MainStay Balanced Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 28.4%
Asset-Backed Securities 1.3%
Other Asset-Backed Securities 1.3%
AIG CLO LLC
Series 2020-1A, Class AR
3.672% (3 Month LIBOR + 1.16%), due 4/15/34 (a)(b)	$ 500,000	$ 486,142
Apidos CLO XXX
Series XXXA, Class A2
4.34% (3 Month LIBOR + 1.60%), due 10/18/31 (a)(b)	600,000	572,606
ARES L CLO Ltd.
Series 2018-50A, Class AR
3.562% (3 Month LIBOR + 1.05%), due 1/15/32 (a)(b)	500,000	488,653
ARES XXXVIII CLO Ltd.
Series 2015-38A, Class BR
4.11% (3 Month LIBOR + 1.40%), due 4/20/30 (a)(b)	600,000	569,032
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A2R
3.912% (3 Month LIBOR + 1.40%), due 10/15/30 (a)(b)	1,100,000	1,046,856
Palmer Square CLO Ltd.
Series 2015-2A, Class A2R2
4.26% (3 Month LIBOR + 1.55%), due 7/20/30 (a)(b)	250,000	240,931
Regatta XIV Funding Ltd.
Series 2018-3A, Class A
3.973% (3 Month LIBOR + 1.19%), due 10/25/31 (a)(b)	400,000	392,039
STORE Master Funding I-VII XIV XIX XX
Series 2021-1A, Class A1
2.12%, due 6/20/51 (a)	307,206	272,322
THL Credit Wind River CLO Ltd.
Series 2017-4A, Class A
2.628% (3 Month LIBOR + 1.15%), due 11/20/30 (a)(b)	507,000	500,190
TICP CLO X Ltd.
Series 2018-10A, Class A
3.71% (3 Month LIBOR + 1.00%), due 4/20/31 (a)(b)	400,000	392,772
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2
1.645%, due 9/15/45 (a)	850,000	776,502
Wellfleet CLO Ltd.
Series 2021-2A, Class A1
3.712% (3 Month LIBOR + 1.20%), due 7/15/34 (a)(b)	466,667	454,080
Total Asset-Backed Securities (Cost $6,463,594)		6,192,125
Corporate Bonds 8.9%
Aerospace & Defense 0.1%
Boeing Co. (The)
3.10%, due 5/1/26	285,000	273,229
3.25%, due 2/1/28	400,000	371,852
		645,081

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers 0.4%
General Motors Co.
5.40%, due 10/15/29	$ 250,000	$ 249,893
General Motors Financial Co., Inc.
1.05%, due 3/8/24	250,000	238,324
1.50%, due 6/10/26	1,115,000	998,432
Mercedes-Benz Finance North America LLC
2.625%, due 3/10/30 (a)	350,000	315,888
		1,802,537
Banks 2.5%
Bank of America Corp. (c)
1.922%, due 10/24/31	453,000	373,257
2.087%, due 6/14/29	1,250,000	1,104,072
5.015%, due 7/22/33	185,000	192,921
Citigroup, Inc. (c)
2.014%, due 1/25/26	875,000	830,302
2.666%, due 1/29/31	505,000	445,508
4.658%, due 5/24/28	750,000	760,000
Fifth Third Bancorp
4.055%, due 4/25/28 (c)	1,050,000	1,043,264
Goldman Sachs Group, Inc. (The)
2.64%, due 2/24/28 (c)	600,000	559,137
JPMorgan Chase & Co. (c)
1.578%, due 4/22/27	1,280,000	1,162,686
2.963%, due 1/25/33	985,000	876,221
Lloyds Banking Group plc
0.695% (1 Year Treasury Constant Maturity Rate + 0.55%), due 5/11/24 (b)	650,000	631,307
Morgan Stanley (c)
1.512%, due 7/20/27	195,000	176,091
4.679%, due 7/17/26	1,374,000	1,396,697
5.297%, due 4/20/37	375,000	377,763
Societe Generale SA
1.792% (1 Year Treasury Constant Maturity Rate + 1.00%), due 6/9/27 (a)(b)	525,000	463,826
Standard Chartered plc (a)(b)
0.991% (1 Year Treasury Constant Maturity Rate + 0.78%), due 1/12/25	300,000	284,020
2.608% (1 Year Treasury Constant Maturity Rate + 1.18%), due 1/12/28	275,000	249,366
State Street Corp.
2.203%, due 2/7/28 (c)	350,000	325,869
Sumitomo Mitsui Trust Bank Ltd.
1.35%, due 9/16/26 (a)	425,000	383,885
UBS Group AG
1.364% (1 Year Treasury Constant Maturity Rate + 1.08%), due 1/30/27 (a)(b)	675,000	607,217
		12,243,409
Biotechnology 0.1%
Amgen, Inc.
3.35%, due 2/22/32	350,000	335,271

	Principal Amount	Value
Corporate Bonds
Commercial Services 0.1%
Global Payments, Inc.
2.15%, due 1/15/27	$ 400,000	$ 362,684
PayPal Holdings, Inc.
3.90%, due 6/1/27	340,000	346,595
		709,279
Computers 0.3%
Apple, Inc.
1.65%, due 5/11/30	391,000	346,938
1.70%, due 8/5/31	1,150,000	1,010,508
		1,357,446
Cosmetics & Personal Care 0.0% ‡
Unilever Capital Corp.
1.75%, due 8/12/31	265,000	227,536
Diversified Financial Services 1.1%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	550,000	482,640
Air Lease Corp.
0.70%, due 2/15/24	1,425,000	1,350,718
Aircastle Ltd.
2.85%, due 1/26/28 (a)	341,000	285,722
Antares Holdings LP
3.95%, due 7/15/26 (a)	750,000	661,704
Aviation Capital Group LLC (a)
1.95%, due 1/30/26	275,000	240,502
1.95%, due 9/20/26	365,000	312,049
Blackstone Holdings Finance Co. LLC
1.625%, due 8/5/28 (a)	425,000	369,141
Capital One Financial Corp.
4.985%, due 7/24/26 (c)	610,000	615,580
Intercontinental Exchange, Inc.
4.35%, due 6/15/29	720,000	733,933
Thirax 1 LLC
0.968%, due 1/14/33	308,932	270,819
		5,322,808
Electric 1.2%
AEP Texas, Inc.
4.70%, due 5/15/32	220,000	225,778
Appalachian Power Co.
Series BB
4.50%, due 8/1/32	220,000	221,412
Commonwealth Edison Co.
3.10%, due 11/1/24	290,000	289,078
Duke Energy Carolinas LLC
2.85%, due 3/15/32	490,000	452,449

	Principal Amount	Value
Corporate Bonds
Electric
Entergy Arkansas LLC
3.70%, due 6/1/24	$ 665,000	$ 667,843
FirstEnergy Transmission LLC
4.35%, due 1/15/25 (a)	1,210,000	1,202,208
Pacific Gas and Electric Co.
4.20%, due 3/1/29	273,000	248,845
5.45%, due 6/15/27	400,000	396,961
Pinnacle West Capital Corp.
1.30%, due 6/15/25	675,000	623,571
Public Service Co. of Colorado
Series 38
4.10%, due 6/1/32	375,000	386,299
Southern California Edison Co.
Series D
4.70%, due 6/1/27	396,000	406,652
Virginia Electric and Power Co.
Series B
3.75%, due 5/15/27	750,000	760,095
		5,881,191
Electrical Components & Equipment 0.2%
Emerson Electric Co.
1.80%, due 10/15/27	450,000	416,386
2.00%, due 12/21/28	350,000	319,441
		735,827
Entertainment 0.1%
Magallanes, Inc.
4.054%, due 3/15/29 (a)	590,000	561,535
Environmental Control 0.1%
Waste Management, Inc.
4.15%, due 4/15/32	410,000	419,314
Gas 0.1%
CenterPoint Energy Resources Corp.
4.40%, due 7/1/32	545,000	561,729
Healthcare-Services 0.0% ‡
HCA, Inc.
3.625%, due 3/15/32 (a)	230,000	208,800
Insurance 0.4%
Brighthouse Financial Global Funding
1.00%, due 4/12/24 (a)	1,275,000	1,208,470
Corebridge Financial, Inc.
3.85%, due 4/5/29 (a)	325,000	308,754

	Principal Amount	Value
Corporate Bonds
Insurance
Principal Life Global Funding II
1.25%, due 8/16/26 (a)	$ 425,000	$ 381,552
		1,898,776
Internet 0.1%
Amazon.com, Inc.
3.60%, due 4/13/32	370,000	374,585
Investment Companies 0.0% ‡
Prospect Capital Corp.
3.437%, due 10/15/28	292,000	229,859
Media 0.1%
Charter Communications Operating LLC
2.25%, due 1/15/29	400,000	341,243
Mining 0.1%
Anglo American Capital plc
2.25%, due 3/17/28 (a)	285,000	249,586
Oil & Gas 0.0% ‡
Valero Energy Corp.
2.85%, due 4/15/25	202,000	196,402
Oil & Gas Services 0.2%
Schlumberger Holdings Corp.
3.75%, due 5/1/24 (a)	1,195,000	1,196,588
Pharmaceuticals 0.2%
AbbVie, Inc.
4.25%, due 11/14/28	800,000	815,934
Merck & Co., Inc.
2.15%, due 12/10/31	150,000	133,899
		949,833
Real Estate Investment Trusts 0.5%
American Campus Communities Operating Partnership LP
3.30%, due 7/15/26	1,030,000	1,021,913
CubeSmart LP
2.25%, due 12/15/28	340,000	294,911
Realty Income Corp.
3.95%, due 8/15/27	504,000	502,103
Simon Property Group LP
1.75%, due 2/1/28	425,000	373,580
		2,192,507

	Principal Amount	Value
Corporate Bonds
Retail 0.1%
Home Depot, Inc. (The)
3.25%, due 4/15/32	$ 340,000	$ 331,308
O'Reilly Automotive, Inc.
4.70%, due 6/15/32	150,000	154,389
		485,697
Semiconductors 0.2%
NVIDIA Corp.
1.55%, due 6/15/28	147,000	133,351
NXP BV
4.30%, due 6/18/29	255,000	249,100
QUALCOMM, Inc.
2.15%, due 5/20/30	490,000	448,408
		830,859
Software 0.0% ‡
Microsoft Corp.
2.525%, due 6/1/50	220,000	171,383
Telecommunications 0.6%
AT&T, Inc.
4.35%, due 3/1/29	955,000	963,328
T-Mobile US, Inc.
2.55%, due 2/15/31	405,000	354,128
Verizon Communications, Inc.
2.10%, due 3/22/28	400,000	365,900
3.376%, due 2/15/25	8,000	8,025
4.016%, due 12/3/29	1,031,000	1,034,658
		2,726,039
Transportation 0.1%
United Parcel Service, Inc.
4.45%, due 4/1/30	390,000	414,723
Total Corporate Bonds (Cost $44,869,336)		43,269,843
Mortgage-Backed Securities 0.4%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.4%
BFLD Trust
Series 2021-FPM, Class A
3.60% (1 Month LIBOR + 1.60%), due 6/15/38 (a)(b)	600,000	579,104
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5
2.717%, due 2/15/53	1,000,000	913,547

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (a)	$ 550,000	$ 486,709
Total Mortgage-Backed Securities (Cost $2,192,758)		1,979,360
U.S. Government & Federal Agencies 17.8%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.1%
FFCB
2.03%, due 1/21/28	1,200,000	1,152,480
2.13%, due 4/19/34	550,000	476,896
4.37%, due 5/17/32	450,000	447,197
FHLB
3.125%, due 9/12/25	800,000	806,407
4.00%, due 5/26/27	1,325,000	1,321,658
4.00%, due 4/20/29	1,175,000	1,161,506
		5,366,144
United States Treasury Notes 16.7%
U.S. Treasury Notes
2.50%, due 3/31/23	2,000,000	1,993,984
2.625%, due 6/30/23	1,000,000	997,266
2.875%, due 5/15/32	9,395,000	9,563,816
3.00%, due 6/30/24	19,520,000	19,548,213
3.00%, due 7/15/25	20,500,000	20,602,500
3.25%, due 6/30/27	16,815,000	17,235,375
3.25%, due 6/30/29	10,670,000	11,033,447
		80,974,601
Total U.S. Government & Federal Agencies (Cost $85,680,206)		86,340,745
Total Long-Term Bonds (Cost $139,205,894)		137,782,073

	Shares
Common Stocks 61.3%
Aerospace & Defense 3.7%
General Dynamics Corp.	18,153	4,114,741
L3Harris Technologies, Inc.	20,834	4,999,535
Northrop Grumman Corp.	8,005	3,833,594
Raytheon Technologies Corp.	53,080	4,947,587
		17,895,457
Auto Components 0.8%
Gentex Corp.	133,341	3,762,883

	Shares	Value
Common Stocks
Banks 4.4%
JPMorgan Chase & Co.	70,592	$ 8,143,493
M&T Bank Corp.	33,911	6,017,507
PNC Financial Services Group, Inc. (The)	22,184	3,681,213
Truist Financial Corp.	72,565	3,662,355
		21,504,568
Beverages 0.8%
Keurig Dr Pepper, Inc.	95,171	3,686,924
Building Products 1.4%
Fortune Brands Home & Security, Inc.	33,363	2,324,734
Johnson Controls International plc	84,643	4,563,104
		6,887,838
Capital Markets 3.9%
Ares Management Corp.	67,760	4,855,004
Blackstone, Inc.	30,685	3,132,018
LPL Financial Holdings, Inc.	22,019	4,622,228
Morgan Stanley	73,486	6,194,870
		18,804,120
Chemicals 0.6%
Axalta Coating Systems Ltd.(d)	125,950	3,176,459
Communications Equipment 2.1%
Cisco Systems, Inc.	149,394	6,778,006
F5, Inc.(d)	21,219	3,551,212
		10,329,218
Containers & Packaging 0.6%
Sealed Air Corp.	48,574	2,968,843
Electric Utilities 1.8%
Duke Energy Corp.	40,937	4,500,204
Exelon Corp.	88,991	4,137,192
		8,637,396
Electrical Equipment 0.9%
Hubbell, Inc.	19,013	4,164,227
Electronic Equipment, Instruments & Components 1.1%
Corning, Inc.	142,964	5,255,357
Entertainment 1.0%
Electronic Arts, Inc.	36,951	4,849,080

	Shares	Value
Common Stocks
Equity Real Estate Investment Trusts 2.5%
Gaming and Leisure Properties, Inc.	95,432	$ 4,961,509
Host Hotels & Resorts, Inc.	182,147	3,244,038
Welltower, Inc.	44,011	3,799,910
		12,005,457
Food Products 0.9%
Mondelez International, Inc., Class A	70,841	4,536,658
Health Care Equipment & Supplies 2.6%
Becton Dickinson and Co.	17,149	4,189,672
Boston Scientific Corp.(d)	99,528	4,085,625
Medtronic plc	47,110	4,358,617
		12,633,914
Health Care Providers & Services 3.2%
Centene Corp.(d)	54,353	5,053,198
Elevance Health, Inc.	11,955	5,703,731
UnitedHealth Group, Inc.	8,589	4,658,158
		15,415,087
Household Durables 0.7%
Lennar Corp., Class A	37,495	3,187,075
Insurance 2.8%
Chubb Ltd.	24,336	4,590,743
MetLife, Inc.	95,191	6,020,831
Progressive Corp. (The)	25,197	2,899,167
		13,510,741
Interactive Media & Services 3.0%
Alphabet, Inc., Class C (d)	60,580	7,066,051
Meta Platforms, Inc., Class A (d)	45,747	7,278,348
		14,344,399
IT Services 1.5%
Amdocs Ltd.	41,194	3,586,350
Global Payments, Inc.	30,094	3,681,098
		7,267,448
Machinery 0.8%
Middleby Corp. (The)(d)	26,225	3,794,495
Media 1.8%
Comcast Corp., Class A	156,290	5,864,001
Omnicom Group, Inc.	40,535	2,830,964
		8,694,965

	Shares	Value
Common Stocks
Multi-Utilities 1.8%
Dominion Energy, Inc.	52,476	$ 4,301,982
Sempra Energy	27,786	4,606,919
		8,908,901
Oil, Gas & Consumable Fuels 3.5%
ConocoPhillips	56,822	5,536,167
Coterra Energy, Inc.	140,213	4,289,116
Phillips 66	43,346	3,857,794
Pioneer Natural Resources Co.	14,859	3,520,840
		17,203,917
Personal Products 0.8%
Unilever plc, Sponsored ADR	78,929	3,840,685
Pharmaceuticals 5.6%
AstraZeneca plc, Sponsored ADR	59,970	3,971,813
Eli Lilly and Co.	17,691	5,832,546
Merck & Co., Inc.	58,163	5,196,283
Pfizer, Inc.	180,949	9,139,734
Roche Holding AG	9,171	3,045,512
		27,185,888
Real Estate Management & Development 0.7%
CBRE Group, Inc., Class A (d)	42,103	3,604,859
Road & Rail 0.7%
Knight-Swift Transportation Holdings, Inc.	63,895	3,511,030
Semiconductors & Semiconductor Equipment 2.8%
Analog Devices, Inc.	35,730	6,144,131
Micron Technology, Inc.	59,189	3,661,432
QUALCOMM, Inc.	26,121	3,789,112
		13,594,675
Specialty Retail 2.5%
Home Depot, Inc. (The)	18,136	5,457,848
TJX Cos., Inc. (The)	53,158	3,251,143
Victoria's Secret & Co.(d)	90,085	3,329,542
		12,038,533
Total Common Stocks (Cost $262,946,223)		297,201,097
Exchange-Traded Funds 5.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	13,884	1,591,245
iShares Intermediate Government/Credit Bond ETF (e)	141,894	15,196,847

	Shares	Value
Exchange-Traded Funds
iShares Russell 1000 Value ETF	54,551	$ 8,429,766
Total Exchange-Traded Funds (Cost $24,619,760)		25,217,858
Short-Term Investments 1.8%
Affiliated Investment Company 1.0%
MainStay U.S. Government Liquidity Fund, 1.544% (f)	4,646,202	4,646,202
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 2.17% (f)(g)	123,695	123,695

	Principal Amount
U.S. Government & Federal Agency 0.8%
FHLB
0.00%, due 1/3/23	$ 4,000,000	3,951,564
Total Short-Term Investments (Cost $8,729,253)		8,721,461
Total Investments (Cost $435,501,130)	96.7%	468,922,489
Other Assets, Less Liabilities	3.3	15,827,468
Net Assets	100.0%	$ 484,749,957

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of July 31, 2022.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2022.
(d)	Non-income producing security.
(e)	All or a portion of this security was held on loan. As of July 31, 2022, the aggregate market value of securities on loan was $117,810. The Fund received cash collateral with a value of $123,695.
(f)	Current yield as of July 31, 2022.
(g)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 3,803	$ 84,435	$ (83,592)	$ —	$ —	$ 4,646	$ 13	$ —	4,646

Futures Contracts
As of July 31, 2022, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	31	September 2022	$ 6,527,095	$ 6,524,289	$ (2,806)
U.S. Treasury 5 Year Notes	59	September 2022	6,671,069	6,709,867	38,798
U.S. Treasury 10 Year Notes	42	September 2022	5,027,540	5,087,907	60,367
Total Long Contracts					96,359
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(27)	September 2022	(3,442,257)	(3,543,750)	(101,493)
U.S. Treasury Long Bonds	(3)	September 2022	(422,713)	(432,000)	(9,287)
Total Short Contracts					(110,780)
Net Unrealized Depreciation					$ (14,421)

1.	As of July 31, 2022, cash in the amount of $135,078 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2022.
Abbreviation(s):
ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
FFCB—Federal Farm Credit Bank
FHLB—Federal Home Loan Bank
LIBOR—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 6,192,125	$ —	$ 6,192,125
Corporate Bonds	—	43,269,843	—	43,269,843
Mortgage-Backed Securities	—	1,979,360	—	1,979,360
U.S. Government & Federal Agencies	—	86,340,745	—	86,340,745
Total Long-Term Bonds	—	137,782,073	—	137,782,073
Common Stocks
Pharmaceuticals	24,140,376	3,045,512	—	27,185,888
All Other Industries	270,015,209	—	—	270,015,209
Total Common Stocks	294,155,585	3,045,512	—	297,201,097
Exchange-Traded Funds	25,217,858	—	—	25,217,858
Short-Term Investments
Affiliated Investment Company	4,646,202	—	—	4,646,202
U.S. Government & Federal Agency	—	3,951,564	—	3,951,564
Unaffiliated Investment Company	123,695	—	—	123,695
Total Short-Term Investments	4,769,897	3,951,564	—	8,721,461
Total Investments in Securities	324,143,340	144,779,149	—	468,922,489
Other Financial Instruments
Futures Contracts (b)	99,165	—	—	99,165
Total Investments in Securities and Other Financial Instruments	$ 324,242,505	$ 144,779,149	$ —	$ 469,021,654
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (113,586)	$ —	$ —	$ (113,586)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Candriam Emerging Markets Equity Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 97.0%
Brazil 5.2%
BB Seguridade Participacoes SA (Insurance)	230,000	$ 1,288,668
Cosan SA (Oil, Gas & Consumable Fuels)	156,000	562,904
Hypera SA (Pharmaceuticals) (a)	102,000	839,601
Localiza Rent a Car SA (Road & Rail)	76,000	846,207
Petro Rio SA (Oil, Gas & Consumable Fuels) (a)	130,000	608,531
SLC Agricola SA (Food Products)	76,000	647,765
WEG SA (Electrical Equipment)	132,000	715,348
		5,509,024
Chile 1.1%
Sociedad Quimica y Minera de Chile SA, Sponsored ADR (Chemicals)	11,400	1,121,418
China 36.4%
Agricultural Bank of China Ltd., Class H (Banks)	2,200,000	726,843
Aier Eye Hospital Group Co. Ltd., Class A (Health Care Providers & Services)	77,584	351,013
Airtac International Group (Machinery) (a)	31,096	853,524
Alibaba Group Holding Ltd. (Internet & Direct Marketing Retail) (a)	294,000	3,321,647
Baidu, Inc., Class A (Interactive Media & Services) (a)	84,000	1,438,438
Bank of Jiangsu Co. Ltd., Class A (Banks)	889,965	952,644
Beijing United Information Technology Co. Ltd., Class A (Trading Companies & Distributors)	67,252	917,496
BYD Co. Ltd., Class H (Automobiles)	47,000	1,722,530
China Mengniu Dairy Co. Ltd. (Food Products) (a)	220,000	1,024,777
China State Construction Engineering Corp. Ltd., Class A (Construction & Engineering)	899,997	674,179
China Yangtze Power Co. Ltd., Class A (Independent Power and Renewable Electricity Producers)	269,998	957,894
CMOC Group Ltd., Class H (Metals & Mining)	299,951	147,737
Contemporary Amperex Technology Co. Ltd., Class A (Electrical Equipment) (a)	6,000	454,785
Country Garden Services Holdings Co. Ltd. (Real Estate Management & Development)	10,000	22,467
East Money Information Co. Ltd., Class A (Capital Markets)	350,800	1,162,299
Flat Glass Group Co. Ltd., Class H (Semiconductors & Semiconductor Equipment) (a)(b)	150,000	546,031
Ganfeng Lithium Co. Ltd., Class H (Metals & Mining) (b)(c)	48,000	436,418
Ginlong Technologies Co. Ltd., Class A (Electrical Equipment)	33,994	1,158,058
Jafron Biomedical Co. Ltd., Class A (Health Care Equipment & Supplies)	117,934	775,689
JD.com, Inc., Class A (Internet & Direct Marketing Retail)	48,000	1,429,306
Jiumaojiu International Holdings Ltd. (Hotels, Restaurants & Leisure) (c)	340,000	743,009
Kweichow Moutai Co. Ltd., Class A (Beverages)	800	225,829
Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	800,000	776,868
Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	63,985	522,466
Longfor Group Holdings Ltd. (Real Estate Management & Development) (c)	180,000	602,446
LONGi Green Energy Technology Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	83,997	768,840
Meituan (Internet & Direct Marketing Retail) (a)(c)	92,000	2,083,797
Ming Yang Smart Energy Group Ltd., Class A (Electrical Equipment)	129,996	578,471
NARI Technology Co. Ltd., Class A (Electrical Equipment)	188,995	820,653
NetEase, Inc. (Entertainment)	64,000	1,189,162
Ningbo Orient Wires & Cables Co. Ltd., Class A (Electrical Equipment)	26,000	309,459
NIO, Inc., Class A (Automobiles) (a)	32,000	627,422
Postal Savings Bank of China Co. Ltd., Class H (Banks) (c)	1,400,000	928,103
Shanghai Baosight Software Co. Ltd., Class A (Software)	74,657	446,249
Shenzhen Inovance Technology Co. Ltd., Class A (Machinery)	88,926	874,064

	Shares	Value
Common Stocks
China
Sinopharm Group Co. Ltd., Class H (Health Care Providers & Services)	320,000	$ 734,262
Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	6,000	81,575
Tencent Holdings Ltd. (Interactive Media & Services)	92,000	3,619,075
Wuxi Biologics Cayman, Inc. (Life Sciences Tools & Services) (a)(c)	44,000	420,997
Yadea Group Holdings Ltd. (Automobiles) (c)	280,000	605,013
Yealink Network Technology Corp. Ltd., Class A (Communications Equipment)	31,928	360,095
Yunnan Energy New Material Co. Ltd. (Chemicals)	24,000	764,266
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A (Pharmaceuticals)	103,975	724,194
Zijin Mining Group Co. Ltd., Class H (Metals & Mining)	360,000	424,357
		38,304,447
Colombia 0.3%
Ecopetrol SA, Sponsored ADR (Oil, Gas & Consumable Fuels) (b)	28,000	300,720
Hungary 0.5%
MOL Hungarian Oil & Gas plc (Oil, Gas & Consumable Fuels)	67,000	492,369
India 12.9%
Asian Paints Ltd. (Chemicals)	25,000	1,053,230
Axis Bank Ltd. (Banks)	122,000	1,119,386
Bajaj Finance Ltd. (Consumer Finance)	4,000	365,289
Bharti Airtel Ltd. (Wireless Telecommunication Services) (a)	174,000	1,491,751
Divi's Laboratories Ltd. (Life Sciences Tools & Services)	3,000	145,423
Eicher Motors Ltd. (Automobiles)	37,000	1,447,503
GAIL India Ltd. (Gas Utilities)	440,000	815,955
HDFC Bank Ltd. (Banks)	86,000	1,570,669
Infosys Ltd. (IT Services)	76,000	1,488,713
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels) (a)	77,000	2,446,761
State Bank of India (Banks)	156,000	1,047,814
Varun Beverages Ltd. (Beverages)	50,000	558,093
		13,550,587
Indonesia 2.2%
Aneka Tambang Tbk. (Metals & Mining)	4,200,000	555,046
Bank Central Asia Tbk. PT (Banks)	3,500,000	1,743,174
		2,298,220
Malaysia 0.8%
Petronas Chemicals Group Bhd. (Chemicals)	160,000	319,879
Press Metal Aluminium Holdings Bhd. (Metals & Mining)	440,000	481,685
		801,564
Mexico 3.5%
America Movil SAB de CV (Wireless Telecommunication Services)	1,240,000	1,180,055
Gruma SAB de CV, Class B (Food Products)	64,000	795,828
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation Infrastructure)	58,000	786,402
Grupo Financiero Banorte SAB de CV, Class O (Banks)	170,000	967,271
		3,729,556

	Shares	Value
Common Stocks
Peru 0.8%
Credicorp Ltd. (Banks)	4,000	$ 517,600
Southern Copper Corp. (Metals & Mining)	6,000	298,800
		816,400
Poland 0.8%
Dino Polska SA (Food & Staples Retailing) (a)(c)	11,400	893,093
Republic of Korea 11.0%
Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	3,800	534,187
KB Financial Group, Inc. (Banks)	29,000	1,079,885
Kia Corp. (Automobiles)	16,000	1,003,695
L&F Co. Ltd. (Electronic Equipment, Instruments & Components) (a)	5,000	891,396
Samsung Biologics Co. Ltd. (Life Sciences Tools & Services) (a)(c)	1,360	903,603
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	82,000	3,888,768
Samsung Engineering Co. Ltd. (Construction & Engineering) (a)	64,000	969,576
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	11,600	876,054
SK Telecom Co. Ltd. (Wireless Telecommunication Services)	24,000	992,494
S-Oil Corp. (Oil, Gas & Consumable Fuels)	6,200	440,686
		11,580,344
Russia 0.0% ‡
Magnit PJSC (Food & Staples Retailing) (d)(e)(f)	6,769	—
South Africa 3.6%
Capitec Bank Holdings Ltd. (Banks)	10,000	1,199,642
FirstRand Ltd. (Diversified Financial Services)	292,000	1,153,573
Gold Fields Ltd. (Metals & Mining)	82,000	764,018
Shoprite Holdings Ltd. (Food & Staples Retailing)	50,000	675,133
		3,792,366
Taiwan 12.2%
Accton Technology Corp. (Communications Equipment)	58,000	483,241
Alchip Technologies Ltd. (Semiconductors & Semiconductor Equipment)	16,000	380,451
Chailease Holding Co. Ltd. (Diversified Financial Services)	220,000	1,561,241
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	30,000	259,366
E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	76,000	499,571
E.Sun Financial Holding Co. Ltd. (Banks)	1,494,360	1,375,291
Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	250,000	911,724
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	428,000	7,329,704
		12,800,589
Thailand 4.9%
Advanced Info Service PCL, NVDR (Wireless Telecommunication Services)	92,000	503,023
Bangkok Dusit Medical Services PCL, NVDR (Health Care Providers & Services)	1,730,000	1,259,041
CP ALL PCL, NVDR (Food & Staples Retailing)	620,000	1,040,674
Energy Absolute PCL, NVDR (Independent Power and Renewable Electricity Producers)	370,000	819,873
Kasikornbank PCL, NVDR (Banks)	255,000	1,026,534

	Shares	Value
Common Stocks
Thailand
Minor International PCL, NVDR (Hotels, Restaurants & Leisure) (a)	620,000	$ 570,163
		5,219,308
United States 0.4%
Globant SA (IT Services) (a)	2,300	458,252
Uruguay 0.4%
Dlocal Ltd. (IT Services) (a)(b)	14,000	388,920
Total Common Stocks (Cost $106,712,329)		102,057,177
Preferred Stocks 1.3%
Brazil 1.1%
Itau Unibanco Holding SA (Banks) (a)	246,000	1,123,001
Colombia 0.2%
Bancolombia SA, Sponsored ADR (Banks)	8,000	231,760
Total Preferred Stocks (Cost $1,483,430)		1,354,761
Short-Term Investment 0.1%
Unaffiliated Investment Company 0.1%
United States 0.1%
Invesco Government & Agency Portfolio, 2.17% (g)(h)	56,505	56,505
Total Short-Term Investment (Cost $56,505)		56,505
Total Investments (Cost $108,252,264)	98.4%	103,468,443
Other Assets, Less Liabilities	1.6	1,730,102
Net Assets	100.0%	$ 105,198,545

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2022, the aggregate market value of securities on loan was $483,218; the total market value of collateral held by the Fund was $503,752. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $447,247. The Fund received cash collateral with a value of $56,505.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2022, the total market value was $0, which represented less than one-tenth of a percent of the Fund’s net assets.
(e)	Illiquid security—As of July 31, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets.

(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Current yield as of July 31, 2022.
(h)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt
PCL—Provision for Credit Losses
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
China	$ —	$ 38,304,447	$ —	$ 38,304,447
Hungary	—	492,369	—	492,369
India	—	13,550,587	—	13,550,587
Indonesia	—	2,298,220	—	2,298,220
Malaysia	—	801,564	—	801,564
Poland	—	893,093	—	893,093
Republic of Korea	—	11,580,344	—	11,580,344
South Africa	—	3,792,366	—	3,792,366
Taiwan	—	12,800,589	—	12,800,589
Thailand	—	5,219,308	—	5,219,308
All Other Countries	12,324,290	—	—	12,324,290
Total Common Stocks	12,324,290	89,732,887	—	102,057,177
Preferred Stocks	1,354,761	—	—	1,354,761
Short-Term Investment
Unaffiliated Investment Company	56,505	—	—	56,505
Total Investments in Securities	$ 13,735,556	$ 89,732,887	$ —	$ 103,468,443

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Conservative Allocation Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Shares	Value
Affiliated Investment Companies 90.0%
Equity Funds 37.2%
IQ 50 Percent Hedged FTSE International ETF	413,283	$ 9,096,359
IQ 500 International ETF	266,604	7,494,612
IQ Candriam ESG International Equity ETF	305,569	7,611,663
IQ Candriam ESG U.S. Equity ETF	438,225	15,662,161
IQ Chaikin U.S. Large Cap ETF	378,615	12,072,366
IQ Chaikin U.S. Small Cap ETF	233,508	7,703,429
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	672,127	6,360,536
MainStay Epoch Capital Growth Fund Class I	144,450	1,636,836
MainStay Epoch International Choice Fund Class I	135,513	4,627,427
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	629,867	12,305,016
MainStay MacKay International Equity Fund Class R6	287,045	4,689,164
MainStay S&P 500 Index Fund Class I	130,878	6,896,582
MainStay Winslow Large Cap Growth Fund Class R6	1,541,383	15,845,414
MainStay WMC Enduring Capital Fund Class R6 (a)	375,402	12,122,129
MainStay WMC Growth Fund Class R6 (a)	458,253	15,734,841
MainStay WMC International Research Equity Fund Class I	697,954	4,525,743
MainStay WMC Small Companies Fund Class I (a)	356,336	8,184,264
MainStay WMC Value Fund Class R6	395,471	12,116,993
Total Equity Funds (Cost $147,273,122)		164,685,535
Fixed Income Funds 52.8%
IQ MacKay ESG Core Plus Bond ETF (a)	2,431,471	54,557,590
MainStay Floating Rate Fund Class R6 (a)	3,795,345	32,874,520
MainStay MacKay High Yield Corporate Bond Fund Class R6	5,357,352	27,237,312
MainStay MacKay Short Duration High Yield Fund Class I	2,325,443	21,549,651
MainStay MacKay Total Return Bond Fund Class R6 (a)	10,280,998	97,897,718
Total Fixed Income Funds (Cost $250,819,173)		234,116,791
Total Affiliated Investment Companies (Cost $398,092,295)		398,802,326
Short-Term Investment 8.3%
Affiliated Investment Company 8.3%
MainStay U.S. Government Liquidity Fund, 1.544% (b)	36,666,642	36,666,642
Total Short-Term Investment (Cost $36,666,642)	8.3%	36,666,642
Total Investments (Cost $434,758,937)	98.3%	435,468,968
Other Assets, Less Liabilities	1.7	7,467,097
Net Assets	100.0%	$ 442,936,065

†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2022, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of July 31, 2022.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$ 10,170	$ 780	$ (686)	$ 11	$ (1,179)	$ 9,096	$ 247	$ —	413
IQ 500 International ETF	8,948	936	(1,176)	57	(1,270)	7,495	308	—	267
IQ Candriam ESG International Equity ETF	8,695	984	(582)	49	(1,534)	7,612	219	—	306
IQ Candriam ESG U.S. Equity ETF	18,855	833	(2,147)	268	(2,147)	15,662	155	—	438
IQ Chaikin U.S. Large Cap ETF	12,726	964	(484)	(22)	(1,112)	12,072	121	—	379
IQ Chaikin U.S. Small Cap ETF	8,996	742	(1,350)	358	(1,043)	7,703	73	—	234
IQ MacKay ESG Core Plus Bond ETF	—	58,948	(2,668)	(286)	(1,436)	54,558	406	—	2,431
MainStay Candriam Emerging Markets Equity Fund Class R6	7,538	1,042	(151)	(25)	(2,044)	6,360	68	—	672
MainStay Epoch Capital Growth Fund Class I	1,886	540	(108)	(11)	(670)	1,637	2	420	144
MainStay Epoch International Choice Fund Class I	5,144	696	(315)	(21)	(877)	4,627	131	—	136
MainStay Epoch U.S. Equity Yield Fund Class R6	14,602	255	(2,351)	68	(269)	12,305	210	—	630
MainStay Floating Rate Fund Class R6	38,149	1,638	(5,014)	(168)	(1,730)	32,875	941	—	3,795
MainStay MacKay High Yield Corporate Bond Fund Class R6	20,305	9,667	(866)	(42)	(1,827)	27,237	847	—	5,357
MainStay MacKay International Equity Fund Class R6	4,948	1,677	(200)	(78)	(1,658)	4,689	19	612	287
MainStay MacKay Short Duration High Yield Fund Class I	25,436	11,451	(13,379)	(736)	(1,222)	21,550	897	—	2,325
MainStay MacKay Total Return Bond Fund Class R6	193,306	9,171	(78,530)	(7,781)	(18,268)	97,898	3,386	5,785	10,281
MainStay S&P 500 Index Fund Class I (a)	8,546	672	(1,264)	383	(1,440)	6,897	92	294	131
MainStay Short Term Bond Fund Class I	2,536	1	(2,516)	(49)	28	—	5	6	—
MainStay U.S. Government Liquidity Fund	45,132	102,329	(110,794)	—	—	36,667	85	—	36,667
MainStay Winslow Large Cap Growth Fund Class R6	19,359	6,851	(2,061)	(230)	(8,074)	15,845	—	3,580	1,541
MainStay WMC Enduring Capital Fund Class R6	12,610	1,884	(700)	(118)	(1,554)	12,122	42	1,033	375
MainStay WMC Growth Fund Class R6	17,634	6,787	(398)	(190)	(8,098)	15,735	—	3,520	458
MainStay WMC International Research Equity Fund Class I	5,054	865	(313)	(31)	(1,049)	4,526	133	—	698
MainStay WMC Small Companies Fund Class I	8,471	3,362	(768)	(286)	(2,595)	8,184	—	1,946	356
MainStay WMC Value Fund Class R6	13,224	6,324	(1,380)	(143)	(5,908)	12,117	124	5,850	395
	$512,270	$229,399	$(230,201)	$(9,023)	$(66,976)	$435,469	$8,511	$23,046

(a)	Prior to February 28, 2022, known as MainStay MacKay S&P 500 Index Fund Class I.
Swap Contracts
Open OTC total return equity swap contracts as of July 31, 2022 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Invesco S&P 500 Low Volatility ETF	1 day FEDF plus 0.45%	12/2/22	Daily	10,094	$ —
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.35%	12/2/22	Daily	4,454	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/2/22	Daily	4,429	—
Citibank NA	iShares Semiconductor ETF	1 day FEDF plus 0.35%	12/2/22	Daily	2,306	—
Citibank NA	Russell 1000 Growth Total Return Index	1 day FEDF minus 0.20%	12/2/22	Daily	(11,726)	—
Citibank NA	Russell 1000 Value Total Return Index	1 day FEDF	12/2/22	Daily	(4,395)	—
Citibank NA	Russell Midcap Total Return Index	1 day FEDF plus 0.40%	12/2/22	Daily	7,411	—
Citibank NA	S&P 500 Health Care Sector	1 day FEDF plus 0.45%	12/2/22	Daily	3,416	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.01%	12/2/22	Daily	(24,286)	—
Citibank NA	S&P 600 Total Return	1 day FEDF plus 0.40%	12/2/22	Daily	26,308	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	SPDR S&P Oil & Gas Exploration & Production ETF	1 day FEDF plus 0.40%	12/2/22	Daily	3,803	$ —
Citibank NA	VanEck Gold Miners ETF	1 day FEDF plus 0.55%	12/2/22	Daily	6,068	—
Citibank NA	VanEck Oil Services ETF	1 day FEDF plus 0.40%	12/2/22	Daily	3,576	—
						$ —

1.	As of July 31, 2022, cash in the amount $649,438 was pledged from brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of July 31, 2022.

Abbreviation(s):
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 164,685,535	$ —	$ —	$ 164,685,535
Fixed Income Funds	234,116,791	—	—	234,116,791
Total Affiliated Investment Companies	398,802,326	—	—	398,802,326
Short-Term Investment
Affiliated Investment Company	36,666,642	—	—	36,666,642
Total Investments in Securities	$ 435,468,968	$ —	$ —	$ 435,468,968

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Epoch Capital Growth Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 98.6%
Australia 2.7%
Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	24,482	$ 607,276
CSL Ltd. (Biotechnology)	4,736	961,814
Silver Lake Resources Ltd. (Metals & Mining) (a)	250,882	255,984
		1,825,074
Canada 2.4%
Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	15,605	697,171
Constellation Software, Inc. (Software)	564	959,427
		1,656,598
China 2.4%
A-Living Smart City Services Co. Ltd. (Real Estate Management & Development) (b)	110,750	135,905
Chongqing Brewery Co. Ltd., Class A (Beverages)	18,074	330,720
Silergy Corp. (Semiconductors & Semiconductor Equipment)	24,000	449,555
SITC International Holdings Co. Ltd. (Marine)	217,000	739,508
		1,655,688
Denmark 3.0%
Coloplast A/S, Class B (Health Care Equipment & Supplies)	3,504	409,266
Genmab A/S (Biotechnology) (a)	2,071	737,417
Novo Nordisk A/S, Class B (Pharmaceuticals)	7,625	896,760
		2,043,443
France 2.4%
Edenred (IT Services)	21,685	1,114,583
Sartorius Stedim Biotech (Life Sciences Tools & Services)	1,352	542,475
		1,657,058
Hong Kong 0.4%
Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	5,800	266,392
Indonesia 0.5%
Bank Central Asia Tbk. PT (Banks)	727,500	362,331
Italy 1.9%
DiaSorin SpA (Health Care Equipment & Supplies)	2,572	358,529
FinecoBank Banca Fineco SpA (Banks)	45,522	568,491
Recordati Industria Chimica e Farmaceutica SpA (Pharmaceuticals)	8,995	399,395
		1,326,415
Japan 3.6%
Digital Arts, Inc. (Software)	2,900	143,820
Goldwin, Inc. (Textiles, Apparel & Luxury Goods)	3,800	237,320
Hoya Corp. (Health Care Equipment & Supplies)	4,200	421,874
MedPeer, Inc. (Health Care Technology) (a)(c)	9,700	160,539
Nexon Co. Ltd. (Entertainment)	22,100	502,260
Unicharm Corp. (Household Products)	18,700	679,927

	Shares	Value
Common Stocks
Japan
Zenkoku Hosho Co. Ltd. (Diversified Financial Services)	8,600	$ 292,137
		2,437,877
Jordan 0.7%
Hikma Pharmaceuticals plc (Pharmaceuticals)	23,193	489,008
Malta 1.0%
Kindred Group plc SDR (Hotels, Restaurants & Leisure)	75,224	661,294
Mexico 0.7%
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	140,000	507,106
Netherlands 1.4%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	978	561,529
BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	7,055	378,096
		939,625
Singapore 0.7%
Singapore Exchange Ltd. (Capital Markets)	66,900	480,121
South Africa 0.5%
FirstRand Ltd. (Diversified Financial Services)	90,142	356,114
Spain 1.2%
Amadeus IT Group SA (IT Services) (a)	6,555	382,480
Industria de Diseno Textil SA (Specialty Retail)	18,531	450,109
		832,589
Sweden 2.8%
Atlas Copco AB, Class B (Machinery)	36,548	379,270
Epiroc AB, Class B (Machinery)	25,696	407,951
Evolution AB (Hotels, Restaurants & Leisure) (b)	4,632	450,893
Swedish Match AB (Tobacco)	62,880	658,720
		1,896,834
Switzerland 2.8%
Kuehne + Nagel International AG (Registered) (Marine)	2,480	667,851
Logitech International SA (Registered) (Technology Hardware, Storage & Peripherals)	8,074	454,824
Partners Group Holding AG (Capital Markets)	420	457,443
Tecan Group AG (Registered) (Life Sciences Tools & Services)	955	339,646
		1,919,764
Taiwan 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	17,000	291,133
United Kingdom 2.1%
Diageo plc (Beverages)	7,216	342,980

	Shares	Value
Common Stocks
United Kingdom
Fevertree Drinks plc (Beverages)	13,311	$ 174,985
Games Workshop Group plc (Leisure Products)	4,535	428,664
Howden Joinery Group plc (Trading Companies & Distributors)	61,913	512,766
		1,459,395
United States 65.0%
Accenture plc, Class A (IT Services)	2,532	775,450
Adobe, Inc. (Software) (a)	978	401,097
Align Technology, Inc. (Health Care Equipment & Supplies) (a)	1,001	281,251
Alphabet, Inc., Class A (Interactive Media & Services) (a)	9,660	1,123,651
Ameriprise Financial, Inc. (Capital Markets)	1,761	475,329
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,179	841,639
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,265	557,985
Arista Networks, Inc. (Communications Equipment) (a)	9,778	1,140,408
Artisan Partners Asset Management, Inc., Class A (Capital Markets)	15,861	630,633
Automatic Data Processing, Inc. (IT Services)	3,562	858,869
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) (a)	224	433,595
Bruker Corp. (Life Sciences Tools & Services)	5,513	377,916
Cadence Design Systems, Inc. (Software) (a)	3,458	643,465
Chemed Corp. (Health Care Providers & Services)	1,375	661,499
Corcept Therapeutics, Inc. (Pharmaceuticals) (a)	21,967	629,574
Costco Wholesale Corp. (Food & Staples Retailing)	2,279	1,233,623
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods) (a)	2,037	638,009
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	1,571	616,005
Donaldson Co., Inc. (Machinery)	9,329	507,591
Electronic Arts, Inc. (Entertainment)	4,091	536,862
Eli Lilly and Co. (Pharmaceuticals)	4,391	1,447,669
Encompass Health Corp. (Health Care Providers & Services)	5,469	276,841
eXp World Holdings, Inc. (Real Estate Management & Development) (c)	7,619	113,218
Expeditors International of Washington, Inc. (Air Freight & Logistics)	3,792	402,900
Exponent, Inc. (Professional Services)	3,182	319,759
Fastenal Co. (Trading Companies & Distributors)	19,434	998,130
Ferguson plc (Trading Companies & Distributors)	7,585	955,160
Fortinet, Inc. (Software) (a)	17,955	1,071,016
Gentex Corp. (Auto Components)	38,898	1,097,702
Graco, Inc. (Machinery)	6,123	411,221
Home Depot, Inc. (The) (Specialty Retail)	2,146	645,817
Intuitive Surgical, Inc. (Health Care Equipment & Supplies) (a)	1,104	254,108
KLA Corp. (Semiconductors & Semiconductor Equipment)	2,785	1,068,159
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,565	783,298
Liberty Media Corp-Liberty SiriusXM (a)
Class A (Media)	11,982	477,483
Class C (Media)	667	26,560

LPL Financial Holdings, Inc. (Capital Markets)	7,026	1,474,898
Manhattan Associates, Inc. (Software) (a)	2,232	313,975
Mastercard, Inc., Class A (IT Services)	2,877	1,017,854
Medpace Holdings, Inc. (Life Sciences Tools & Services) (a)	5,910	1,001,922
Meta Platforms, Inc., Class A (Interactive Media & Services) (a)	2,670	424,797

	Shares	Value
Common Stocks
United States

Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	425	$ 573,635
Microsoft Corp. (Software)	4,350	1,221,219
Monster Beverage Corp. (Beverages) (a)	12,960	1,291,075
Paychex, Inc. (IT Services)	8,298	1,064,467
Rollins, Inc. (Commercial Services & Supplies)	14,514	559,805
Starbucks Corp. (Hotels, Restaurants & Leisure)	7,136	604,990
SVB Financial Group (Banks) (a)	1,001	403,954
Take-Two Interactive Software, Inc. (Entertainment) (a)	3,263	433,098
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,310	771,016
TJX Cos., Inc. (The) (Specialty Retail)	6,353	388,550
TTEC Holdings, Inc. (IT Services)	4,022	294,290
Union Pacific Corp. (Road & Rail)	3,896	885,561
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,881	1,020,142
Veeva Systems, Inc., Class A (Health Care Technology) (a)	2,681	599,418
Vertex Pharmaceuticals, Inc. (Biotechnology) (a)	2,825	792,158
Visa, Inc., Class A (IT Services)	2,274	482,338
VMware, Inc., Class A (Software)	5,737	666,639
Waters Corp. (Life Sciences Tools & Services) (a)	1,076	391,696
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	1,289	442,849
Western Alliance Bancorp (Banks)	5,628	429,867
Wingstop, Inc. (Hotels, Restaurants & Leisure)	6,808	859,033
World Wrestling Entertainment, Inc., Class A (Entertainment)	12,891	893,475
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	4,022	492,856
Zoetis, Inc. (Pharmaceuticals)	6,491	1,184,932
		44,694,001
Total Common Stocks (Cost $57,800,173)		67,757,860
Short-Term Investments 1.5%
Affiliated Investment Company 1.4%
United States 1.4%
MainStay U.S. Government Liquidity Fund, 1.544% (d)	930,499	930,499
Unaffiliated Investment Company 0.1%
United States 0.1%
Invesco Government & Agency Portfolio, 2.17% (d)(e)	93,703	93,703
Total Short-Term Investments (Cost $1,024,202)		1,024,202
Total Investments (Cost $58,824,375)	100.1%	68,782,062
Other Assets, Less Liabilities	(0.1)	(49,809)
Net Assets	100.0%	$ 68,732,253

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of July 31, 2022, the aggregate market value of securities on loan was $197,707; the total market value of collateral held by the Fund was $208,027. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $114,324. The Fund received cash collateral with a value of $93,703.
(d)	Current yield as of July 31, 2022.
(e)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 989	$ 12,381	$ (12,440)	$ —	$ —	$ 930	$ 1	$ —	930
Abbreviation(s):
SDR—Special Drawing Right

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 1,825,074	$ —	$ 1,825,074
China	—	1,655,688	—	1,655,688
Denmark	—	2,043,443	—	2,043,443
France	—	1,657,058	—	1,657,058
Hong Kong	—	266,392	—	266,392
Indonesia	—	362,331	—	362,331
Italy	—	1,326,415	—	1,326,415
Japan	—	2,437,877	—	2,437,877
Jordan	—	489,008	—	489,008
Malta	—	661,294	—	661,294
Netherlands	—	939,625	—	939,625
Singapore	—	480,121	—	480,121
South Africa	—	356,114	—	356,114
Spain	—	832,589	—	832,589
Sweden	—	1,896,834	—	1,896,834
Switzerland	—	1,919,764	—	1,919,764
Taiwan	—	291,133	—	291,133
United Kingdom	—	1,459,395	—	1,459,395
United States	43,738,841	955,160	—	44,694,001
All Other Countries	2,163,704	—	—	2,163,704
Total Common Stocks	45,902,545	21,855,315	—	67,757,860
Short-Term Investments
Affiliated Investment Company	930,499	—	—	930,499
Unaffiliated Investment Company	93,703	—	—	93,703
Total Short-Term Investments	1,024,202	—	—	1,024,202
Total Investments in Securities	$ 46,926,747	$ 21,855,315	$ —	$ 68,782,062

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch Global Equity Yield Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 98.7%
Canada 6.2%
Enbridge, Inc. (Oil, Gas & Consumable Fuels)	150,010	$ 6,737,008
Fortis, Inc. (Electric Utilities)	127,505	6,023,019
Great-West Lifeco, Inc. (Insurance)	207,655	5,046,444
Manulife Financial Corp. (Insurance)	619,159	11,333,479
Nutrien Ltd. (Chemicals)	134,356	11,508,935
Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	299,578	16,060,377
Royal Bank of Canada (Banks)	58,777	5,731,050
TELUS Corp. (Diversified Telecommunication Services)	267,349	6,154,737
		68,595,049
China 0.6%
China Resources Gas Group Ltd. (Gas Utilities)	1,630,000	6,860,934
France 4.5%
AXA SA (Insurance)	333,020	7,687,946
Cie Generale des Etablissements Michelin SCA (Auto Components)	185,659	5,190,706
Danone SA (Food Products)	102,859	5,671,351
Orange SA (Diversified Telecommunication Services)	528,987	5,410,440
Sanofi (Pharmaceuticals)	102,214	10,170,580
TotalEnergies SE (Oil, Gas & Consumable Fuels)	314,216	16,028,345
		50,159,368
Germany 5.3%
Allianz SE (Registered) (Insurance)	29,739	5,393,180
BASF SE (Chemicals)	117,445	5,211,602
Bayer AG (Registered) (Pharmaceuticals)	116,411	6,784,064
Deutsche Post AG (Registered) (Air Freight & Logistics)	294,179	11,707,648
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	920,030	17,404,458
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	23,750	5,370,707
Siemens AG (Registered) (Industrial Conglomerates)	58,687	6,516,092
		58,387,751
Italy 0.9%
Assicurazioni Generali SpA (Insurance)	323,841	4,855,135
Snam SpA (Gas Utilities)	1,037,029	5,208,790
		10,063,925
Japan 2.4%
Bridgestone Corp. (Auto Components)	180,000	7,050,200
Koei Tecmo Holdings Co. Ltd. (Entertainment)	202,700	7,075,699
Tokio Marine Holdings, Inc. (Insurance)	103,000	6,009,690
Toyota Motor Corp. (Automobiles)	372,500	6,029,688
		26,165,277
Norway 0.6%
Orkla ASA (Food Products)	771,960	6,653,913

	Shares	Value
Common Stocks
Republic of Korea 1.3%
Samsung Electronics Co. Ltd., GDR (Technology Hardware, Storage & Peripherals)	7,177	$ 8,405,429
SK Telecom Co. Ltd. (Wireless Telecommunication Services)	139,486	5,768,290
		14,173,719
Switzerland 1.5%
Novartis AG (Registered) (Pharmaceuticals)	199,311	17,129,886
Taiwan 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	136,153	12,046,818
United Kingdom 8.7%
AstraZeneca plc, Sponsored ADR (Pharmaceuticals)	301,276	19,953,510
B&M European Value Retail SA (Multiline Retail)	1,123,564	5,826,630
BAE Systems plc (Aerospace & Defense)	662,134	6,226,379
British American Tobacco plc (Tobacco)	370,707	14,569,643
Coca-Cola Europacific Partners plc (Beverages)	352,526	19,078,707
Linde plc (Chemicals)	41,116	12,417,032
National Grid plc (Multi-Utilities)	421,718	5,821,588
RELX plc (Professional Services)	203,885	6,059,258
Unilever plc (Personal Products)	128,636	6,265,761
		96,218,508
United States 65.6%
AbbVie, Inc. (Biotechnology)	71,479	10,257,951
Air Products and Chemicals, Inc. (Chemicals)	30,520	7,575,980
Altria Group, Inc. (Tobacco)	157,233	6,896,239
Ameren Corp. (Multi-Utilities)	67,663	6,300,779
American Electric Power Co., Inc. (Electric Utilities)	143,858	14,178,644
American Tower Corp. (Equity Real Estate Investment Trusts)	24,679	6,683,814
Amgen, Inc. (Biotechnology)	25,528	6,317,414
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	141,056	24,255,990
Apple, Inc. (Technology Hardware, Storage & Peripherals)	143,966	23,395,915
Arthur J. Gallagher & Co. (Insurance)	44,196	7,910,642
AT&T, Inc. (Diversified Telecommunication Services)	382,642	7,186,017
Bank of America Corp. (Banks)	403,560	13,644,364
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	46,461	24,878,936
Chevron Corp. (Oil, Gas & Consumable Fuels)	40,644	6,656,674
Cisco Systems, Inc. (Communications Equipment)	412,819	18,729,598
Coca-Cola Co. (The) (Beverages)	154,245	9,897,902
Columbia Banking System, Inc. (Banks)	206,071	6,217,162
Comcast Corp., Class A (Media)	252,609	9,477,890
Cummins, Inc. (Machinery)	53,434	11,825,479
Dow, Inc. (Chemicals)	106,459	5,664,683
Duke Energy Corp. (Electric Utilities)	56,705	6,233,581
Eaton Corp. plc (Electrical Equipment)	69,090	10,252,265
Eli Lilly and Co. (Pharmaceuticals)	30,004	9,892,019
Emerson Electric Co. (Electrical Equipment)	124,981	11,257,039
Entergy Corp. (Electric Utilities)	55,166	6,351,262

	Shares	Value
Common Stocks
United States
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels)	445,310	$ 11,903,136
Evergy, Inc. (Electric Utilities)	88,064	6,011,249
GSK plc (Pharmaceuticals)	230,089	4,847,307
Hasbro, Inc. (Leisure Products)	131,694	10,366,952
Home Depot, Inc. (The) (Specialty Retail)	22,086	6,646,561
Honeywell International, Inc. (Industrial Conglomerates)	52,483	10,100,878
Hubbell, Inc. (Electrical Equipment)	45,418	9,947,450
Intel Corp. (Semiconductors & Semiconductor Equipment)	190,993	6,934,956
International Business Machines Corp. (IT Services)	157,991	20,663,643
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	135,180	6,554,878
Johnson & Johnson (Pharmaceuticals)	30,803	5,375,740
JPMorgan Chase & Co. (Banks)	94,630	10,916,517
KeyCorp (Banks)	601,007	10,998,428
KLA Corp. (Semiconductors & Semiconductor Equipment)	40,810	15,652,267
Lazard Ltd., Class A (Capital Markets) (a)	205,447	7,739,188
Leggett & Platt, Inc. (Household Durables)	174,033	6,898,668
Lockheed Martin Corp. (Aerospace & Defense)	14,388	5,953,898
LyondellBasell Industries NV, Class A (Chemicals)	63,679	5,675,072
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)	122,199	6,293,248
McDonald's Corp. (Hotels, Restaurants & Leisure)	29,547	7,781,793
Medtronic plc (Health Care Equipment & Supplies)	191,698	17,735,899
Merck & Co., Inc. (Pharmaceuticals)	112,799	10,077,463
MetLife, Inc. (Insurance)	166,402	10,524,926
Microsoft Corp. (Software)	90,343	25,362,894
MPLX LP (Oil, Gas & Consumable Fuels)	188,930	6,142,114
MSC Industrial Direct Co., Inc., Class A (Trading Companies & Distributors)	109,437	9,046,062
Nestle SA (Registered) (Food Products)	65,445	8,038,036
NextEra Energy, Inc. (Electric Utilities)	145,269	12,273,778
NiSource, Inc. (Multi-Utilities)	205,629	6,251,122
Omnicom Group, Inc. (Media)	85,799	5,992,202
Pfizer, Inc. (Pharmaceuticals)	110,750	5,593,982
Philip Morris International, Inc. (Tobacco)	94,924	9,221,867
PNC Financial Services Group, Inc. (The) (Banks)	41,298	6,852,990
Procter & Gamble Co. (The) (Household Products)	38,773	5,385,957
Raytheon Technologies Corp. (Aerospace & Defense)	113,569	10,585,766
Realty Income Corp. (Equity Real Estate Investment Trusts)	89,694	6,636,459
Roche Holding AG (Pharmaceuticals)	16,833	5,589,915
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	65,174	11,658,977
Travelers Cos., Inc. (The) (Insurance)	62,981	9,995,085
Truist Financial Corp. (Banks)	224,578	11,334,452
U.S. Bancorp (Banks)	203,947	9,626,298
United Parcel Service, Inc., Class B (Air Freight & Logistics)	53,230	10,373,995
UnitedHealth Group, Inc. (Health Care Providers & Services)	25,606	13,887,158
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	46,754	11,086,776
Verizon Communications, Inc. (Diversified Telecommunication Services)	121,584	5,615,965
Walmart, Inc. (Food & Staples Retailing)	113,730	15,018,046
WEC Energy Group, Inc. (Multi-Utilities)	62,580	6,496,430
Welltower, Inc. (Equity Real Estate Investment Trusts)	73,268	6,325,959

	Shares	Value
Common Stocks
United States
WP Carey, Inc. (Equity Real Estate Investment Trusts)	69,564	$ 6,212,065
		728,142,706
Total Common Stocks (Cost $948,099,018)		1,094,597,854
Short-Term Investments 1.1%
Affiliated Investment Company 0.9%
United States 0.9%
MainStay U.S. Government Liquidity Fund, 1.544% (b)	9,888,110	9,888,110
Unaffiliated Investment Company 0.2%
United States 0.2%
Invesco Government & Agency Portfolio, 2.17% (b)(c)	2,346,113	2,346,113
Total Short-Term Investments (Cost $12,234,223)		12,234,223
Total Investments (Cost $960,333,241)	99.8%	1,106,832,077
Other Assets, Less Liabilities	0.2	2,624,881
Net Assets	100.0%	$ 1,109,456,958

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of July 31, 2022, the aggregate market value of securities on loan was $2,289,180. The Fund received cash collateral with a value of $2,346,113.
(b)	Current yield as of July 31, 2022.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 19,800	$ 120,388	$ (130,300)	$ —	$ —	$ 9,888	$ 19	$ —	9,888
Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
China	$ —	$ 6,860,934	$ —	$ 6,860,934
France	—	50,159,368	—	50,159,368
Germany	—	58,387,751	—	58,387,751
Italy	—	10,063,925	—	10,063,925
Japan	—	26,165,277	—	26,165,277
Norway	—	6,653,913	—	6,653,913
Republic of Korea	—	14,173,719	—	14,173,719
Switzerland	—	17,129,886	—	17,129,886
United Kingdom	51,449,249	44,769,259	—	96,218,508
United States	709,667,448	18,475,258	—	728,142,706
All Other Countries	80,641,867	—	—	80,641,867
Total Common Stocks	841,758,564	252,839,290	—	1,094,597,854
Short-Term Investments
Affiliated Investment Company	9,888,110	—	—	9,888,110
Unaffiliated Investment Company	2,346,113	—	—	2,346,113
Total Short-Term Investments	12,234,223	—	—	12,234,223
Total Investments in Securities	$ 853,992,787	$ 252,839,290	$ —	$ 1,106,832,077

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch International Choice Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 96.3%
Finland 3.6%
Nordea Bank Abp (Banks)	827,772	$ 8,157,718
France 23.6%
Airbus SE (Aerospace & Defense)	30,544	3,302,962
AXA SA (Insurance)	294,563	6,800,145
Edenred (IT Services)	126,299	6,491,620
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	7,929	5,515,468
Pernod Ricard SA (Beverages)	25,119	4,943,680
Sanofi (Pharmaceuticals)	55,042	5,476,834
Sartorius Stedim Biotech (Life Sciences Tools & Services)	19,297	7,742,706
TotalEnergies SE (Oil, Gas & Consumable Fuels)	188,907	9,636,258
Ubisoft Entertainment SA (Entertainment) (a)	87,585	3,724,592
		53,634,265
Germany 4.4%
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	523,957	9,911,837
Japan 18.0%
Asahi Group Holdings Ltd. (Beverages)	130,300	4,519,685
Hoya Corp. (Health Care Equipment & Supplies)	60,500	6,076,988
Keyence Corp. (Electronic Equipment, Instruments & Components)	17,600	6,984,478
SoftBank Group Corp. (Wireless Telecommunication Services)	180,000	7,656,776
Sony Group Corp. (Household Durables)	115,200	9,861,104
Toyota Industries Corp. (Machinery)	98,400	5,963,312
		41,062,343
Netherlands 3.6%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	14,086	8,087,630
Republic of Korea 2.2%
Samsung Electronics Co. Ltd., GDR (Technology Hardware, Storage & Peripherals)	4,267	4,996,893
Spain 4.7%
Amadeus IT Group SA (IT Services) (a)	101,756	5,937,400
Industria de Diseno Textil SA (Specialty Retail)	196,513	4,773,208
		10,710,608
Taiwan 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	37,220	3,293,226
United Kingdom 24.3%
Coca-Cola Europacific Partners plc (Beverages)	187,066	10,124,012
Compass Group plc (Hotels, Restaurants & Leisure)	389,582	9,143,848
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	85,150	5,060,045
Linde plc (Chemicals)	28,683	8,662,266
Lloyds Banking Group plc (Banks)	11,111,236	6,162,388
Rentokil Initial plc (Commercial Services & Supplies)	1,342,589	8,879,280

	Shares	Value
Common Stocks
United Kingdom
Unilever plc (Personal Products)	150,334	$ 7,322,654
		55,354,493
United States 10.5%
Ferguson plc (Trading Companies & Distributors)	40,607	5,113,539
Roche Holding AG (Pharmaceuticals)	20,735	6,885,694
Schneider Electric SE (Electrical Equipment)	39,203	5,437,587
Swiss Re AG (Insurance)	87,429	6,577,734
		24,014,554
Total Common Stocks (Cost $230,353,118)		219,223,567
Short-Term Investment 2.3%
Affiliated Investment Company 2.3%
United States 2.3%
MainStay U.S. Government Liquidity Fund, 1.544% (b)	5,203,408	5,203,408
Total Short-Term Investment (Cost $5,203,408)		5,203,408
Total Investments (Cost $235,556,526)	98.6%	224,426,975
Other Assets, Less Liabilities	1.4	3,125,008
Net Assets	100.0%	$ 227,551,983

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Current yield as of July 31, 2022.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 6,568	$ 40,007	$ (41,372)	$ —	$ —	$ 5,203	$ 8	$ —	5,203
Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Finland	$ —	$ 8,157,718	$ —	$ 8,157,718
France	—	53,634,265	—	53,634,265
Germany	—	9,911,837	—	9,911,837
Japan	—	41,062,343	—	41,062,343
Netherlands	—	8,087,630	—	8,087,630
Republic of Korea	—	4,996,893	—	4,996,893
Spain	—	10,710,608	—	10,710,608
United Kingdom	18,786,278	36,568,215	—	55,354,493
United States	—	24,014,554	—	24,014,554
All Other Countries	3,293,226	—	—	3,293,226
Total Common Stocks	22,079,504	197,144,063	—	219,223,567
Short-Term Investment
Affiliated Investment Company	5,203,408	—	—	5,203,408
Total Investments in Securities	$ 27,282,912	$ 197,144,063	$ —	$ 224,426,975

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch U.S. Equity Yield Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 97.9%
Aerospace & Defense 2.6%
General Dynamics Corp.	36,983	$ 8,382,937
Lockheed Martin Corp.	21,554	8,919,261
Raytheon Technologies Corp.	120,682	11,248,769
		28,550,967
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	57,221	11,151,801
Banks 8.6%
Bank of America Corp.	551,185	18,635,565
Columbia Banking System, Inc.	233,363	7,040,562
JPMorgan Chase & Co.	154,519	17,825,312
KeyCorp	463,745	8,486,533
PNC Financial Services Group, Inc. (The)	67,796	11,250,068
Truist Financial Corp.	216,989	10,951,435
U.S. Bancorp	419,997	19,823,858
		94,013,333
Beverages 2.5%
Coca-Cola Co. (The)	137,898	8,848,915
Coca-Cola Europacific Partners plc	206,891	11,196,941
PepsiCo, Inc.	42,015	7,350,944
		27,396,800
Biotechnology 3.4%
AbbVie, Inc.	168,690	24,208,702
Amgen, Inc.	52,698	13,041,174
		37,249,876
Capital Markets 2.8%
BlackRock, Inc.	13,332	8,921,508
CME Group, Inc.	29,511	5,886,854
Lazard Ltd., Class A (a)	246,021	9,267,611
T. Rowe Price Group, Inc.	50,646	6,253,262
		30,329,235
Chemicals 4.6%
Air Products and Chemicals, Inc.	32,844	8,152,866
Dow, Inc.	164,201	8,737,135
Linde plc	36,221	10,938,742
LyondellBasell Industries NV, Class A	88,944	7,926,690
Nutrien Ltd.	78,606	6,733,390
PPG Industries, Inc.	63,304	8,184,574
		50,673,397
Commercial Services & Supplies 1.4%
Republic Services, Inc.	60,567	8,398,220
Waste Management, Inc.	42,037	6,917,609
		15,315,829

	Shares	Value
Common Stocks
Communications Equipment 1.2%
Cisco Systems, Inc.	286,734	$ 13,009,122
Containers & Packaging 0.7%
Amcor plc	632,229	8,187,366
Diversified Telecommunication Services 1.6%
AT&T, Inc.	373,148	7,007,719
Verizon Communications, Inc.	231,821	10,707,812
		17,715,531
Electric Utilities 6.5%
Alliant Energy Corp.	108,465	6,608,772
American Electric Power Co., Inc.	161,505	15,917,933
Duke Energy Corp.	56,733	6,236,659
Entergy Corp.	92,330	10,629,953
Evergy, Inc.	159,452	10,884,193
Eversource Energy	86,911	7,667,288
NextEra Energy, Inc.	160,136	13,529,891
		71,474,689
Electrical Equipment 4.2%
Eaton Corp. plc	106,070	15,739,727
Emerson Electric Co.	192,793	17,364,866
Hubbell, Inc.	62,046	13,589,315
		46,693,908
Equity Real Estate Investment Trusts 4.3%
American Tower Corp.	29,765	8,061,255
Iron Mountain, Inc.	292,892	14,202,333
Realty Income Corp.	103,675	7,670,913
Welltower, Inc.	66,383	5,731,508
WP Carey, Inc.	129,963	11,605,696
		47,271,705
Food & Staples Retailing 1.2%
Walmart, Inc.	98,267	12,976,157
Health Care Equipment & Supplies 1.8%
Medtronic plc	210,087	19,437,249
Health Care Providers & Services 3.3%
CVS Health Corp.	135,846	12,997,745
UnitedHealth Group, Inc.	43,792	23,750,154
		36,747,899
Hotels, Restaurants & Leisure 1.7%
McDonald's Corp.	45,856	12,077,095

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Vail Resorts, Inc.	25,770	$ 6,110,840
		18,187,935
Household Durables 0.6%
Leggett & Platt, Inc.	174,848	6,930,975
Household Products 2.6%
Colgate-Palmolive Co.	70,831	5,577,233
Kimberly-Clark Corp.	62,620	8,252,690
Procter & Gamble Co. (The)	109,149	15,161,887
		28,991,810
Industrial Conglomerates 1.0%
Honeywell International, Inc.	55,435	10,669,020
Insurance 5.5%
Arthur J. Gallagher & Co.	114,623	20,516,371
Marsh & McLennan Cos., Inc.	51,672	8,472,141
MetLife, Inc.	322,447	20,394,772
Travelers Cos., Inc. (The)	70,014	11,111,222
		60,494,506
IT Services 2.4%
Automatic Data Processing, Inc.	29,081	7,012,011
International Business Machines Corp.	93,424	12,218,925
Paychex, Inc.	55,777	7,155,073
		26,386,009
Leisure Products 1.1%
Hasbro, Inc.	151,583	11,932,614
Machinery 1.5%
Cummins, Inc.	74,484	16,484,054
Media 2.0%
Comcast Corp., Class A	343,195	12,876,676
Omnicom Group, Inc.	135,846	9,487,485
		22,364,161
Multi-Utilities 2.7%
Ameren Corp.	105,385	9,813,451
CMS Energy Corp.	88,279	6,067,416
NiSource, Inc.	227,204	6,907,002
WEC Energy Group, Inc.	61,251	6,358,466
		29,146,335
Oil, Gas & Consumable Fuels 5.9%
Chevron Corp.	155,005	25,386,719

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
Enterprise Products Partners LP	678,864	$ 18,146,034
Magellan Midstream Partners LP	163,216	8,405,624
MPLX LP	187,849	6,106,971
TotalEnergies SE, Sponsored ADR	131,881	6,733,844
		64,779,192
Pharmaceuticals 6.3%
Eli Lilly and Co.	45,306	14,936,935
Johnson & Johnson	119,755	20,899,643
Merck & Co., Inc.	245,480	21,931,183
Pfizer, Inc.	230,283	11,631,594
		69,399,355
Semiconductors & Semiconductor Equipment 6.3%
Analog Devices, Inc.	106,412	18,298,608
Broadcom, Inc.	40,029	21,434,729
Intel Corp.	136,717	4,964,194
KLA Corp.	39,073	14,986,058
Texas Instruments, Inc.	54,751	9,794,406
		69,477,995
Software 1.6%
Microsoft Corp.	64,318	18,056,635
Specialty Retail 1.3%
Home Depot, Inc. (The)	45,856	13,799,905
Technology Hardware, Storage & Peripherals 0.8%
Apple, Inc.	52,356	8,508,374
Tobacco 2.1%
Altria Group, Inc.	163,343	7,164,224
British American Tobacco plc, Sponsored ADR	143,678	5,627,867
Philip Morris International, Inc.	109,982	10,684,752
		23,476,843
Trading Companies & Distributors 0.8%
MSC Industrial Direct Co., Inc., Class A	112,914	9,333,471
Total Common Stocks (Cost $823,467,344)		1,076,614,053
Short-Term Investments 2.1%
Affiliated Investment Company 2.0%
MainStay U.S. Government Liquidity Fund, 1.544% (b)	21,597,307	21,597,307

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 2.17% (b)(c)	1,508,351	$ 1,508,351
Total Short-Term Investments (Cost $23,105,658)		23,105,658
Total Investments (Cost $846,573,002)	100.0%	1,099,719,711
Other Assets, Less Liabilities	(0.0)‡	(276,701)
Net Assets	100.0%	$ 1,099,443,010

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of July 31, 2022, the aggregate market value of securities on loan was $1,475,455. The Fund received cash collateral with a value of $1,508,351.
(b)	Current yield as of July 31, 2022.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 35,199	$ 140,015	$ (153,617)	$ —	$ —	$ 21,597	$ 32	$ —	21,597
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,076,614,053	$ —	$ —	$ 1,076,614,053
Short-Term Investments
Affiliated Investment Company	21,597,307	—	—	21,597,307
Unaffiliated Investment Company	1,508,351	—	—	1,508,351
Total Short-Term Investments	23,105,658	—	—	23,105,658
Total Investments in Securities	$ 1,099,719,711	$ —	$ —	$ 1,099,719,711

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Equity Allocation Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Shares	Value
Affiliated Investment Companies 95.7%
Equity Funds 95.7%
IQ 50 Percent Hedged FTSE International ETF	375,368	$ 8,261,850
IQ 500 International ETF (a)	576,387	16,203,045
IQ Candriam ESG International Equity ETF (a)	660,626	16,456,062
IQ Candriam ESG U.S. Equity ETF (a)	984,820	35,197,467
IQ Chaikin U.S. Large Cap ETF (a)	986,811	31,465,061
IQ Chaikin U.S. Small Cap ETF (a)	854,959	28,205,097
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	2,027,853	19,190,185
MainStay Epoch Capital Growth Fund Class I	130,823	1,482,426
MainStay Epoch International Choice Fund Class I (a)	406,789	13,890,853
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	1,605,781	31,370,386
MainStay MacKay International Equity Fund Class R6 (a)	854,139	13,953,219
MainStay S&P 500 Index Fund Class I	118,828	6,261,618
MainStay Winslow Large Cap Growth Fund Class R6	3,438,206	35,344,753
MainStay WMC Enduring Capital Fund Class R6 (a)	991,972	32,031,879
MainStay WMC Growth Fund Class R6 (a)	1,023,524	35,144,326
MainStay WMC International Research Equity Fund Class I (a)	2,093,922	13,577,617
MainStay WMC Small Companies Fund Class I (a)	1,250,090	28,711,823
MainStay WMC Value Fund Class R6 (a)	1,027,386	31,478,484
Total Affiliated Investment Companies (Cost $364,452,490)		398,226,151
Short-Term Investment 3.3%
Affiliated Investment Company 3.3%
MainStay U.S. Government Liquidity Fund, 1.544% (b)	13,690,153	13,690,153
Total Short-Term Investment (Cost $13,690,153)	3.3%	13,690,153
Total Investments (Cost $378,142,643)	99.0%	411,916,304
Other Assets, Less Liabilities	1.0	4,160,319
Net Assets	100.0%	$ 416,076,623

†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2022, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of July 31, 2022.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$ 9,607	$ 411	$ (623)	$ (62)	$ (1,071)	$ 8,262	$ 231	$ —	375
IQ 500 International ETF	20,659	1,496	(3,192)	165	(2,925)	16,203	702	—	576
IQ Candriam ESG International Equity ETF	20,184	1,163	(1,465)	(132)	(3,294)	16,456	494	—	661
IQ Candriam ESG U.S. Equity ETF	45,944	519	(6,816)	733	(5,183)	35,197	356	—	985
IQ Chaikin U.S. Large Cap ETF	31,234	4,145	(787)	(134)	(2,993)	31,465	314	—	987
IQ Chaikin U.S. Small Cap ETF	26,204	4,659	(87)	(6)	(2,565)	28,205	262	—	855
MainStay Candriam Emerging Markets Equity Fund Class R6	23,328	3,282	(881)	(177)	(6,362)	19,190	209	—	2,028
MainStay Epoch Capital Growth Fund Class I	1,805	441	(104)	(17)	(642)	1,483	2	402	131
MainStay Epoch International Choice Fund Class I	16,037	1,578	(858)	(115)	(2,751)	13,891	410	—	407
MainStay Epoch U.S. Equity Yield Fund Class R6	35,655	560	(4,188)	13	(670)	31,370	540	—	1,606
MainStay MacKay International Equity Fund Class R6	14,977	4,971	(572)	(281)	(5,142)	13,953	57	1,852	854
MainStay S&P 500 Index Fund Class I (a)	35,121	1,740	(27,274)	6,421	(9,746)	6,262	380	1,209	119
MainStay U.S. Government Liquidity Fund	17,193	28,482	(31,985)	—	—	13,690	30	—	13,690
MainStay Winslow Large Cap Growth Fund Class R6	46,321	14,240	(5,932)	(529)	(18,755)	35,345	—	8,567	3,438
MainStay WMC Enduring Capital Fund Class R6	28,553	9,287	(1,659)	(338)	(3,811)	32,032	95	2,339	992
MainStay WMC Growth Fund Class R6	38,251	15,811	(593)	(480)	(17,845)	35,144	—	7,636	1,024
MainStay WMC International Research Equity Fund Class I	15,897	1,689	(578)	(70)	(3,360)	13,578	419	—	2,094
MainStay WMC Small Companies Fund Class I	26,834	11,476	—	—	(9,598)	28,712	—	6,163	1,250
MainStay WMC Value Fund Class R6	36,016	16,280	(4,229)	(9)	(16,580)	31,478	337	15,933	1,027
	$489,820	$122,230	$(91,823)	$4,982	$(113,293)	$411,916	$4,838	$44,101

(a)	Prior to February 28, 2022, known as MainStay MacKay S&P 500 Index Fund Class I.
Swap Contracts
Open OTC total return equity swap contracts as of July 31, 2022 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Invesco S&P 500 Low Volatility ETF	1 day FEDF plus 0.45%	12/2/22	Daily	9,374	$ —
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/2/22	Daily	3,856	—
Citibank NA	iShares Semiconductor ETF	1 day FEDF plus 0.35%	12/2/22	Daily	2,133	—
Citibank NA	Russell 1000 Growth Total Return Index	1 day FEDF minus 0.20%	12/2/22	Daily	(10,914)	—
Citibank NA	Russell 1000 Value Total Return Index	1 day FEDF	12/2/22	Daily	(4,111)	—
Citibank NA	Russell Midcap Total Return Index	1 day FEDF plus 0.40%	12/2/22	Daily	7,611	—
Citibank NA	S&P 500 Financials Sector	1 day FEDF plus 0.10%	12/2/22	Daily	(1,295)	—
Citibank NA	S&P 500 Health Care Sector	1 day FEDF plus 0.45%	12/2/22	Daily	3,241	—
Citibank NA	S&P 500 Industrials Sector	1 day FEDF plus 0.20%	12/2/22	Daily	(3,546)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.18%	12/2/22	Daily	(11,357)	—
Citibank NA	S&P 600 Total Return	1 day FEDF plus 0.40%	12/2/22	Daily	13,411	—
Citibank NA	SPDR S&P Oil & Gas Exploration & Production ETF	1 day FEDF plus 0.40%	12/2/22	Daily	3,451	—
Citibank NA	VanEck Gold Miners ETF	1 day FEDF plus 0.55%	12/2/22	Daily	1,961	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	VanEck Oil Services ETF	1 day FEDF plus 0.40%	12/2/22	Daily	3,245	$ —
						$ —

1.	As of July 31, 2022, cash in the amount $454,506 was pledged from brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of July 31, 2022.

Abbreviation(s):
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 398,226,151	$ —	$ —	$ 398,226,151
Short-Term Investment
Affiliated Investment Company	13,690,153	—	—	13,690,153
Total Investments in Securities	$ 411,916,304	$ —	$ —	$ 411,916,304

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Floating Rate Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 97.4%
Asset-Backed Securities 3.0%
Other Asset-Backed Securities 3.0%
AGL CLO 20 Ltd. (a)(b)(c)
Series 2022-20A, Class E
(zero coupon) (3 Month SOFR + 8.36%), due 7/20/35	$ 2,500,000	$ 2,469,597
Series 2022-20A, Class B
(zero coupon) (3 Month SOFR + 2.95%), due 7/20/35	2,500,000	2,500,000
AIMCO CLO 16 Ltd. (a)(c)
Series 2021-16A, Class B
4.39% (3 Month LIBOR + 1.65%), due 1/17/35	2,500,000	2,354,827
Series 2021-16A, Class E
8.94% (3 Month LIBOR + 6.20%), due 1/17/35	2,500,000	2,170,863
Bain Capital Credit CLO Ltd. (a)(c)
Series 2021-6A, Class B
4.382% (3 Month LIBOR + 1.65%), due 10/21/34	2,500,000	2,354,310
Series 2021-6A, Class E
9.232% (3 Month LIBOR + 6.50%), due 10/21/34	2,500,000	2,199,278
Carlyle U.S. CLO Ltd. (a)(c)
Series 2022-2A, Class A2
3.342% (3 Month SOFR + 2.00%), due 4/20/35	2,500,000	2,369,028
Series 2021-5A, Class B
4.31% (3 Month LIBOR + 1.60%), due 7/20/34	2,500,000	2,375,162
Series 2022-2A, Class D
8.742% (3 Month SOFR + 7.40%), due 4/20/35	2,500,000	2,230,118
Series 2021-5A, Class E
8.96% (3 Month LIBOR + 6.25%), due 7/20/34	2,500,000	2,220,563
Dryden 87 CLO Ltd. (a)(c)
Series 2021-87A, Class B
3.028% (3 Month LIBOR + 1.55%), due 5/20/34	2,500,000	2,366,297
Series 2021-87A, Class E
7.628% (3 Month LIBOR + 6.15%), due 5/20/34	2,500,000	2,210,458
Elmwood CLO 16 Ltd. (a)(c)
Series 2022-3A, Class B
3.446% (3 Month SOFR + 1.95%), due 4/20/34	2,500,000	2,386,603
Series 2022-3A, Class E
8.716% (3 Month SOFR + 7.22%), due 4/20/34	2,500,000	2,303,268
Elmwood CLO XII Ltd. (a)(c)
Series 2021-5A, Class B
4.41% (3 Month LIBOR + 1.70%), due 1/20/35	2,500,000	2,385,257
Series 2021-5A, Class E
9.06% (3 Month LIBOR + 6.35%), due 1/20/35	2,500,000	2,259,665
Magnetite XXXI Ltd. (a)(c)
Series 2021-31A, Class B
4.162% (3 Month LIBOR + 1.65%), due 7/15/34	2,500,000	2,380,765
Series 2021-31A, Class E
8.512% (3 Month LIBOR + 6.00%), due 7/15/34	2,500,000	2,205,395
Neuberger Berman Loan Advisers CLO 43 Ltd. (a)(c)
Series 2021-43A, Class C
4.69% (3 Month LIBOR + 1.95%), due 7/17/35	2,500,000	2,321,260

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Neuberger Berman Loan Advisers CLO 43 Ltd. (a)(c)
Series 2021-43A, Class E
8.74% (3 Month LIBOR + 6.00%), due 7/17/35	$ 2,500,000	$ 2,203,213
Neuberger Berman Loan Advisers CLO 51 Ltd. (a)(b)
Series 2022-51A, Class B
(zero coupon) (3 Month SOFR + 3.05%), due 10/23/35 (c)	1,250,000	1,250,000
Series 2022-51A, Class D
(zero coupon), due 10/23/35	1,250,000	1,237,500
Octagon 59 Ltd. (a)(c)
Series 2022-1A, Class B
3.051% (3 Month SOFR + 1.95%), due 5/15/35	2,500,000	2,349,898
Series 2022-1A, Class E
8.701% (3 Month SOFR + 7.60%), due 5/15/35	2,500,000	2,298,447
Octagon Investment Partners 51 Ltd. (a)(c)
Series 2021-1A, Class B
4.41% (3 Month LIBOR + 1.70%), due 7/20/34	2,500,000	2,384,347
Series 2021-1A, Class E
9.46% (3 Month LIBOR + 6.75%), due 7/20/34	2,500,000	2,211,838
Palmer Square CLO Ltd. (a)(c)
Series 2021-4A, Class B
4.162% (3 Month LIBOR + 1.65%), due 10/15/34	2,500,000	2,378,987
Series 2022-2A, Class B
4.313% (3 Month SOFR + 2.20%), due 7/20/34	2,500,000	2,428,497
Series 2021-4A, Class E
8.562% (3 Month LIBOR + 6.05%), due 10/15/34	2,500,000	2,237,590
Series 2022-2A, Class E
9.943% (3 Month SOFR + 7.83%), due 7/20/34	2,500,000	2,347,694
Rockland Park CLO Ltd. (a)(c)
Series 2021-1A, Class B
4.36% (3 Month LIBOR + 1.65%), due 4/20/34	2,500,000	2,385,512
Series 2021-1A, Class E
8.96% (3 Month LIBOR + 6.25%), due 4/20/34	2,500,000	2,224,770
Total Asset-Backed Securities (Cost $77,319,040)		72,001,007
Corporate Bonds 2.3%
Aerospace & Defense 0.1%
Howmet Aerospace, Inc.
6.875%, due 5/1/25	500,000	526,250
Spirit AeroSystems, Inc.
7.50%, due 4/15/25 (a)	2,100,000	2,091,789
		2,618,039

	Principal Amount	Value
Corporate Bonds
Airlines 0.1%
United Airlines, Inc. (a)
4.375%, due 4/15/26	$ 800,000	$ 768,000
4.625%, due 4/15/29	2,400,000	2,211,000
		2,979,000
Auto Manufacturers 0.1%
Ford Motor Co.
9.00%, due 4/22/25	1,400,000	1,550,934
Building Materials 0.1%
JELD-WEN, Inc. (a)
4.625%, due 12/15/25	590,000	544,275
4.875%, due 12/15/27	780,000	645,450
Koppers, Inc.
6.00%, due 2/15/25 (a)	2,000,000	1,905,460
		3,095,185
Chemicals 0.1%
ASP Unifrax Holdings, Inc.
5.25%, due 9/30/28 (a)	730,000	612,879
SCIL IV LLC
5.375%, due 11/1/26 (a)	660,000	552,133
WR Grace Holdings LLC
5.625%, due 8/15/29 (a)	700,000	590,800
		1,755,812
Commercial Services 0.2%
Herc Holdings, Inc.
5.50%, due 7/15/27 (a)	850,000	850,000
PECF USS Intermediate Holding III Corp.
8.00%, due 11/15/29 (a)	420,000	337,050
Prime Security Services Borrower LLC
6.25%, due 1/15/28 (a)	1,000,000	916,680
Sotheby's
5.875%, due 6/1/29 (a)	2,100,000	1,821,430
Team Health Holdings, Inc.
6.375%, due 2/1/25 (a)	1,000,000	681,619
		4,606,779
Distribution & Wholesale 0.0% ‡
IAA, Inc.
5.50%, due 6/15/27 (a)	500,000	499,703
KAR Auction Services, Inc.
5.125%, due 6/1/25 (a)	400,000	394,500
		894,203
Electric 0.1%
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	1,500,000	1,476,825

	Principal Amount	Value
Corporate Bonds
Entertainment 0.1%
Caesars Resort Collection LLC
5.75%, due 7/1/25 (a)	$ 500,000	$ 500,075
Scientific Games International, Inc.
7.00%, due 5/15/28 (a)	1,350,000	1,373,233
		1,873,308
Environmental Control 0.3%
GFL Environmental, Inc. (a)
3.75%, due 8/1/25	2,000,000	1,941,230
4.25%, due 6/1/25	1,200,000	1,176,000
4.75%, due 6/15/29	4,000,000	3,679,720
		6,796,950
Food 0.1%
Post Holdings, Inc.
5.50%, due 12/15/29 (a)	240,000	226,862
U.S. Foods, Inc.
6.25%, due 4/15/25 (a)	1,200,000	1,222,500
		1,449,362
Healthcare-Products 0.0% ‡
Medline Borrower LP
5.25%, due 10/1/29 (a)	470,000	424,763
Healthcare-Services 0.0% ‡
Acadia Healthcare Co., Inc.
5.00%, due 4/15/29 (a)	240,000	232,572
Insurance 0.0% ‡
GTCR AP Finance, Inc.
8.00%, due 5/15/27 (a)	900,000	884,761
Iron & Steel 0.0% ‡
Carpenter Technology Corp.
6.375%, due 7/15/28	630,000	585,515
Lodging 0.1%
Boyd Gaming Corp.
4.75%, due 12/1/27	600,000	576,534
Hilton Domestic Operating Co., Inc.
5.375%, due 5/1/25 (a)	1,000,000	1,000,000
		1,576,534
Machinery-Diversified 0.0% ‡
GrafTech Finance, Inc.
4.625%, due 12/15/28 (a)	430,000	373,422

	Principal Amount	Value
Corporate Bonds
Media 0.1%
Radiate Holdco LLC
4.50%, due 9/15/26 (a)	$ 730,000	$ 674,812
Univision Communications, Inc.
6.625%, due 6/1/27 (a)	1,400,000	1,403,500
		2,078,312
Oil & Gas Services 0.0% ‡
USA Compression Partners LP
6.875%, due 4/1/26	640,000	599,859
Packaging & Containers 0.1%
Ardagh Metal Packaging Finance USA LLC
4.00%, due 9/1/29 (a)	1,600,000	1,376,000
Ardagh Packaging Finance plc
5.25%, due 4/30/25 (a)	1,000,000	955,000
Clydesdale Acquisition Holdings, Inc.
8.75%, due 4/15/30 (a)	900,000	858,393
		3,189,393
Pharmaceuticals 0.1%
Bausch Health Cos., Inc.
5.50%, due 11/1/25 (a)	700,000	623,000
Organon & Co.
5.125%, due 4/30/31 (a)	1,400,000	1,310,750
		1,933,750
Real Estate 0.1%
Realogy Group LLC
5.75%, due 1/15/29 (a)	1,670,000	1,363,789
Real Estate Investment Trusts 0.0% ‡
Iron Mountain, Inc.
5.00%, due 7/15/28 (a)	650,000	618,189
RHP Hotel Properties LP
4.75%, due 10/15/27	300,000	289,500
		907,689
Retail 0.3%
1011778 B.C. Unlimited Liability Co.
4.00%, due 10/15/30 (a)	3,120,000	2,714,400
IRB Holding Corp.
7.00%, due 6/15/25 (a)	580,000	593,334
LBM Acquisition LLC
6.25%, due 1/15/29 (a)	2,000,000	1,510,000
Michaels Cos., Inc. (The) (a)
5.25%, due 5/1/28	1,050,000	874,125
7.875%, due 5/1/29	1,400,000	959,000
		6,650,859

	Principal Amount	Value
Corporate Bonds
Software 0.0% ‡
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	$ 700,000	$ 637,000
4.875%, due 7/1/29	700,000	619,500
		1,256,500
Telecommunications 0.2%
Frontier Communications Holdings LLC
5.875%, due 10/15/27 (a)	560,000	551,678
GoTo Group, Inc.
5.50%, due 9/1/27 (a)	2,200,000	1,605,516
Lumen Technologies, Inc.
4.50%, due 1/15/29 (a)	1,330,000	1,054,025
Telesat Canada
4.875%, due 6/1/27 (a)	900,000	529,875
		3,741,094
Total Corporate Bonds (Cost $60,643,052)		54,895,209
Loan Assignments 92.1%
Aerospace & Defense 2.6%
AI Convoy (Luxembourg) SARL
USD Facility Term Loan B
5.052% (6 Month LIBOR + 3.50%), due 1/18/27 (c)	1,583,912	1,526,165
Amentum Government Services Holdings LLC (c)
First Lien Tranche Term Loan 3 4.777% - 5.597%
(3 Month LIBOR + 4.00%; 6 Month LIBOR + 4.00%), due 2/15/29	4,083,333	3,921,703
First Lien Tranche Term Loan 1
6.122% (1 Month LIBOR + 3.75%), due 1/29/27	7,040,188	6,811,382
Arcline FM Holdings LLC
First Lien Initial Term Loan
7.627% (3 Month LIBOR + 4.75%), due 6/23/28 (c)	7,188,536	6,883,023
Asplundh Tree Expert LLC
Amendment No. 1 Term Loan
4.122% (1 Month LIBOR + 1.75%), due 9/7/27 (c)	3,816,606	3,718,012
Cobham Ultra U.S. Co-borrower LLC
Term Loan
7.063% (6 Month LIBOR + 3.75%), due 11/17/28	5,400,000	5,204,250
Dynasty Acquisition Co., Inc. (c)
2020 Term Loan B1
5.872% (1 Month LIBOR + 3.50%), due 4/6/26	1,794,362	1,692,308
2020 Term Loan B2
5.872% (1 Month LIBOR + 3.50%), due 4/6/26	964,711	909,843
Kestrel Bidco, Inc.
Term Loan
5.03% (3 Month LIBOR + 3.00%), due 12/11/26 (c)	6,165,508	5,408,032

	Principal Amount	Value
Loan Assignments
Aerospace & Defense
Russell Investments U.S. Institutional Holdco, Inc.
2025 Term Loan
5.00% (3 Month LIBOR + 3.50%), due 5/30/25 (c)	$ 5,484,799	$ 5,151,597
SkyMiles IP Ltd.
Initial Term Loan
6.46% (3 Month LIBOR + 3.75%), due 10/20/27 (c)	5,314,286	5,365,770
Spirit Aerosystems, Inc.
2021 Refinancing Term Loan
6.122% (1 Month LIBOR + 3.75%), due 1/15/25 (c)	496,250	486,325
TransDigm, Inc. (c)
Tranche Refinancing Term Loan G
4.622% (1 Month LIBOR + 2.25%), due 8/22/24	1,979,695	1,937,352
Tranche Refinancing Term Loan E
4.622% (1 Month LIBOR + 2.25%), due 5/30/25	957,937	929,028
Tranche Refinancing Term Loan F
4.622% (1 Month LIBOR + 2.25%), due 12/9/25	8,279,950	8,029,250
United AirLines, Inc.
Term Loan B
6.533% (3 Month LIBOR + 3.75%), due 4/21/28 (c)	4,147,500	4,001,043
		61,975,083
Animal Food 0.2%
Alltech, Inc.
Term Loan B
6.372% (1 Month LIBOR + 4.00%), due 10/13/28 (c)	4,112,667	3,883,044
Automobile 1.9%
American Auto Auction Group LLC
First Lien Tranche Term Loan B
7.204% (3 Month LIBOR + 5.00%), due 12/30/27 (c)	5,970,000	5,402,850
American Axle & Manufacturing, Inc.
Tranche Term Loan B 4.51% - 5.04%
(1 Month LIBOR + 2.25%; 3 Month LIBOR + 2.25%), due 4/6/24 (c)	1,358,745	1,316,624
Autokiniton U.S. Holdings, Inc.
Closing Date Term Loan B
6.298% (1 Month LIBOR + 4.50%), due 4/6/28 (c)	7,108,200	6,859,413
Belron Finance 2019 LLC
Dollar Second Incremental Term Loan
5.063% (3 Month LIBOR + 2.25%), due 10/30/26 (c)	4,211,077	4,116,328
Belron Group SA
Dollar Third Incremental Term Loan
3.875% (3 Month LIBOR + 2.50%), due 4/13/28 (c)	6,363,377	6,201,639
Chassix, Inc.
Initial Term Loan 7.063% - 7.563%
(3 Month LIBOR + 5.50%), due 11/15/23 (c)	3,509,210	2,971,133
Clarios Global LP
First Lien Amendment No. 1 Dollar Term Loan
5.622% (1 Month LIBOR + 3.25%), due 4/30/26 (c)	8,145,827	7,819,994

	Principal Amount	Value
Loan Assignments
Automobile
First Brands Group LLC
First Lien 2021 Term Loan
8.368% (3 Month LIBOR + 5.00%), due 3/30/27 (c)	$ 2,987,374	$ 2,834,271
Wand Newco 3, Inc.
First Lien Tranche Term Loan B1
5.372% (1 Month LIBOR + 3.00%), due 2/5/26 (c)	9,137,804	8,760,869
		46,283,121
Banking 1.0%
Apollo Commercial Real Estate Finance, Inc. (c)
Initial Term Loan
5.122% (1 Month LIBOR + 2.75%), due 5/15/26	3,444,743	3,203,612
Term Loan B1
5.759% (1 Month LIBOR + 3.50%), due 3/11/28	2,962,500	2,740,312
Brookfield Property REIT, Inc.
Initial Term Loan B
4.927% (1 Month LIBOR + 2.50%), due 8/27/25 (c)	1,081,341	1,044,845
Edelman Financial Engines Center LLC (The)
First Lien 2021 Initial Term Loan
5.872% (1 Month LIBOR + 3.50%), due 4/7/28 (c)	7,659,630	7,259,889
Greenhill & Co., Inc.
New Term Loan
5.622% (1 Month LIBOR + 3.25%), due 4/12/24 (c)(d)	1,299,454	1,270,216
Jane Street Group LLC
Dollar Term Loan
5.122% (1 Month LIBOR + 2.75%), due 1/26/28 (c)	8,785,414	8,596,528
		24,115,402
Beverage, Food & Tobacco 2.3%
8th Avenue Food & Provisions, Inc.
First Lien Term Loan
6.122% (1 Month LIBOR + 3.75%), due 10/1/25 (c)	4,762,331	4,071,793
American Seafoods Group LLC
First Lien Tranche Term Loan B 4.16% - 4.44%
(3 Month LIBOR + 2.75%), due 8/21/23 (c)	1,020,051	994,550
Arctic Glacier Group Holdings, Inc.
Specified Refinancing Term Loan
5.75% (3 Month LIBOR + 3.50%), due 3/20/24 (c)(d)	961,552	845,264
B&G Foods, Inc.
Tranche Term Loan B4
4.872% (1 Month LIBOR + 2.50%), due 10/10/26 (c)	825,833	780,707
CHG PPC Parent LLC
First Lien 2021-1 U.S. Term Loan
5.375% (1 Month LIBOR + 3.00%), due 12/8/28 (c)	7,820,400	7,527,135
Froneri International Ltd.
First Lien Facility Term Loan B2
4.622% (1 Month LIBOR + 2.25%), due 1/29/27 (c)	2,954,700	2,830,603

	Principal Amount	Value
Loan Assignments
Beverage, Food & Tobacco
H-Food Holdings LLC
Initial Term Loan
6.06% (1 Month LIBOR + 3.688%), due 5/23/25 (c)	$ 9,530,543	$ 8,565,576
JBS USA Lux SA
New Term Loan
2.804% (3 Month LIBOR + 2.00%), due 5/1/26 (c)	5,487,835	5,379,790
Naked Juice LLC (c)
First Lien Initial Term Loan 5.404% - 5.677%
(1 Month LIBOR + 3.25%; 3 Month LIBOR + 3.25%), due 1/24/29	4,666,667	4,442,083
Second Lien Initial Term Loan
8.154% (3 Month LIBOR + 6.00%), due 1/24/30	1,400,000	1,268,166
Pegasus BidCo BV
Initial Dollar Term Loan
6.118% (1 Month LIBOR + 4.25%), due 7/12/29 (c)	6,400,000	6,104,000
Sotheby's
2021 Second Refinancing Term Loan
7.012% (3 Month LIBOR + 4.50%), due 1/15/27 (c)	2,268,247	2,177,517
U.S. Foods, Inc.
Incremental Term Loan B
4.325% (3 Month LIBOR + 2.75%), due 11/22/28 (c)	4,942,681	4,816,796
United Natural Foods, Inc.
Initial Term Loan
5.691% (1 Month LIBOR + 3.25%), due 10/22/25 (c)	5,535,736	5,456,542
		55,260,522
Broadcasting & Entertainment 2.5%
Altice France SA
USD Incremental Term Loan B13
5.411% (3 Month LIBOR + 4.00%), due 8/14/26 (c)	6,928,481	6,573,396
Charter Communications Operating LLC
Term Loan B1
4.13% (1 Month LIBOR + 1.75%), due 4/30/25 (c)	9,550,000	9,364,119
Clear Channel Outdoor Holdings, Inc.
Term Loan B 5.872% - 6.306%
(1 Month LIBOR + 3.50%; 3 Month LIBOR + 3.50%), due 8/21/26 (c)	7,184,934	6,542,781
CMG Media Corp.
First Lien 2021 Term Loan B
5.872% (1 Month LIBOR + 3.50%), due 12/17/26 (c)	11,780,306	11,049,928
Gray Television, Inc. (c)
Term Loan C
4.213% (1 Month LIBOR + 2.50%), due 1/2/26	3,011,963	2,929,760
Term Loan D
4.713% (1 Month LIBOR + 3.00%), due 12/1/28	4,380,494	4,279,742
Nexstar Media, Inc.
Term Loan B4
4.872% (1 Month LIBOR + 2.50%), due 9/18/26 (c)	4,863,658	4,802,862

	Principal Amount	Value
Loan Assignments
Broadcasting & Entertainment
Numericable U.S. LLC (c)
USD Term Loan B11
5.556% (3 Month LIBOR + 2.75%), due 7/31/25	$ 430,184	$ 401,254
USD Term Loan B12
6.20% (3 Month LIBOR + 3.688%), due 1/31/26	3,809,976	3,587,729
Univision Communications, Inc. (c)
First Lien 2017 Replacement Repriced Term Loan
5.122% (1 Month LIBOR + 2.75%), due 3/15/24	2,008,498	1,985,902
First Lien Initial Term Loan
5.622% (1 Month LIBOR + 3.25%), due 1/31/29	6,503,700	6,209,681
First Lien 2022 Incremental Term Loan
6.254% (3 Month LIBOR + 4.25%), due 6/24/29	937,500	903,907
		58,631,061
Buildings & Real Estate 2.2%
Allspring Buyer LLC
Initial Term Loan
5.563% (3 Month LIBOR + 3.25%), due 11/1/28 (c)	5,711,492	5,554,426
Beacon Roofing Supply, Inc.
2028 Term Loan
4.622% (1 Month LIBOR + 2.25%), due 5/19/28 (c)	3,465,000	3,339,394
Core & Main LP
Tranche Term Loan B 4.319% - 4.80%
(1 Month LIBOR + 2.50%; 3 Month LIBOR + 2.50%), due 7/27/28 (c)	7,420,422	7,149,116
Cornerstone Building Brands, Inc.
Tranche Term Loan B
5.249% (1 Month LIBOR + 3.25%), due 4/12/28 (c)	8,523,746	7,249,446
Cushman & Wakefield U.S. Borrower LLC
Replacement Term Loan
5.122% (1 Month LIBOR + 2.75%), due 8/21/25 (c)	9,807,979	9,479,000
SRS Distribution, Inc. (c)
Term Loan
6.177% (3 Month LIBOR + 3.50%), due 6/2/28	1,393,000	1,324,220
2021 Refinancing Term Loan
6.306% (3 Month LIBOR + 3.50%), due 6/2/28	6,029,000	5,731,318
VC GB Holdings I Corp.
First Lien Initial Term Loan
6.377% (3 Month LIBOR + 3.50%), due 7/21/28 (c)	4,228,750	3,714,251
Wilsonart LLC
Tranche Term Loan E
5.51% (3 Month LIBOR + 3.25%), due 12/31/26 (c)	8,768,111	8,081,279
		51,622,450
Capital Equipment 0.2%
AZZ, Inc.
Initial Term Loan 6.677% - 6.977%
(1 Month LIBOR + 4.25%; 3 Month LIBOR + 4.25%), due 5/13/29 (c)	4,000,000	3,910,000

	Principal Amount	Value
Loan Assignments
Cargo Transport 0.3%
Genesee & Wyoming, Inc.
Initial Term Loan
4.25% (3 Month LIBOR + 2.00%), due 12/30/26 (c)	$ 6,897,069	$ 6,764,873
Chemicals 0.2%
ASP Unifrax Holdings, Inc.
First Lien USD Term Loan
6.00% (3 Month LIBOR + 3.75%), due 12/12/25 (c)	2,984,536	2,671,160
LSF11 A5 Holdco LLC
Term Loan
5.941% (1 Month LIBOR + 3.50%), due 10/15/28 (c)	3,325,000	3,205,855
		5,877,015
Chemicals, Plastics & Rubber 5.2%
Alpha 3 BV
Initial Dollar Term Loan
4.872% (1 Month LIBOR + 2.50%), due 3/18/28 (c)	4,055,040	4,009,421
Aruba Investments Holdings LLC
First Lien Initial Dollar Term Loan
6.259% (1 Month LIBOR + 4.00%), due 11/24/27 (c)	1,301,486	1,210,382
Bakelite UK Intermediate Ltd.
Term Loan
6.163% (3 Month LIBOR + 4.00%), due 5/29/29 (c)	6,200,000	5,735,000
Clydesdale Acquisition Holdings, Inc.
First Lien Term Loan B
6.602% (1 Month LIBOR + 4.175%), due 4/13/29 (c)	15,000,000	14,368,275
Diamond (BC) BV
Amendment No. 3 Refinancing Term Loan 5.122% - 5.556%
(1 Month LIBOR + 2.75%; 3 Month LIBOR + 2.75%), due 9/29/28 (c)	4,975,000	4,742,419
Entegris, Inc.
2022 Tranche Term Loan B 5.327% - 5.597%
(1 Month LIBOR + 3.00%; 6 Month LIBOR + 3.00%), due 7/6/29 (c)	10,600,000	10,451,600
Herens Holdco SARL
USD Facility Term Loan B
6.25% (3 Month LIBOR + 4.00%), due 7/3/28 (c)	4,609,366	3,990,942
INEOS Styrolution Group GmbH
2026 Tranche Dollar Term Loan B
5.096% (1 Month LIBOR + 2.75%), due 1/29/26 (c)	3,524,400	3,339,369
Ineos U.S. Finance LLC (c)
2024 New Dollar Term Loan
4.593% (2 Month LIBOR + 2.00%), due 4/1/24	2,369,367	2,282,885
2028 Dollar Term Loan
5.093% (2 Month LIBOR + 2.50%), due 11/8/28	1,862,000	1,784,029
Innophos Holdings, Inc.
Initial Term Loan
5.872% (1 Month LIBOR + 3.50%), due 2/5/27 (c)	5,405,861	5,230,171

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
Jazz Pharmaceuticals plc
Initial Dollar Term Loan
5.872% (1 Month LIBOR + 3.50%), due 5/5/28 (c)	$ 11,399,925	$ 11,122,052
Minerals Technologies, Inc.
New Term Loan B1 4.22% - 4.51%
(1 Month LIBOR + 2.25%), due 2/14/24 (c)(d)	1,183,342	1,178,904
Nouryon Finance BV
Initial Dollar Term Loan
5.25% (3 Month LIBOR + 3.00%), due 10/1/25 (c)	5,501,736	5,322,930
Olympus Water U.S. Holding Corp.
Initial Dollar Term Loan
6.063% (3 Month LIBOR + 3.75%), due 11/9/28 (c)	4,721,263	4,460,120
Oxea Holding Vier GmbH
Tranche Term Loan B2
5.063% (1 Month LIBOR + 3.25%), due 10/14/24 (c)	4,976,194	4,731,529
PMHC II, Inc.
Initial Term Loan
6.977% (3 Month LIBOR + 4.25%), due 4/23/29 (c)	10,000,000	8,639,580
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1
6.806% (3 Month LIBOR + 4.00%), due 3/16/27 (c)	9,860,392	9,160,915
Sparta U.S. Holdco LLC
First Lien Initial Term Loan
5.037% (1 Month LIBOR + 3.25%), due 8/2/28 (c)	2,089,500	1,995,473
Tricorbraun Holdings, Inc.
First Lien Closing Date Initial Term Loan
5.622% (1 Month LIBOR + 3.25%), due 3/3/28 (c)	7,905,711	7,490,661
Tronox Finance LLC (c)
First Lien Refinancing Term Loan 4.50% - 4.622%
(1 Month LIBOR + 2.25%; 3 Month LIBOR + 2.25%), due 3/10/28	2,635,347	2,523,344
First Lien 2022 Incremental Term Loan
5.304% (3 Month LIBOR + 3.25%), due 4/4/29	4,987,500	4,893,984
Venator Finance SARL
Initial Term Loan
5.372% (1 Month LIBOR + 3.00%), due 8/8/24 (c)	1,388,348	1,291,164
W. R. Grace Holdings LLC
Initial Term Loan
6.063% (3 Month LIBOR + 3.75%), due 9/22/28 (c)	3,482,500	3,354,807
		123,309,956
Commercial Services 0.5%
MHI Holdings LLC
Initial Term Loan
7.372% (1 Month LIBOR + 5.00%), due 9/21/26 (c)	2,359,062	2,301,560
Prime Security Services Borrower LLC
First Lien 2021 Refinancing Term Loan B1
4.463% (3 Month LIBOR + 2.75%), due 9/23/26 (c)	8,776,844	8,516,672
		10,818,232

	Principal Amount	Value
Loan Assignments
Consumer Durables 0.2%
SWF Holdings I Corp.
First Lien Initial Term Loan
6.162% (1 Month LIBOR + 4.00%), due 10/6/28 (c)	$ 6,882,750	$ 5,738,493
Containers, Packaging & Glass 2.5%
Alliance Laundry Systems LLC
Initial Term Loan B
5.955% (3 Month LIBOR + 3.50%), due 10/8/27 (c)	6,680,609	6,470,450
Altium Packaging LLC
First Lien 2021 Term Loan
5.13% (1 Month LIBOR + 2.75%), due 2/3/28 (c)	3,046,543	2,880,887
Anchor Glass Container Corp.
First Lien July 2017 Additional Term Loan 5.098% - 5.122%
(1 Month LIBOR + 2.75%; 3 Month LIBOR + 2.75%), due 12/7/23 (c)	2,632,414	2,089,479
Berlin Packaging LLC (c)
Tranche Initial Term Loan B4 4.97% - 5.51%
(1 Month LIBOR + 3.25%; 3 Month LIBOR + 3.25%), due 3/11/28	3,950,100	3,696,306
Tranche Term Loan B5 5.47% - 6.01%
(1 Month LIBOR + 3.75%; 3 Month LIBOR + 3.75%), due 3/11/28	1,071,900	1,020,315
Berry Global, Inc.
Term Loan Z
4.178% (3 Month LIBOR + 1.75%), due 7/1/26 (c)	3,300,749	3,243,735
Charter Next Generation, Inc.
First Lien 2021 Initial Term Loan
6.556% (3 Month LIBOR + 3.75%), due 12/1/27 (c)	3,563,443	3,416,451
Graham Packaging Co., Inc.
2021 Initial Term Loan
5.372% (1 Month LIBOR + 3.00%), due 8/4/27 (c)	7,476,965	7,197,431
Mauser Packaging Solutions Holding Co.
Initial Term Loan
5.037% (1 Month LIBOR + 3.25%), due 4/3/24 (c)	7,714,906	7,387,022
Pactiv Evergreen, Inc. (c)
Tranche U.S. Term Loan B2
5.622% (1 Month LIBOR + 3.25%), due 2/5/26	3,083,062	2,984,404
Tranche B3 U.S. Term Loan
5.872% (1 Month LIBOR + 3.50%), due 9/24/28	992,500	958,383
Pretium PKG Holdings, Inc. (c)
First Lien Initial Term Loan 5.798% - 6.293%
(1 Month LIBOR + 4.00%; 3 Month LIBOR + 4.00%), due 10/2/28	3,661,600	3,423,596
Second Lien Initial Term Loan 8.548% - 9.027%
(1 Month LIBOR + 6.75%; 3 Month LIBOR + 6.75%), due 10/1/29	1,750,000	1,505,000
Reynolds Consumer Products LLC
Initial Term Loan
4.122% (1 Month LIBOR + 1.75%), due 2/4/27 (c)	2,140,720	2,087,202
RLG Holdings LLC
First Lien Closing Date Initial Term Loan
6.622% (1 Month LIBOR + 4.25%), due 7/7/28 (c)	4,975,000	4,730,394

	Principal Amount	Value
Loan Assignments
Containers, Packaging & Glass
Tekni-Plex, Inc.
Incremental Term Loan
TBD, due 9/15/28	$ 400,000	$ 380,750
Trident TPI Holdings, Inc. (c)
Tranche Delayed Draw Term Loan B3 4.00% - 6.25%
(3 Month LIBOR + 4.00%), due 9/15/28 (d)	292,279	276,935
Tranche Term Loan B1
5.50% (3 Month LIBOR + 3.25%), due 10/17/24	1,985,953	1,921,765
Tranche Initial Term Loan B3
6.25% (3 Month LIBOR + 4.00%), due 9/15/28	3,278,156	3,106,053
		58,776,558
Diversified/Conglomerate Manufacturing 2.2%
Allied Universal Holdco LLC
Initial U.S. Dollar Term Loan
6.122% (1 Month LIBOR + 3.75%), due 5/12/28 (c)	11,065,466	10,307,792
EWT Holdings III Corp.
Initial Term Loan
4.875% (1 Month LIBOR + 2.50%), due 4/1/28 (c)	4,677,750	4,560,806
Filtration Group Corp. (c)
Initial Dollar Term Loan
5.372% (1 Month LIBOR + 3.00%), due 3/31/25	5,812,721	5,677,093
2021 Incremental Term Loan
5.872% (1 Month LIBOR + 3.50%), due 10/21/28	2,992,462	2,875,571
Gardner Denver, Inc.
2020 GDI Tranche Dollar Term Loan B2
4.177% (1 Month LIBOR + 1.75%), due 3/1/27 (c)	3,351,657	3,280,957
GYP Holdings III Corp.
First Lien 2021 Incremental Term Loan
4.872% (1 Month LIBOR + 2.50%), due 6/1/25 (c)	2,580,256	2,480,271
Ingersoll-Rand Services Co.
2020 Spinco Tranche Dollar Term Loan B1
4.177% (1 Month LIBOR + 1.75%), due 3/1/27 (c)	853,426	835,423
Iron Mountain Information Management LLC
Incremental Term Loan B
4.122% (1 Month LIBOR + 1.75%), due 1/2/26 (c)	3,219,442	3,096,031
LTI Holdings, Inc. (c)
First Lien Initial Term Loan
5.872% (1 Month LIBOR + 3.50%), due 9/6/25	3,299,340	3,061,315
First Lien Third Amendment Additional Term Loan
7.122% (1 Month LIBOR + 4.75%), due 7/24/26 (d)	248,750	232,892
First Lien Third Amendment Delayed Draw Term Loan
7.122% (1 Month LIBOR + 4.75%), due 7/24/26 (d)(e)	250,000	233,750
First Lien First Amendment Additional Term Loan
7.122% (1 Month LIBOR + 4.75%), due 7/24/26	1,242,187	1,166,103
QUIKRETE Holdings, Inc. (c)
First Lien Initial Term Loan
4.997% (1 Month LIBOR + 2.625%), due 2/1/27	2,317,412	2,185,609

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Manufacturing
QUIKRETE Holdings, Inc. (c)
First Lien Fourth Amendment Term Loan B1
5.372% (1 Month LIBOR + 3.00%), due 6/11/28	$ 5,486,250	$ 5,206,062
Red Ventures LLC
First Lien Term Loan B2
4.872% (1 Month LIBOR + 2.50%), due 11/8/24 (c)	4,197,218	4,075,239
WP CPP Holdings LLC
First Lien Initial Term Loan 6.13% - 6.56%
(1 Month LIBOR + 3.75%; 3 Month LIBOR + 3.75%), due 4/30/25 (c)	2,975,458	2,547,736
		51,822,650
Diversified/Conglomerate Service 2.8%
Applied Systems, Inc. (c)
First Lien Closing Date Term Loan
5.25% (3 Month LIBOR + 3.00%), due 9/19/24	3,463,798	3,398,232
Second Lien 2021 Term Loan
7.75% (3 Month LIBOR + 5.50%), due 9/19/25	1,982,109	1,927,601
Blackhawk Network Holdings, Inc.
First Lien Term Loan
5.054% (3 Month LIBOR + 3.00%), due 6/15/25 (c)	5,849,529	5,606,774
Brightview Landscapes LLC
2022 Initial Term Loan
5.577% (1 Month LIBOR + 3.25%), due 4/20/29 (c)	1,431,861	1,392,485
Change Healthcare Holdings, Inc.
Closing Date Term Loan
4.872% (1 Month LIBOR + 2.50%), due 3/1/24 (c)	7,465,216	7,368,788
Element Materials Technology Group U.S. Holdings, Inc.
Initial USD Term Loan B
6.36% (3 Month LIBOR + 4.25%), due 6/22/29 (c)	1,915,790	1,836,763
Genesys Cloud Services Holdings I LLC
2020 Initial Dollar Term Loan
6.372% (1 Month LIBOR + 4.00%), due 12/1/27 (c)	8,360,004	8,147,518
IRI Holdings, Inc.
First Lien Initial Term Loan
8.00% (3 Month LIBOR + 3.25%), due 12/1/25 (c)	8,050,425	7,969,921
MKS Instruments, Inc.
Tranche Term Loan B6
4.122% (1 Month LIBOR + 1.75%), due 2/2/26 (c)	1,260,377	1,247,773
Term Loan B
5.146% (1 Month LIBOR + 2.75%), due 4/11/29	13,390,000	13,080,356
TruGreen LP
First Lien Second Refinancing Term Loan
6.372% (1 Month LIBOR + 4.00%), due 11/2/27 (c)	7,910,401	7,579,153
Verint Systems, Inc.
Refinancing Term Loan
3.798% (1 Month LIBOR + 2.00%), due 6/28/24 (c)	705,882	691,765

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Service
Verscend Holding Corp.
Term Loan B1
6.372% (1 Month LIBOR + 4.00%), due 8/27/25 (c)	$ 6,098,045	$ 5,932,891
		66,180,020
Ecological 0.4%
GFL Environmental, Inc.
2020 Refinancing Term Loan
5.806% (3 Month LIBOR + 3.00%), due 5/30/25 (c)	10,380,015	10,276,215
Electronics 7.6%
Avast Software BV
Initial Dollar Term Loan
4.00% (3 Month LIBOR + 1.75%), due 3/22/28 (c)	750,000	732,375
Barracuda Networks, Inc.
First Lien 2020 Term Loan
5.982% (3 Month LIBOR + 3.75%), due 2/12/25 (c)	3,894,341	3,871,625
Camelot U.S. Acquisition 1 Co. (c)
Initial Term Loan
5.372% (1 Month LIBOR + 3.00%), due 10/30/26	3,209,803	3,125,545
Amendment No. 2 Incremental Term Loan
5.372% (1 Month LIBOR + 3.00%), due 10/30/26	7,141,250	6,953,792
Castle U.S. Holding Corp. (c)
Initial Dollar Term Loan
6.122% (1 Month LIBOR + 3.75%), due 1/29/27	2,267,148	1,965,051
Dollar Term Loan B2
6.372% (1 Month LIBOR + 4.00%), due 1/29/27	4,947,917	4,288,607
Commscope, Inc.
Initial Term Loan
5.622% (1 Month LIBOR + 3.25%), due 4/6/26 (c)	10,218,424	9,496,747
CoreLogic, Inc.
First Lien Initial Term Loan
5.875% (1 Month LIBOR + 3.50%), due 6/2/28 (c)	10,503,958	8,923,113
DCert Buyer, Inc.
First Lien Initial Term Loan
6.372% (1 Month LIBOR + 4.00%), due 10/16/26 (c)	5,417,102	5,237,660
Diebold Nixdorf, Inc.
New Dollar Term Loan B
4.625% (1 Month LIBOR + 2.75%), due 11/6/23 (c)	932,911	764,987
ECi Macola/MAX Holding LLC
First Lien Initial Term Loan
6.00% (3 Month LIBOR + 3.75%), due 11/9/27 (c)	3,447,500	3,349,822
Epicor Software Corp.
Term Loan C
5.622% (1 Month LIBOR + 3.25%), due 7/30/27 (c)	9,697,620	9,220,817
Flexera Software LLC
First Lien Term Loan B1
5.37% (3 Month LIBOR + 3.75%), due 3/3/28 (c)	5,227,064	5,047,384

	Principal Amount	Value
Loan Assignments
Electronics
Gainwell Acquisition Corp.
First Lien Term Loan B
6.25% (3 Month LIBOR + 4.00%), due 10/1/27 (c)	$ 5,603,909	$ 5,393,762
Generation Bridge LLC (c)
Term Loan B
7.25% (3 Month LIBOR + 5.00%), due 12/1/28	3,411,429	3,313,350
Term Loan C
7.25% (3 Month LIBOR + 5.00%), due 12/1/28 (d)	71,429	69,375
Go Daddy Operating Co. LLC
Tranche Term Loan B2
4.122% (1 Month LIBOR + 1.75%), due 2/15/24 (c)	2,155,330	2,128,389
Helios Software Holdings, Inc.
2021 Initial Dollar Term Loan
5.954% (3 Month LIBOR + 3.75%), due 3/11/28 (c)	1,988,571	1,875,885
Hyland Software, Inc. (c)
First Lien 2018 Refinancing Term Loan
5.872% (1 Month LIBOR + 3.50%), due 7/1/24	7,359,197	7,205,111
Second Lien 2021 Refinancing Term Loan
8.622% (1 Month LIBOR + 6.25%), due 7/7/25	1,996,667	1,925,535
ION Trading Finance Ltd.
2021 Initial Dollar Term Loan
7.00% (3 Month LIBOR + 4.75%), due 4/1/28 (c)	3,960,000	3,754,080
MA FinanceCo. LLC
Tranche Term Loan B4
5.915% (3 Month LIBOR + 4.25%), due 6/5/25 (c)(d)(e)	2,429,667	2,132,033
MH Sub I LLC (c)
First Lien Amendment No. 2 Initial Term Loan
6.122% (1 Month LIBOR + 3.75%), due 9/13/24	4,047,110	3,921,649
First Lien 2020 June New Term Loan
6.122% (1 Month LIBOR + 3.75%), due 9/13/24	5,293,541	5,134,735
Misys Ltd. (c)
First Lien Dollar Term Loan
6.871% (3 Month LIBOR + 3.50%), due 6/13/24	7,991,636	7,442,211
Second Lien Dollar Term Loan
10.621% (3 Month LIBOR + 7.25%), due 6/13/25	1,450,000	1,272,893
Project Alpha Intermediate Holding, Inc.
2021 Refinancing Term Loan
6.38% (1 Month LIBOR + 4.00%), due 4/26/24 (c)	7,219,881	7,025,847
Proofpoint, Inc.
First Lien Initial Term Loan
4.825% (3 Month LIBOR + 3.25%), due 8/31/28 (c)	9,552,000	9,163,100
Rocket Software, Inc. (c)
First Lien Initial Term Loan
6.622% (1 Month LIBOR + 4.25%), due 11/28/25	4,016,365	3,819,314
First Lien 2021 Dollar Term Loan
6.622% (1 Month LIBOR + 4.25%), due 11/28/25	2,227,500	2,114,733

	Principal Amount	Value
Loan Assignments
Electronics
Seattle SpinCo, Inc.
Initial Term Loan
5.122% (1 Month LIBOR + 2.75%), due 6/21/24 (c)	$ 1,494,808	$ 1,386,435
Sharp Midco LLC
First Lien Initial Term Loan
6.25% (3 Month LIBOR + 4.00%), due 12/31/28 (c)	6,184,500	5,906,197
SS&C Technologies Holdings, Inc. (c)
Term Loan B3
4.122% (1 Month LIBOR + 1.75%), due 4/16/25	3,366,249	3,280,891
Term Loan B4
4.122% (1 Month LIBOR + 1.75%), due 4/16/25	2,732,678	2,663,386
Term Loan B6
4.677% (1 Month LIBOR + 2.25%), due 3/22/29	2,750,000	2,683,541
Term Loan B7
4.677% (1 Month LIBOR + 2.25%), due 3/22/29	3,937,990	3,842,821
Surf Holdings SARL
First Lien Dollar Tranche Term Loan
5.165% (3 Month LIBOR + 3.50%), due 3/5/27 (c)	2,995,430	2,900,574
ThoughtWorks, Inc.
Incremental Term Loan
5.122% (1 Month LIBOR + 2.75%), due 3/24/28 (c)	1,363,007	1,331,204
TIBCO Software, Inc. (c)
Term Loan B3
6.13% (1 Month LIBOR + 3.75%), due 6/30/26	5,883,175	5,824,343
Second Lien Term Loan
9.63% (1 Month LIBOR + 7.25%), due 3/3/28	600,000	594,300
Trader Corp.
First Lien 2017 Refinancing Term Loan
5.346% (1 Month LIBOR + 3.00%), due 9/28/23 (c)	7,034,981	6,920,662
Vertiv Group Corp.
Term Loan B
4.548% (1 Month LIBOR + 2.75%), due 3/2/27 (c)	7,877,736	7,493,697
VS Buyer LLC
Initial Term Loan
5.372% (1 Month LIBOR + 3.00%), due 2/28/27 (c)	1,466,250	1,422,262
WEX, Inc.
Term Loan B
4.622% (1 Month LIBOR + 2.25%), due 3/31/28 (c)	3,950,000	3,862,357
		180,782,197
Energy (Electricity) 0.2%
Covanta Holding Corp. (c)
Initial Term Loan B
4.872% (1 Month LIBOR + 2.50%), due 11/30/28	4,083,147	3,983,109
Initial Term Loan C
4.872% (1 Month LIBOR + 2.50%), due 11/30/28	306,620	299,108
		4,282,217

	Principal Amount	Value
Loan Assignments
Entertainment 1.2%
Alterra Mountain Co.
Term Loan B2
5.872% (1 Month LIBOR + 3.50%), due 8/17/28 (c)	$ 4,803,324	$ 4,643,215
Fertitta Entertainment LLC
Initial Term Loan B
6.327% (1 Month LIBOR + 4.00%), due 1/27/29 (c)	13,216,875	12,589,073
Formula One Management Ltd.
USD Facility Term Loan B3
4.872% (1 Month LIBOR + 2.50%), due 2/1/24 (c)	3,650,036	3,606,367
J&J Ventures Gaming LLC
Initial Term Loan
6.25% (3 Month LIBOR + 4.00%), due 4/26/28 (c)	7,443,750	7,080,867
		27,919,522
Finance 6.6%
AAdvantage Loyality IP Ltd.
Initial Term Loan
7.46% (3 Month LIBOR + 4.75%), due 4/20/28 (c)	11,200,000	10,972,506
Acuity Specialty Products, Inc.
First Lien Initial Term Loan
5.00% (3 Month LIBOR + 4.00%), due 8/12/24 (c)(d)	2,178,257	1,851,519
Acuris Finance U.S., Inc.
Initial Dollar Term Loan
6.204% (3 Month LIBOR + 4.00%), due 2/16/28 (c)	7,147,135	6,941,655
ADMI Corp. (c)
Amendment No.4 Refinancing Term Loan
5.747% (1 Month LIBOR + 3.375%), due 12/23/27	2,468,750	2,276,908
Amendment No. 5 Incremental Term Loan
5.872% (1 Month LIBOR + 3.50%), due 12/23/27	3,721,875	3,463,670
AlixPartners LLP
Initial Dollar Term Loan
5.122% (1 Month LIBOR + 2.75%), due 2/4/28 (c)	6,912,500	6,760,425
Blackstone Mortgage Trust, Inc.
Term Loan B4
5.827% (1 Month LIBOR + 3.50%), due 5/9/29 (c)	4,800,000	4,704,000
Blue Tree Holdings, Inc.
Term Loan
4.76% (3 Month LIBOR + 2.50%), due 3/4/28 (c)	1,481,250	1,416,445
Boxer Parent Co., Inc.
2021 Replacement Dollar Term Loan
6.122% (1 Month LIBOR + 3.75%), due 10/2/25 (c)	3,909,340	3,757,853
Brand Industrial Services, Inc.
Initial Term Loan 6.50% - 7.033%
(3 Month LIBOR + 4.25%), due 6/21/24 (c)	6,470,928	5,890,162
Colouroz Investment 1 GmbH
First Lien Initial Term Loan C
5.25% (0.75% PIK) (3 Month LIBOR + 4.25%), due 9/21/23 (c)(d)(f)	235,645	193,818

	Principal Amount	Value
Loan Assignments
Finance
Colouroz Investment 2 LLC
First Lien Initial Term Loan B2
5.25% (0.75% PIK) (2 Month LIBOR + 4.25%; 3 Month LIBOR + 4.25%), due 9/21/23 (c)(d)(f)	$ 1,425,461	$ 1,172,442
Covia Holdings LLC
Initial Term Loan
6.285% (3 Month LIBOR + 4.00%), due 7/31/26 (c)	837,917	783,871
CPC Acquisition Corp.
First Lien Initial Term Loan
6.00% (3 Month LIBOR + 3.75%), due 12/29/27 (c)	5,418,750	4,687,219
Deerfield Dakota Holding LLC
First Lien Initial Dollar Term Loan
6.077% (1 Month LIBOR + 3.75%), due 4/9/27 (c)	8,895,729	8,578,819
Endurance International Group Holdings, Inc.
Initial Term Loan
5.291% (1 Month LIBOR + 3.50%), due 2/10/28 (c)	7,694,512	7,053,305
LBM Acquisition LLC
First Lien Initial Term Loan
7.121% (1 Month LIBOR + 3.75%), due 12/17/27 (c)	6,538,147	5,609,188
LSF11 Skyscraper Holdco SARL
USD Facility Term Loan B3
5.75% (3 Month LIBOR + 3.50%), due 9/29/27 (c)	6,122,887	5,969,814
Minimax Viking GmbH
Facility Term Loan B1C
4.872% (1 Month LIBOR + 2.50%), due 7/31/25 (c)	4,085,635	3,896,675
ON Semiconductor Corp.
2019 New Replacement Term Loan B4
4.372% (1 Month LIBOR + 2.00%), due 9/19/26 (c)	330,412	329,105
Onex TSG Intermediate Corp.
Initial Term Loan
7.122% (1 Month LIBOR + 4.75%), due 2/28/28 (c)	3,960,000	3,603,600
Park River Holdings, Inc.
First Lien Initial Term Loan
5.527% (3 Month LIBOR + 3.25%), due 12/28/27 (c)	7,595,643	6,716,721
Peraton Corp.
First Lien Term Loan B
6.122% (1 Month LIBOR + 3.75%), due 2/1/28 (c)	5,048,348	4,892,692
Pluto Acquisition I, Inc.
First Lien 2021 Term Loan
6.076% (3 Month LIBOR + 4.00%), due 6/22/26 (c)	7,326,000	6,007,320
PODS LLC
Initial Term Loan
5.372% (1 Month LIBOR + 3.00%), due 3/31/28 (c)	6,401,512	6,126,247
Potters Industries LLC
Initial Term Loan
6.25% (3 Month LIBOR + 4.00%), due 12/14/27 (c)	1,185,000	1,130,194
RealPage, Inc.
First Lien Initial Term Loan
5.372% (1 Month LIBOR + 3.00%), due 4/24/28 (c)	6,358,108	6,107,757

	Principal Amount	Value
Loan Assignments
Finance
Spa Holdings 3 Oy
USD Facility Term Loan B
6.00% (3 Month LIBOR + 3.75%), due 2/4/28 (c)	$ 3,160,200	$ 2,960,055
Triton Water Holdings, Inc.
First Lien Initial Term Loan
5.75% (3 Month LIBOR + 3.50%), due 3/31/28 (c)	7,865,445	6,960,919
Truck Hero, Inc.
Initial Term Loan
5.872% (1 Month LIBOR + 3.50%), due 1/31/28 (c)	5,959,674	5,376,479
WCG Purchaser Corp.
First Lien Initial Term Loan 5.666% - 6.25%
(1 Month LIBOR + 4.00%; 3 Month LIBOR + 4.00%), due 1/8/27 (c)	7,505,841	7,305,682
WildBrain Ltd.
Initial Term Loan
6.622% (1 Month LIBOR + 4.25%), due 3/24/28 (c)	7,544,500	7,082,399
WIN Waste Innovations Holdings, Inc.
Initial Term Loan
5.00% (3 Month LIBOR + 2.75%), due 3/24/28 (c)	7,880,400	7,630,851
		158,210,315
Healthcare 2.4%
AHP Health Partners, Inc.
Initial Term Loan
5.872% (1 Month LIBOR + 3.50%), due 8/24/28 (c)	1,985,000	1,868,381
Chariot Buyer LLC
First Lien Initial Term Loan
5.872% (1 Month LIBOR + 3.50%), due 11/3/28 (c)	11,144,000	10,343,025
CHG Healthcare Services, Inc.
First Lien Initial Term Loan
4.75% (3 Month LIBOR + 3.25%), due 9/29/28 (c)	6,160,963	5,969,714
ICU Medical, Inc.
Tranche Term Loan B
4.454% (3 Month LIBOR + 2.25%), due 1/8/29 (c)	7,381,500	7,141,601
LSCS Holdings, Inc.
First Lien Initial Term Loan
6.734% (3 Month LIBOR + 4.50%), due 12/16/28 (c)	4,776,000	4,513,320
Medical Solutions Holdings, Inc.
First Lien Initial Term Loan
6.377% (3 Month LIBOR + 3.50%), due 11/1/28 (c)	1,768,937	1,701,864
Medline Borrower LP
Initial Dollar Term Loan
5.622% (1 Month LIBOR + 3.25%), due 10/23/28 (c)	11,371,500	10,843,987
U.S. Anesthesia Partners, Inc.
First Lien Initial Term Loan
5.963% (1 Month LIBOR + 4.25%), due 10/1/28 (c)	6,451,250	6,031,919

	Principal Amount	Value
Loan Assignments
Healthcare
WP CityMD Bidco LLC
Second Amendment Refinancing Term Loan
5.50% (3 Month LIBOR + 3.25%), due 12/22/28 (c)	$ 9,310,000	$ 8,935,664
		57,349,475
Healthcare & Pharmaceuticals 1.7%
Bausch & Lomb Corp.
Initial Term Loan
5.174% (1 Month LIBOR + 3.25%), due 5/10/27 (c)	8,000,000	7,562,496
Bausch Health Cos., Inc.
Second Amendment Term Loan
7.174% (1 Month LIBOR + 5.25%), due 2/1/27 (c)	9,000,000	7,546,248
Embecta Corp.
First Lien Initial Term Loan
5.054% (3 Month LIBOR + 3.00%), due 3/30/29 (c)	6,407,853	6,231,637
Owens & Minor, Inc.
Term Loan B1
6.177% (1 Month LIBOR + 3.75%), due 3/29/29 (c)	3,990,000	3,965,062
Pediatric Associates Holding Co. LLC (c)
Amendment No. 1 Incremental Delayed Draw Term Loan 3.25% - 6.056%
(3 Month LIBOR + 3.25%), due 12/29/28 (d)(e)	551,250	527,822
Amendment No. 1 Incremental Term Loan
5.076% (3 Month LIBOR + 3.25%), due 12/29/28	7,276,500	6,967,249
Physician Partners LLC
Initial Term Loan
6.427% (1 Month LIBOR + 4.00%), due 12/23/28 (c)	5,610,938	5,246,227
Team Health Holdings, Inc.
Extended Term Loan
7.577% (1 Month LIBOR + 5.25%), due 3/2/27 (c)	2,440,981	1,977,195
		40,023,936
Healthcare, Education & Childcare 5.5%
Agiliti Health, Inc.
Initial Term Loan
4.50% (1 Month LIBOR + 2.75%), due 1/4/26 (c)	5,024,018	4,873,297
Akorn Operating Co. LLC
Term Loan
9.777% (3 Month LIBOR + 7.50%), due 10/1/25 (c)	53,924	51,767
Alvogen Pharma U.S., Inc.
January 2020 Term Loan
7.50% (3 Month LIBOR + 5.25%), due 12/31/23 (c)	896,261	777,955
Amneal Pharmaceuticals LLC
Initial Term Loan 5.813% - 5.875%
(1 Month LIBOR + 3.50%; 3 Month LIBOR + 3.50%), due 5/4/25 (c)	10,990,195	10,223,629
athenahealth Group, Inc.
Initial Term Loan
5.653% (1 Month LIBOR + 3.50%), due 2/15/29 (c)	12,398,551	11,791,022

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare
Auris Luxembourg III SARL
Facility Term Loan B2
5.576% (6 Month LIBOR + 3.75%), due 2/27/26 (c)	$ 1,366,359	$ 1,291,209
Carestream Dental Technology Parent Ltd. (c)
First Lien Initial Term Loan
5.622% (1 Month LIBOR + 3.25%), due 9/1/24	1,382,762	1,289,425
First Lien Tranche Term Loan B
6.872% (1 Month LIBOR + 4.50%), due 9/1/24	1,834,678	1,770,465
Carestream Health, Inc. (c)
Second Lien 2023 Extended Term Loan
6.75% (8.00% PIK) (3 Month LIBOR + 4.50%), due 8/8/23 (f)	2,414,421	2,052,258
First Lien 2023 Extended Term Loan
9.50% (3 Month LIBOR + 7.25%), due 5/8/23	2,539,073	2,513,683
DaVita, Inc.
Tranche Term Loan B1
4.122% (1 Month LIBOR + 1.75%), due 8/12/26 (c)	1,603,139	1,515,167
Ecovyst Catalyst Technologies LLC
Initial Term Loan
5.306% (3 Month LIBOR + 2.50%), due 6/9/28 (c)	5,520,125	5,343,481
Elanco Animal Health, Inc.
Term Loan
3.463% (1 Month LIBOR + 1.75%), due 8/1/27 (c)	2,731,872	2,639,292
Endo Luxembourg Finance Co. I SARL
2021 Term Loan
7.375% (1 Month LIBOR + 5.00%), due 3/27/28 (c)	3,452,538	2,762,990
Envision Healthcare Corp.
Initial Term Loan
6.122% (1 Month LIBOR + 3.75%), due 10/10/25 (c)	5,161,050	1,316,068
eResearchTechnology, Inc.
First Lien Initial Term Loan
6.872% (1 Month LIBOR + 4.50%), due 2/4/27 (c)	7,906,178	7,472,753
FC Compassus LLC
Term Loan B1
7.127% (3 Month LIBOR + 4.25%), due 12/31/26 (c)(d)(e)	6,360,022	5,469,619
Grifols Worldwide Operations Ltd.
Dollar Tranche Term Loan B
4.372% (1 Month LIBOR + 2.00%), due 11/15/27 (c)	3,730,270	3,558,327
Horizon Therapeutics USA, Inc.
Incremental Term Loan B2
4.063% (1 Month LIBOR + 1.75%), due 3/15/28 (c)	2,633,333	2,582,312
Insulet Corp.
Term Loan B
5.622% (1 Month LIBOR + 3.25%), due 5/4/28 (c)	7,538,962	7,356,768
Journey Personal Care Corp.
Initial Term Loan
6.50% (3 Month LIBOR + 4.25%), due 3/1/28 (c)	4,950,000	3,564,000

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare
LifePoint Health, Inc.
First Lien Term Loan B
6.122% (1 Month LIBOR + 3.75%), due 11/16/25 (c)	$ 4,642,116	$ 4,374,229
Mallinckrodt International Finance SA
2017 Replacement Term Loan
7.253% (3 Month LIBOR + 5.25%), due 9/30/27 (c)	1,984,907	1,648,465
National Mentor Holdings, Inc. (c)
First Lien Initial Term Loan 6.01% - 6.13%
(1 Month LIBOR + 3.75%; 3 Month LIBOR + 3.75%), due 3/2/28	8,043,715	6,887,431
First Lien Initial Term Loan C
6.01% (3 Month LIBOR + 3.75%), due 3/2/28	245,454	210,170
Organon & Co.
Dollar Term Loan
4.625% (3 Month LIBOR + 3.00%), due 6/2/28 (c)	8,144,792	7,995,473
Petco Health and Wellness Co., Inc.
First Lien Initial Term Loan
5.50% (3 Month LIBOR + 3.25%), due 3/3/28 (c)	8,416,137	8,127,581
Raptor Acquisition Corp.
First Lien Term Loan B
6.096% (3 Month LIBOR + 4.00%), due 11/1/26 (c)	4,250,000	4,111,875
Select Medical Corp.
Tranche Term Loan B
4.88% (1 Month LIBOR + 2.50%), due 3/6/25 (c)	7,354,845	7,164,847
Sound Inpatient Physicians, Inc.
First Lien Initial Term Loan
5.122% (1 Month LIBOR + 2.75%), due 6/27/25 (c)(d)(e)	1,920,000	1,795,200
Sunshine Luxembourg VII SARL
Facility Term Loan B3
6.00% (3 Month LIBOR + 3.75%), due 10/1/26 (c)	10,706,081	10,195,872
		132,726,630
High Tech Industries 1.6%
Altar Bidco, Inc.
First Lien Initial Term Loan 5.202% - 5.75%
(1 Year LIBOR + 3.35%; 6 Month LIBOR + 3.35%), due 2/1/29 (c)	5,625,000	5,336,719
AP Gaming I LLC
Term Loan B
6.204% (3 Month LIBOR + 4.00%), due 2/15/29 (c)	5,818,750	5,479,325
Central Parent, Inc.
First Lien Initial Term Loan
6.61% (3 Month LIBOR + 4.50%), due 7/6/29 (c)	4,000,000	3,879,444
NAB Holdings LLC
Initial Term Loan
5.204% (3 Month LIBOR + 3.00%), due 11/23/28 (c)	6,462,512	6,149,081
Scientific Games Holdings LP
First Lien Initial Dollar Term Loan
5.617% (3 Month LIBOR + 3.50%), due 4/4/29 (c)	7,346,154	7,009,457

	Principal Amount	Value
Loan Assignments
High Tech Industries
Trans Union LLC
2021 Incremental Term Loan B6
4.622% (1 Month LIBOR + 2.25%), due 12/1/28 (c)	$ 11,599,725	$ 11,301,681
		39,155,707
Home and Office Furnishings, Housewares & Durable Consumer Products 0.0% ‡
Serta Simmons Bedding LLC
First Lien Initial Term Loan 6.21% - 6.266%
(3 Month LIBOR + 3.50%), due 11/8/23 (c)	4,297,513	891,734
Hotels, Motels, Inns & Gaming 3.5%
Aimbridge Acquisition Co., Inc.
First Lien 2019 Initial Term Loan
6.122% (1 Month LIBOR + 3.75%), due 2/2/26 (c)	8,132,209	7,034,361
Caesars Resort Collection LLC (c)
Term Loan B
5.122% (1 Month LIBOR + 2.75%), due 12/23/24	6,488,517	6,332,792
Term Loan B1
5.872% (1 Month LIBOR + 3.50%), due 7/21/25	4,444,035	4,340,342
Churchill Downs, Inc.
Facility Term Loan B
4.38% (1 Month LIBOR + 2.00%), due 12/27/24 (c)	2,387,500	2,329,801
Entain plc
USD Facility Term Loan B
3.743% (6 Month LIBOR + 2.25%), due 3/29/27 (c)	6,788,571	6,561,575
Everi Holdings, Inc.
Term Loan B
4.75% (3 Month LIBOR + 2.50%), due 8/3/28 (c)	4,100,705	4,002,289
Four Seasons Holdings, Inc.
First Lien 2013 Term Loan
4.372% (1 Month LIBOR + 2.00%), due 11/30/23 (c)	1,410,728	1,400,148
Golden Entertainment, Inc.
First Lien Facility Term Loan B
5.30% (1 Month LIBOR + 3.00%), due 10/21/24 (c)	1,295,337	1,272,669
Hilton Worldwide Finance LLC
Refinanced Term Loan B2
4.009% (1 Month LIBOR + 1.75%), due 6/22/26 (c)	1,720,157	1,690,976
Oceankey U.S. II Corp.
Initial Term Loan
5.872% (1 Month LIBOR + 3.50%), due 12/15/28 (c)	6,118,000	5,939,556
PCI Gaming Authority
Facility Term Loan B
4.872% (1 Month LIBOR + 2.50%), due 5/29/26 (c)	3,370,300	3,266,384
Penn National Gaming, Inc.
Facility Term Loan B
5.177% (1 Month LIBOR + 2.75%), due 5/3/29 (c)	2,000,000	1,951,562

	Principal Amount	Value
Loan Assignments
Hotels, Motels, Inns & Gaming
Scientific Games International, Inc.
Initial Term Loan B
5.044% (1 Month LIBOR + 3.00%), due 4/14/29 (c)	$ 12,000,000	$ 11,730,000
Station Casinos LLC
Facility Term Loan B1
4.63% (1 Month LIBOR + 2.25%), due 2/8/27 (c)	4,907,579	4,772,621
Travel + Leisure Co.
Term Loan B
4.622% (1 Month LIBOR + 2.25%), due 5/30/25 (c)	3,850,000	3,686,375
UFC Holdings LLC
First Lien Term Loan B3
5.52% (3 Month LIBOR + 2.75%), due 4/29/26 (c)	9,686,500	9,355,541
Whatabrands LLC
Initial Term Loan B
5.622% (1 Month LIBOR + 3.25%), due 8/3/28 (c)	5,960,025	5,673,199
Wyndham Hotels & Resorts, Inc.
Term Loan B
4.122% (1 Month LIBOR + 1.75%), due 5/30/25 (c)	2,502,500	2,465,743
		83,805,934
Insurance 3.7%
Acrisure LLC (c)
First Lien 2020 Term Loan
5.872% (1 Month LIBOR + 3.50%), due 2/15/27	3,857,589	3,667,603
First Lien 2021-2 Additional Term Loan
6.622% (1 Month LIBOR + 4.25%), due 2/15/27	4,925,250	4,740,553
Alliant Holdings Intermediate LLC
New Term Loan B4
5.656% (1 Month LIBOR + 3.50%), due 11/5/27 (c)	3,970,000	3,827,505
AmWINS Group, Inc.
Term Loan
4.622% (1 Month LIBOR + 2.25%), due 2/19/28 (c)	8,909,694	8,620,129
AssuredPartners Capital, Inc.
2022 Term Loan
5.827% (1 Month LIBOR + 3.50%), due 2/12/27 (c)	2,992,500	2,843,809
AssuredPartners, Inc.
2020 February Refinancing Term Loan
5.872% (1 Month LIBOR + 3.50%), due 2/12/27 (c)	4,947,240	4,705,033
Asurion LLC (c)
New Term Loan B7
5.372% (1 Month LIBOR + 3.00%), due 11/3/24	791,848	762,649
Replacement Term Loan B6
5.497% (1 Month LIBOR + 3.125%), due 11/3/23	1,872,593	1,838,150
New Term Loan B8
5.622% (1 Month LIBOR + 3.25%), due 12/23/26	1,970,000	1,846,875
New Term Loan B9
5.622% (1 Month LIBOR + 3.25%), due 7/31/27	1,975,000	1,849,587

	Principal Amount	Value
Loan Assignments
Insurance
Asurion LLC (c)
Second Lien New Term Loan B3
7.622% (1 Month LIBOR + 5.25%), due 1/31/28	$ 8,200,000	$ 6,994,600
Second Lien New Term Loan B4
7.622% (1 Month LIBOR + 5.25%), due 1/20/29	10,500,000	8,956,500
Broadstreet Partners, Inc. (c)
2020 Initial Term Loan
5.372% (1 Month LIBOR + 3.00%), due 1/27/27	5,270,257	5,002,354
Tranche Term Loan B2
5.622% (1 Month LIBOR + 3.25%), due 1/27/27	1,157,917	1,104,846
Hub International Ltd. (c)
Initial Term Loan 5.547% - 5.766%
(2 Month LIBOR + 3.00%; 3 Month LIBOR + 3.00%), due 4/25/25	1,572,919	1,530,450
Incremental Term Loan B3 5.782% - 5.982%
(2 Month LIBOR + 3.25%; 3 Month LIBOR + 3.25%), due 4/25/25	7,894,674	7,710,768
NFP Corp.
Closing Date Term Loan
5.622% (1 Month LIBOR + 3.25%), due 2/15/27 (c)	3,355,324	3,177,770
Ryan Specialty Group LLC
Initial Term Loan
5.427% (1 Month LIBOR + 3.00%), due 9/1/27 (c)	3,967,310	3,851,596
Sedgwick Claims Management Services, Inc. (c)
Initial Term Loan
5.622% (1 Month LIBOR + 3.25%), due 12/31/25	6,807,399	6,588,997
2019 Term Loan
6.122% (1 Month LIBOR + 3.75%), due 9/3/26	2,954,315	2,867,162
USI, Inc. (c)
2017 New Term Loan
5.25% (3 Month LIBOR + 3.00%), due 5/16/24	5,266,101	5,169,005
2021 New Term Loan
5.50% (3 Month LIBOR + 3.25%), due 12/2/26	975,024	947,399
		88,603,340
Leisure, Amusement, Motion Pictures & Entertainment 0.8%
Bombardier Recreational Products, Inc.
2020 Replacement Term Loan
4.372% (1 Month LIBOR + 2.00%), due 5/24/27 (c)	4,230,812	3,978,284
Creative Artists Agency LLC (c)
Closing Date Term Loan
6.122% (1 Month LIBOR + 3.75%), due 11/27/26	2,437,500	2,382,149
Incremental Term Loan B2
6.577% (1 Month LIBOR + 4.25%), due 11/27/26	1,200,000	1,176,000
Fitness International LLC (c)
Term Loan A
5.622% (1 Month LIBOR + 3.25%), due 1/8/25	1,509,375	1,358,438
Term Loan B
5.622% (1 Month LIBOR + 3.25%), due 4/18/25	291,959	265,683

	Principal Amount	Value
Loan Assignments
Leisure, Amusement, Motion Pictures & Entertainment
Lions Gate Capital Holdings LLC
Term Loan B
4.622% (1 Month LIBOR + 2.25%), due 3/24/25 (c)	$ 1,347,457	$ 1,301,418
Marriott Ownership Resorts, Inc.
2019 Refinancing Term Loan
4.122% (1 Month LIBOR + 1.75%), due 8/29/25 (c)	4,410,432	4,254,227
William Morris Endeavor Entertainment LLC
First Lien Term Loan B1
5.13% (1 Month LIBOR + 2.75%), due 5/18/25 (c)	4,485,229	4,298,343
		19,014,542
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.7%
Advanced Drainage Systems, Inc.
Initial Term Loan
3.949% (1 Month LIBOR + 2.25%), due 7/31/26 (c)	461,518	461,172
Columbus McKinnon Corp.
Initial Term Loan
5.063% (3 Month LIBOR + 2.75%), due 5/14/28 (c)	6,217,578	5,999,963
CPM Holdings, Inc. (c)
First Lien Initial Term Loan
5.213% (1 Month LIBOR + 3.50%), due 11/17/25	4,422,072	4,245,189
Second Lien Initial Term Loan
9.963% (1 Month LIBOR + 8.25%), due 11/16/26 (d)(e)	797,980	762,071
Husky Injection Molding Systems Ltd.
Initial Term Loan
5.877% (3 Month LIBOR + 3.00%), due 3/28/25 (c)	6,466,230	6,062,989
		17,531,384
Manufacturing 2.0%
ASP Blade Holdings, Inc.
Initial Term Loan
6.372% (1 Month LIBOR + 4.00%), due 10/13/28 (c)	5,978,807	5,186,615
Clark Equipment Co.
Tranche Term Loan B
4.654% (3 Month LIBOR + 2.50%), due 4/20/29 (c)	498,750	482,541
CP Atlas Buyer, Inc.
Term Loan B
6.122% (1 Month LIBOR + 3.75%), due 11/23/27 (c)	5,412,674	4,736,089
CPG International LLC
Closing Date Term Loan
4.092% (6 Month LIBOR + 2.50%), due 4/28/29 (c)	3,750,000	3,553,125
Excelitas Technologies Corp.
First Lien Initial USD Term Loan
5.75% (3 Month LIBOR + 3.50%), due 12/2/24 (c)	1,979,274	1,939,689
FCG Acquisitions, Inc.
First Lien Initial Term Loan
6.00% (3 Month LIBOR + 3.75%), due 3/31/28 (c)	5,944,351	5,706,577

	Principal Amount	Value
Loan Assignments
Manufacturing
Idemia Group SAS
USD Facility Term Loan B3
6.75% (3 Month LIBOR + 4.50%), due 1/10/26 (c)	$ 2,155,050	$ 2,014,972
II-VI, Inc.
Initial Term Loan B
4.463% (1 Month LIBOR + 2.75%), due 7/2/29 (c)	9,416,667	9,142,011
Madison IAQ LLC
Term Loan
4.524% (3 Month LIBOR + 3.25%), due 6/21/28 (c)	5,306,400	5,038,867
Pro Mach Group, Inc.
First Lien Closing Date Initial Term Loan
6.372% (1 Month LIBOR + 4.00%), due 8/31/28 (c)	6,071,801	5,879,525
Standard Industries, Inc.
Initial Term Loan
3.788% (3 Month LIBOR + 2.50%), due 9/22/28 (c)	2,477,475	2,428,312
Weber-Stephen Products LLC
Initial Term Loan B
5.622% (1 Month LIBOR + 3.25%), due 10/30/27 (c)	582,422	465,210
Zurn LLC
First Lien Term Loan B
4.622% (1 Month LIBOR + 2.25%), due 10/4/28 (c)	2,139,250	2,098,247
		48,671,780
Media 1.9%
Cogeco Communications Finance (USA) LP
Amendment No. 5 Incremental Term Loan B
4.872% (1 Month LIBOR + 2.50%), due 9/1/28 (c)	11,221,875	10,748,952
Diamond Sports Group LLC
Second Lien Term Loan
5.036% (1 Month LIBOR + 3.25%), due 8/24/26 (c)	2,912,950	585,710
DIRECTV Financing LLC
Closing Date Term Loan
7.372% (1 Month LIBOR + 5.00%), due 8/2/27 (c)	10,071,000	9,489,631
KKR Apple Bidco LLC
First Lien Initial Term Loan
5.122% (1 Month LIBOR + 2.75%), due 9/22/28 (c)	7,492,350	7,220,752
First Lien Amendment No. 1 Term Loan
6.379% (1 Month LIBOR + 4.00%), due 9/22/28	1,750,000	1,699,688
Mission Broadcasting, Inc.
Term Loan B4
4.213% (1 Month LIBOR + 2.50%), due 6/2/28 (c)	1,386,000	1,368,387
Radiate Holdco LLC
Amendment No. 6 Term Loan
5.622% (1 Month LIBOR + 3.25%), due 9/25/26 (c)	7,616,531	7,194,049
Sinclair Television Group, Inc. (c)
Term Loan B3
5.38% (1 Month LIBOR + 3.00%), due 4/1/28	2,970,000	2,701,215

	Principal Amount	Value
Loan Assignments
Media
Sinclair Television Group, Inc. (c)
Term Loan B4
6.177% (1 Month LIBOR + 3.75%), due 4/21/29	$ 6,000,000	$ 5,595,000
		46,603,384
Mining, Steel, Iron & Non-Precious Metals 0.9%
American Rock Salt Co. LLC
First Lien Initial Term Loan
6.37% (1 Month LIBOR + 4.00%), due 6/9/28 (c)	5,468,699	4,944,617
Gates Global LLC
Initial Dollar Term Loan B3
4.872% (1 Month LIBOR + 2.50%), due 3/31/27 (c)	10,865,429	10,449,826
Graftech International Ltd.
Initial Term Loan
5.372% (1 Month LIBOR + 3.00%), due 2/12/25 (c)	1,122,713	1,104,469
MRC Global U.S., Inc.
2018 Refinancing Term Loan
5.372% (1 Month LIBOR + 3.00%), due 9/20/24 (c)	2,313,687	2,238,493
U.S. Silica Co.
Term Loan
6.375% (1 Month LIBOR + 4.00%), due 5/1/25 (c)	3,406,213	3,286,995
		22,024,400
Oil & Gas 2.1%
AL GCX Holdings LLC
Initial Term Loan
6.066% (3 Month LIBOR + 3.75%), due 5/17/29 (c)	1,500,000	1,477,500
Buckeye Partners LP
2021 Tranche Term Loan B1
3.916% (1 Month LIBOR + 2.25%), due 11/1/26 (c)	2,321,830	2,277,051
ChampionX Corp.
Term Loan B1
5.08% (1 Month LIBOR + 3.25%), due 6/7/29 (c)	6,000,000	5,955,000
DT Midstream, Inc.
Initial Term Loan
4.372% (1 Month LIBOR + 2.00%), due 6/26/28 (c)	1,277,850	1,277,850
Fleet Midco I Ltd.
Facility Term Loan B
5.372% (1 Month LIBOR + 3.00%), due 10/7/26 (c)	3,205,395	3,117,246
GIP III Stetson I LP
Initial Term Loan
6.622% (1 Month LIBOR + 4.25%), due 7/18/25 (c)(d)	2,050,221	1,931,052
Keane Group Holdings LLC
Initial Term Loan
6.625% (1 Month LIBOR + 4.25%), due 5/25/25 (c)	5,413,729	5,088,905
Medallion Midland Acquisition LLC
Initial Term Loan
6.122% (1 Month LIBOR + 3.75%), due 10/18/28 (c)	4,809,112	4,660,832

	Principal Amount	Value
Loan Assignments
Oil & Gas
Murphy Oil USA, Inc.
Tranche Term Loan B
3.47% (1 Month LIBOR + 1.75%), due 1/31/28 (c)	$ 790,000	$ 789,013
NorthRiver Midstream Finance LP
Initial Term Loan B
5.527% (3 Month LIBOR + 3.25%), due 10/1/25 (c)	5,687,228	5,610,820
Oryx Midstream Services Permian Basin LLC
Initial Term Loan
4.705% (3 Month LIBOR + 3.25%), due 10/5/28 (c)	3,980,000	3,869,722
PES Holdings LLC
Tranche Term Loan C
10.00% (3.00% PIK) (1 Month LIBOR + 4.50%), due 12/31/22 (c)(d)(f)(g)(h)	1,930,304	48,258
Prairie ECI Acquiror LP
Initial Term Loan
7.122% (1 Month LIBOR + 4.75%), due 3/11/26 (c)	5,250,723	4,842,479
TransMontaigne Operating Co. LP
Tranche Term Loan B 5.656% - 5.662%
(1 Month LIBOR + 3.50%), due 11/17/28 (c)	4,975,000	4,784,293
Traverse Midstream Partners LLC
Advance Term Loan
5.95% (6 Month LIBOR + 4.25%), due 9/27/24 (c)	3,107,419	3,055,628
Veritas U.S., Inc.
2021 Dollar Term Loan B
7.25% (3 Month LIBOR + 5.00%), due 9/1/25 (c)	2,762,685	2,325,261
		51,110,910
Packaging 0.2%
LABL, Inc.
Initial Dollar Term Loan
7.372% (1 Month LIBOR + 5.00%), due 10/29/28 (c)	2,686,500	2,548,817
Plastipak Holdings, Inc.
2021 Tranche Term Loan B
4.875% (1 Month LIBOR + 2.50%), due 12/1/28 (c)	1,931,176	1,859,562
		4,408,379
Personal & Nondurable Consumer Products 2.0%
ABG Intermediate Holdings 2 LLC
First Lien Tranche Term Loan B1
5.927% (1 Month LIBOR + 3.50%), due 12/21/28 (c)	11,120,000	10,730,800
Foundation Building Materials, Inc.
First Lien Initial Term Loan 5.622% - 6.056%
(1 Month LIBOR + 3.25%; 3 Month LIBOR + 3.25%), due 1/31/28 (c)	6,197,450	5,680,347
Hunter Douglas Holding BV
Tranche Term Loan B1
4.842% (3 Month LIBOR + 3.50%), due 2/26/29 (c)	11,000,000	9,784,500
Leslie's Poolmart, Inc.
Initial Term Loan
4.872% (1 Month LIBOR + 2.50%), due 3/9/28 (c)	9,904,924	9,603,646

	Principal Amount	Value
Loan Assignments
Personal & Nondurable Consumer Products
Michaels Cos., Inc. (The)
Term Loan B
6.50% (3 Month LIBOR + 4.25%), due 4/15/28 (c)	$ 4,742,050	$ 3,959,612
Perrigo Co. plc
Initial Term Loan B
4.199% (1 Month LIBOR + 2.50%), due 4/20/29 (c)	5,000,000	4,912,500
Prestige Brands, Inc.
Term Loan B5
4.372% (1 Month LIBOR + 2.00%), due 7/3/28 (c)	1,680,000	1,670,970
Spectrum Brands, Inc.
2021 Term Loan
4.38% (1 Month LIBOR + 2.00%), due 3/3/28 (c)	296,250	283,659
		46,626,034
Personal & Nondurable Consumer Products (Manufacturing Only) 0.5%
American Builders & Contractors Supply Co., Inc.
Restatement Effective Date Term Loan
4.372% (1 Month LIBOR + 2.00%), due 1/15/27 (c)	2,674,375	2,598,920
Hercules Achievement, Inc.
First Lien Initial Term Loan
5.872% (1 Month LIBOR + 3.50%), due 12/16/24 (c)	4,297,678	4,064,886
SRAM LLC
Initial Term Loan
5.17% (1 Month LIBOR + 2.75%), due 5/18/28 (c)	5,822,727	5,589,818
		12,253,624
Personal Transportation 0.6%
First Student Bidco, Inc. (c)
Initial Term Loan B
5.232% (3 Month LIBOR + 3.00%), due 7/21/28	7,649,295	7,091,532
Initial Term Loan C
5.232% (3 Month LIBOR + 3.00%), due 7/21/28	2,837,754	2,630,834
Uber Technologies, Inc. (c)
2021 Incremental Term Loan
5.075% (3 Month LIBOR + 3.50%), due 4/4/25	3,640,504	3,577,446
2021 Refinancing Term Loan
5.075% (3 Month LIBOR + 3.50%), due 2/25/27	1,973,822	1,928,177
		15,227,989
Personal, Food & Miscellaneous Services 1.5%
1011778 B.C. Unlimited Liability Co.
Term Loan B4
4.122% (1 Month LIBOR + 1.75%), due 11/19/26 (c)	5,056,016	4,888,536
Aramark Intermediate HoldCo Corp. (c)
U.S. Term Loan B4
4.122% (1 Month LIBOR + 1.75%), due 1/15/27	1,631,875	1,561,704
U.S. Term Loan B5
4.872% (1 Month LIBOR + 2.50%), due 4/6/28	7,611,889	7,407,319

	Principal Amount	Value
Loan Assignments
Personal, Food & Miscellaneous Services
Hayward Industries, Inc.
First Lien Refinancing Term Loan
4.872% (1 Month LIBOR + 2.50%), due 5/30/28 (c)	$ 5,643,000	$ 5,389,065
Hillman Group, Inc. (The) (c)
Initial Delayed Draw Term Loan 2.75% - 5.009%
(1 Month LIBOR + 2.75%), due 7/14/28	31,269	29,871
Initial Term Loan
5.009% (1 Month LIBOR + 2.75%), due 7/14/28	1,631,832	1,558,909
IRB Holding Corp. (c)
2022 Replacement Term Loan B
4.836% (1 Month LIBOR + 3.00%), due 12/15/27	9,034,104	8,627,569
2020 Replacement Term Loan B
5.122% (1 Month LIBOR + 2.75%), due 2/5/25	4,361,188	4,247,488
KFC Holding Co.
2021 Term Loan B
3.906% (1 Month LIBOR + 1.75%), due 3/15/28 (c)	2,189,372	2,169,668
		35,880,129
Pharmaceuticals 0.2%
Padagis LLC
Term Loan B
7.043% (3 Month LIBOR + 4.75%), due 7/6/28 (c)	5,011,765	4,736,118
Printing & Publishing 0.6%
Getty Images, Inc.
Initial Dollar Term Loan
6.125% (3 Month LIBOR + 4.50%), due 2/19/26 (c)	3,972,280	3,868,007
Severin Acquisition LLC
First Lien Initial Term Loan
5.308% (1 Month LIBOR + 3.00%), due 8/1/25 (c)	4,374,709	4,245,656
Springer Nature Deutschland GmbH
Initial Term Loan B18
3.804% (3 Month LIBOR + 3.00%), due 8/14/26 (c)	6,992,564	6,806,093
		14,919,756
Radio and TV Broadcasting 0.0% ‡
Nielsen Finance LLC
Term Loan B4
3.872% (1 Month LIBOR + 2.00%), due 10/4/23 (c)	722,413	719,905
Retail 0.6%
Great Outdoors Group LLC
Term Loan B2
6.122% (1 Month LIBOR + 3.75%), due 3/6/28 (c)	16,685,092	15,225,146

	Principal Amount	Value
Loan Assignments
Retail Store 1.5%
BJ's Wholesale Club, Inc.
First Lien Tranche Term Loan B
3.964% (1 Month LIBOR + 2.00%), due 2/3/24 (c)	$ 2,909,968	$ 2,904,253
EG Group Ltd. (c)
USD Facility Term Loan B
6.25% (3 Month LIBOR + 4.00%), due 2/7/25	1,219,168	1,153,384
USD Additional Facility Term Loan
6.25% (3 Month LIBOR + 4.00%), due 2/7/25	1,426,660	1,349,680
USD Additional Facility Term Loan
6.50% (3 Month LIBOR + 4.25%), due 3/31/26	5,970,188	5,649,290
Harbor Freight Tools USA, Inc.
2021 Initial Term Loan
5.122% (1 Month LIBOR + 2.75%), due 10/19/27 (c)	6,928,223	6,412,936
PetSmart LLC
Initial Term Loan
6.12% (1 Month LIBOR + 3.75%), due 2/11/28 (c)	9,009,000	8,667,406
Rising Tide Holdings, Inc.
First Lien Initial Term Loan
7.122% (1 Month LIBOR + 4.75%), due 6/1/28 (c)	4,316,400	3,755,268
White Cap Supply Holdings LLC
Initial Closing Date Term Loan
6.077% (1 Month LIBOR + 3.75%), due 10/19/27 (c)	6,891,506	6,575,359
		36,467,576
Services: Business 5.3%
Avis Budget Car Rental LLC
Tranche Term Loan C
5.927% (1 Month LIBOR + 3.50%), due 3/16/29 (c)	4,987,500	4,850,344
Brown Group Holdings LLC (c)
Initial Term Loan
4.872% (1 Month LIBOR + 2.50%), due 6/7/28	6,931,178	6,667,793
Facility Incremental Term Loan B2
6.077% (1 Month LIBOR + 3.75%), due 7/2/29	333,333	326,354
ConnectWise LLC
Initial Term Loan
5.75% (3 Month LIBOR + 3.50%), due 9/29/28 (c)	3,582,000	3,416,333
Dun & Bradstreet Corp. (The) (c)
2022 Incremental Term Loan B2
5.536% (1 Month LIBOR + 3.25%), due 1/18/29	698,250	674,902
Initial Borrowing Term Loan
5.55% (1 Month LIBOR + 3.25%), due 2/6/26	5,061,176	4,916,933
Electron Bidco, Inc.
First Lien Initial Term Loan
5.372% (1 Month LIBOR + 3.00%), due 11/1/28 (c)	12,635,000	12,211,197
GIP II Blue Holding LP
Initial Term Loan
6.75% (3 Month LIBOR + 4.50%), due 9/29/28 (c)	4,630,404	4,514,644

	Principal Amount	Value
Loan Assignments
Services: Business
Hunter Holdco 3 Ltd.
First Lien Initial Dollar Term Loan
6.50% (3 Month LIBOR + 4.25%), due 8/19/28 (c)	$ 9,077,000	$ 8,781,997
Icon plc (c)
Lux Term Loan
4.563% (3 Month LIBOR + 2.25%), due 7/3/28	6,345,057	6,218,156
U.S. Term Loan
4.563% (3 Month LIBOR + 2.25%), due 7/3/28	1,580,875	1,549,258
Indy U.S. Bidco LLC
2021 Refinancing Dollar Term Loan 5.965% - 6.122%
(1 Month LIBOR + 3.75%), due 3/6/28 (c)	8,408,969	7,918,448
Intrado Corp.
Initial Term Loan B
6.372% (1 Month LIBOR + 4.00%), due 10/10/24 (c)	3,352,732	2,772,709
Mercury Borrower, Inc.
First Lien Initial Term Loan
5.813% (3 Month LIBOR + 3.50%), due 8/2/28 (c)	11,148,060	10,618,527
Mitchell International, Inc. (c)
First Lien Initial Term Loan
5.912% (1 Month LIBOR + 3.75%), due 10/15/28	3,325,000	3,137,969
Second Lien Initial Term Loan
8.662% (1 Month LIBOR + 6.50%), due 10/15/29	1,800,000	1,628,249
MPH Acquisition Holdings LLC
Initial Term Loan
5.825% (3 Month LIBOR + 4.25%), due 9/1/28 (c)	4,962,500	4,593,414
Orbit Private Holdings I Ltd.
First Lien Initial Dollar Term Loan
6.75% (3 Month LIBOR + 4.50%), due 12/11/28 (c)	3,653,321	3,525,455
PECF USS Intermediate Holding III Corp.
Initial Term Loan
6.622% (1 Month LIBOR + 4.25%), due 12/15/28 (c)	10,962,456	10,003,241
Phoenix Newco, Inc.
First Lien Initial Term Loan
5.622% (1 Month LIBOR + 3.25%), due 11/15/28 (c)	9,476,250	9,217,349
Polaris Newco LLC
First Lien Dollar Term Loan
6.372% (1 Month LIBOR + 4.00%), due 6/2/28 (c)	10,985,197	10,412,593
Project Boost Purchaser LLC (c)
2021 Tranche Term Loan 2
5.872% (1 Month LIBOR + 3.50%), due 5/30/26	4,702,500	4,464,436
First Lien Tranche 1 Term Loan
5.872% (1 Month LIBOR + 3.50%), due 6/1/26	1,989,770	1,887,380
Vizient, Inc.
Term Loan B7
4.451% (1 Month LIBOR + 2.25%), due 5/16/29 (c)	2,250,000	2,246,063
		126,553,744

	Principal Amount	Value
Loan Assignments
Software 4.0%
AppLovin Corp.
Amendment No. 6 New Term Loan
5.25% (3 Month LIBOR + 3.00%), due 10/25/28 (c)	$ 4,793,000	$ 4,639,624
Cornerstone OnDemand, Inc.
First Lien Initial Term Loan
6.122% (1 Month LIBOR + 3.75%), due 10/16/28 (c)	3,615,937	3,371,862
Informatica LLC
Initial Term Loan
5.125% (1 Month LIBOR + 2.75%), due 10/27/28 (c)	11,810,400	11,465,926
Magenta Buyer LLC
First Lien Initial Term Loan
7.05% (1 Month LIBOR + 4.75%), due 7/27/28 (c)	6,252,750	5,929,689
McAfee Corp.
Tranche Term Loan B1
5.699% (1 Month LIBOR + 4.00%), due 3/1/29 (c)	10,000,000	9,520,830
Mitnick Corp. Purchaser, Inc.
Initial Term Loan
5.924% (3 Month LIBOR + 4.75%), due 5/2/29 (c)	5,500,000	5,321,250
Nortonlifelock, Inc.
Facility Term Loan B
TBD, due 1/28/29	16,800,000	16,317,000
Ping Identity Corp.
Term Loan
6.177% (1 Month LIBOR + 3.75%), due 11/23/28 (c)	3,325,000	3,167,063
Quest Software U.S. Holdings, Inc.
First Lien Initial Term Loan
6.977% (3 Month LIBOR + 4.25%), due 2/1/29 (c)	6,562,500	5,819,533
Sophia LP
First Lien Term Loan B
5.50% (3 Month LIBOR + 3.25%), due 10/7/27 (c)	2,859,528	2,748,721
Sovos Compliance LLC (c)
First Lien Initial Term Loan
6.872% (1 Month LIBOR + 4.50%), due 8/11/28	3,818,142	3,709,562
First Lien Delayed Draw Term Loan
6.872% (1 Month LIBOR + 4.50%), due 8/11/28	662,671	643,826
UKG, Inc. (c)
First Lien 2021-2 Incremental Term Loan
5.535% (3 Month LIBOR + 3.25%), due 5/4/26	10,139,630	9,812,201
First Lien Initial Term Loan
6.122% (1 Month LIBOR + 3.75%), due 5/4/26	4,937,308	4,794,674
Second Lien 2021 Incremental Term Loan
7.535% (3 Month LIBOR + 5.25%), due 5/3/27	3,300,000	3,163,875
Vision Solutions, Inc.
First Lien Third Incremental Term Loan
6.783% (3 Month LIBOR + 4.00%), due 4/24/28 (c)	4,790,840	4,413,561
		94,839,197

	Principal Amount	Value
Loan Assignments
Telecommunications 3.5%
Avaya, Inc.
Tranche Term Loan B2
5.999% (1 Month LIBOR + 4.00%), due 12/15/27 (c)	$ 3,947,115	$ 2,022,897
Azalea TopCo, Inc. (c)
First Lien Initial Term Loan
5.872% (1 Month LIBOR + 3.50%), due 7/24/26	2,431,250	2,274,434
First Lien 2021 Term Loan
6.122% (1 Month LIBOR + 3.75%), due 7/24/26	1,980,000	1,853,775
First Lien 2022 Incremental Term Loan
6.227% (1 Month LIBOR + 3.75%), due 7/24/26	2,992,500	2,801,728
Cablevision Lightpath LLC
Initial Term Loan
5.249% (1 Month LIBOR + 3.25%), due 11/30/27 (c)	5,071,273	4,874,761
Connect Finco SARL
Amendement No.1 Refinancing Term Loan
5.88% (1 Month LIBOR + 3.50%), due 12/11/26 (c)	9,629,967	9,253,801
CSC Holdings LLC
September 2019 Initial Term Loan
4.499% (1 Month LIBOR + 2.50%), due 4/15/27 (c)	9,519,818	9,064,657
Cyxtera DC Holdings, Inc.
First Lien Initial Term Loan
5.79% (3 Month LIBOR + 3.00%), due 5/1/24 (c)(d)	1,425,000	1,366,931
Frontier Communications Holdings LLC
Term Loan B
6.063% (3 Month LIBOR + 3.75%), due 5/1/28 (c)	5,786,800	5,506,140
Gogo Intermediate Holdings LLC
Initial Term Loan
6.556% (3 Month LIBOR + 3.75%), due 4/30/28 (c)	9,419,912	9,172,639
Intelsat Jackson Holdings SA
Term Loan B
4.92% (6 Month LIBOR + 4.25%), due 2/1/29 (c)	6,651,406	6,285,579
Level 3 Financing, Inc.
Tranche 2027 Term Loan B
4.122% (1 Month LIBOR + 1.75%), due 3/1/27 (c)	2,500,000	2,409,823
Lumen Technologies, Inc.
Term Loan B
4.622% (1 Month LIBOR + 2.25%), due 3/15/27 (c)	10,570,288	10,053,095
Redstone HoldCo 2 LP
First Lien Initial Term Loan
7.533% (3 Month LIBOR + 4.75%), due 4/27/28 (c)	2,476,275	2,055,308
SBA Senior Finance II LLC
Initial Term Loan
4.13% (1 Month LIBOR + 1.75%), due 4/11/25 (c)	6,266,383	6,119,511
Telesat Canada
Term Loan B5
5.34% (2 Month LIBOR + 2.75%), due 12/7/26 (c)	2,034,078	1,388,984

	Principal Amount	Value
Loan Assignments
Telecommunications
Zayo Group Holdings, Inc.
Initial Dollar Term Loan
5.372% (1 Month LIBOR + 3.00%), due 3/9/27 (c)	$ 9,075,110	$ 8,363,848
		84,867,911
Utilities 1.6%
Astoria Energy LLC
2020 Advance Term Loan B
5.872% (1 Month LIBOR + 3.50%), due 12/10/27 (c)	906,096	866,228
Brookfield WEC Holdings, Inc. (c)
First Lien 2021 Initial Term Loan
5.122% (1 Month LIBOR + 2.75%), due 8/1/25	7,293,250	7,026,842
Initial Term Loan
6.036% (1 Month LIBOR + 3.75%), due 8/1/25	1,750,000	1,696,406
Calpine Corp.
2019 Term Loan
4.38% (1 Month LIBOR + 2.00%), due 4/5/26 (c)	2,037,000	1,980,559
Compass Power Generation LLC
Tranche Term Loan B2
6.691% (1 Month LIBOR + 4.25%), due 4/14/29 (c)	2,074,919	1,991,057
Constellation Renewables LLC
Term Loan
4.08% (3 Month LIBOR + 2.50%), due 12/15/27 (c)	2,490,680	2,431,973
Edgewater Generation LLC
Term Loan
6.122% (1 Month LIBOR + 3.75%), due 12/13/25 (c)	6,773,540	5,675,664
Granite Generation LLC
Term Loan 6.00% - 6.122%
(1 Month LIBOR + 3.75%; 3 Month LIBOR + 3.75%), due 11/9/26 (c)	6,402,980	5,887,540
Hamilton Projects Acquiror LLC
Term Loan
6.75% (3 Month LIBOR + 4.50%), due 6/17/27 (c)	2,415,000	2,329,468
PG&E Corp.
Term Loan
5.375% (1 Month LIBOR + 3.00%), due 6/23/25 (c)	3,185,000	3,071,534
Vistra Operations Co. LLC
2018 Incremental Term Loan 3.906% - 4.122%
(1 Month LIBOR + 1.75%), due 12/31/25 (c)	4,903,786	4,800,345
		37,757,616
Water 0.4%
Osmosis Buyer Ltd.
Term Loan
TBD, due 7/31/28	4,074,074	3,839,815

	Principal Amount	Value
Loan Assignments
Water
Osmosis Buyer Ltd.
2022 Refinanciang Term Loan B
5.436% (1 Month LIBOR + 3.75%), due 7/31/28 (c)	$ 5,600,000	$ 5,264,000
		9,103,815
Total Loan Assignments (Cost $2,328,527,640)		2,203,539,041
Total Long-Term Bonds (Cost $2,466,489,732)		2,330,435,257

	Shares
Affiliated Investment Company 0.5%
Fixed Income Fund 0.5%
MainStay MacKay High Yield Corporate Bond Fund Class I	2,399,065	12,231,394
Total Affiliated Investment Company (Cost $13,596,813)		12,231,394
Common Stocks 0.0% ‡
Auto Components 0.0% ‡
Millennium Corporate Trust(d)(e)(i)(j)	4,973	—
Millennium Lender Trust(d)(e)(i)(j)	5,298	—
		—
Independent Power and Renewable Electricity Producers 0.0% ‡
Sempra Texas Holdings Corp.(d)(e)(i)(j)	175,418	—
Machinery 0.0% ‡
Ameriforge Group, Inc.(d)(e)(i)(j)	60,753	88,092
Total Common Stocks (Cost $2,091,921)		88,092

	Number of Rights
Rights 0.0% ‡
Independent Power and Renewable Electricity Producers 0.0% ‡
Vistra Corp.
Expires 12/31/46 (d)(e)(i)(j)	107,130	98,559
Total Rights (Cost $87,847)		98,559

	Number of Warrants	Value
Warrants 0.0% ‡
Capital Markets 0.0% ‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27 (d)(e)(i)(j)(k)	26	$ 0
Health Care Equipment & Supplies 0.0% ‡
Carestream Health, Inc.
Expires 8/5/23 (d)(e)(i)(j)	72	1
Total Warrants (Cost $0)		1

	Principal Amount
Short-Term Investments 2.5%
U.S. Treasury Debt 2.5%
U.S. Treasury Bills (l)
1.318%, due 8/9/22	$ 54,827,000	54,802,374
2.092%, due 8/23/22	3,501,000	3,496,579
Total Short-Term Investments (Cost $58,305,103)		58,298,953
Total Investments (Cost $2,540,571,416)	100.4%	2,401,152,256
Other Assets, Less Liabilities	(0.4)	(8,565,865)
Net Assets	100.0%	$ 2,392,586,391

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Delayed delivery security.
(c)	Floating rate—Rate shown was the rate in effect as of July 31, 2022.
(d)	Illiquid security—As of July 31, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $21,544,753, which represented 0.9% of the Fund’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(g)	Issue in default.
(h)	Issue in non-accrual status.
(i)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2022, the total market value was $186,652, which represented less than one-tenth of a percent of the Fund’s net assets.
(j)	Non-income producing security.
(k)	Less than $1.
(l)	Interest rate shown represents yield to maturity.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay MacKay High Yield Corporate Bond Fund Class I	$ 13,501	$ —	$ —	$ —	$ (1,270)	$ 12,231	$ 497	$ —	2,399
Abbreviation(s):
CLO—Collateralized Loan Obligation
LIBOR—London Interbank Offered Rate
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TBD—To Be Determined
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 72,001,007	$ —	$ 72,001,007
Corporate Bonds	—	54,895,209	—	54,895,209
Loan Assignments	—	2,192,618,546	10,920,495	2,203,539,041
Total Long-Term Bonds	—	2,319,514,762	10,920,495	2,330,435,257
Affiliated Investment Company
Fixed Income Fund	12,231,394	—	—	12,231,394
Common Stocks	—	—	88,092	88,092
Rights	—	—	98,559	98,559
Warrants	—	—	1	1
Short-Term Investments
U.S. Treasury Debt	—	58,298,953	—	58,298,953
Total Investments in Securities	$ 12,231,394	$ 2,377,813,715	$ 11,107,147	$ 2,401,152,256

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Growth Allocation Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Shares	Value
Affiliated Investment Companies 89.9%
Equity Funds 76.7%
IQ 50 Percent Hedged FTSE International ETF (a)	725,346	$ 15,964,865
IQ 500 International ETF (a)	917,064	25,779,953
IQ Candriam ESG International Equity ETF (a)	1,051,113	26,183,015
IQ Candriam ESG U.S. Equity ETF (a)	1,515,994	54,181,626
IQ Chaikin U.S. Large Cap ETF (a)	1,490,626	47,529,504
IQ Chaikin U.S. Small Cap ETF (a)	1,267,011	41,798,693
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	2,748,482	26,009,709
MainStay Epoch Capital Growth Fund Class I (a)	254,301	2,881,613
MainStay Epoch International Choice Fund Class I (a)	620,382	21,184,559
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	2,428,520	47,443,322
MainStay MacKay International Equity Fund Class R6 (a)	1,305,623	21,328,663
MainStay S&P 500 Index Fund Class I	230,085	12,124,300
MainStay Winslow Large Cap Growth Fund Class R6	5,300,344	54,487,540
MainStay WMC Enduring Capital Fund Class R6 (a)	1,495,578	48,293,871
MainStay WMC Growth Fund Class R6 (a)	1,579,050	54,219,212
MainStay WMC International Research Equity Fund Class I (a)	3,186,886	20,664,726
MainStay WMC Small Companies Fund Class I (a)	1,857,496	42,662,587
MainStay WMC Value Fund Class R6 (a)	1,551,476	47,536,297
Total Equity Funds (Cost $541,280,236)		610,274,055
Fixed Income Funds 13.2%
IQ MacKay ESG Core Plus Bond ETF	84,877	1,904,478
MainStay Floating Rate Fund Class R6 (a)	4,438,042	38,441,435
MainStay MacKay High Yield Corporate Bond Fund Class R6	8,014,881	40,748,457
MainStay MacKay Short Duration High Yield Fund Class I	2,330,903	21,600,245
MainStay MacKay Total Return Bond Fund Class R6	200,848	1,912,512
Total Fixed Income Funds (Cost $110,519,784)		104,607,127
Total Affiliated Investment Companies (Cost $651,800,020)		714,881,182
Short-Term Investment 8.5%
Affiliated Investment Company 8.5%
MainStay U.S. Government Liquidity Fund, 1.544% (a)(b)	68,004,546	68,004,546
Total Short-Term Investment (Cost $68,004,546)	8.5%	68,004,546
Total Investments (Cost $719,804,566)	98.4%	782,885,728
Other Assets, Less Liabilities	1.6	12,591,250
Net Assets	100.0%	$ 795,476,978

†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2022, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of July 31, 2022.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$ 18,364	$ 779	$ (1,052)	$ 81	$ (2,207)	$ 15,965	$ 442	$ —	725
IQ 500 International ETF	31,518	1,990	(3,351)	245	(4,622)	25,780	1,090	—	917
IQ Candriam ESG International Equity ETF	30,446	2,206	(1,188)	(156)	(5,125)	26,183	767	—	1,051
IQ Candriam ESG U.S. Equity ETF	69,277	852	(9,160)	656	(7,443)	54,182	552	—	1,516
IQ Chaikin U.S. Large Cap ETF	49,858	3,272	(948)	(126)	(4,526)	47,530	475	—	1,491
IQ Chaikin U.S. Small Cap ETF	43,922	2,534	(692)	(45)	(3,920)	41,799	404	—	1,267
IQ MacKay ESG Core Plus Bond ETF	—	1,987	(16)	(2)	(65)	1,904	14	—	85
MainStay Candriam Emerging Markets Equity Fund Class R6	31,337	3,826	(510)	(63)	(8,580)	26,010	281	—	2,748
MainStay Epoch Capital Growth Fund Class I	3,402	815	(92)	(15)	(1,228)	2,882	4	758	254
MainStay Epoch International Choice Fund Class I	24,126	2,337	(1,004)	(35)	(4,239)	21,185	617	—	620
MainStay Epoch U.S. Equity Yield Fund Class R6	49,334	2,554	(3,445)	(103)	(897)	47,443	782	—	2,429
MainStay Floating Rate Fund Class R6	45,562	2,423	(7,252)	(285)	(2,007)	38,441	1,119	—	4,438
MainStay MacKay High Yield Corporate Bond Fund Class R6	36,407	9,070	(1,312)	(70)	(3,347)	40,748	1,450	—	8,015
MainStay MacKay International Equity Fund Class R6	23,131	6,963	(715)	(312)	(7,738)	21,329	89	2,860	1,306
MainStay MacKay Short Duration High Yield Fund Class I	22,784	28,281	(27,272)	(1,148)	(1,045)	21,600	920	—	2,331
MainStay MacKay Total Return Bond Fund Class R6	27,310	999	(24,656)	(982)	(758)	1,913	182	817	201
MainStay S&P 500 Index Fund Class I (a)	40,628	2,040	(27,117)	8,488	(11,915)	12,124	439	1,399	230
MainStay Short Term Bond Fund Class I	4,542	3	(4,507)	(88)	50	—	8	12	—
MainStay U.S. Government Liquidity Fund	77,898	79,489	(89,382)	—	—	68,005	159	—	68,005
MainStay Winslow Large Cap Growth Fund Class R6	70,521	19,937	(6,265)	(629)	(29,077)	54,487	—	13,043	5,300
MainStay WMC Enduring Capital Fund Class R6	51,881	6,067	(2,724)	(288)	(6,642)	48,294	173	4,250	1,496
MainStay WMC Growth Fund Class R6	52,771	28,444	(360)	(282)	(26,354)	54,219	—	10,534	1,579
MainStay WMC International Research Equity Fund Class I	23,755	2,839	(828)	(81)	(5,020)	20,665	626	—	3,187
MainStay WMC Small Companies Fund Class I	44,757	14,534	(1,199)	(209)	(15,221)	42,662	—	10,279	1,857
MainStay WMC Value Fund Class R6	50,079	23,341	(2,763)	(134)	(22,987)	47,536	469	22,154	1,551
	$923,610	$247,582	$(217,810)	$4,417	$(174,913)	$782,886	$11,062	$66,106

(a)	Prior to February 28, 2022, known as MainStay MacKay S&P 500 Index Fund Class I.
Swap Contracts
Open OTC total return equity swap contracts as of July 31, 2022 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Invesco S&P 500 Low Volatility ETF	1 day FEDF plus 0.45%	12/2/22	Daily	17,980	$ —
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.35%	12/2/22	Daily	8,007	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/2/22	Daily	7,677	—
Citibank NA	iShares Semiconductor ETF	1 day FEDF plus 0.35%	12/2/22	Daily	4,103	—
Citibank NA	Russell 1000 Growth Total Return Index	1 day FEDF minus 0.20%	12/2/22	Daily	(20,946)	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Russell 1000 Value Total Return Index	1 day FEDF	12/2/22	Daily	(7,850)	$ —
Citibank NA	Russell Midcap Total Return Index	1 day FEDF plus 0.40%	12/2/22	Daily	15,983	—
Citibank NA	S&P 500 Financials Sector	1 day FEDF plus 0.10%	12/2/22	Daily	(1,431)	—
Citibank NA	S&P 500 Health Care Sector	1 day FEDF plus 0.45%	12/2/22	Daily	6,132	—
Citibank NA	S&P 500 Industrials Sector	1 day FEDF plus 0.01%	12/22/22	Daily	(3,897)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF	12/2/22	Daily	(35,800)	—
Citibank NA	S&P 600 Total Return	1 day FEDF plus 0.40%	12/2/22	Daily	44,699	—
Citibank NA	SPDR S&P Oil & Gas Exploration & Production ETF	1 day FEDF plus 0.40%	12/2/22	Daily	6,673	—
Citibank NA	VanEck Gold Miners ETF	1 day FEDF plus 0.55%	12/2/22	Daily	10,753	—
Citibank NA	VanEck Oil Services ETF	1 day FEDF plus 0.40%	12/2/22	Daily	6,275	—
						$ —

1.	As of July 31, 2022, cash in the amount $1,862,458 was pledged from brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of July 31, 2022.

Abbreviation(s):
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 610,274,055	$ —	$ —	$ 610,274,055
Fixed Income Funds	104,607,127	—	—	104,607,127
Total Affiliated Investment Companies	714,881,182	—	—	714,881,182
Short-Term Investment
Affiliated Investment Company	68,004,546	—	—	68,004,546
Total Investments in Securities	$ 782,885,728	$ —	$ —	$ 782,885,728

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay MacKay California Tax Free Opportunities Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Principal Amount	Value
Municipal Bonds 97.7%
Long-Term Municipal Bonds 97.6%
Certificate of Participation/Lease 0.3%
City of Newark CA, 2019 Financing Project, Certificate of Participation
3.00%, due 6/1/41	$ 650,000	$ 579,560
Mesa Water District, Certificate of Participation
4.00%, due 3/15/45	1,450,000	1,495,929
Oxnard School District, Property Acquisition and Improvement Project, Certificate of Participation
Insured: BAM
5.00%, due 8/1/45 (a)	975,000	1,049,008
		3,124,497
Development 0.2%
City of Irvine CA, Reassessment District No. 19-1, Special Assessment
5.00%, due 9/2/44	1,800,000	1,957,616
Education 5.0%
California Educational Facilities Authority, Leland Stanford Junior University (The), Revenue Bonds
Series V-2
2.25%, due 4/1/51	1,405,000	1,010,740
California Educational Facilities Authority, Loma Linda University, Revenue Bonds
Series A
5.00%, due 4/1/23	570,000	582,660
Series A
5.00%, due 4/1/24	280,000	294,671
California Educational Facilities Authority, Loyola Marymount University, Green Bond, Revenue Bonds
Series B
5.00%, due 10/1/31	525,000	592,854
Series B
5.00%, due 10/1/35	640,000	714,085
California Educational Facilities Authority, Mount St. Mary's University, Revenue Bonds
Series A
5.00%, due 10/1/38	620,000	687,745
California Enterprise Development Authority, Thacher School Project (The), Revenue Bonds
4.00%, due 9/1/44	3,450,000	3,511,859
California Infrastructure and Economic Development Bank, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series B
5.00%, due 11/1/39	300,000	322,841
Series B
5.00%, due 11/1/44	350,000	373,371
Series B
5.00%, due 11/1/49	500,000	530,517
California Infrastructure and Economic Development Bank, Equitable School Revolving Fund LLC Obligated Group, Green Bond, Revenue Bonds
Series B
4.00%, due 11/1/45	850,000	828,343
Series B
4.00%, due 11/1/55	915,000	873,157

	Principal Amount	Value
Long-Term Municipal Bonds
Education
California Infrastructure and Economic Development Bank, WFCS Portfolio Projects, Revenue Bonds
Series A-1
5.00%, due 1/1/56 (b)	$ 840,000	$ 808,320
California Infrastructure and Economic Development Bank, Wonderful Foundations Charter School Portfolio Project, Revenue Bonds
Series A-1
5.00%, due 1/1/55 (b)	2,645,000	2,550,380
California Municipal Finance Authority, California Baptist University, Revenue Bonds
Series A
5.00%, due 11/1/46 (b)	1,000,000	1,038,249
California Municipal Finance Authority, California Lutheran University, Revenue Bonds
5.00%, due 10/1/31	235,000	255,760
5.00%, due 10/1/33	225,000	243,244
5.00%, due 10/1/35	225,000	241,842
5.00%, due 10/1/36	285,000	305,636
5.00%, due 10/1/37	310,000	331,681
California Municipal Finance Authority, Charter School, King Chavez Academy, Revenue Bonds (b)
Series A
5.00%, due 5/1/36	1,275,000	1,305,502
Series A
5.00%, due 5/1/46	1,325,000	1,342,049
California Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects (The), Revenue Bonds (b)
Series A
5.00%, due 7/1/36	1,300,000	1,319,775
Series A
5.00%, due 7/1/46	795,000	798,890
California Municipal Finance Authority, Claremont Graduate University, Revenue Bonds
Series B
5.00%, due 10/1/54 (b)	1,380,000	1,386,336
California Municipal Finance Authority, Creative Center Los Altos Project (The), Revenue Bonds (b)
Series B
4.00%, due 11/1/36	400,000	357,298
Series B
4.50%, due 11/1/46	1,600,000	1,402,553
California Municipal Finance Authority, National University, Revenue Bonds
Series A
5.00%, due 4/1/31	1,000,000	1,137,977
California Municipal Finance Authority, Partnerships to Uplift Community Project, Revenue Bonds
Series A
5.30%, due 8/1/47	500,000	499,971
California Municipal Finance Authority, Southern California Institute of Architecture Project, Revenue Bonds
5.00%, due 12/1/38	845,000	893,395
California Municipal Finance Authority, Southwestern Law School, Revenue Bonds
4.00%, due 11/1/31	175,000	180,544
4.00%, due 11/1/32	240,000	245,402
4.00%, due 11/1/33	250,000	253,881
4.00%, due 11/1/34	260,000	262,600
4.00%, due 11/1/35	275,000	276,566

	Principal Amount	Value
Long-Term Municipal Bonds
Education
California Municipal Finance Authority, Southwestern Law School, Revenue Bonds
4.00%, due 11/1/36	$ 210,000	$ 210,652
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue Bonds
Series A
6.25%, due 7/1/54 (b)	1,000,000	1,091,693
California School Facilities Financing Authority, Azusa Unified School District, Revenue Bonds
Insured: AGM
(zero coupon), due 8/1/49	7,905,000	2,041,367
California School Finance Authority, Aspire Public Schools Obligated Group, Revenue Bonds (b)
5.00%, due 8/1/27	25,000	27,350
5.00%, due 8/1/27	475,000	504,301
5.00%, due 8/1/28	50,000	54,700
5.00%, due 8/1/28	650,000	686,588
5.00%, due 8/1/36	50,000	54,700
5.00%, due 8/1/36	550,000	569,021
5.00%, due 8/1/41	50,000	54,699
5.00%, due 8/1/41	700,000	721,699
5.00%, due 8/1/46	75,000	82,049
5.00%, due 8/1/46	900,000	923,880
California School Finance Authority, Classical Academies Project, Revenue Bonds
Series A
5.00%, due 10/1/37 (b)	1,485,000	1,539,628
California School Finance Authority, Grimmway Schools Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/46 (b)	750,000	760,336
California School Finance Authority, High Tech High Learning Project, Revenue Bonds (b)
Series A
5.00%, due 7/1/37	500,000	509,347
Series A
5.00%, due 7/1/49	500,000	503,223
California School Finance Authority, Kipp Social Public Schools Project, Revenue Bonds
Series A
5.00%, due 7/1/34 (b)	600,000	615,429
California School Finance Authority, Vista Charter Public Schools, Revenue Bonds
Series A
4.00%, due 6/1/51 (b)	1,790,000	1,501,321
California State University, Systemwide, Revenue Bonds
Series A
4.00%, due 11/1/37	2,375,000	2,436,915
California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
5.875%, due 11/1/43	1,000,000	1,025,591
Del Mar Union School District Community Facilities District No. 99-1, Special Tax
Insured: BAM
4.00%, due 9/1/44	1,450,000	1,475,999
Irvine Unified School District, Community Facilities District No. 9, Special Tax
Series A
5.00%, due 9/1/33	410,000	453,421

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Irvine Unified School District, Community Facilities District No. 9, Special Tax
Series A
5.00%, due 9/1/34	$ 225,000	$ 248,021
Series A
5.00%, due 9/1/36	550,000	605,231
Poway Unified School District, Community Facilities District No. 15, Special Tax
Insured: BAM
4.00%, due 9/1/42	500,000	511,650
Insured: BAM
5.25%, due 9/1/52	1,750,000	1,915,554
Rio Elementary School District Community Facilities District, Special Tax
Insured: BAM
5.00%, due 9/1/35	500,000	542,125
University of California, Revenue Bonds
Series BE
4.00%, due 5/15/47	3,500,000	3,585,441
		53,012,625
General 2.6%
Cathedral City Redevelopment Agency Successor Agency, Merged Redevelopment Project Area, Tax Allocation
Series A, Insured: AGM
5.00%, due 8/1/26	1,000,000	1,058,268
Series A, Insured: AGM
5.00%, due 8/1/34	1,000,000	1,053,003
City of Irvine CA, Community Facilities District No. 2013-3, Special Tax
5.00%, due 9/1/49	1,385,000	1,418,210
City of Palm Desert CA, University Park, Special Tax
3.00%, due 9/1/31	420,000	387,397
4.00%, due 9/1/41	450,000	434,002
City of Rocklin CA, Community Facilities District No. 10, Special Tax
5.00%, due 9/1/39	1,150,000	1,199,039
City of San Mateo CA, Community Facilities District No. 2008-1, Special Tax
Insured: BAM
5.25%, due 9/1/40	4,000,000	4,531,564
City of South San Francisco CA, Community Facilities District No. 2021-01, Special Tax
4.00%, due 9/1/44	500,000	480,217
Corona Community Facilities District, Community Facilities District No. 2018-2, Special Tax
Series A
4.625%, due 9/1/37	600,000	623,318
Series A
5.00%, due 9/1/42	800,000	841,351
Greenfield Redevelopment Agency, Tax Allocation
Insured: BAM
4.00%, due 2/1/26	285,000	302,894
Madera Redevelopment Agency Successor Agency, Tax Allocation
Series A
5.00%, due 9/1/37	1,180,000	1,322,866

	Principal Amount	Value
Long-Term Municipal Bonds
General
Mountain View Shoreline Regional Park Community, Tax Allocation
Series A, Insured: AGM
5.00%, due 8/1/36	$ 1,645,000	$ 1,842,666
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Special Tax
Series A-1, Insured: AGM
4.25%, due 9/1/47	3,000,000	3,093,410
Series A-1, Insured: AGM
5.00%, due 9/1/42	1,500,000	1,665,097
Series A-1, Insured: AGM
5.25%, due 9/1/52	1,000,000	1,111,690
Riverside County Public Financing Authority, Desert Communities & Interstate 215 Corridor Projects, Tax Allocation
Series A, Insured: BAM
4.00%, due 10/1/40	1,000,000	1,018,223
Riverside County Public Financing Authority, Project Area No. 1 Desert Communities & Interstate 215 Corridor Project, Tax Allocation
Series A, Insured: BAM
4.00%, due 10/1/32	1,050,000	1,084,895
San Francisco City & County Redevelopment Agency, Mission Bay South Redevelopment Project, Tax Allocation
Series C
5.00%, due 8/1/36	1,250,000	1,362,758
South Orange County Public Financing Authority, Special Tax, Senior Lien
Series A
5.00%, due 8/15/32	775,000	788,182
Transbay Joint Powers Authority, Green Bond, Tax Allocation, Senior Lien
Series A
5.00%, due 10/1/45	1,000,000	1,098,477
Series A
5.00%, due 10/1/49	1,200,000	1,309,993
		28,027,520
General Obligation 39.8%
Alta Loma School District, Unlimited General Obligation
Series B
5.00%, due 8/1/44	3,375,000	3,694,525
Alvord Unified School District, Election 2012, Unlimited General Obligation
Series A, Insured: AGM
5.25%, due 8/1/37	825,000	855,986
Banning Unified School District, Election 2016, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 8/1/46	500,000	504,941
Beverly Hills Unified School District, Election 2018, Unlimited General Obligation
Series B
4.00%, due 8/1/38	3,475,000	3,698,446
Brawley Union High School District, Election 2018, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/44	1,280,000	1,383,348

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Cabrillo Unified School District, Election 2018, Unlimited General Obligation
Series A
5.00%, due 8/1/45	$ 4,245,000	$ 4,575,527
Center Unified School District, Election 2008, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 8/1/46	1,650,000	1,390,458
Central Union High School District, Election 2016, Unlimited General Obligation
5.25%, due 8/1/46	2,000,000	2,176,112
Ceres Unified School District, Unlimited General Obligation
Insured: BAM
(zero coupon), due 8/1/37	500,000	279,764
Chaffey Joint Union High School District, Unlimited General Obligation
Series D
4.00%, due 8/1/49	5,000,000	5,101,869
Chino Valley Unified School District, Election 2016, Limited General Obligation
Series B, Insured: AGM-CR
3.375%, due 8/1/50	9,050,000	8,288,543
Chowchilla Elementary School District, Madera County, Unlimited General Obligation
Series B
5.00%, due 8/1/43	960,000	1,036,773
City & County of San Francisco CA, Unlimited General Obligation
Series R-1
4.00%, due 6/15/32	1,000,000	1,077,241
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
(zero coupon), due 7/1/24	282,685	263,045
Series A-1
(zero coupon), due 7/1/33	1,089,492	649,299
Series A-1
4.00%, due 7/1/33	846,598	812,501
Series A-1
4.00%, due 7/1/35	715,978	677,817
Series A-1
4.00%, due 7/1/37	750,000	702,567
Series A-1
4.00%, due 7/1/41	1,000,000	921,149
Series A-1
4.00%, due 7/1/46	750,000	678,050
Series A-1
5.375%, due 7/1/25	3,942,873	4,132,478
Series A-1
5.625%, due 7/1/27	9,927,973	10,769,849
Series A-1
5.625%, due 7/1/29	5,019,176	5,555,289
Series A-1
5.75%, due 7/1/31	2,870,787	3,228,220

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Compton Unified School District, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 6/1/49	$ 3,125,000	$ 2,551,396
Corona-Norco Unified School District, Election 2014, Unlimited General Obligation
Series C
4.00%, due 8/1/49	935,000	944,723
Cuyama Joint Unified School District, Election 2016, Unlimited General Obligation
Series B, Insured: AGM
5.25%, due 8/1/48	500,000	543,531
Davis Joint Unified School District, Unlimited General Obligation
Insured: BAM
3.00%, due 8/1/38	4,190,000	3,937,951
Insured: BAM
3.00%, due 8/1/41	4,695,000	4,255,057
Denair Unified School District, Election 2007, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/41	4,260,000	1,896,321
Desert Community College District, Unlimited General Obligation
Series A-1
4.00%, due 8/1/51	2,000,000	2,019,389
Desert Sands Unified School District, Unlimited General Obligation
2.00%, due 8/1/40	1,100,000	833,827
Dublin Unified School District, Green Bond, Unlimited General Obligation
Series C
3.00%, due 8/1/41	3,000,000	2,726,616
El Monte Union High School District, Unlimited General Obligation
Series A
4.00%, due 6/1/38	1,195,000	1,229,623
El Rancho Unified School District, Election 2016, Unlimited General Obligation
Series A, Insured: BAM
5.25%, due 8/1/46	2,745,000	2,969,901
El Segundo Unified School District, Election 2018, Unlimited General Obligation
Series B
2.00%, due 8/1/46	395,000	275,549
Series B
2.00%, due 8/1/47	880,000	600,886
Series B
2.00%, due 8/1/48	130,000	87,813
Etiwanda School District, Election 2016, Unlimited General Obligation
Series A
4.00%, due 8/1/49	2,000,000	2,022,328
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5, Election 2014, Unlimited General Obligation
Series A
5.25%, due 10/1/35	4,710,000	5,104,082
Fort Bragg Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.50%, due 8/1/52	1,000,000	1,134,129

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Fremont Union High School District, Election 2018, Unlimited General Obligation
Series B
3.00%, due 8/1/35	$ 2,500,000	$ 2,460,912
Fresno Unified School District, Election 2010, Unlimited General Obligation
Series F
4.00%, due 8/1/32	1,475,000	1,559,461
Grossmont-Cuyamaca Community College District, Election of 2012, Unlimited General Obligation
Series B
4.00%, due 8/1/47	3,000,000	3,034,615
Hartnell Community College District, Unlimited General Obligation
Series A
(zero coupon), due 8/1/37	2,500,000	1,396,577
Series B
3.00%, due 8/1/40	525,000	474,728
Hayward Unified School District, Unlimited General Obligation
Insured: BAM
4.00%, due 8/1/43	3,000,000	3,044,300
Holtville Unified School District, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 8/1/44	1,240,000	1,363,155
Huntington Beach City School District, Election 2016, Unlimited General Obligation
Series B
4.00%, due 8/1/44	1,525,000	1,556,567
Series B
4.00%, due 8/1/48	1,500,000	1,524,321
Inglewood Unified School District, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 8/1/51	4,000,000	4,053,281
Inglewood Unified School District, Election 2012, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 8/1/25	250,000	271,892
Series C, Insured: BAM
5.00%, due 8/1/32	400,000	446,878
Series C, Insured: BAM
5.00%, due 8/1/34	585,000	649,804
Series B, Insured: BAM
5.00%, due 8/1/35	800,000	874,435
Jefferson Union High School District, Unlimited General Obligation
Series A
4.00%, due 8/1/45	1,250,000	1,266,114
Jurupa Unified School District, Unlimited General Obligation
Series B
5.00%, due 8/1/33	1,555,000	1,733,863
Series B
5.00%, due 8/1/37	1,000,000	1,106,899
Jurupa Unified School District, Election 2014, Unlimited General Obligation
Series C
4.00%, due 8/1/43	1,675,000	1,706,406

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Jurupa Unified School District, Election 2014, Unlimited General Obligation
Series C
5.25%, due 8/1/43	$ 2,000,000	$ 2,261,573
Kerman Unified School District, Election 2016, Unlimited General Obligation
Insured: BAM
5.25%, due 8/1/46	1,755,000	1,917,312
Kern Community College District, Election 2016, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 8/1/46	3,000,000	2,586,151
Kern Community College District, Facilities Improvement District No. 1, Unlimited General Obligation
(zero coupon), due 8/1/23	2,000,000	1,952,572
Kern Community College District, Safety Repair & Improvement, Unlimited General Obligation
Series C
5.75%, due 11/1/34	650,000	684,199
Lemoore Union High School District, Election 2016, Unlimited General Obligation
Series A
5.50%, due 8/1/42	560,000	627,823
Lennox School District, Election 2016, Unlimited General Obligation
Insured: AGM
4.00%, due 8/1/47	3,000,000	3,025,436
Livermore Valley Joint Unified School District, Unlimited General Obligation
3.00%, due 8/1/40	2,890,000	2,621,944
Lodi Unified School District, Election 2016, Unlimited General Obligation
Series 2020
3.00%, due 8/1/43	6,975,000	6,148,122
Series 2020
4.00%, due 8/1/38	2,830,000	2,911,357
Series 2020
4.00%, due 8/1/39	1,300,000	1,332,782
Long Beach Community College District, Unlimited General Obligation
Series C
4.00%, due 8/1/49	3,000,000	3,031,196
Long Beach Unified School District, Unlimited General Obligation
Series A
4.00%, due 8/1/43	6,500,000	6,590,432
Long Beach Unified School District, Election 2008, Unlimited General Obligation
Series F
3.00%, due 8/1/47	4,000,000	3,436,266
Long Beach Unified School District, Election 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/48	7,500,000	6,403,971
Series A
5.00%, due 8/1/32	3,985,000	4,367,906
Series A
5.00%, due 8/1/33	2,825,000	3,088,151
Los Angeles Community College District, Unlimited General Obligation
Series I
4.00%, due 8/1/33	2,865,000	3,005,803

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Los Angeles Community College District, Unlimited General Obligation
Series I
4.00%, due 8/1/34	$ 4,000,000	$ 4,174,092
Los Angeles Unified School District, Unlimited General Obligation
Series C
4.00%, due 7/1/38	1,000,000	1,034,551
Series A
5.00%, due 7/1/25	1,250,000	1,367,131
Series A
5.00%, due 7/1/32	1,500,000	1,778,851
Series A
5.00%, due 7/1/33	1,000,000	1,176,217
Los Angeles Unified School District, Election 2005, Unlimited General Obligation
Series M-1
5.25%, due 7/1/42	2,990,000	3,336,395
Los Rios Community College District, Unlimited General Obligation
Series D
4.00%, due 8/1/35	250,000	261,856
Series D
4.00%, due 8/1/39	1,000,000	1,025,217
Lucia Mar Unified School District, Unlimited General Obligation
Series C
4.00%, due 8/1/49	1,500,000	1,516,034
Lucia Mar Unified School District, Election 2016, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 8/1/47	7,000,000	5,990,211
Manteca Unified School District, Unlimited General Obligation
Series C
4.00%, due 8/1/45	2,000,000	2,027,877
Marysville Joint Unified School District, Election 2008, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/35	1,500,000	921,972
Insured: AGM
(zero coupon), due 8/1/36	2,000,000	1,169,112
Insured: AGM
(zero coupon), due 8/1/37	2,000,000	1,114,386
Mendocino Unified School District, Election 2020, Unlimited General Obligation
Series B
3.00%, due 8/1/51	1,500,000	1,231,548
Moraga Elementary School District, Election 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/44	1,335,000	1,191,334
Moreno Valley Unified School District, Election 2014, Unlimited General Obligation
Series B, Insured: AGM
5.00%, due 8/1/47	3,250,000	3,592,356
Mount Diablo Unified School District, Unlimited General Obligation
Series B
4.00%, due 8/1/29	1,000,000	1,109,699

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Mount San Jacinto Community College District, Election 2014, Unlimited General Obligation
Series B
4.00%, due 8/1/38	$ 1,985,000	$ 2,066,429
Mountain View-Whisman School District, Election 2020, Unlimited General Obligation
Series A
3.00%, due 9/1/34	505,000	507,029
Series A
3.00%, due 9/1/36	750,000	736,248
Series A
3.00%, due 9/1/40	1,160,000	1,080,990
Napa Valley Unified School District, Election 2016, Unlimited General Obligation
Series C, Insured: AGM
4.00%, due 8/1/44	3,630,000	3,682,826
Needles Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 8/1/45	1,250,000	1,118,969
North Orange County Community College District, Election 2014, Unlimited General Obligation
Series B
4.00%, due 8/1/33	300,000	324,818
Norwalk-La Mirada Unified School District, Election 2014, Unlimited General Obligation
Series E
3.00%, due 8/1/46	2,250,000	1,899,650
Oceanside Unified School District, Unlimited General Obligation
Series C
(zero coupon), due 8/1/51	25,000	4,010
Oxnard Union High School District, Election 2018, Unlimited General Obligation
Series A
4.00%, due 8/1/38	1,000,000	1,023,373
Palo Verde Community College District, Election 2014, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 8/1/45	500,000	504,075
Palomar Community College District, Election 2006, Unlimited General Obligation
Series B
(zero coupon), due 8/1/39	2,000,000	2,239,582
Peralta Community College District, Unlimited General Obligation
Series A
3.00%, due 2/1/50	2,255,000	1,837,641
Series A
4.00%, due 8/1/39	3,000,000	3,037,006
Peralta Community College District, Election of 2006, Unlimited General Obligation
Series D
4.00%, due 8/1/39	1,000,000	1,012,335
Perris Union High School District, Election 2018, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 9/1/38	3,550,000	3,672,264
Ravenswood City School District, Election 2018, Unlimited General Obligation
Insured: AGM
5.25%, due 8/1/45	3,500,000	3,994,278

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Redwood City School District, Election 2015, Unlimited General Obligation
Series C
4.00%, due 8/1/44	$ 1,800,000	$ 1,832,379
5.25%, due 8/1/44	2,000,000	2,263,066
Rio Hondo Community College District, Election 2004, Unlimited General Obligation
Series C
(zero coupon), due 8/1/42	2,000,000	2,442,942
Riverside Unified School District, Election 2016, Unlimited General Obligation
Series B
4.00%, due 8/1/42	1,700,000	1,734,735
Robla School District, Election 2018, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 8/1/40	2,070,000	2,118,705
Series A, Insured: AGM
5.00%, due 8/1/44	1,720,000	1,882,839
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
5.50%, due 8/1/52	3,500,000	4,056,530
Salinas Union High School District, Unlimited General Obligation
Series A
4.00%, due 8/1/47 (c)	4,300,000	4,358,963
San Bernardino City Unified School District, Election 2012, Unlimited General Obligation
Series C, Insured: AGM
5.00%, due 8/1/34	655,000	700,819
San Diego Unified School District, Election 2012, Unlimited General Obligation
Series I
4.00%, due 7/1/34	1,000,000	1,054,412
San Francisco Bay Area Rapid Transit District, Election 2016, Green Bond, Unlimited General Obligation
Series B-1
4.00%, due 8/1/37	4,695,000	4,944,180
San Francisco Bay Area Rapid Transit District, Election of 2016, Unlimited General Obligation
Series D-1
4.00%, due 8/1/47	10,250,000	10,599,191
Series D-1
5.25%, due 8/1/47	6,750,000	7,861,261
San Juan Unified School District, Election 2016, Unlimited General Obligation
5.00%, due 8/1/36	1,500,000	1,739,775
5.00%, due 8/1/38	1,800,000	2,076,154
San Leandro Unified School District, Election 2016, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 8/1/35	500,000	562,470
Series B, Insured: BAM
5.00%, due 8/1/36	1,955,000	2,195,652
Series A, Insured: BAM
5.25%, due 8/1/42	1,000,000	1,098,805
San Lorenzo Valley Unified School District, Election 2020, Unlimited General Obligation
Series A
4.00%, due 8/1/45	1,000,000	1,013,938

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
San Lorenzo Valley Unified School District, Election 2020, Unlimited General Obligation
Series A
5.00%, due 8/1/50	$ 2,005,000	$ 2,211,679
San Mateo Union High School District, Election 2020, Unlimited General Obligation
Series A
2.25%, due 9/1/42	2,000,000	1,549,139
San Rafael City Elementary School District, Election 2005, Unlimited General Obligation
Series C
4.00%, due 8/1/47	1,720,000	1,738,401
San Ysidro School District, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/47	3,000,000	836,040
San Ysidro School District, Election 2020, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 8/1/45	2,320,000	2,344,874
Sanger Unified School District, Election 2020, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 8/1/55	1,435,000	1,464,632
Santa Barbara Unified School District, Election 2010, Unlimited General Obligation
Series A
(zero coupon), due 8/1/36	1,000,000	1,264,402
Santa Monica Community College District, Election 2016, Unlimited General Obligation
Series B
4.00%, due 8/1/45	3,750,000	3,899,977
Series A
4.00%, due 8/1/47	1,250,000	1,278,529
Santa Monica-Malibu Unified School District, School Facilities Improvement District No. 1, Unlimited General Obligation
Series A
4.00%, due 8/1/39	1,015,000	1,048,619
Santee School District, Unlimited General Obligation
5.00%, due 8/1/48	2,205,000	2,405,443
Shasta Union High School District, Election 2016, Unlimited General Obligation
4.00%, due 8/1/44	1,135,000	1,152,696
Simi Valley Unified School District, Election 2016, Unlimited General Obligation
Series B
4.00%, due 8/1/33	175,000	186,472
Series B
4.00%, due 8/1/39	350,000	358,826
Series B
4.00%, due 8/1/40	1,455,000	1,489,235
Series B
5.00%, due 8/1/42	1,375,000	1,509,744
Series B
5.00%, due 8/1/44	1,200,000	1,313,609
Solano County Community College District, Election 2012, Unlimited General Obligation
Series E, Insured: AGM-CR
3.50%, due 8/1/46	2,000,000	1,905,750

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Southwestern Community College District, Unlimited General Obligation
Series A
4.00%, due 8/1/47	$ 2,000,000	$ 2,021,397
State of California, Unlimited General Obligation
4.00%, due 9/1/34	3,500,000	3,661,165
State of California, Various Purpose, Unlimited General Obligation
3.00%, due 11/1/34	3,750,000	3,699,079
4.00%, due 3/1/36	12,615,000	13,481,365
4.00%, due 11/1/36	2,500,000	2,680,211
4.00%, due 3/1/40	5,000,000	5,268,068
4.00%, due 10/1/41	3,500,000	3,692,037
4.00%, due 4/1/49	1,895,000	1,962,700
5.00%, due 11/1/27	2,380,000	2,761,347
5.00%, due 4/1/28	2,930,000	3,420,502
5.00%, due 4/1/29	1,000,000	1,188,249
5.00%, due 4/1/30	1,780,000	2,149,323
5.00%, due 10/1/31	1,475,000	1,813,481
5.00%, due 9/1/32	1,840,000	2,248,825
5.00%, due 3/1/35	5,335,000	6,237,850
5.00%, due 8/1/37	2,900,000	3,282,649
State of California, Various Purposes, Unlimited General Obligation
4.00%, due 10/1/37	4,000,000	4,283,381
Sweetwater Union High School District, Unlimited General Obligation
Insured: BAM
4.00%, due 8/1/47	3,000,000	3,020,145
Tahoe Forest Hospital District, California Hospital District, Unlimited General Obligation
5.00%, due 8/1/29	1,815,000	2,013,510
Temecula Valley Unified School District, Election 2012, Unlimited General Obligation
Series D
3.00%, due 8/1/44	1,500,000	1,341,056
Series C
5.25%, due 8/1/44	1,000,000	1,079,399
Turlock Unified School District, School Facilities Improvement District No. 1, Unlimited General Obligation
4.00%, due 8/1/33	480,000	505,490
4.00%, due 8/1/34	515,000	537,714
4.00%, due 8/1/35	545,000	565,974
Vacaville Unified School District, Election 2014, Unlimited General Obligation
Series C
4.00%, due 8/1/31	490,000	518,415
Series C
4.00%, due 8/1/32	555,000	586,780
Series C
4.00%, due 8/1/33	625,000	658,190
Series D
4.00%, due 8/1/36	300,000	312,783
Series D
4.00%, due 8/1/37	300,000	311,085

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Vacaville Unified School District, Election 2014, Unlimited General Obligation
Series D
4.00%, due 8/1/38	$ 500,000	$ 514,781
Series D
4.00%, due 8/1/40	500,000	512,251
Series D
4.00%, due 8/1/45	2,050,000	2,080,777
Series C
5.00%, due 8/1/39	500,000	543,772
Series C
5.00%, due 8/1/40	1,225,000	1,330,536
Series C
5.00%, due 8/1/41	1,350,000	1,461,888
Series C
5.00%, due 8/1/42	1,000,000	1,081,454
Val Verde Unified School District, Election of 2020, Unlimited General Obligation
Series B, Insured: AGM
4.00%, due 8/1/51	1,000,000	1,014,721
Washington Township Health Care District, Unlimited General Obligation
Series A
4.00%, due 8/1/47	3,000,000	2,970,126
Series A
4.00%, due 8/1/51	2,500,000	2,472,442
West Contra Costa Unified School District, Election 2010, Unlimited General Obligation
Series E
4.00%, due 8/1/38	1,500,000	1,550,096
West Contra Costa Unified School District, Election 2012, Unlimited General Obligation
Series E, Insured: AGM
3.00%, due 8/1/36	1,000,000	977,246
Series D
4.00%, due 8/1/38	1,500,000	1,550,096
West Contra Costa Unified School District, Election 2020, Unlimited General Obligation
Series E, Insured: AGM
3.00%, due 8/1/35	855,000	843,975
Series E, Insured: AGM
3.00%, due 8/1/37	750,000	725,704
Series E, Insured: AGM
3.00%, due 8/1/38	675,000	637,391
Series E, Insured: AGM
3.00%, due 8/1/40	650,000	596,621
Westminster School District, Election 2008, Unlimited General Obligation
Series B, Insured: BAM
(zero coupon), due 8/1/48	5,000,000	879,386
		422,404,801

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital 3.8%
California Health Facilities Financing Authority, Cedars Sinai Health System, Revenue Bonds
Series A, Insured: BAM
3.00%, due 8/15/51	$ 8,390,000	$ 7,460,569
Series A
5.00%, due 8/15/51	750,000	838,650
California Health Facilities Financing Authority, Children's Hospital Los Angeles Obligated Group, Revenue Bonds
Series A
5.00%, due 8/15/42	500,000	521,659
Series A
5.00%, due 8/15/47	1,000,000	1,038,542
California Health Facilities Financing Authority, Children's Hospital of Orange County, Revenue Bonds
Series A
4.00%, due 11/1/37	500,000	513,635
California Health Facilities Financing Authority, City of Hope Obligated Group, Revenue Bonds
5.00%, due 11/15/49	2,500,000	2,580,617
California Health Facilities Financing Authority, El Camino Hospital, Revenue Bonds
4.125%, due 2/1/47	750,000	751,868
California Health Facilities Financing Authority, Kaiser Foundation Hospitals, Revenue Bonds
Series C
5.00%, due 6/1/41 (d)	750,000	883,738
California Health Facilities Financing Authority, Lucile Salter Packard Children's Hospital at Stanford, Revenue Bonds
Series A
4.00%, due 5/15/46	1,700,000	1,727,363
California Health Facilities Financing Authority, Stanford Health Care Obligated Group, Revenue Bonds
Series A
5.00%, due 11/15/36	3,000,000	3,300,296
California Health Facilities Financing Authority, Sutter Health Obligated Group, Revenue Bonds
Series A
5.00%, due 11/15/38	1,600,000	1,738,818
California Municipal Finance Authority, Community Medical Centers, Revenue Bonds
Series A
5.00%, due 2/1/27	1,100,000	1,218,588
Series A
5.00%, due 2/1/37	1,000,000	1,067,970
California Municipal Finance Authority, Healthright 360, Revenue Bonds
Series A
5.00%, due 11/1/39 (b)	1,000,000	1,023,353
California Public Finance Authority, Hoag Memorial Hospital Presbyterian, Revenue Bonds
Series A
4.00%, due 7/15/38	4,520,000	4,684,689
California Statewide Communities Development Authority, Methodist Hospital of Southern California, Revenue Bonds
5.00%, due 1/1/48	1,000,000	1,046,915
Regents of the University of California Medical Center Pooled, Revenue Bonds
Series P
4.00%, due 5/15/43	8,625,000	8,808,320

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
Washington Township Health Care District, Revenue Bonds
Series B
4.00%, due 7/1/36	$ 1,380,000	$ 1,373,227
		40,578,817
Housing 2.9%
California Community College Financing Authority, Orange Coast College Project, Revenue Bonds
5.00%, due 5/1/29	800,000	815,539
California Enterprise Development Authority, Provident Group-SDSU Properties LLC M@College Project, Revenue Bonds, First Tier
Series A
5.00%, due 8/1/40	650,000	678,280
Series A
5.00%, due 8/1/45	700,000	723,764
Series A
5.00%, due 8/1/55	1,000,000	1,025,839
California Municipal Finance Authority, CHF Davis I LLC, Revenue Bonds
Insured: BAM
5.00%, due 5/15/29	5,000,000	5,537,907
California Municipal Finance Authority, Mobile Home Park Caritas Project, Revenue Bonds, Senior Lien
Series A
4.00%, due 8/15/42	1,540,000	1,512,793
Series A
5.00%, due 8/15/29	805,000	868,608
Series A
5.00%, due 8/15/31	140,000	149,281
California Municipal Finance Authority, P3 Claremont Holdings LLC, Claremont Colleges Project, Revenue Bonds
Series A
5.00%, due 7/1/40 (b)	1,000,000	1,004,592
California Municipal Finance Authority, Windsor Mobile Country Club, Revenue Bonds
Series A
4.00%, due 11/15/37	1,320,000	1,296,377
California School Finance Authority, Sonoma County Junior College Project, Revenue Bonds
Series A
4.00%, due 11/1/36 (b)	2,000,000	1,828,212
California Statewide Communities Development Authority, CHF-Irvine LLC, Student Housing, Revenue Bonds
5.00%, due 5/15/40	1,000,000	1,034,752
5.00%, due 5/15/47	3,500,000	3,621,577
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds (b)
Series A
3.00%, due 6/1/29	740,000	679,421
Series A
5.00%, due 6/1/34	375,000	392,633
California Statewide Communities Development Authority, Provident Group Pomona Properties LLC Project, Revenue Bonds
Series A
5.75%, due 1/15/45 (b)	400,000	401,732

	Principal Amount	Value
Long-Term Municipal Bonds
Housing
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien (b)
Series A
5.00%, due 7/1/45	$ 4,500,000	$ 4,586,957
Series A
5.00%, due 7/1/61	4,000,000	4,025,808
		30,184,072
Other Revenue 22.7%
Alameda County Transportation Commission, Measure BB, Revenue Bonds, Senior Lien
5.00%, due 3/1/45	2,500,000	2,931,350
Anaheim Public Financing Authority, City of Anaheim, Revenue Bonds
Series A, Insured: BAM
5.00%, due 9/1/35	4,500,000	4,956,716
Anaheim Public Financing Authority, Public Improvement Project, Revenue Bonds
Series A, Insured: AGM-CR
5.00%, due 9/1/28	2,250,000	2,564,221
California Community Choice Financing Authority, Revenue Bonds
Series B-1
4.00%, due 2/1/30	1,400,000	1,463,233
Series B-1
4.00%, due 2/1/31	1,000,000	1,041,847
Series A-1
4.00%, due 5/1/53 (d)	1,000,000	1,040,423
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series A
4.00%, due 10/1/52 (d)	4,500,000	4,657,539
California Community Choice Financing Authority, Clean Energy Project, Green Bond, Revenue Bonds
Series B-1
4.00%, due 8/1/27	400,000	420,550
Series B-1
4.00%, due 8/1/28	465,000	487,706
Series B-1
4.00%, due 2/1/29	650,000	680,044
Series B-1
4.00%, due 2/1/52 (d)	5,250,000	5,410,951
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien
Series A1
4.00%, due 2/1/56 (b)	6,285,000	5,877,919
California Community Housing Agency, Fountains at Emerald, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (b)	2,700,000	2,048,228
California Community Housing Agency, Summit at Sausalito Apartments, Revenue Bonds
Series A-1
3.00%, due 2/1/57 (b)	500,000	378,531
California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp., Asset-Backed, Revenue Bonds
Series A
5.00%, due 6/1/47	1,275,000	1,265,411

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
California County Tobacco Securitization Agency, Tobacco Settlement, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/34	$ 300,000	$ 306,365
Series A
4.00%, due 6/1/35	500,000	510,988
Series A
4.00%, due 6/1/36	300,000	305,821
Series A
4.00%, due 6/1/37	275,000	279,459
Series A
4.00%, due 6/1/38	275,000	278,592
Series A
4.00%, due 6/1/39	350,000	353,654
Series A
4.00%, due 6/1/40	500,000	504,101
Series A
4.00%, due 6/1/49	1,500,000	1,421,830
California Health Facilities Financing Authority, Lundquist Institute For Biomedical Innovation, Revenue Bonds
5.00%, due 9/1/30	1,300,000	1,424,960
5.00%, due 9/1/31	1,365,000	1,486,119
5.00%, due 9/1/32	1,435,000	1,548,890
5.00%, due 9/1/34	1,590,000	1,704,844
California Infrastructure and Economic Development Bank, California State Teachers' Retirement System, Green Bond, Revenue Bonds
5.00%, due 8/1/37	1,050,000	1,179,619
5.00%, due 8/1/38	1,200,000	1,343,089
California Infrastructure and Economic Development Bank, Salvation Army Western Territory (The), Revenue Bonds
4.00%, due 9/1/33	1,225,000	1,278,928
4.00%, due 9/1/34	1,000,000	1,027,436
California Municipal Finance Authority, Asian Community Center of Sacramento Valley, Inc., Revenue Bonds
Insured: California Mortgage Insurance
5.00%, due 4/1/48	1,545,000	1,673,127
California Municipal Finance Authority, Orange County Civic Center Infrastructure Program, Revenue Bonds
Series A
5.00%, due 6/1/37	2,085,000	2,330,227
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (e)	7,000,000	7,012,533
California State Public Works Board, Revenue Bonds
Series C
5.00%, due 8/1/30 (c)	1,080,000	1,283,928
California State Public Works Board, Various Capital Projects, Revenue Bonds
Series B
4.00%, due 5/1/39	1,500,000	1,585,617
Series B
4.00%, due 5/1/40	1,000,000	1,052,479
Series B
4.00%, due 5/1/41	1,500,000	1,573,195

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
California Statewide Communities Development Authority, A Community of Seniors, Redwoods Project, Revenue Bonds
Series A, Insured: California Mortgage Insurance
5.375%, due 11/15/44	$ 535,000	$ 561,121
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
Series A
6.375%, due 11/1/43 (b)	500,000	517,174
California Statewide Financing Authority, Tobacco Settlement Asset-Backed, Revenue Bonds
Series C
(zero coupon), due 6/1/55 (b)	20,000,000	1,360,056
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	1,500,000	254,528
City of Sacramento CA, Transient Occupancy Tax, Revenue Bonds
Series C
5.00%, due 6/1/48	4,860,000	5,205,185
City of Santa Ana CA, Gas Tax, Revenue Bonds
4.00%, due 1/1/38	1,360,000	1,408,220
City of Victorville CA, Electric, Revenue Bonds
Series A
5.00%, due 5/1/38	1,115,000	1,225,768
CSCDA Community Improvement Authority, 1818 Platinum Triangle-Anaheim, Revenue Bonds, Senior Lien
Series A-2
3.25%, due 4/1/57 (b)	4,000,000	3,017,925
CSCDA Community Improvement Authority, City of Orange Portfolio, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 3/1/57 (b)	4,800,000	3,632,574
CSCDA Community Improvement Authority, Oceanaire Long Beach, Revenue Bonds
Series A
4.00%, due 9/1/56 (b)	7,000,000	5,982,799
CSCDA Community Improvement Authority, Pasadena Portfolio, Revenue Bonds, Senior Lien (b)
Series A-1
2.65%, due 12/1/46	1,245,000	1,008,654
Series A-2
3.00%, due 12/1/56	2,250,000	1,704,456
CSCDA Community Improvement Authority, Renaissance at City Center, Revenue Bonds
Series A
5.00%, due 7/1/51 (b)	2,000,000	1,957,993
CSCDA Community Improvement Authority, Theo Pasadena, Revenue Bonds, Senior Lien
Series A-2
3.25%, due 5/1/57 (b)	4,500,000	3,362,992
Del Mar Race Track Authority, Revenue Bonds
5.00%, due 10/1/30	1,000,000	1,003,641
FHLMC Multifamily VRD Certificates, VRD Certificates, Revenue Bonds
Series M-057
2.40%, due 10/15/29	2,995,000	2,924,591
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	48,750,000	6,228,232

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed, Revenue Bonds
Series A
5.625%, due 6/1/47	$ 1,025,000	$ 1,005,487
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.25%, due 7/1/33	1,100,000	1,135,327
5.50%, due 7/1/43	3,500,000	3,620,305
Imperial Irrigation District Electric System, Revenue Bonds
Series C
5.00%, due 11/1/37	1,000,000	1,087,030
Series B-2
5.00%, due 11/1/41	5,475,000	5,955,277
Indio Finance Authority, Revenue Bonds
Series A, Insured: BAM
4.50%, due 11/1/52	2,000,000	2,095,639
Series A, Insured: BAM
5.25%, due 11/1/42	1,500,000	1,738,173
Livermore Valley Water Financing Authority, Alameda County Flood Control & Water Conservation District Zone No. 7, Revenue Bonds
Series A
5.00%, due 7/1/47	3,945,000	4,300,293
Lodi Public Financing Authority, Electric System, Revenue Bonds
Insured: AGM
5.00%, due 9/1/31	1,330,000	1,515,393
Insured: AGM
5.00%, due 9/1/32	1,650,000	1,869,638
Los Angeles County Facilities, Inc., County of Los Angeles, Revenue Bonds
Series A
5.00%, due 12/1/38	1,910,000	2,153,115
Los Angeles County Metropolitan Transportation Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/40	1,625,000	1,906,479
Los Angeles County Metropolitan Transportation Authority, Sales Tax, Revenue Bonds
Series A
4.00%, due 6/1/36	3,000,000	3,235,082
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	3,140,000	3,361,215
Series A
5.00%, due 10/1/32	3,140,000	3,380,925
Series A
5.00%, due 10/1/39	9,415,000	9,976,631
Montclair Financing Authority, Public Facilities Project, Revenue Bonds
Insured: AGM
5.00%, due 10/1/32	1,000,000	1,062,247
Mountain House Public Financing Authority, Green Bond, Revenue Bonds
Series B, Insured: BAM
4.00%, due 12/1/40	1,380,000	1,410,835

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Northern California Energy Authority, Revenue Bonds
Series A
4.00%, due 7/1/49 (d)	$ 2,900,000	$ 2,968,622
Orange City Public Facilities Financing Authority, City of Orange, Revenue Bonds
Series A
4.00%, due 11/1/50	1,450,000	1,465,630
Orange County Local Transportation Authority, Sales Tax, Revenue Bonds
4.00%, due 2/15/38	10,000,000	10,443,259
Peninsula Corridor Joint Powers Board, Green Bond, Revenue Bonds
Series A
5.00%, due 6/1/51	2,250,000	2,573,259
Pico Rivera Public Financing Authority, City of Pico Rivera, Revenue Bonds
Insured: NATL-RE
5.25%, due 9/1/34	1,560,000	1,729,018
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
4.50%, due 7/1/34	1,500,000	1,521,098
Series A-1
4.75%, due 7/1/53	1,000,000	999,961
Series A-1
5.00%, due 7/1/58	17,000,000	17,189,910
Riverside County Transportation Commission, Sales Tax, Revenue Bonds
Series B
4.00%, due 6/1/36	5,000,000	5,230,993
San Bernardino County Financing Authority, Court House Facilities Project, Revenue Bonds
Series C, Insured: NATL-RE
5.50%, due 6/1/37	1,050,000	1,101,594
San Diego County Regional Transportation Commission, Green Bond, Revenue Bonds
Series A
5.00%, due 4/1/38	1,000,000	1,155,101
Series A
5.00%, due 4/1/39	1,000,000	1,152,546
Series A
5.00%, due 4/1/44	2,800,000	3,191,348
San Francisco Bay Area Rapid Transit District, Sales Tax, Revenue Bonds
Series A
4.00%, due 7/1/36	1,850,000	1,934,228
San Joaquin County Transportation Authority, Sales Tax Revenue, Revenue Bonds
Series K
5.00%, due 3/1/37	1,705,000	1,872,944
San Mateo Joint Powers Financing Authority, Capital Projects, Revenue Bonds
Series A
5.00%, due 7/15/43	3,000,000	3,330,330
South Bayside Waste Management Authority, Green Bond, Revenue Bonds
Series B, Insured: AGM
5.00%, due 9/1/25 (e)	50,000	54,582
Series B, Insured: AGM
5.00%, due 9/1/25 (e)	1,465,000	1,591,904

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
South Bayside Waste Management Authority, Green Bond, Revenue Bonds
Series B, Insured: AGM
5.00%, due 9/1/27 (e)	$ 55,000	$ 62,815
Series B, Insured: AGM
5.00%, due 9/1/27 (e)	1,615,000	1,814,577
Series B, Insured: AGM
5.00%, due 9/1/29 (e)	15,000	17,655
Series B, Insured: AGM
5.00%, due 9/1/29 (e)	405,000	464,989
Series B, Insured: AGM
5.00%, due 9/1/30 (e)	25,000	29,426
Series B, Insured: AGM
5.00%, due 9/1/30 (e)	690,000	789,976
Series B, Insured: AGM
5.00%, due 9/1/31 (e)	15,000	17,655
Series B, Insured: AGM
5.00%, due 9/1/31 (e)	395,000	450,640
Series 2019A, Insured: AGM
5.00%, due 9/1/32	15,000	17,817
Series 2019A, Insured: AGM
5.00%, due 9/1/32	485,000	559,236
Series 2019A, Insured: AGM
5.00%, due 9/1/39	80,000	95,025
Series 2019A, Insured: AGM
5.00%, due 9/1/39	2,450,000	2,767,760
South San Francisco Public Facilities Financing Authority, Multiple Capital Projects at Orange Memorial Park, Revenue Bonds
Series A
5.00%, due 6/1/40	1,150,000	1,295,618
Series A
5.25%, due 6/1/46	1,000,000	1,137,178
Stockton Public Financing Authority, Water Revenue, Green Bonds, Revenue Bonds
Series A, Insured: BAM
4.00%, due 10/1/37	2,500,000	2,590,957
Series A, Insured: BAM
5.00%, due 10/1/32	1,275,000	1,451,038
Series A, Insured: BAM
5.00%, due 10/1/34	1,500,000	1,688,595
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series D
5.00%, due 11/15/27	1,000,000	1,074,653
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp., Revenue Bonds, Senior Lien
4.00%, due 6/1/49	805,000	826,215
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds
Series A
5.00%, due 6/1/48	2,400,000	2,507,605

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29 (b)	$ 1,500,000	$ 1,480,757
Series A
5.00%, due 10/1/32	1,250,000	1,216,680
		240,718,664
Transportation 11.1%
Alameda Corridor Transportation Authority, Revenue Bonds
Series C, Insured: AGM
5.00%, due 10/1/52	3,500,000	3,823,996
Antonio B Won Pat International Airport Authority, Revenue Bonds (e)
Series C, Insured: AGM
6.00%, due 10/1/34	720,000	754,960
Series C, Insured: AGM
6.00%, due 10/1/34	280,000	291,667
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien (e)
Series A, Insured: AGM
3.25%, due 12/31/32	1,000,000	970,492
Series A
5.00%, due 6/30/31	3,100,000	3,332,316
City of Long Beach CA, Airport System, Revenue Bonds
Series A, Insured: AGM
5.00%, due 6/1/33	550,000	649,569
Series A, Insured: AGM
5.00%, due 6/1/34	410,000	480,061
Series B, Insured: AGM
5.00%, due 6/1/35	310,000	360,388
Series A, Insured: AGM
5.00%, due 6/1/36	800,000	927,658
Series A, Insured: AGM
5.00%, due 6/1/37	750,000	866,561
Series A, Insured: AGM
5.00%, due 6/1/38	750,000	863,624
Series A, Insured: AGM
5.00%, due 6/1/39	500,000	574,192
Series B, Insured: AGM
5.00%, due 6/1/40	750,000	858,894
City of Long Beach CA, Harbor, Revenue Bonds
Series A
5.00%, due 5/15/36	1,000,000	1,138,232
Series A
5.00%, due 5/15/37	1,000,000	1,135,139
Series A
5.00%, due 5/15/38	2,000,000	2,264,615
City of Los Angeles CA, Department of Airports, Revenue Bonds
Series D
3.00%, due 5/15/39 (e)	2,500,000	2,217,262

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
City of Los Angeles CA, Department of Airports, Revenue Bonds
Series D
4.00%, due 5/15/51 (e)	$ 4,500,000	$ 4,473,061
Series B
5.00%, due 5/15/25 (e)	710,000	764,202
Series D
5.00%, due 5/15/26 (e)	1,000,000	1,096,343
Series A
5.00%, due 5/15/29 (e)	3,125,000	3,561,122
Series A
5.00%, due 5/15/31 (e)	2,815,000	3,086,343
Series C
5.00%, due 5/15/31 (e)	1,000,000	1,159,174
5.00%, due 5/15/35	3,500,000	3,994,331
Series F
5.00%, due 5/15/37 (e)	875,000	962,004
Series A
5.00%, due 5/15/40	6,175,000	6,946,984
Series A
5.25%, due 5/15/48 (e)	1,375,000	1,491,265
City of Los Angeles CA, Department of Airports, Revenue Bonds, Senior Lien
Series A
5.00%, due 5/15/40 (e)	5,000,000	5,217,299
City of Palm Springs CA, Airport Passenger Facility Charge, Revenue Bonds
Insured: BAM
5.00%, due 6/1/31 (e)	1,130,000	1,188,499
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series C
4.00%, due 1/15/43	520,000	508,740
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/46	1,500,000	1,499,747
Series A
4.00%, due 1/15/46	6,750,000	6,748,931
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds (e)
Series A
5.00%, due 3/1/41	2,500,000	2,664,545
Series A
5.00%, due 3/1/47	4,390,000	4,646,554
Peninsula Corridor Joint Powers Board, Farebox, Revenue Bonds
Series A
5.00%, due 10/1/32	500,000	578,896
Series A
5.00%, due 10/1/33	500,000	576,400
Series A
5.00%, due 10/1/34	500,000	574,552
Series A
5.00%, due 10/1/35	350,000	401,301

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Peninsula Corridor Joint Powers Board, Farebox, Revenue Bonds
Series A
5.00%, due 10/1/44	$ 4,035,000	$ 4,332,394
Port of Oakland, Revenue Bonds
Series D
5.00%, due 11/1/28 (e)	2,250,000	2,523,295
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Series D, Insured: AGM
5.00%, due 7/1/32	1,205,000	1,213,292
Series G, Insured: AGC-ICC
5.00%, due 7/1/42	40,000	40,275
Insured: AMBAC
5.50%, due 7/1/26	460,000	471,216
Riverside County Transportation Commission, Revenue Bonds, Senior Lien
Series B-1, Insured: BAM
3.00%, due 6/1/49	5,000,000	4,301,032
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series
Series H
5.00%, due 5/1/27 (e)	7,000,000	7,766,695
Series D
5.00%, due 5/1/30	2,595,000	2,996,026
Series D
5.00%, due 5/1/31	2,200,000	2,520,623
Series D
5.00%, due 5/1/48 (e)	3,460,000	3,706,273
Series D
5.25%, due 5/1/48 (e)	4,100,000	4,444,577
San Francisco Municipal Transportation Agency, Green Bond, Revenue Bonds
Series C
5.00%, due 3/1/51	1,170,000	1,318,941
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	4,000,000	4,148,920
Series B
5.25%, due 1/15/49	500,000	517,302
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/50	3,948,000	3,907,004
		117,857,784
Utilities 1.4%
City of Riverside CA, Electric, Revenue Bonds
Series A
5.00%, due 10/1/31	750,000	868,478
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/33	1,000,000	1,075,435

	Principal Amount	Value
Long-Term Municipal Bonds
Utilities
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/34	$ 1,000,000	$ 1,005,550
Series A
5.00%, due 10/1/40	1,000,000	1,062,423
Los Angeles Department of Water & Power Water System, Revenue Bonds
5.00%, due 7/1/39	2,860,000	3,293,704
Northern California Power Agency, Hydroelectric Project No.1, Revenue Bonds
Series A
5.00%, due 7/1/31	3,000,000	3,640,942
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGC
4.25%, due 7/1/27	460,000	460,089
Series UU, Insured: AGM
5.00%, due 7/1/24	225,000	229,002
Series XX
5.25%, due 7/1/40 (f)(g)	1,000,000	820,000
San Francisco City & County Public Utilities Commission Power, Green Bonds, Revenue Bonds
Series A
4.00%, due 11/1/45	1,920,000	1,963,119
		14,418,742
Water & Sewer 7.8%
City of Clovis CA, Wastewater, Revenue Bonds
Insured: AGM
5.25%, due 8/1/29	500,000	548,101
City of Culver City CA, Wastewater Facilities, Revenue Bonds
Series A
4.00%, due 9/1/44	1,690,000	1,720,302
City of Los Angeles CA, Revenue Bonds
Series C
5.00%, due 6/1/28	2,000,000	2,332,649
City of Oxnard CA, Wastewater, Revenue Bonds
Insured: BAM
4.00%, due 6/1/32	1,920,000	2,065,805
Insured: BAM
4.00%, due 6/1/34	2,080,000	2,203,348
Insured: BAM
5.00%, due 6/1/30	1,340,000	1,533,669
City of Oxnard CA, Water System, Revenue Bonds
Insured: BAM
5.00%, due 6/1/35	1,125,000	1,264,889
City of Pasadena CA, Water, Revenue Bonds
Series A
5.00%, due 6/1/38	1,480,000	1,715,159
City of San Francisco CA, Public Utilities Commission Water, Green Bond, Revenue Bonds
Series A
5.00%, due 11/1/45	4,240,000	4,844,684

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
City of Vernon CA, Water System, Revenue Bonds
Series A, Insured: AGM
3.375%, due 8/1/40	$ 650,000	$ 615,604
Series A, Insured: AGM
3.50%, due 8/1/45	725,000	674,085
Series A, Insured: AGM
5.00%, due 8/1/30	985,000	1,139,443
Series A, Insured: AGM
5.00%, due 8/1/35	1,000,000	1,133,097
Colton Utility Authority, Revenue Bonds
Insured: AGM
4.00%, due 3/1/47	2,500,000	2,514,947
Contra Costa Water District, Revenue Bonds
Series V
5.00%, due 10/1/49	3,500,000	3,943,528
East Bay Municipal Utility District Water System, Green Bonds, Revenue Bonds
Series A
5.00%, due 6/1/37	3,000,000	3,595,328
Series A
5.00%, due 6/1/38	1,800,000	2,141,287
Eastern Municipal Water District, Water & Wastewater, Revenue Bonds
Series A
5.00%, due 7/1/45	2,850,000	3,070,752
Eastern Municipal Water District Financing Authority, Water & Wastewater, Revenue Bonds
Series A
4.00%, due 7/1/37	1,700,000	1,800,614
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 1/1/46	6,290,000	6,589,663
Series A
5.00%, due 1/1/50	2,500,000	2,667,553
Los Angeles Department of Water & Power System, Revenue Bonds
Series A
5.00%, due 7/1/35	1,500,000	1,658,775
Los Angeles Department of Water & Power Water System, Revenue Bonds
Series A
5.00%, due 7/1/47	1,250,000	1,424,562
Moulton-Niguel Water District, Revenue Bonds
5.00%, due 9/1/39	3,685,000	4,198,499
Oxnard Financing Authority, Waste Water, Revenue Bonds
Insured: AGM
5.00%, due 6/1/34	1,000,000	1,053,269
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
5.00%, due 7/1/33 (b)	8,000,000	8,359,487
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (b)
Series 2020A
5.00%, due 7/1/30	1,330,000	1,400,171

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (b)
Series A
5.00%, due 7/1/33	$ 900,000	$ 940,442
Series A
5.00%, due 7/1/37	450,000	466,689
Series A
5.00%, due 7/1/37	800,000	832,327
Rancho Water District Financing Authority, Revenue Bonds
Series A
4.00%, due 8/1/37	2,750,000	2,905,211
San Joaquin Area Flood Control Agency, California Smith Canal Area Assessment, Special Assessment
Insured: AGM
3.00%, due 10/1/32	660,000	662,028
Insured: AGM
3.00%, due 10/1/34	700,000	690,995
Insured: AGM
3.25%, due 10/1/40	2,000,000	1,900,940
Insured: AGM
3.375%, due 10/1/45	1,250,000	1,176,793
Insured: AGM
3.375%, due 10/1/50	1,000,000	894,016
San Mateo Foster City Public Financing Authority, Clean Water Program, Revenue Bonds
5.00%, due 8/1/49	3,150,000	3,538,840
Santa Margarita-Dana Point Authority, Water District Improvement, Revenue Bonds
4.00%, due 8/1/36	2,025,000	2,112,694
Watereuse Finance Authority, Vallejo Sanitation And Flood Control District Refunding Program, Revenue Bonds
Series A
5.50%, due 5/1/36	500,000	529,184
West Sacramento Financing Authority, Water Capital Projects, Revenue Bonds
Insured: BAM
4.00%, due 10/1/39	300,000	306,107
		83,165,536
Total Long-Term Municipal Bonds (Cost $1,051,073,062)		1,035,450,674
Short-Term Municipal Notes 0.1%
General Obligation 0.1%
State of California, Unlimited General Obligation
Series A
1.82%, due 5/1/48 (h)	700,000	700,000
Total Short-Term Municipal Notes (Cost $700,000)		700,000
Total Municipal Bonds (Cost $1,051,773,062)		1,036,150,674

	Shares	Value
Short-Term Investment 1.9%
Unaffiliated Investment Company 1.9%
BlackRock Liquidity Funds MuniCash, 1.19% (i)	20,208,546	$ 20,214,391
Total Short-Term Investment (Cost $20,214,391)		20,214,391
Total Investments (Cost $1,071,987,453)	99.6%	1,056,365,065
Other Assets, Less Liabilities	0.4	4,727,937
Net Assets	100.0%	$ 1,061,093,002

†	Percentages indicated are based on Fund net assets.
(a)	Step coupon—Rate shown was the rate in effect as of July 31, 2022.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Delayed delivery security.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2022.
(e)	Interest on these securities was subject to alternative minimum tax.
(f)	Issue in default.
(g)	Issue in non-accrual status.
(h)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(i)	Current yield as of July 31, 2022.
Futures Contracts
As of July 31, 2022, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Notes	(325)	September 2022	$ (39,032,260)	$ (39,370,703)	$ (338,443)
U.S. Treasury Long Bonds	(200)	September 2022	(28,190,155)	(28,800,000)	(609,845)
Net Unrealized Depreciation					$ (948,288)

1.	As of July 31, 2022, cash in the amount of $1,345,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2022.
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CHF—Collegiate Housing Foundation

CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
ICC—Insured Custody Certificates
NATL-RE—National Public Finance Guarantee Corp.
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,035,450,674	$ —	$ 1,035,450,674
Short-Term Municipal Notes	—	700,000	—	700,000
Total Municipal Bonds	—	1,036,150,674	—	1,036,150,674
Short-Term Investment
Unaffiliated Investment Company	20,214,391	—	—	20,214,391
Total Investments in Securities	$ 20,214,391	$ 1,036,150,674	$ —	$ 1,056,365,065
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (948,288)	$ —	$ —	$ (948,288)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay WMC Growth Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 95.2%
Aerospace & Defense 2.2%
Airbus SE, ADR	157,687	$ 4,237,050
General Dynamics Corp.	25,002	5,667,203
Northrop Grumman Corp.	13,682	6,552,310
		16,456,563
Automobiles 2.0%
Tesla, Inc.(a)	16,516	14,723,188
Beverages 2.1%
Constellation Brands, Inc., Class A	63,409	15,618,271
Capital Markets 3.4%
Blackstone, Inc.	78,673	8,030,153
Charles Schwab Corp. (The)	54,856	3,787,807
S&P Global, Inc.	35,891	13,528,394
		25,346,354
Consumer Finance 1.3%
American Express Co.	64,943	10,002,521
Energy Equipment & Services 1.1%
Schlumberger NV	226,667	8,393,479
Equity Real Estate Investment Trusts 1.5%
American Tower Corp.	26,256	7,110,913
Equinix, Inc.	5,345	3,761,490
		10,872,403
Health Care Equipment & Supplies 4.4%
ABIOMED, Inc.(a)	34,585	10,133,751
Align Technology, Inc.(a)	16,890	4,745,583
Boston Scientific Corp.(a)	295,661	12,136,884
Stryker Corp.	26,254	5,638,047
		32,654,265
Health Care Providers & Services 3.6%
Elevance Health, Inc.	11,198	5,342,566
UnitedHealth Group, Inc.	40,074	21,733,733
		27,076,299
Hotels, Restaurants & Leisure 2.2%
Airbnb, Inc., Class A (a)	77,461	8,596,622
Hilton Worldwide Holdings, Inc.	59,936	7,676,003
		16,272,625
Insurance 1.6%
Marsh & McLennan Cos., Inc.	42,979	7,046,837

	Shares	Value
Common Stocks
Insurance
Progressive Corp. (The)	42,756	$ 4,919,505
		11,966,342
Interactive Media & Services 7.2%
Alphabet, Inc., Class C (a)	322,850	37,657,224
Match Group, Inc.(a)	49,231	3,609,125
Meta Platforms, Inc., Class A (a)	19,515	3,104,837
ZoomInfo Technologies, Inc., Class A (a)	243,850	9,239,476
		53,610,662
Internet & Direct Marketing Retail 5.6%
Amazon.com, Inc.(a)	259,977	35,083,896
Etsy, Inc.(a)	62,995	6,533,841
		41,617,737
IT Services 14.8%
Block, Inc., Class A (a)	98,147	7,465,061
Fidelity National Information Services, Inc.	147,747	15,093,834
FleetCor Technologies, Inc.(a)	61,814	13,604,643
Global Payments, Inc.	117,705	14,397,676
Mastercard, Inc., Class A	99,603	35,238,545
MongoDB, Inc.(a)	11,906	3,720,268
Okta, Inc.(a)	41,725	4,107,826
Snowflake, Inc., Class A (a)	21,979	3,294,872
Visa, Inc., Class A	64,683	13,719,911
		110,642,636
Life Sciences Tools & Services 2.4%
Agilent Technologies, Inc.	58,610	7,859,601
Illumina, Inc.(a)	27,134	5,879,395
Mettler-Toledo International, Inc.(a)	3,235	4,366,377
		18,105,373
Machinery 0.3%
IDEX Corp.	10,320	2,154,300
Pharmaceuticals 0.9%
Zoetis, Inc.	37,736	6,888,707
Professional Services 2.6%
Equifax, Inc.	33,566	7,012,273
TransUnion	160,521	12,718,079
		19,730,352
Road & Rail 0.6%
Uber Technologies, Inc.(a)	185,467	4,349,201

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment 6.0%
Advanced Micro Devices, Inc.(a)	85,264	$ 8,054,890
ASML Holding NV (Registered)	7,379	4,238,793
Marvell Technology, Inc.	125,357	6,979,878
Microchip Technology, Inc.	112,637	7,756,184
Monolithic Power Systems, Inc.	7,648	3,554,178
NVIDIA Corp.	78,249	14,212,366
		44,796,289
Software 18.0%
Adobe, Inc.(a)	16,617	6,814,964
Autodesk, Inc.(a)	47,858	10,352,643
Avalara, Inc.(a)	72,077	6,300,971
Ceridian HCM Holding, Inc.(a)	99,170	5,431,541
Intuit, Inc.	15,196	6,931,959
Microsoft Corp.	266,430	74,797,558
nCino, Inc.(a)	108,540	3,504,757
salesforce, Inc.(a)	84,743	15,594,407
ServiceNow, Inc.(a)	9,165	4,093,639
		133,822,439
Technology Hardware, Storage & Peripherals 9.2%
Apple, Inc.	421,077	68,429,223
Textiles, Apparel & Luxury Goods 2.2%
Lululemon Athletica, Inc.(a)	27,349	8,492,138
NIKE, Inc., Class B	69,268	7,960,278
		16,452,416
Total Common Stocks (Cost $581,924,372)		709,981,645
Short-Term Investment 4.5%
Affiliated Investment Company 4.5%
MainStay U.S. Government Liquidity Fund, 1.544% (b)	33,370,347	33,370,347
Total Short-Term Investment (Cost $33,370,347)		33,370,347
Total Investments (Cost $615,294,719)	99.7%	743,351,992
Other Assets, Less Liabilities	0.3	2,058,579
Net Assets	100.0%	$ 745,410,571

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Current yield as of July 31, 2022.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 4,342	$ 189,938	$ (160,910)	$ —	$ —	$ 33,370	$ 48	$ —	33,370
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 709,981,645	$ —	$ —	$ 709,981,645
Short-Term Investment
Affiliated Investment Company	33,370,347	—	—	33,370,347
Total Investments in Securities	$ 743,351,992	$ —	$ —	$ 743,351,992

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay High Yield Municipal Bond Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Principal Amount	Value
Municipal Bonds 96.4%
Long-Term Municipal Bonds 94.5%
Alabama 0.8%
Alabama Special Care Facilities Financing Authority-Birmingham AL, Methodist Home for the Aging, Revenue Bonds
5.75%, due 6/1/45	$ 1,250,000	$ 1,221,933
County of Jefferson AL, Sewer, Revenue Bonds, Senior Lien
Series A, Insured: AGM
5.50%, due 10/1/53	11,710,000	12,337,872
County of Jefferson AL, Sewer, Revenue Bonds, Sub. Lien
Series D
6.00%, due 10/1/42	2,500,000	2,724,469
Homewood Educational Building Authority, Samford University Project, Revenue Bonds
Series A
4.00%, due 12/1/33	400,000	414,301
Series A
4.00%, due 12/1/35	1,000,000	1,020,489
Series A
4.00%, due 12/1/36	615,000	624,264
Series A
4.00%, due 12/1/37	650,000	656,607
Series A
4.00%, due 12/1/39	1,760,000	1,763,694
Series A
4.00%, due 12/1/41	2,750,000	2,737,350
Montgomery Educational Building Authority, Faulkner University, Revenue Bonds
Series A
5.00%, due 10/1/43	4,830,000	4,921,318
Prichard Water Works & Sewer Board, Revenue Bonds
4.00%, due 11/1/49	6,000,000	4,431,790
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds (a)
Series A
4.50%, due 5/1/32	6,925,723	6,482,566
Series A
5.25%, due 5/1/44	43,390,000	41,228,657
		80,565,310
Alaska 0.2%
Alaska Industrial Development & Export Authority, Tanana Chiefs Conference Project, Revenue Bonds
Series A
4.00%, due 10/1/44	15,640,000	15,413,001
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds
Series A
5.00%, due 6/1/40	1,795,000	1,819,111
Series A
5.00%, due 6/1/50	3,485,000	3,483,195
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series A, Class 1
4.00%, due 6/1/50	2,255,000	2,142,203
		22,857,510

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona 1.5%
Arizona Industrial Development Authority, GreatHearts Arizona Project, Revenue Bonds
Series A, Insured: SD CRED PROG
3.00%, due 7/1/46	$ 4,315,000	$ 3,606,939
Series A, Insured: SD CRED PROG
3.00%, due 7/1/52	9,625,000	7,642,694
Arizona Industrial Development Authority, Provident Group, NCCU Properties LLC, Central University Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 6/1/44	2,500,000	2,523,946
Series A, Insured: BAM
5.00%, due 6/1/58	5,500,000	5,966,469
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC, Revenue Bonds
Series A
4.00%, due 11/1/45	5,545,000	5,300,230
Series A
4.00%, due 11/1/46	1,000,000	952,016
Series A
4.00%, due 11/1/51	5,955,000	5,588,145
Arizona Industrial Development Authority, University of Indianapolis, Health Pavilion Project, Revenue Bonds
Series A
4.00%, due 10/1/49	1,000,000	943,120
Series A
5.00%, due 10/1/45	1,875,000	1,978,509
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series A
4.00%, due 11/1/50	4,315,000	4,061,835
Arizona Industrial Development Authority, Macombs Facility Project, Revenue Bonds
Series A
4.00%, due 7/1/61	6,250,000	5,221,631
Arizona Industrial Development Authority, Jerome Facility Project, Revenue Bonds
Series B
4.00%, due 7/1/61	1,000,000	835,461
Arizona Industrial Development Authority, Idaho State Tax Commission, Linder Village Project, Revenue Bonds
5.00%, due 6/1/31 (a)	4,000,000	4,160,382
Arizona Industrial Development Authority, Arizona Agribusiness and Equine Center, Inc., Revenue Bonds (a)
Series B
5.00%, due 3/1/37	3,280,000	3,334,259
Series B
5.00%, due 3/1/42	3,435,000	3,471,682
Arizona Industrial Development Authority, Mater Academy of Nevada, Bonanza Campus Project, Revenue Bonds
Series A
5.00%, due 12/15/50 (a)	1,500,000	1,526,919
Arizona Industrial Development Authority, Provident Group, Eastern Michigan University Parking Project, Revenue Bonds
5.00%, due 5/1/51	1,000,000	834,397
Arizona Industrial Development Authority, Basis Schools Project, Revenue Bonds
Series A
5.375%, due 7/1/50 (a)	1,500,000	1,528,770
Arizona Industrial Development Authority, American Charter Schools Foundation, Revenue Bonds (a)
6.00%, due 7/1/37	3,035,000	3,252,895

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Arizona Industrial Development Authority, American Charter Schools Foundation, Revenue Bonds (a)
6.00%, due 7/1/47	$ 6,685,000	$ 7,087,221
City of Phoenix AZ, Basis Schools Project, Revenue Bonds (a)
Series A
5.00%, due 7/1/35	1,700,000	1,721,052
Series A
5.00%, due 7/1/45	1,000,000	1,005,877
Series A
5.00%, due 7/1/46	3,870,000	3,891,697
City of Phoenix AZ, Downtown Phoenix Student Housing LLC, Revenue Bonds
Series A
5.00%, due 7/1/37	1,000,000	1,031,432
Series A
5.00%, due 7/1/59	2,200,000	2,230,706
City of Phoenix AZ, Villa Montessori, Inc. Project, Revenue Bonds
5.00%, due 7/1/45	2,150,000	2,202,449
City of Phoenix AZ, Espiritu Community Development Corp., Revenue Bonds
Series A
6.25%, due 7/1/36	845,000	844,921
Florence Town, Inc. Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds
6.00%, due 7/1/43 (a)	2,450,000	2,545,957
Glendale Industrial Development Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.125%, due 7/1/33 (b)	2,000,000	1,678,212
Glendale Industrial Development Authority, People of Faith, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 5/15/56	8,250,000	8,250,270
Industrial Development Authority of the County of Pima (The), American Leadership Academy, Inc., Revenue Bonds (a)
4.00%, due 6/15/41	3,500,000	3,118,028
4.00%, due 6/15/51	6,000,000	5,057,126
4.00%, due 6/15/57	500,000	408,233
Industrial Development Authority of the County of Pima (The), Charter Schools Project, Revenue Bonds
Series Q
5.375%, due 7/1/31	1,155,000	1,159,075
Industrial Development Authority of the County of Pima (The), American Leadership AC, Revenue Bonds
5.625%, due 6/15/45 (a)	3,735,000	3,834,571
Maricopa County Industrial Development Authority, Commercial Metals Co., Revenue Bonds
4.00%, due 10/15/47 (a)(b)	3,000,000	2,792,222
Maricopa County Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds
Series A
4.00%, due 7/1/51 (a)	1,750,000	1,500,562
Maricopa County Industrial Development Authority, Horizon Community Learning Center, Revenue Bonds
5.00%, due 7/1/35	3,000,000	3,041,536
Maricopa County Pollution Control Corp., El Paso Electric Co. Project, Revenue Bonds
Series A
3.60%, due 2/1/40	14,000,000	13,013,790
Series B
3.60%, due 4/1/40	8,750,000	8,129,279

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Pinal County Industrial Development Authority, WOF SW GGP 1 LLC, Revenue Bonds (b)
Series A
5.50%, due 10/1/33 (a)	$ 7,673,000	$ 7,086,979
Series B
5.50%, due 10/1/33	2,000,000	1,847,251
		146,208,745
Arkansas 0.9%
Arkansas Development Finance Authority, Washington Regional Medical Center, Revenue Bonds
4.00%, due 2/1/42	6,475,000	6,320,297
Series C
5.00%, due 2/1/33	1,425,000	1,473,339
Series C
5.00%, due 2/1/35	1,170,000	1,206,555
Arkansas Development Finance Authority, Baptist Health, Revenue Bonds
4.00%, due 12/1/44	650,000	648,206
Arkansas Development Finance Authority, Big River Steel Project, Revenue Bonds
4.50%, due 9/1/49 (a)(b)	28,000,000	27,355,490
Arkansas Development Finance Authority, Big River Steel Project, Green Bond, Revenue Bonds
Series A
4.75%, due 9/1/49 (a)(b)	45,400,000	45,688,867
		82,692,754
California 8.8%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/35	3,440,000	2,177,916
Bassett Unified School District, Capital Appreciation, Election 2004, Unlimited General Obligation
Series C, Insured: NATL-RE
(zero coupon), due 8/1/41	2,050,000	968,894
Series C, Insured: NATL-RE
(zero coupon), due 8/1/42	2,000,000	900,499
California Community Housing Agency, Fountains at Emerald, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (a)	2,500,000	1,896,507
California Community Housing Agency, Summit at Sausalito Apartments, Revenue Bonds
Series A-1
3.00%, due 2/1/57 (a)	5,000,000	3,785,305
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien
Series A1
4.00%, due 2/1/56 (a)	25,000,000	23,380,742
California Community Housing Agency, Annadel Apartments, Revenue Bonds
Series A
5.00%, due 4/1/49 (a)	12,150,000	11,598,516
California Community Housing Agency, Verdant at Green Valley Apartments, Revenue Bonds
Series A
5.00%, due 8/1/49 (a)	5,000,000	4,841,688

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Community Housing Agency, Essential Housing, Serenity at Larkspur Apartments, Revenue Bonds
Series A
5.00%, due 2/1/50 (a)	$ 5,045,000	$ 4,885,206
California Community Housing Agency, Essential Housing Arbors Apartments, Revenue Bonds
Series A
5.00%, due 8/1/50 (a)	7,250,000	6,965,123
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A
4.00%, due 4/1/49	7,965,000	7,812,109
California Infrastructure and Economic Development Bank, Equitable School Revolving Fund LLC, Revenue Bonds
Series B
4.00%, due 11/1/46	1,700,000	1,650,792
Series B
4.00%, due 11/1/51	1,750,000	1,675,626
Series B
4.00%, due 11/1/56	1,000,000	950,197
California Infrastructure and Economic Development Bank, Wonderful Foundations Charter School Portfolio Project, Revenue Bonds
Series A-1
5.00%, due 1/1/55 (a)	3,325,000	3,206,055
California Municipal Finance Authority, Orchard Park Student Housing Project, Revenue Bonds
Insured: BAM
3.00%, due 5/15/54	4,400,000	3,499,044
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien
Series A, Insured: AGM
3.25%, due 12/31/32 (b)	5,965,000	5,788,983
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (b)	20,775,000	20,812,195
California Municipal Finance Authority, HumanGood California, Revenue Bonds
4.00%, due 10/1/46	2,000,000	1,966,129
California Municipal Finance Authority, William Jessup University, Revenue Bonds (a)
5.00%, due 8/1/28	1,000,000	1,041,601
5.00%, due 8/1/48	2,675,000	2,632,922
California Municipal Finance Authority, LINX APM Project, Revenue Bonds, Senior Lien (b)
Series A
5.00%, due 12/31/43	30,745,000	32,071,690
Series B
5.00%, due 6/1/48	3,000,000	3,110,840
California Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects (The), Revenue Bonds
Series A
5.00%, due 7/1/46 (a)	2,665,000	2,678,040
California Municipal Finance Authority, Northbay Healthcare Group, Revenue Bonds
Series A
5.00%, due 11/1/47	5,265,000	5,372,767
California Municipal Finance Authority, LAX Integrated Express Solutions LLC, Revenue Bonds, Senior Lien
5.00%, due 12/31/47 (b)	4,255,000	4,416,997
California Municipal Finance Authority, CHF-Davis I LLC, West Village Student Housing Project, Revenue Bonds
5.00%, due 5/15/48	19,500,000	20,211,032

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Municipal Finance Authority, CHF-Davis I LLC, West Village Student Housing Project, Revenue Bonds
5.00%, due 5/15/51	$ 19,500,000	$ 20,178,481
California Municipal Finance Authority, Healthright 360, Revenue Bonds
Series A
5.00%, due 11/1/49 (a)	2,000,000	2,024,215
California Municipal Finance Authority, Partnerships to Uplift Community Project, Revenue Bonds
Series A
5.30%, due 8/1/47	1,525,000	1,524,911
California Municipal Finance Authority, Baptist University, Revenue Bonds (a)
Series A
5.375%, due 11/1/40	3,000,000	3,156,939
Series A
5.50%, due 11/1/45	5,750,000	6,047,404
California Public Finance Authority, Enso Village Project, Revenue Bonds (a)
Series B-2
2.375%, due 11/15/28	1,500,000	1,410,346
Series A
5.00%, due 11/15/51	725,000	712,898
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue Bonds
Series A
6.25%, due 7/1/54 (a)	5,515,000	6,020,688
California Public Finance Authority, California University of Science & Medicine, Revenue Bonds
7.50%, due 7/1/36 (a)	9,500,000	9,873,135
California School Finance Authority, Sonoma County Junior College District Project, Revenue Bonds
Series A
2.75%, due 11/1/60 (a)	9,700,000	5,580,187
California School Finance Authority, Granada Hills Charter High School Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/48 (a)	675,000	593,914
California School Finance Authority, Vista Charter Public Schools, Revenue Bonds
Series A
4.00%, due 6/1/61 (a)	4,750,000	3,822,894
California School Finance Authority, High Tech High Learning Project, Revenue Bonds
Series A
5.00%, due 7/1/49 (a)	3,000,000	3,019,339
California School Finance Authority, Aspire Public Schools Obligated Group, Revenue Bonds
Series A
5.00%, due 8/1/50 (a)	1,800,000	1,880,203
California School Finance Authority, Teach Public Schools Obligated Group, Revenue Bonds
Series A
5.00%, due 6/1/58 (a)	2,000,000	2,001,227
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series 2021 A
4.00%, due 9/2/41	2,000,000	1,877,662
California Statewide Communities Development Authority, Methodist Hospital of Southern California, Revenue Bonds
4.375%, due 1/1/48	2,185,000	2,119,285
5.00%, due 1/1/43	7,250,000	7,661,659

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds (a)
Series A
5.00%, due 6/1/36	$ 2,250,000	$ 2,325,823
Series A
5.00%, due 6/1/46	2,000,000	2,043,881
California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds
Series A
5.00%, due 12/1/41 (a)	1,700,000	1,716,146
Series A
5.00%, due 12/1/46 (a)	4,245,000	4,262,179
Series A
5.25%, due 12/1/56 (a)	19,500,000	19,715,311
Series A
5.50%, due 12/1/54	3,800,000	3,884,780
Series A
5.50%, due 12/1/58 (a)	23,675,000	24,291,904
California Statewide Communities Development Authority, Redlands Community Hospital, Revenue Bonds
5.00%, due 10/1/46	1,560,000	1,639,307
California Statewide Communities Development Authority, Irvine Campus Apartments, Revenue Bonds
5.00%, due 5/15/50	2,000,000	2,066,843
California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
5.625%, due 11/1/33	680,000	697,395
5.875%, due 11/1/43	435,000	446,132
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
Series A
6.375%, due 11/1/43 (a)	3,235,000	3,346,115
California Statewide Financing Authority, Tobacco Settlement Asset-Backed, Revenue Bonds
Series C
(zero coupon), due 6/1/55 (a)	125,700,000	8,547,952
Cathedral City Public Financing Authority, Capital Appreciation, Tax Allocation
Series A, Insured: NATL-RE
(zero coupon), due 8/1/23	925,000	908,860
Series A, Insured: NATL-RE
(zero coupon), due 8/1/26	1,085,000	984,796
City of Los Angeles CA, Department of Airports, Revenue Bonds, Senior Lien (b)
Series C
4.00%, due 5/15/50	2,845,000	2,848,073
Series C
5.00%, due 5/15/45	14,500,000	15,823,846
City of Los Angeles CA, Department of Airports, Revenue Bonds (b)
Series A
5.00%, due 5/15/45	4,110,000	4,537,324
Series C
5.00%, due 5/15/45	3,800,000	4,195,093
Series D
5.00%, due 5/15/46	4,800,000	5,266,211
City of South San Francisco CA, Community Facilities District No. 2021-01, Special Tax
5.00%, due 9/1/52	1,500,000	1,596,719

	Principal Amount	Value
Long-Term Municipal Bonds
California
CMFA Special Finance Agency, Latitude33, Revenue Bonds
Series A-1
3.00%, due 12/1/56 (a)	$ 4,500,000	$ 3,155,152
CMFA Special Finance Agency XII, Allure Apartments, Revenue Bonds, Senior Lien
Series A-1
3.25%, due 2/1/57 (a)	1,500,000	1,151,454
CSCDA Community Improvement Authority, Pasadena Portfolio, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 12/1/56 (a)	2,750,000	2,083,224
CSCDA Community Improvement Authority, Jefferson Platinum Triangle Apartments, Revenue Bonds
Series A-2
3.125%, due 8/1/56 (a)	11,350,000	8,640,972
CSCDA Community Improvement Authority, Oceanaire Long Beach, Revenue Bonds
Series A
4.00%, due 9/1/56 (a)	16,200,000	13,845,905
CSCDA Community Improvement Authority, Altana Glendale, Revenue Bonds
Series A
4.00%, due 10/1/56 (a)	9,200,000	7,714,699
CSCDA Community Improvement Authority, Escondido Portfolio, Revenue Bonds, Senior Lien
Series A-2
4.00%, due 6/1/58 (a)	4,750,000	4,110,026
CSCDA Community Improvement Authority, Renaissance at City Center, Revenue Bonds
Series A
5.00%, due 7/1/51 (a)	10,700,000	10,475,261
Fontana Unified School District, Unlimited General Obligation
Series C
(zero coupon), due 8/1/39	17,650,000	6,811,368
Series C
(zero coupon), due 8/1/43	15,750,000	4,789,244
Series C
(zero coupon), due 8/1/44	8,000,000	2,298,564
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series B-2
3.50%, due 1/15/53	13,415,000	11,961,815
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series C
4.00%, due 1/15/43	20,698,000	20,249,791
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/46	52,214,000	52,205,734
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	1,272,720,000	162,600,925
Golden State Tobacco Securitization Corp., Revenue Bonds
Series B-1
3.85%, due 6/1/50	1,500,000	1,387,196

	Principal Amount	Value
Long-Term Municipal Bonds
California
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/61 (a)	$ 52,100,000	$ 52,436,154
Independent Cities Finance Authority, Sales Tax, Revenue Bonds
Insured: AGM
4.00%, due 6/1/51 (a)	1,250,000	1,262,687
Inland Empire Tobacco Securitization Corp., Revenue Bonds
Series D
(zero coupon), due 6/1/57	268,950,000	17,756,832
Riverside County Transportation Commission, Revenue Bonds, Senior Lien
Series A
5.75%, due 6/1/48	1,480,000	1,532,707
Rohnerville School District, Election 2010, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 8/1/42	1,000,000	446,705
Series B, Insured: AGM
(zero coupon), due 8/1/47	1,000,000	352,328
San Diego County Regional Airport Authority, Revenue Bonds (b)
Series B, Insured: AGM-CR
4.00%, due 7/1/51	25,645,000	25,276,133
Series B
4.00%, due 7/1/56	1,605,000	1,550,546
San Francisco City & County Redevelopment Agency, Community Facilities District No. 6 Bay Public, Special Tax
Series C
(zero coupon), due 8/1/37	5,015,000	2,126,785
Series C
(zero coupon), due 8/1/38	2,000,000	793,461
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/50	7,300,000	7,224,197
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	16,100,000	16,699,401
Series B
5.25%, due 1/15/49	4,220,000	4,366,033
Santa Ana Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AGC
(zero coupon), due 8/1/47	24,500,000	7,710,716
Sierra Kings Health Care District, Unlimited General Obligation
5.00%, due 8/1/37	2,465,000	2,608,290
Stockton Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series D, Insured: AGM
(zero coupon), due 8/1/42	8,780,000	3,960,949
Sutter Union High School District, Election 2008, Unlimited General Obligation
Series B
(zero coupon), due 6/1/50	16,260,000	2,522,555

	Principal Amount	Value
Long-Term Municipal Bonds
California
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/54	$ 18,700,000	$ 3,414,927
West Contra Costa Healthcare District, Special Tax
3.00%, due 7/1/42	5,670,000	4,851,608
Westminster School District, Election 2008, Unlimited General Obligation
Series B, Insured: BAM
(zero coupon), due 8/1/53	20,000,000	2,387,592
		843,709,428
Colorado 2.6%
3rd and Havana Metropolitan District, Tax Supported, Limited General Obligation
Series A
5.25%, due 12/1/49	2,250,000	2,205,900
Allison Valley Metropolitan District No. 2, Limited General Obligation
4.70%, due 12/1/47	2,500,000	2,243,876
Arista Metropolitan District, Limited General Obligation
Series A
5.125%, due 12/1/48	3,500,000	3,503,109
Arkansas River Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/43	14,275,000	14,929,664
Broadway Park North Metropolitan District No. 2, Limited General Obligation (a)
5.00%, due 12/1/40	1,000,000	1,006,401
5.00%, due 12/1/49	1,000,000	994,030
Broadway Station Metropolitan District No. 2, Limited General Obligation
Series A
5.125%, due 12/1/48	3,000,000	2,994,273
Central Platte Valley Metropolitan District, Unlimited General Obligation
Series A
5.375%, due 12/1/33	1,500,000	1,571,256
Citadel on Colfax Business Improvement District, Revenue Bonds
Series A
5.35%, due 12/1/50	1,000,000	960,500
City & County of Denver CO, United Airlines, Inc., Project, Revenue Bonds
5.00%, due 10/1/32 (b)	6,800,000	6,856,317
City of Fruita CO, Canyons Hospital & Medical Center Project, Revenue Bonds
Series A
5.50%, due 1/1/48 (a)	9,750,000	9,876,015
Colorado Educational & Cultural Facilities Authority, Northeast Campus Project, Revenue Bonds
Insured: Moral Obligation State Intercept
3.00%, due 8/1/51	3,420,000	2,595,932
Colorado Educational & Cultural Facilities Authority, New Summit Academy, Revenue Bonds
Series A
4.00%, due 7/1/41 (a)	1,850,000	1,637,781

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Colorado Educational & Cultural Facilities Authority, New Vision Charter School, Revenue Bonds
Series A, Insured: Moral Obligation
4.00%, due 6/1/42	$ 2,635,000	$ 2,664,744
Series A, Insured: Moral Obligation
4.00%, due 6/1/52	4,750,000	4,694,196
Series A, Insured: Moral Obligation
4.00%, due 6/1/56	6,305,000	6,113,420
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series A
3.00%, due 11/15/51	17,750,000	14,535,438
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A-2
3.25%, due 8/1/49	11,750,000	9,208,165
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-2
4.00%, due 8/1/49	21,355,000	20,739,715
Colorado Health Facilities Authority, Covenant Living Communities and Services Obligated Group, Revenue Bonds
Series A
5.00%, due 12/1/35	3,500,000	3,591,851
Series A
5.00%, due 12/1/48	7,250,000	7,562,447
Colorado Health Facilities Authority, Mental Health Center of Denver Project, Revenue Bonds
Series A
5.75%, due 2/1/44	4,175,000	4,280,245
Copper Ridge Metropolitan District, Revenue Bonds
5.00%, due 12/1/39	4,250,000	4,174,422
Denver Health & Hospital Authority, 550 Acoma, Inc., Certificate of Participation
5.00%, due 12/1/48	1,755,000	1,837,585
Denver Health & Hospital Authority, Revenue Bonds
Series A
5.25%, due 12/1/45	4,250,000	4,312,859
Dominion Water & Sanitation District, Revenue Bonds
5.75%, due 12/1/36	9,435,000	9,636,827
6.00%, due 12/1/46	965,000	985,861
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL-RE
(zero coupon), due 9/1/22	4,750,000	4,742,740
Series B, Insured: NATL-RE
(zero coupon), due 9/1/25	245,000	226,660
Series B, Insured: NATL-RE
(zero coupon), due 9/1/26	4,540,000	4,068,875
Series B, Insured: NATL-RE
(zero coupon), due 9/1/29	4,510,000	3,615,086
Series B, Insured: NATL-RE
(zero coupon), due 9/1/30	500,000	384,264
Series B, Insured: NATL-RE
(zero coupon), due 9/1/35	2,245,000	1,227,823

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL-RE
(zero coupon), due 9/1/37	$ 1,170,000	$ 575,638
Series B, Insured: NATL-RE
(zero coupon), due 9/1/39	515,000	227,575
Series A
(zero coupon), due 9/1/40	5,250,000	2,466,868
Series A
(zero coupon), due 9/1/41	3,925,000	1,748,148
Eagle County Airport Terminal Corp., Revenue Bonds
Series B
5.00%, due 5/1/33 (b)	2,435,000	2,549,215
Evan's Place Metropolitan District, Limited General Obligation
Series A(3)
5.00%, due 12/1/50	1,500,000	1,402,005
Great Western Metropolitan District, Limited General Obligation
4.75%, due 12/1/50	1,500,000	1,420,597
Green Valley Ranch East Metropolitan District No. 6, Limited General Obligation
Series A
5.875%, due 12/1/50	1,325,000	1,333,998
Jefferson Center Metropolitan District No. 1, Revenue Bonds
Series B
5.75%, due 12/15/50	4,615,000	4,650,201
Johnstown Plaza Metropolitan District, Limited General Obligation
4.25%, due 12/1/46	7,500,000	6,703,549
Jones District Community Authority Board, Revenue Bonds
(zero coupon), due 12/1/50 (c)	5,050,000	4,284,632
Karl's Farm Metropolitan District No. 2, Limited General Obligation
Series A
5.625%, due 12/1/50 (a)	1,485,000	1,474,536
Mayfield Metropolitan District, Limited General Obligation
Series A
5.75%, due 12/1/50	1,190,000	1,203,115
Mirabelle Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A
5.00%, due 12/1/49	1,250,000	1,203,072
Nine Mile Metropolitan District, Revenue Bonds
5.125%, due 12/1/40	1,505,000	1,523,153
North Range Metropolitan District No. 3, Limited General Obligation
Series 2020A-3
5.25%, due 12/1/50	2,000,000	1,982,367
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 12/1/39	3,805,000	3,942,875
Series A, Insured: AGM
4.00%, due 12/1/46	20,950,000	21,160,265

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Park Creek Metropolitan District, Senior Ltd., Property, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/1/45	$ 4,000,000	$ 4,280,810
Raindance Metropolitan District No. 1 Non-Potable Water System, Revenue Bonds
5.25%, due 12/1/50	1,500,000	1,440,551
Raindance Metropolitan District No. 2, Limited General Obligation
Series A
5.00%, due 12/1/49	2,500,000	2,437,989
Southglenn Metropolitan District, Special Revenue, Limited General Obligation
5.00%, due 12/1/46	2,100,000	2,096,921
Sterling Ranch Community Authority Board, Colorado Limited Tax Supported and Special Revenue Senior Bonds, Revenue Bonds
Series A
4.25%, due 12/1/50	1,250,000	1,093,303
Series A
5.00%, due 12/1/47	3,500,000	3,505,108
Village Metropolitan District (The), Special Revenue and Limited Property Tax, Limited General Obligation
5.00%, due 12/1/40	750,000	763,793
Village Metropolitan District (The), Limited General Obligation
5.00%, due 12/1/49	1,000,000	1,012,920
Villages at Castle Rock Metropolitan District No. 6, Limited General Obligation
Series A
4.125%, due 12/1/51 (a)	18,149,000	14,434,083
		250,895,564
Connecticut 0.5%
City of Hartford CT, Unlimited General Obligation
Series B, Insured: State Guaranteed
5.00%, due 4/1/26	60,000	61,253
Series B, Insured: State Guaranteed
5.00%, due 4/1/27	500,000	510,260
Series B, Insured: State Guaranteed
5.00%, due 4/1/30	640,000	651,560
Series B, Insured: State Guaranteed
5.00%, due 4/1/33	100,000	101,659
City of New Haven CT, Unlimited General Obligation
Series A
4.00%, due 8/1/41	2,925,000	2,984,326
City of West Haven CT, Unlimited General Obligation
4.00%, due 9/15/41	1,130,000	1,154,946
Connecticut State Health & Educational Facilities Authority, McLean Issue, Revenue Bonds (a)
Series B-1
3.25%, due 1/1/27	750,000	738,457
Series A
5.00%, due 1/1/30	500,000	524,302
Connecticut State Health & Educational Facilities Authority, University of Hartford (The), Revenue Bonds
Series N
4.00%, due 7/1/39	5,600,000	5,069,168

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
Connecticut State Health & Educational Facilities Authority, University of Hartford (The), Revenue Bonds
Series N
4.00%, due 7/1/49	$ 7,500,000	$ 6,309,811
Series N
5.00%, due 7/1/31	575,000	602,989
Series N
5.00%, due 7/1/32	575,000	599,674
Series N
5.00%, due 7/1/33	475,000	492,709
Series N
5.00%, due 7/1/34	700,000	722,843
Connecticut State Health & Educational Facilities Authority, Jerome Home, Revenue Bonds
Series E
4.00%, due 7/1/51	1,250,000	1,127,916
Connecticut State Health & Educational Facilities Authority, Mary Wade Home Obligated Group, Revenue Bonds (a)
Series A-1
4.50%, due 10/1/34	2,350,000	2,372,553
Series A-1
5.00%, due 10/1/39	1,000,000	1,028,220
Connecticut State Health & Educational Facilities Authority, University of New Haven, Inc., Revenue Bonds
Series K-3
5.00%, due 7/1/48	3,695,000	3,729,439
Connecticut State Health & Educational Facilities Authority, Griffin Health Obligated Group, Revenue Bonds
Series G-1
5.00%, due 7/1/50 (a)	1,750,000	1,795,885
Connecticut State Health & Educational Facilities Authority, Church Home of Hartford Obligated Group, Revenue Bonds
Series A
5.00%, due 9/1/53 (a)	2,235,000	2,240,627
Connecticut State Higher Education Supplement Loan Authority, Revenue Bonds
Series B
3.25%, due 11/15/35 (b)	7,190,000	6,556,916
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds
Series A
5.00%, due 2/1/36	1,475,000	1,497,987
State of Connecticut, Unlimited General Obligation
Series C
5.00%, due 6/15/28	4,750,000	5,500,393
Series E
5.00%, due 9/15/37	2,250,000	2,517,285
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation (a)
4.00%, due 4/1/31	300,000	290,997
4.00%, due 4/1/36	485,000	459,000
4.00%, due 4/1/41	575,000	526,657
4.00%, due 4/1/51	1,250,000	1,089,823
		51,257,655

	Principal Amount	Value
Long-Term Municipal Bonds
Delaware 0.5%
County of Kent DE, Student Housing & Dining Facility, CHF-Dover LLC, Delaware State University Project, Revenue Bonds
Series A
5.00%, due 7/1/40	$ 1,050,000	$ 1,052,421
Series A
5.00%, due 7/1/48	2,735,000	2,669,284
Series A
5.00%, due 7/1/53	4,090,000	3,958,576
Series A
5.00%, due 7/1/58	6,700,000	6,419,828
Delaware State Economic Development Authority, Newark Charter School, Inc. Project, Revenue Bonds
4.00%, due 9/1/41	1,600,000	1,515,090
Delaware State Health Facilities Authority, Beebe Medical Center, Revenue Bonds
4.25%, due 6/1/38	2,235,000	2,255,679
4.375%, due 6/1/48	9,400,000	9,466,121
5.00%, due 6/1/37	1,000,000	1,064,074
5.00%, due 6/1/43	4,750,000	5,002,731
Delaware State Health Facilities Authority, Nanticoke Memorial Hospital Project, Revenue Bonds
5.00%, due 7/1/32	3,555,000	3,666,086
Delaware State Health Facilities Authority, Christiana Health Care System Obligated Group, Revenue Bonds
Series A
5.00%, due 10/1/40	6,750,000	7,430,710
		44,500,600
District of Columbia 1.6%
District of Columbia, Tobacco Settlement Financing Corp., Asset Backed, Revenue Bonds
Series A
(zero coupon), due 6/15/46	83,000,000	19,103,014
District of Columbia, KIPP DC Project, Revenue Bonds
4.00%, due 7/1/49	1,375,000	1,280,689
District of Columbia, Provident Group-Howard Properties LLC, Revenue Bonds
5.00%, due 10/1/30	1,500,000	1,504,545
5.00%, due 10/1/45	5,105,000	5,120,128
District of Columbia, Friendship Public Charter School, Revenue Bonds
Series A
5.00%, due 6/1/46	1,400,000	1,431,661
District of Columbia, District of Columbia International School Obligated Group, Revenue Bonds
5.00%, due 7/1/49	2,945,000	3,003,659
District of Columbia, Revenue Bonds
5.00%, due 6/1/50	4,750,000	4,869,368
District of Columbia, Methodist Home, Revenue Bonds
Series A
5.25%, due 1/1/39	1,015,000	981,361
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Sub. Lien
Series B, Insured: AGM
4.00%, due 10/1/53	17,100,000	17,015,485

	Principal Amount	Value
Long-Term Municipal Bonds
District of Columbia
Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 10/1/39	$ 5,005,000	$ 2,380,808
Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds, Sub. Lien
Series B
4.00%, due 10/1/49	100,045,000	95,427,663
		152,118,381
Florida 3.1%
Capital Trust Agency, Wonderful Foundations Charter School, Revenue Bonds
Series B
(zero coupon), due 1/1/60	16,000,000	1,232,755
Series A-1
5.00%, due 1/1/55 (a)	12,230,000	11,555,906
Capital Trust Agency, Odyssey Charter School, Inc., Revenue Bonds
Series A
5.50%, due 7/1/47 (a)	2,000,000	2,067,618
Celebration Community Development District, Assessment Area 1 Project, Special Assessment
3.125%, due 5/1/41	590,000	475,267
4.00%, due 5/1/51	845,000	746,617
CFM Community Development District, Capital Improvement, Special Assessment
3.35%, due 5/1/41	200,000	166,145
4.00%, due 5/1/51	290,000	256,070
Charlotte County Industrial Development Authority, Town & Country Utility Project, Revenue Bonds
Series A
4.00%, due 10/1/51 (a)(b)	3,500,000	2,756,248
City of Atlantic Beach FL, Fleet Landing Project, Revenue Bonds
Series A
5.00%, due 11/15/48	3,000,000	3,137,949
Series B
5.625%, due 11/15/43	1,500,000	1,529,593
City of Fort Myers FL, Utility System, Revenue Bonds
Series A
4.00%, due 10/1/44	9,365,000	9,485,764
City of Orlando FL, Tourist Development Tax, Revenue Bonds, Third Lien
Series C, Insured: AGC
5.50%, due 11/1/38	325,000	325,740
City of Pompano Beach FL, John Knox Village Project, Revenue Bonds
Series A
4.00%, due 9/1/51	650,000	602,528
Series A
4.00%, due 9/1/56	5,165,000	4,683,536
City of Tallahassee FL, Memorial HealthCare, Inc., Revenue Bonds
Series A
5.00%, due 12/1/55	7,250,000	7,428,541
Collier County Educational Facilities Authority, Ave Maria University, Inc. Project, Revenue Bonds
Series A
5.25%, due 6/1/28	2,250,000	2,291,194

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Collier County Educational Facilities Authority, Ave Maria University, Inc. Project, Revenue Bonds
Series A
6.125%, due 6/1/43	$ 2,500,000	$ 2,555,637
Collier County Health Facilities Authority, Moorings, Inc. Obligated Group (The), Revenue Bonds
4.00%, due 5/1/52	8,000,000	7,627,177
Cordova Palms Community Development District, Special Assessment
3.00%, due 5/1/41 (a)	1,215,000	965,286
County of Osceola FL, Transportation, Revenue Bonds
Series A-1
4.00%, due 10/1/54	4,345,000	4,089,954
Series A-1
5.00%, due 10/1/49	11,150,000	11,675,217
Elevation Pointe Community Development District, Special Assessment
Series A-1
4.60%, due 5/1/52	1,090,000	1,060,637
Epperson North Community Development District, Assessment Area 3, Special Assessment
Series A
3.40%, due 11/1/41	2,250,000	1,880,420
Epperson North Community Development District, Assessment Area 2, Special Assessment
3.50%, due 5/1/41	850,000	725,466
Escambia County Health Facilities Authority, Baptist Health Care Corp., Revenue Bonds
Series A
4.00%, due 8/15/45	4,865,000	4,651,582
Series A, Insured: AGM-CR
4.00%, due 8/15/50	4,510,000	4,425,599
Florida Development Finance Corp., Mayflower Retirement Community Centre, Inc., Revenue Bonds
Series B-1
2.375%, due 6/1/27 (a)	835,000	768,975
Florida Development Finance Corp., River City Science Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/45	1,200,000	1,071,728
Florida Development Finance Corp., UF Health Jacksonville Project, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 2/1/52	9,750,000	9,457,127
Series A
5.00%, due 2/1/40	2,600,000	2,685,109
Series A
5.00%, due 2/1/52	6,400,000	6,478,150
Florida Development Finance Corp., Florida Charter Foundation, Inc. Project, Revenue Bonds
Series A
4.75%, due 7/15/36 (a)	4,305,000	4,317,200
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds
Series A
5.00%, due 6/15/50	10,000,000	10,347,173
Series A
5.00%, due 6/15/55	1,100,000	1,132,083
Series A
5.00%, due 6/15/56	3,000,000	3,086,171

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Florida Higher Educational Facilities Financial Authority, Ringling College Project, Revenue Bonds
4.00%, due 3/1/47	$ 6,420,000	$ 5,756,924
Florida Higher Educational Facilities Financial Authority, Saint Leo University Project, Revenue Bonds
5.00%, due 3/1/44	1,370,000	1,384,480
5.00%, due 3/1/49	1,630,000	1,639,008
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Revenue Bonds
Series A
4.00%, due 8/1/50	97,600,000	92,206,536
Lakewood Ranch Stewardship District, Star Farms at Lakewood Ranch Project Phase 1 and 2, Special Assessment
3.00%, due 5/1/41	430,000	346,520
4.00%, due 5/1/52	675,000	593,341
Lee County Industrial Development Authority, Preserve Project, Revenue Bonds
Series A
5.75%, due 12/1/52 (a)	7,125,000	5,584,114
Martin County Health Facilities Authority, Martin Memorial Medical Center, Revenue Bonds
Series FL
5.00%, due 11/15/45	3,250,000	3,477,307
Miami Beach Health Facilities Authority, Mount Sinai Medical Center of Florida, Revenue Bonds
Series B
4.00%, due 11/15/46	7,000,000	6,891,646
Series B
4.00%, due 11/15/51	3,190,000	3,080,261
5.00%, due 11/15/29	1,825,000	1,843,612
5.00%, due 11/15/39	2,230,000	2,291,090
Mid-Bay Bridge Authority, Revenue Bonds
Series A
5.00%, due 10/1/35	1,500,000	1,562,072
Series C
5.00%, due 10/1/40	1,000,000	1,029,952
Mirada II Community Development District, Capital Improvement, Special Assessment
3.125%, due 5/1/31	500,000	444,247
3.50%, due 5/1/41	1,000,000	845,146
New Port Tampa Bay Community Development District, Special Assessment
3.50%, due 5/1/31	310,000	278,711
3.875%, due 5/1/41	1,000,000	873,167
4.125%, due 5/1/52	365,000	327,691
North Powerline Road Community Development District, Special Assessment
3.625%, due 5/1/40	500,000	436,529
4.00%, due 5/1/51	1,075,000	946,466
North Sumter County Utility Dependent District, Central Sumter Utility, Revenue Bonds, Senior Lien
5.00%, due 10/1/49	2,750,000	3,061,009
5.00%, due 10/1/54	6,750,000	7,414,117
Osceola County Expressway Authority, Poinciana Parkway Project, Revenue Bonds, Senior Lien
Series B-2
(zero coupon), due 10/1/36 (c)	3,750,000	4,272,525
Palm Beach County Health Facilities Authority, Toby & Leon Cooperman Sinai residencies of Boca Raton, Revenue Bonds
4.00%, due 6/1/36	4,000,000	3,637,458

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Pinellas County Educational Facilities Authority, Pinellas Academy Math & Science Project, Revenue Bonds
Series A
5.00%, due 12/15/48 (a)	$ 3,280,000	$ 3,355,881
Polk County Industrial Development Authority, Carpenter's Home Estates, Inc. Project, Revenue Bonds
Series A
5.00%, due 1/1/49	1,750,000	1,783,141
Series A
5.00%, due 1/1/55	800,000	812,851
Preston Cove Community Development District, Special Assessment
4.00%, due 5/1/42	1,825,000	1,685,877
Sawyers Landing Community Development District, Special Assessment
3.75%, due 5/1/31	1,550,000	1,471,260
4.125%, due 5/1/41	3,055,000	2,891,902
Shingle Creek at Bronson Community Development District, Special Assessment
3.50%, due 6/15/41	1,000,000	859,172
Stillwater Community Development District, 2021 Project, Special Assessment (a)
3.00%, due 6/15/31	410,000	365,996
3.50%, due 6/15/41	1,000,000	853,305
Tradition Community Development District No. 9, Special Assessment
3.00%, due 5/1/41	1,800,000	1,425,431
Two Rivers North Community Development District, Special Assessment
5.25%, due 5/1/52	1,500,000	1,518,139
V-Dana Community Development District, Special Assessment
3.625%, due 5/1/41	1,040,000	907,101
V-Dana Community Development District, Assessment Area 1-2020 Project, Special Assessment
4.00%, due 5/1/51 (a)	1,200,000	1,060,684
Veranda Community Development District II, Special Assessment
3.60%, due 5/1/41 (a)	330,000	282,897
Windward at Lakewood Ranch Community Development District, Phase 2 Project, Special Assessment
4.00%, due 5/1/42	1,130,000	1,043,967
4.25%, due 5/1/52	1,360,000	1,250,202
		299,533,897
Georgia 1.7%
Atlanta Urban Redevelopment Agency, Atlanta BeltLine Special Service District, Revenue Bonds
Insured: BAM
3.625%, due 7/1/42 (a)	5,605,000	5,222,861
Cedartown Polk County Hospital Authority, Polk Medical Center Project, Revenue Bonds
5.00%, due 7/1/39	7,850,000	8,752,952
Development Authority of Cobb County (The), Kennesaw State University Real Estate Foundations Project, Revenue Bonds, Junior Lien
Series C
5.00%, due 7/15/38	2,390,000	2,433,886
Fulton County Residential Care Facilities for the Elderly Authority, Lenbrook Square Foundation, Inc., Revenue Bonds
5.00%, due 7/1/36	3,750,000	3,854,377
Gainesville & Hall County Development Authority, Riverside Military Academy, Inc., Revenue Bonds
5.125%, due 3/1/52	1,500,000	1,118,060

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
George L Smith II Congress Center Authority, Convention Centre Hotel, Revenue Bonds, First Tier
4.00%, due 1/1/54	$ 4,750,000	$ 4,302,080
George L Smith II Congress Center Authority, Convention Centre Hotel, Revenue Bonds, Second Tier
5.00%, due 1/1/54 (a)	4,000,000	3,675,470
Main Street Natural Gas, Inc., Revenue Bonds
Series A
4.00%, due 5/15/39	6,550,000	6,513,203
Series A
5.00%, due 5/15/38	3,500,000	3,836,784
Series A
5.00%, due 5/15/49	18,250,000	20,113,723
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A, Insured: BAM
4.00%, due 1/1/49	14,300,000	14,186,545
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
Series B
4.00%, due 1/1/49	54,975,000	52,476,502
Series A
5.00%, due 1/1/56	17,400,000	18,356,389
Series A
5.00%, due 1/1/63	3,000,000	3,164,895
Series A
5.00%, due 1/1/63	7,315,000	7,576,666
Private Colleges & Universities Authority, Mercer University Project, Revenue Bonds
5.00%, due 10/1/45	5,750,000	5,970,636
		161,555,029
Guam 0.8%
Antonio B Won Pat International Airport Authority, Revenue Bonds (b)
Series C
6.375%, due 10/1/43	1,550,000	1,631,926
Series C
6.375%, due 10/1/43	1,450,000	1,503,829
Guam Department of Education, John F. Kennedy High School Refunding & Energy Efficiency Project, Certificate of Participation
Series A
4.25%, due 2/1/30	1,190,000	1,201,065
Series A
5.00%, due 2/1/40	4,875,000	4,984,677
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 7/1/40	8,770,000	9,301,475
5.00%, due 1/1/46	3,950,000	4,138,182
5.50%, due 7/1/43	13,315,000	13,772,674
Port Authority of Guam, Revenue Bonds
Series A
5.00%, due 7/1/48	4,950,000	5,314,353

	Principal Amount	Value
Long-Term Municipal Bonds
Guam
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	$ 5,920,000	$ 5,757,550
Series F
4.00%, due 1/1/42	4,310,000	4,037,930
Series D
5.00%, due 11/15/29	1,455,000	1,552,573
Series D
5.00%, due 11/15/39	25,650,000	26,950,401
		80,146,635
Hawaii 0.5%
Kauai County Community Facilities District, Kukui'ula Development Project, Special Tax
4.375%, due 5/15/42	2,300,000	2,192,841
5.00%, due 5/15/51	5,635,000	5,828,592
Kauai County Community Facilities District, Community Facilities District No. 2008-1, Special Tax
5.00%, due 5/15/44	1,775,000	1,852,357
5.00%, due 5/15/49	2,750,000	2,854,109
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds
3.50%, due 10/1/49	25,275,000	21,267,515
Series B
4.00%, due 3/1/37 (b)	3,950,000	3,968,143
State of Hawaii Department of Budget & Finance, Chaminade University of Honolulu, Revenue Bonds
Series A
5.00%, due 1/1/45 (a)	1,500,000	1,441,312
State of Hawaii Department of Budget & Finance, Hawaii Pacific University, Revenue Bonds (a)
Series A
6.625%, due 7/1/33	2,085,000	2,117,953
Series A
6.875%, due 7/1/43	4,340,000	4,408,568
		45,931,390
Idaho 0.1%
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	1,000,000	1,046,130
Idaho Housing & Finance Association, Gem Prep: Meridian Project, Revenue Bonds
Series A, Insured: School Bond Guaranty
4.00%, due 5/1/57	4,365,000	3,984,443
		5,030,573
Illinois 10.6%
Bridgeview Finance Corp., Sales Tax, Revenue Bonds
Series A
5.00%, due 12/1/37	1,260,000	1,083,343
Series A
5.00%, due 12/1/42	7,250,000	5,947,181
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/27	5,175,000	4,394,727

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/30	$ 13,050,000	$ 9,738,354
Series A, Insured: NATL-RE
(zero coupon), due 12/1/31	170,000	121,093
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/31	1,095,000	779,983
Chicago Board of Education, Unlimited General Obligation
Series B
4.00%, due 12/1/40	3,335,000	3,232,188
Series B
4.00%, due 12/1/41	5,265,000	5,079,696
Series A
4.00%, due 12/1/43	4,000,000	3,815,212
Series A
4.00%, due 12/1/47	52,385,000	48,654,350
Series A
5.00%, due 12/1/30	3,500,000	3,790,885
Series B
5.00%, due 12/1/30	5,700,000	6,230,351
Series B
5.00%, due 12/1/32	1,250,000	1,347,612
Series B
5.00%, due 12/1/33	2,050,000	2,053,151
Series B
5.00%, due 12/1/33	1,400,000	1,504,285
Series A
5.00%, due 12/1/34	12,555,000	13,445,571
Series G
5.00%, due 12/1/34	4,700,000	4,973,357
Series H
5.00%, due 12/1/36	4,430,000	4,672,350
Series A
5.00%, due 12/1/37	1,000,000	1,061,437
Series A
5.00%, due 12/1/40	7,350,000	7,753,739
Series A
5.00%, due 12/1/43	1,515,000	1,599,293
Series D
5.00%, due 12/1/46	6,200,000	6,469,360
Series H
5.00%, due 12/1/46	6,700,000	6,960,887
Series A
5.00%, due 12/1/47	15,540,000	16,380,151
Series C
5.25%, due 12/1/39	1,405,000	1,443,470
Series B
6.50%, due 12/1/46	1,900,000	2,090,197

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago Board of Education, Unlimited General Obligation
Series A
7.00%, due 12/1/44	$ 11,075,000	$ 12,182,630
Chicago Board of Education, Revenue Bonds
5.00%, due 4/1/46	4,700,000	4,882,949
6.00%, due 4/1/46	34,200,000	37,053,043
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series C
5.00%, due 12/1/34	2,270,000	2,402,025
Series B
7.00%, due 12/1/42 (a)	9,700,000	11,130,603
Series A
7.00%, due 12/1/46 (a)	3,700,000	4,222,972
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.00%, due 4/1/35	1,615,000	1,708,681
5.00%, due 4/1/36	1,270,000	1,341,541
5.00%, due 4/1/37	435,000	458,395
5.00%, due 4/1/42	3,500,000	3,657,204
Chicago Board of Education, School Reform Board, Unlimited General Obligation
Series A, Insured: AGC-ICC FGIC
5.50%, due 12/1/26	18,900,000	20,651,884
Chicago O'Hare International Airport, TRIPS Obligated Group, Revenue Bonds (b)
5.00%, due 7/1/38	1,500,000	1,578,914
5.00%, due 7/1/48	4,750,000	4,917,770
Chicago Transit Authority, Sales Tax Receipts, Revenue Bonds, Second Lien
5.00%, due 12/1/46	8,750,000	9,207,699
City of Chicago IL, City Colleges Capital Improvement Project, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 1/1/34	300,000	187,761
City of Chicago IL, Unlimited General Obligation
Series A
4.00%, due 1/1/35	2,325,000	2,332,279
Series A
5.00%, due 1/1/33	7,500,000	8,008,768
Series C
5.00%, due 1/1/38	2,410,000	2,496,750
Series A
5.00%, due 1/1/39	5,750,000	6,056,964
Series A
5.00%, due 1/1/40	3,950,000	4,153,202
Series A
5.00%, due 1/1/44	11,250,000	11,742,727
Series A
5.50%, due 1/1/49	18,150,000	19,442,861
Series A
6.00%, due 1/1/38	39,020,000	42,487,707
City of Chicago IL, Waterworks, Revenue Bonds, Second Lien
4.00%, due 11/1/37	14,800,000	14,824,953

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Chicago IL, Taxable Project, Unlimited General Obligation
Series B
5.50%, due 1/1/31	$ 2,360,000	$ 2,473,707
Series D
5.50%, due 1/1/37	3,500,000	3,649,843
Series D
5.50%, due 1/1/40	1,245,000	1,295,070
Series A
5.75%, due 1/1/34	3,600,000	3,909,663
City of Galesburg IL, Knox College Project, Revenue Bonds
Series A
4.00%, due 10/1/46	5,750,000	5,550,001
Illinois Finance Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.25%, due 7/1/33 (b)	500,000	419,614
Illinois Finance Authority, University of Illinois Health Services, Revenue Bonds
4.00%, due 10/1/40	3,105,000	3,033,745
4.00%, due 10/1/50	13,790,000	13,024,982
4.00%, due 10/1/55	2,785,000	2,521,513
Illinois Finance Authority, Bradley University, Revenue Bonds
Series A
4.00%, due 8/1/46	1,500,000	1,367,812
Series A
4.00%, due 8/1/51	2,500,000	2,233,527
Illinois Finance Authority, Learn Charter School Project, Revenue Bonds
4.00%, due 11/1/51	1,000,000	910,729
4.00%, due 11/1/56	750,000	667,061
Illinois Finance Authority, Rosalind Franklin University of Medicine & Science, Revenue Bonds
Series C
4.25%, due 8/1/42	2,900,000	2,846,173
Illinois Finance Authority, Noble Network Charter Schools, Revenue Bonds
5.00%, due 9/1/32	1,830,000	1,890,618
6.25%, due 9/1/39	150,000	154,257
Illinois Finance Authority, Friendship Village Schaumburg, Revenue Bonds (d)(e)
5.00%, due 2/15/37	7,375,000	5,128,892
5.125%, due 2/15/45	5,715,000	3,842,196
Illinois Finance Authority, Columbia College Chicago, Revenue Bonds
Series A
5.00%, due 12/1/37	9,750,000	10,237,203
Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds
5.00%, due 5/15/40	1,265,000	1,277,060
Illinois Finance Authority, Student Housing & Academic Facility, CHF-Chicago LLC, University of Illinois at Chicago Project, Revenue Bonds
Series A
5.00%, due 2/15/47	6,250,000	6,206,190
Series A
5.00%, due 2/15/50	1,835,000	1,813,324

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Illinois Finance Authority, Franciscan Communities, Inc., Revenue Bonds
Series A
5.00%, due 5/15/47	$ 1,155,000	$ 1,184,540
Illinois Finance Authority, Chicago International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47	3,000,000	3,094,042
Illinois Finance Authority, Rosalind Franklin University of Medicine and Science, Revenue Bonds
5.00%, due 8/1/49	1,300,000	1,344,723
Illinois Finance Authority, Roosevelt University Project, Revenue Bonds
5.50%, due 4/1/32	2,000,000	2,000,297
Series A
6.125%, due 4/1/58 (a)	1,635,000	1,688,464
Illinois Finance Authority, Roosevelt University, Revenue Bonds (a)
Series A
6.00%, due 4/1/38	3,130,000	3,276,655
Series B
6.00%, due 4/1/38	1,590,000	1,664,499
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 12/15/31	5,000,000	3,552,431
Series A, Insured: NATL-RE
(zero coupon), due 12/15/32	18,445,000	12,485,634
Series A, Insured: NATL-RE
(zero coupon), due 6/15/33	25,720,000	16,964,074
Series A, Insured: NATL-RE
(zero coupon), due 12/15/33	12,350,000	7,946,813
Series A, Insured: NATL-RE
(zero coupon), due 6/15/34	45,815,000	28,719,962
Series A, Insured: NATL-RE
(zero coupon), due 12/15/36	34,195,000	18,860,604
Series A, Insured: NATL-RE
(zero coupon), due 6/15/37	15,600,000	8,360,781
Series A, Insured: NATL-RE
(zero coupon), due 12/15/37	64,100,000	33,540,120
Series B
(zero coupon), due 12/15/50	35,130,000	8,840,457
Series B, Insured: AGM-CR
(zero coupon), due 12/15/50	10,000,000	2,819,339
Series B
(zero coupon), due 12/15/51	55,300,000	13,209,898
Series B
(zero coupon), due 12/15/54	57,160,000	11,710,884
(zero coupon), due 12/15/56	29,650,000	5,471,027
Series B, Insured: AGM
(zero coupon), due 12/15/56	35,995,000	7,596,248
Series A, Insured: BAM
4.00%, due 12/15/42	2,500,000	2,496,844
4.00%, due 12/15/47	8,910,000	8,503,679

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A
4.00%, due 6/15/50	$ 32,095,000	$ 30,354,799
4.00%, due 6/15/52	9,175,000	8,640,550
5.00%, due 6/15/42	1,000,000	1,053,599
Series A
5.00%, due 12/15/45	1,430,000	1,494,099
5.00%, due 6/15/50	17,600,000	18,294,135
Series A
5.00%, due 6/15/57	2,000,000	2,065,402
Metropolitan Pier & Exposition Authority, Mccormick Place Expansion Project, Revenue Bonds
Series A
(zero coupon), due 12/15/38	3,750,000	1,797,873
Series A
(zero coupon), due 6/15/39	3,600,000	1,675,368
Series A
(zero coupon), due 6/15/40	3,500,000	1,541,688
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Capital Appreciation, Revenue Bonds
Series B-1, Insured: AGM
(zero coupon), due 6/15/44	78,420,000	30,282,448
Series B-1, Insured: AGM
(zero coupon), due 6/15/45	8,000,000	2,942,302
Northern Illinois University, Auxiliary Facilities System, Revenue Bonds
Series B, Insured: BAM
4.00%, due 4/1/37	1,300,000	1,310,293
Series B, Insured: BAM
4.00%, due 4/1/39	1,300,000	1,305,400
Series B, Insured: BAM
4.00%, due 4/1/41	1,350,000	1,350,457
Sangamon County Water Reclamation District, Alternative Revenue Source, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/44	4,750,000	4,875,205
Series A, Insured: BAM
4.00%, due 1/1/49	13,750,000	13,966,495
State of Illinois, Unlimited General Obligation
Series D
3.25%, due 11/1/26	5,290,000	5,405,950
Series B
4.00%, due 12/1/39	9,460,000	9,172,967
Insured: BAM
4.00%, due 6/1/41	25,355,000	25,042,109
Series C
4.00%, due 10/1/41	7,650,000	7,340,789
Series C
4.00%, due 10/1/42	8,750,000	8,344,738
Series C
4.25%, due 10/1/45	23,500,000	23,138,084

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
State of Illinois, Unlimited General Obligation
Series A
4.50%, due 12/1/41	$ 6,525,000	$ 6,608,192
Series A
5.00%, due 12/1/25	3,270,000	3,528,178
Series D
5.00%, due 11/1/26	3,995,000	4,361,279
Series D
5.00%, due 11/1/27	10,700,000	11,793,183
Series A
5.00%, due 12/1/27	2,315,000	2,552,265
Series B
5.00%, due 12/1/27	9,115,000	10,049,198
5.00%, due 2/1/28	2,700,000	2,937,430
Series C
5.00%, due 11/1/29	14,335,000	15,587,267
Series A
5.00%, due 12/1/31	2,985,000	3,219,320
Series A
5.00%, due 12/1/39	2,400,000	2,531,752
Series A
5.00%, due 5/1/40	2,000,000	2,114,286
5.75%, due 5/1/45	17,020,000	19,106,761
State of Illinois, Rebuild Illinois Program, Unlimited General Obligation
Series C
4.00%, due 11/1/41	19,500,000	18,709,484
University of Illinois, Facilities System, Revenue Bonds
Series A, Insured: BAM
3.00%, due 4/1/37	3,710,000	3,347,355
Series A, Insured: BAM
3.00%, due 4/1/38	3,825,000	3,404,404
Series A, Insured: BAM
3.00%, due 4/1/39	2,435,000	2,140,803
Series A, Insured: BAM
3.00%, due 4/1/40	3,805,000	3,313,879
Upper Illinois River Valley Development Authority, Morris Hospital Obligated Group, Revenue Bonds
5.00%, due 12/1/48	14,905,000	15,640,235
Village of Bridgeview IL, Unlimited General Obligation
Series A
5.125%, due 12/1/44	100,000	97,993
Series A
5.50%, due 12/1/43	1,545,000	1,545,149
Series A
5.50%, due 12/1/43	1,260,000	1,265,371
Series A
5.625%, due 12/1/41	3,940,000	3,993,393
Series A
5.75%, due 12/1/35	2,705,000	2,768,993

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Village of Oak Lawn IL, Corporate Purpose, Unlimited General Obligation
Insured: NATL-RE
4.40%, due 12/1/26	$ 400,000	$ 400,509
Insured: NATL-RE
4.45%, due 12/1/28	430,000	430,527
Insured: NATL-RE
4.50%, due 12/1/30	475,000	475,495
Insured: NATL-RE
4.50%, due 12/1/32	520,000	520,522
Insured: NATL-RE
4.50%, due 12/1/34	575,000	575,489
Village of Riverdale IL, Unlimited General Obligation
8.00%, due 10/1/36	1,705,000	1,708,334
Village of Romeoville IL, Lewis University, Revenue Bonds
Series B
4.125%, due 10/1/41	1,000,000	1,000,475
Series B
4.125%, due 10/1/46	2,100,000	2,063,316
Series B
5.00%, due 10/1/36	1,000,000	1,034,039
Series B
5.00%, due 10/1/39	1,275,000	1,313,806
		1,023,071,132
Indiana 0.3%
City of Valparaiso IN, Pratt Paper LLC Project, Revenue Bonds
7.00%, due 1/1/44 (b)	5,200,000	5,436,976
Gary Chicago International Airport Authority, Revenue Bonds
5.00%, due 2/1/29	1,170,000	1,194,760
5.25%, due 2/1/34	750,000	765,324
Indiana Finance Authority, Greencroft Goshen Obligated Group, Revenue Bonds
Series A
4.00%, due 11/15/43	1,500,000	1,329,989
Indiana Finance Authority, University of Indianapolis Education Facilities Project, Revenue Bonds
5.00%, due 10/1/43	2,000,000	2,084,384
Indiana Finance Authority, BHI Senior Living, Inc., Revenue Bonds
Series A
5.00%, due 11/15/48	4,750,000	4,897,860
Series A
5.00%, due 11/15/53	4,150,000	4,267,277
Indiana Finance Authority, United States Steel Corp., Revenue Bonds
Series A
6.75%, due 5/1/39 (b)	1,250,000	1,461,595
Town of Upland IN, Taylor University Project, Revenue Bonds
4.00%, due 9/1/33	1,595,000	1,678,183
4.00%, due 9/1/39	2,030,000	2,050,608
4.00%, due 9/1/46	3,000,000	2,958,381
		28,125,337

	Principal Amount	Value
Long-Term Municipal Bonds
Iowa 0.9%
City of Coralville IA, Annual Appropriation, Revenue Bonds
Series B
4.25%, due 5/1/37	$ 890,000	$ 890,000
City of Coralville IA, Annual Appropriation, Tax Allocation
Series C
4.50%, due 5/1/47	2,930,000	2,828,404
City of Coralville IA, Revenue Bonds
Series C
5.00%, due 5/1/42	7,000,000	7,066,442
Iowa Finance Authority, Lifespace Communities, Inc., Revenue Bonds
Series A-1
4.00%, due 5/15/55	3,500,000	2,732,736
Iowa Finance Authority, Northcrest, Inc. , Revenue Bonds
Series A
5.00%, due 3/1/48	1,500,000	1,501,153
Iowa Finance Authority, Iowa Fertilizer Co. LLC, Revenue Bonds
5.00%, due 12/1/50	22,500,000	23,628,780
5.00%, due 12/1/50 (f)	2,500,000	2,657,465
Iowa Higher Education Loan Authority, Des Moines University Project, Revenue Bonds
4.00%, due 10/1/45	3,000,000	2,884,910
4.00%, due 10/1/50	10,750,000	10,153,630
Iowa Tobacco Settlement Authority, Capital Appreciation, Revenue Bonds
Series B-2
(zero coupon), due 6/1/65	73,330,000	9,777,837
Iowa Tobacco Settlement Authority, Revenue Bonds
Series B-1
4.00%, due 6/1/49	4,490,000	4,519,987
State of Iowa Board of Regents, University of Iowa Hospitals & Clinics, Revenue Bonds
Series B
3.00%, due 9/1/61	8,750,000	6,771,754
Xenia Rural Water District, Capital Loan Notes, Revenue Bonds
5.00%, due 12/1/36	3,000,000	3,397,439
5.00%, due 12/1/41	3,000,000	3,397,439
		82,207,976
Kansas 0.2%
City of Manhattan KS, Meadowlark Hills Retirement Community, Revenue Bonds
Series A
4.00%, due 6/1/46	1,000,000	869,139
Wyandotte County-Kansas City Unified Government, Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project, Revenue Bonds
(zero coupon), due 9/1/34 (a)	55,575,000	16,621,599
		17,490,738
Kentucky 1.0%
City of Campbellsville KY, Campbellsville University Project, Revenue Bonds
5.00%, due 3/1/39	4,480,000	4,242,834

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky
City of Columbia KY, Lindsey Wilson College Project, Revenue Bonds
5.00%, due 12/1/33	$ 3,605,000	$ 3,955,858
City of Henderson KY, Pratt Paper LLC Project, Revenue Bonds (a)(b)
Series A
4.45%, due 1/1/42	5,750,000	5,807,123
Series B
4.45%, due 1/1/42	9,250,000	9,341,894
Series A
4.70%, due 1/1/52	8,150,000	8,242,461
Series B
4.70%, due 1/1/52	4,350,000	4,399,350
Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/32	6,200,000	6,502,907
Kentucky Economic Development Finance Authority, Owensboro Health, Revenue Bonds
Series A
5.00%, due 6/1/41	4,175,000	4,316,806
Series A
5.00%, due 6/1/45	9,475,000	9,743,529
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A-1
5.00%, due 8/1/44	4,750,000	5,052,757
Series A-2
5.00%, due 8/1/49	11,800,000	12,485,213
Kentucky Municipal Power Agency, Prairie State Project, Revenue Bonds
Series A
4.00%, due 9/1/45	20,945,000	21,237,292
Louisville/Jefferson County Metropolitan Government, Norton Healthcare, Inc., Revenue Bonds
Series A
4.00%, due 10/1/34	5,325,000	5,372,259
		100,700,283
Louisiana 0.2%
Calcasieu Parish Memorial Hospital Service District, Lake Charles Memorial Hospital Project, Revenue Bonds
5.00%, due 12/1/39	2,225,000	2,341,057
City of New Orleans LA, Water System, Revenue Bonds
5.00%, due 12/1/44	5,250,000	5,648,365
Louisiana Local Government Environmental Facilities & Community Development Authority, Peoples of Bastrop LLC Project, Revenue Bonds
5.625%, due 6/15/51 (a)	2,500,000	2,228,858
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Obligated Group, Revenue Bonds
5.00%, due 5/15/47	4,750,000	4,875,819
New Orleans Aviation Board, North Terminal Project, Revenue Bonds
Series B
5.00%, due 1/1/40 (b)	6,750,000	6,952,025
		22,046,124

	Principal Amount	Value
Long-Term Municipal Bonds
Maine 0.1%
City of Portland ME, General Airport, Green Bond, Revenue Bonds
4.00%, due 1/1/40	$ 1,400,000	$ 1,377,307
Maine Health & Higher Educational Facilities Authority, Northern Light Health Obligated Group, Revenue Bonds
5.00%, due 7/1/33	3,575,000	3,685,054
5.00%, due 7/1/43	2,590,000	2,669,732
		7,732,093
Maryland 1.0%
County of Baltimore MD, Oak Crest Village, Inc. Facility, Revenue Bonds
4.00%, due 1/1/45	1,750,000	1,775,560
4.00%, due 1/1/50	2,500,000	2,521,829
County of Frederick MD, Oakdale Lake Linganore Project, Tax Allocation
3.75%, due 7/1/39	1,410,000	1,272,139
County of Frederick MD, Urbana Community Development Authority, Special Tax
Series C
4.00%, due 7/1/50 (a)	1,000,000	936,036
County of Frederick MD, Mount St Mary's University, Inc., Revenue Bonds (a)
Series A
5.00%, due 9/1/37	3,000,000	3,068,695
Series A
5.00%, due 9/1/45	500,000	504,666
Maryland Economic Development Corp., Port Convington Project, Tax Allocation
3.25%, due 9/1/30	1,250,000	1,170,946
4.00%, due 9/1/50	4,000,000	3,531,658
Maryland Economic Development Corp., SSA Baltimore Project, Revenue Bonds
3.997%, due 4/1/34	11,635,000	10,219,683
Maryland Economic Development Corp., Purple Line Light Project, Green Bond, Revenue Bonds
Series B
5.25%, due 6/30/52 (b)	35,000,000	38,225,779
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare, Revenue Bonds
Series B
4.00%, due 1/1/51	20,310,000	19,459,982
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc. Project, Revenue Bonds
Series A
4.00%, due 6/1/51	1,000,000	911,353
4.00%, due 6/1/55	1,000,000	903,817
Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Revenue Bonds
Series A
5.00%, due 7/1/38	1,000,000	1,074,320
Series A
5.00%, due 7/1/48	3,000,000	3,196,679
Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center Issue, Revenue Bonds
5.00%, due 7/1/45	4,000,000	4,071,174
Maryland Health & Higher Educational Facilities Authority, Green Street Academy Inc., Revenue Bonds (a)
Series A
5.125%, due 7/1/37	1,260,000	1,271,645
Series A
5.375%, due 7/1/52	1,530,000	1,535,487

	Principal Amount	Value
Long-Term Municipal Bonds
Maryland
Maryland Health & Higher Educational Facilities Authority, Edenwald Issue, Revenue Bonds
5.25%, due 1/1/37	$ 1,000,000	$ 1,041,568
		96,693,016
Massachusetts 1.0%
Massachusetts Development Finance Agency, Seven Hills Foundation Obligated Group, Revenue Bonds
4.00%, due 9/1/34	1,000,000	1,001,485
Massachusetts Development Finance Agency, Wellforce Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/44	17,350,000	16,859,118
Massachusetts Development Finance Agency, Equitable School Revolving Fund LLC, Revenue Bonds
Series C
4.00%, due 11/1/51	1,355,000	1,288,703
Massachusetts Development Finance Agency, Linden Ponds, Inc., Revenue Bonds (a)
5.00%, due 11/15/33	3,000,000	3,221,513
5.125%, due 11/15/46	5,700,000	6,023,451
Massachusetts Development Finance Agency, Milford Regional Medical Center, Revenue Bonds (a)
Series G
5.00%, due 7/15/35	270,000	282,131
Series G
5.00%, due 7/15/36	235,000	245,051
Series G
5.00%, due 7/15/37	245,000	254,787
Series G
5.00%, due 7/15/46	1,100,000	1,116,487
Massachusetts Development Finance Agency, Western New England University, Revenue Bonds
5.00%, due 9/1/40	1,325,000	1,367,221
5.00%, due 9/1/45	1,175,000	1,206,919
Massachusetts Development Finance Agency, Dexter Southfield, Revenue Bonds
5.00%, due 5/1/41	2,750,000	2,875,800
Massachusetts Development Finance Agency, Ascentria Care Alliance Project, Revenue Bonds
5.00%, due 7/1/41 (a)	3,925,000	3,656,559
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/43	2,000,000	1,911,082
5.00%, due 10/1/48	7,750,000	7,254,689
5.00%, due 10/1/54	15,600,000	14,384,281
Massachusetts Development Finance Agency, Boston Medical Center, Green Bond, Revenue Bonds
5.00%, due 7/1/44	1,000,000	1,039,815
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group, Revenue Bonds
Series L
5.00%, due 7/1/44	8,205,000	8,695,676
Series I
5.00%, due 7/1/46	2,000,000	2,094,539
Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds
5.00%, due 10/1/48	10,165,000	10,105,563
Massachusetts Development Finance Agency, North Hill Communities Inc., Revenue Bonds
Series A
6.50%, due 11/15/43 (a)	2,000,000	2,121,683

	Principal Amount	Value
Long-Term Municipal Bonds
Massachusetts
Massachusetts Educational Financing Authority, Educational Loan, Revenue Bonds (b)
Series B
2.00%, due 7/1/37	$ 3,600,000	$ 3,290,893
Series C
3.00%, due 7/1/51	4,000,000	3,016,200
Massachusetts Educational Financing Authority, Revenue Bonds, Senior Lien
Series B
3.00%, due 7/1/35 (b)	1,580,000	1,587,162
		94,900,808
Michigan 2.2%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/41	3,260,000	3,364,720
5.00%, due 2/15/47	3,000,000	3,075,245
Chandler Park Academy, Revenue Bonds
5.125%, due 11/1/30	1,050,000	1,050,383
5.125%, due 11/1/35	605,000	605,102
City of Detroit MI, Unlimited General Obligation
Insured: AMBAC
4.60%, due 4/1/24	20,150	19,987
5.00%, due 4/1/27	850,000	924,538
5.00%, due 4/1/31	1,000,000	1,075,276
5.00%, due 4/1/33	1,200,000	1,278,344
5.00%, due 4/1/35	1,000,000	1,057,180
5.00%, due 4/1/37	1,100,000	1,158,108
5.00%, due 4/1/38	850,000	893,014
Insured: AMBAC
5.25%, due 4/1/24	45,725	45,726
5.50%, due 4/1/45	1,100,000	1,194,920
5.50%, due 4/1/50	2,070,000	2,237,190
City of Detroit MI, Water Supply System, Revenue Bonds, Second Lien
Series B, Insured: NATL-RE
5.00%, due 7/1/34	10,000	10,027
Detroit Service Learning Academy, Revenue Bonds
4.00%, due 7/1/31	1,930,000	1,836,529
4.00%, due 7/1/41	3,850,000	3,260,723
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Capital Appreciation, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 6/1/45	48,800,000	10,684,687
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series B-2, Class 2
(zero coupon), due 6/1/65	118,650,000	13,054,087
Series A, Class 1
4.00%, due 6/1/49	6,750,000	6,398,235
Michigan Finance Authority, Calvin University Obligated Group, Revenue Bonds
4.00%, due 9/1/46	4,720,000	4,584,034
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds, Senior Lien
4.00%, due 11/1/48	6,750,000	6,775,458

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan Finance Authority, Henry Ford Health System, Revenue Bonds
4.00%, due 11/15/50	$ 4,995,000	$ 4,860,145
Michigan Finance Authority, Great Lakes Water Authority Sewage Disposal System, Revenue Bonds
Series C
5.00%, due 7/1/34	1,000,000	1,065,741
Series C
5.00%, due 7/1/35	2,000,000	2,129,745
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds
Series D-4
5.00%, due 7/1/34	1,000,000	1,042,973
Michigan Finance Authority, College for Creative Studies, Revenue Bonds
5.00%, due 12/1/36	1,000,000	1,011,194
5.00%, due 12/1/40	1,700,000	1,715,980
5.00%, due 12/1/45	4,450,000	4,482,617
Michigan Finance Authority, Lawrence Technological University, Revenue Bonds
5.00%, due 2/1/37	1,550,000	1,597,201
5.25%, due 2/1/32	3,600,000	3,789,665
Michigan Finance Authority, Local Government Loan Program, Public Lightning Local Project, Revenue Bonds
Series B
5.00%, due 7/1/44	4,000,000	4,083,328
Michigan Finance Authority, Landmark Academy, Revenue Bonds
5.00%, due 6/1/45	2,920,000	2,727,644
Michigan Finance Authority, Presbyterian Villages of Michigan Obligated Group, Revenue Bonds
5.50%, due 11/15/45	1,025,000	1,027,346
Michigan Finance Authority, Universal Learning Academy, Revenue Bonds
5.75%, due 11/1/40	2,630,000	2,734,493
Michigan Finance Authority, Public School Academy-Voyageur, Revenue Bonds
5.90%, due 7/15/46 (a)	1,955,000	1,639,594
Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds
Series A, Insured: AMBAC
4.50%, due 5/1/31	305,000	302,588
Michigan Strategic Fund, Holland Home Obligated Group, Revenue Bonds
5.00%, due 11/15/42	6,015,000	6,074,590
Michigan Strategic Fund, I-75 Improvement Project, Revenue Bonds
5.00%, due 12/31/43 (b)	18,930,000	19,284,525
Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed, Capital Appreciation, Revenue Bonds
Series B
(zero coupon), due 6/1/46	284,930,000	34,231,519
Series B
(zero coupon), due 6/1/52	23,420,000	2,779,591
Series C
(zero coupon), due 6/1/58	955,750,000	43,737,987
Richfield Public School Academy, Revenue Bonds
4.00%, due 9/1/30	750,000	713,810
Summit Academy North, Michigan Public School Academy, Revenue Bonds
4.00%, due 11/1/41	2,875,000	2,577,912
		208,193,701

	Principal Amount	Value
Long-Term Municipal Bonds
Minnesota 1.0%
City of Crookston MN, Riverview Healthcare Project, Revenue Bonds
5.00%, due 5/1/51	$ 4,000,000	$ 3,906,428
City of Forest Lake MN, Lakes International Language Academy Project, Revenue Bonds
Series A
5.375%, due 8/1/50	1,250,000	1,289,294
City of Ham Lake MN, Parnassus Preparatory School Project, Revenue Bonds
Series A
5.00%, due 11/1/47	3,500,000	3,510,349
City of Independence MN, Global Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/51	1,400,000	1,172,096
Series A
4.00%, due 7/1/56	1,080,000	884,757
City of Minneapolis MN, Twin Cities International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47 (a)	3,835,000	3,854,327
City of Rochester MN, Samaritan Bethany, Inc. Project, Revenue Bonds
Series A
5.00%, due 8/1/48	2,000,000	1,896,944
City of St Paul MN, Healtheast Care System Project, Revenue Bonds
Series A
5.00%, due 11/15/29	1,745,000	1,911,101
Series A
5.00%, due 11/15/40	1,775,000	1,943,957
Duluth Economic Development Authority, Essentia Health Obligated Group, Revenue Bonds
Series A
5.00%, due 2/15/53	15,550,000	16,293,038
Series A
5.25%, due 2/15/58	44,405,000	46,847,382
Duluth Economic Development Authority, St. Luke's Hospital of Duluth, Revenue Bonds
Series B
5.25%, due 6/15/42	4,000,000	4,259,591
Series B
5.25%, due 6/15/47	3,000,000	3,174,171
Series B
5.25%, due 6/15/52	5,000,000	5,260,047
Duluth Economic Development Authority, Cambia Hills of Bethel Project, Revenue Bonds
5.625%, due 12/1/55 (d)(e)(g)	6,000,000	1,440,000
		97,643,482
Mississippi 0.1%
Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Revenue Bonds
2.375%, due 6/1/44	7,750,000	5,589,949
Missouri 0.4%
Branson Industrial Development Authority, Tax Increment, Branson Landing-Retail Project, Tax Allocation
5.50%, due 6/1/29	3,055,000	2,906,094

	Principal Amount	Value
Long-Term Municipal Bonds
Missouri
Cape Girardeau County Industrial Development Authority, Southeast Health, Revenue Bonds
4.00%, due 3/1/41	$ 2,225,000	$ 2,087,526
City of Lees Summit MO, Department of Airports, Summit Fair Project, Tax Allocation
4.875%, due 11/1/37 (a)	3,045,000	2,871,628
Health & Educational Facilities Authority of the State of Missouri, Maryville University of St. Louis, Revenue Bonds
Series A
4.00%, due 6/15/41	3,300,000	3,242,258
Series A
5.00%, due 6/15/45	3,520,000	3,705,538
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Project, Revenue Bonds
4.00%, due 2/1/42	3,750,000	3,540,769
Health & Educational Facilities Authority of the State of Missouri, AT Still University of Health Sciences, Revenue Bonds
Series A
4.00%, due 10/1/43	1,125,000	1,140,001
Health & Educational Facilities Authority of the State of Missouri, Lake Regional Health System, Revenue Bonds
4.00%, due 2/15/51	2,125,000	1,934,889
Health & Educational Facilities Authority of the State of Missouri, Capital Region Medical Center, Revenue Bonds
5.00%, due 11/1/40	2,000,000	1,968,985
Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Tax Allocation
Series B
5.00%, due 2/1/40 (a)	4,700,000	4,096,818
Lees Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
5.00%, due 5/1/35	955,000	909,894
6.00%, due 5/1/42	2,800,000	2,693,293
Maryland Heights Industrial Development Authority, St. Louis Community Ice Center Project, Revenue Bonds
Series A
5.00%, due 3/15/49	7,500,000	6,988,467
St. Louis County Industrial Development Authority, Nazareth Living Center Project, Revenue Bonds
Series A
5.125%, due 8/15/45	1,900,000	1,859,453
St. Louis Land Clearance for Redevelopment Authority, Scottrade Center Project, Revenue Bonds
Series A
5.00%, due 4/1/48	3,250,000	3,513,719
		43,459,332
Montana 0.2%
County of Gallatin MT, Bozeman Fiber Project, Revenue Bonds (a)
Series A
4.00%, due 10/15/41	3,000,000	2,561,220
Series A
4.00%, due 10/15/51	4,000,000	3,149,509
Montana Facility Finance Authority, Montana Children's Home and Hospital, Revenue Bonds
Series A
4.00%, due 7/1/50	9,750,000	8,967,860
Montana Facility Finance Authority, Kalispell Regional Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/48	5,515,000	5,759,529
		20,438,118

	Principal Amount	Value
Long-Term Municipal Bonds
Nevada 0.3%
City of Reno NV, Sales Tax, Transportation Rail Access Corridor Project, Revenue Bonds
Series C
(zero coupon), due 7/1/58 (a)	$ 15,500,000	$ 2,117,977
City of Reno NV, Sales Tax, Transportation Rail Access Corridor Project, Revenue Bonds, First Lien
Series A
4.00%, due 6/1/43	2,500,000	2,511,272
City of Reno NV, Sales Tax, Revenue Bonds
Series D
(zero coupon), due 7/1/58 (a)	9,000,000	900,293
Las Vegas Convention & Visitors Authority, Revenue Bonds
Series B
4.00%, due 7/1/39	4,460,000	4,529,657
Series B
4.00%, due 7/1/40	4,390,000	4,452,696
Las Vegas Redevelopment Agency, Tax Allocation
5.00%, due 6/15/45	2,750,000	2,861,368
State of Nevada Department of Business & Industry, Somerset Academy of Las Vegas, Revenue Bonds (a)
Series A
5.00%, due 12/15/38	1,000,000	1,015,477
Series A
5.00%, due 12/15/48	3,465,000	3,491,485
Tahoe-Douglas Visitors Authority, Revenue Bonds
5.00%, due 7/1/34	2,000,000	2,125,269
5.00%, due 7/1/40	2,500,000	2,610,922
		26,616,416
New Hampshire 0.2%
Manchester Housing and Redevelopment Authority, Inc., Revenue Bonds
Series B, Insured: ACA
(zero coupon), due 1/1/26	1,995,000	1,745,036
Manchester Housing and Redevelopment Authority, Inc., Meals & Rooms Tax, Revenue Bonds
Series B, Insured: ACA
(zero coupon), due 1/1/27	2,380,000	1,993,100
New Hampshire Business Finance Authority, Springpoint Senior Living Project, Revenue Bonds
4.00%, due 1/1/41	4,175,000	3,968,621
4.00%, due 1/1/51	3,600,000	3,251,359
New Hampshire Business Finance Authority, Ascentria Care Alliance Project, Revenue Bonds (a)
5.00%, due 7/1/51	2,000,000	1,813,126
5.00%, due 7/1/56	910,000	807,385
New Hampshire Business Finance Authority, The Vista Project, Revenue Bonds
Series A
5.75%, due 7/1/54 (a)	1,500,000	1,500,657
New Hampshire Health and Education Facilities Authority Act, Catholic Medical Center, Revenue Bonds
5.00%, due 7/1/44	3,000,000	3,130,010
New Hampshire Health and Education Facilities Authority Act, Kendal at Hanover, Revenue Bonds
5.00%, due 10/1/46	1,800,000	1,857,557
		20,066,851

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey 4.0%
Camden County Improvement Authority (The), Camden School Prep Project, Revenue Bonds
5.00%, due 7/15/52 (a)	$ 2,000,000	$ 2,042,299
City of Atlantic City NJ, Unlimited General Obligation
Insured: AGM
4.00%, due 11/1/26	805,000	809,965
Essex County Improvement Authority, New Jersey Institute of Technology, NIJIT Student Housing Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 8/1/51	1,500,000	1,508,431
Series A, Insured: BAM
4.00%, due 8/1/60	2,250,000	2,262,222
Essex County Improvement Authority, North Star Academy Charter School of New York Inc. Project, Revenue Bonds (a)
4.00%, due 7/15/60	11,955,000	10,369,725
Series A
4.00%, due 8/1/60	3,755,000	3,256,935
New Jersey Economic Development Authority, Motor Vehicle Surcharge, Revenue Bonds
Series A
4.00%, due 7/1/34	1,000,000	1,016,634
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Revenue Bonds
Series A
4.00%, due 11/1/39	2,000,000	2,004,204
Series A
4.00%, due 11/1/44	11,250,000	11,129,746
Series A
5.00%, due 11/1/35	9,750,000	10,701,074
Series A
5.00%, due 11/1/36	3,500,000	3,824,253
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series QQQ
4.00%, due 6/15/50	7,715,000	7,502,073
Series LLL
5.00%, due 6/15/44	1,000,000	1,069,017
Series LLL
5.00%, due 6/15/49	6,840,000	7,274,067
New Jersey Economic Development Authority, Revenue Bonds
Series A
5.00%, due 7/1/33	1,765,000	1,888,394
New Jersey Economic Development Authority, Provident Group-Kean Properties LLC, Revenue Bonds
Series A
5.00%, due 7/1/37	500,000	501,548
Series A
5.00%, due 1/1/50	3,100,000	3,001,020
New Jersey Economic Development Authority, State Government Buildings Project, Revenue Bonds
Series C
5.00%, due 6/15/42	8,960,000	9,514,579
New Jersey Economic Development Authority, Port Newark Container Terminal LLC, Revenue Bonds
5.00%, due 10/1/47 (b)	9,750,000	10,131,072

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Economic Development Authority, Provident Group-Rowan Properties LLC, Revenue Bonds
Series A
5.00%, due 1/1/48	$ 12,110,000	$ 11,447,171
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (b)
5.125%, due 1/1/34	3,000,000	3,067,774
Insured: AGM
5.125%, due 7/1/42	1,705,000	1,742,858
5.375%, due 1/1/43	2,000,000	2,042,682
New Jersey Economic Development Authority, UMM Energy Partners LLC, Revenue Bonds
Series A
5.125%, due 6/15/43 (b)	2,000,000	2,002,014
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
Series B
5.625%, due 11/15/30 (b)	13,585,000	14,037,159
New Jersey Economic Development Authority, Team Academy Charter School Project, Revenue Bonds
6.00%, due 10/1/43	2,055,000	2,112,786
New Jersey Educational Facilities Authority, St Elizabeth University, Revenue Bonds
Series D
5.00%, due 7/1/46	2,190,000	2,191,445
New Jersey Health Care Facilities Financing Authority, University Hospital, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/46	3,750,000	3,870,522
New Jersey Health Care Facilities Financing Authority, St. Peter's University Hospital, Revenue Bonds
5.75%, due 7/1/37	2,470,000	2,473,489
6.25%, due 7/1/35	2,725,000	2,730,596
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series 2020AA
4.00%, due 6/15/36	2,750,000	2,811,788
Series 2020AA
4.00%, due 6/15/39	11,500,000	11,653,578
Series AA
4.00%, due 6/15/45	34,455,000	34,249,204
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series BB
4.00%, due 6/15/40	11,700,000	11,827,607
Series BB
4.00%, due 6/15/41	11,800,000	11,900,786
Series BB
4.00%, due 6/15/42	12,450,000	12,521,732
Series BB
4.00%, due 6/15/50	7,245,000	7,184,535
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series A
4.00%, due 6/15/41	3,000,000	3,026,753
Series BB
4.00%, due 6/15/46	8,610,000	8,557,234
Series BB
4.00%, due 6/15/50	22,355,000	22,168,430

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series AA
5.00%, due 6/15/50	$ 9,270,000	$ 9,916,117
New Jersey Turnpike Authority, Revenue Bonds
Series E
5.00%, due 1/1/45	8,580,000	8,992,445
South Jersey Port Corp., Marine Terminal, Revenue Bonds (b)
Series B
5.00%, due 1/1/42	16,150,000	16,713,511
Series B
5.00%, due 1/1/48	10,460,000	10,769,080
South Jersey Port Corp., Revenue Bonds
Series A
5.00%, due 1/1/49	12,155,000	12,824,839
South Jersey Transportation Authority, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 11/1/50	24,400,000	24,426,598
Series A
5.00%, due 11/1/39	500,000	510,872
Series A
5.00%, due 11/1/45	10,250,000	10,917,511
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/46	5,175,000	5,405,891
Series B
5.00%, due 6/1/46	19,300,000	19,689,677
5.25%, due 6/1/46	4,790,000	5,070,280
		388,664,222
New Mexico 0.1%
New Mexico Hospital Equipment Loan Council, Improvement and Refunding, Gerald Champion, Revenue Bonds
Series 2012A
5.50%, due 7/1/42	7,000,000	7,015,359
New York 8.8%
Brooklyn Arena Local Development Corp., Barclays Center Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 7/15/43	2,135,000	1,718,152
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (a)(b)	1,500,000	1,545,637
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds
Series A
5.00%, due 6/1/47 (a)	1,225,000	1,228,563
Build NYC Resource Corp., Hellenic Classical Charter Schools, Revenue Bonds
Series A
5.00%, due 12/1/51 (a)	2,125,000	2,150,051

	Principal Amount	Value
Long-Term Municipal Bonds
New York
City of New Rochelle NY, Iona College Project, Revenue Bonds
Series A
5.00%, due 7/1/40	$ 3,455,000	$ 3,571,004
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds
Series A
5.00%, due 7/1/51 (a)	6,700,000	6,849,064
Erie Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 6/1/47	38,000,000	8,309,760
Genesee County Funding Corp. (The), Rochester Regional Health Obligated Group, Revenue Bonds
Series A
5.25%, due 12/1/52	7,000,000	7,430,643
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series B
4.00%, due 7/1/27	5,750,000	5,579,931
Series A
5.25%, due 7/1/56	3,160,000	2,890,233
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/42	2,075,000	1,877,653
Series A
4.00%, due 11/1/47	1,530,000	1,342,653
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
4.00%, due 11/15/45	31,750,000	30,812,623
Series E
4.00%, due 11/15/45	26,925,000	26,167,568
Series A-1
4.00%, due 11/15/46	21,445,000	20,748,507
Series A-1
4.00%, due 11/15/46	10,000,000	9,675,219
Series A-1
4.00%, due 11/15/49	35,565,000	34,291,403
4.00%, due 11/15/50	5,315,000	5,117,610
Series A-1, Insured: AGM
4.00%, due 11/15/50	8,550,000	8,416,892
Series A-1
4.00%, due 11/15/50	800,000	770,289
Series A-1
4.00%, due 11/15/52	13,880,000	13,334,624
Series A-1, Insured: AGM
4.00%, due 11/15/54	20,285,000	19,857,873
Series A-2
5.00%, due 11/15/27	3,150,000	3,442,185
Series B
5.00%, due 11/15/28	1,190,000	1,315,239
Series C
5.00%, due 11/15/42	5,120,000	5,407,331

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series D
5.00%, due 11/15/45	$ 25,400,000	$ 26,898,476
Metropolitan Transportation Authority, Revenue Bonds
Series D-1
5.00%, due 9/1/22	4,750,000	4,763,608
Series F
5.00%, due 11/15/22	16,900,000	17,063,521
Series A-1
5.00%, due 2/1/23	9,750,000	9,902,526
Series D
5.00%, due 11/15/27	2,055,000	2,245,958
Series B
5.00%, due 11/15/40	14,750,000	15,247,485
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/50	3,000,000	2,679,901
MTA Hudson Rail Yards Trust Obligations, Election 2016, Revenue Bonds
Series A
5.00%, due 11/15/56	7,150,000	7,358,937
Nassau County Tobacco Settlement Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series A-3
5.00%, due 6/1/35	2,075,000	2,039,214
Series A-3
5.125%, due 6/1/46	12,855,000	12,854,620
New York City Educational Construction Fund, Revenue Bonds
Series B, Insured: State Intercept
5.00%, due 4/1/52	5,035,000	5,575,934
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 1/1/46	12,615,000	10,461,468
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 3/1/49	1,750,000	1,388,768
Series A, Insured: AGM-CR
3.00%, due 3/1/49	17,800,000	14,125,751
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series E-1
4.00%, due 2/1/49	59,635,000	60,109,999
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	10,000,000	2,944,768
New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds
Series S-1
(zero coupon), due 6/1/38	2,500,000	980,662
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	14,750,000	12,160,438

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Liberty Development Corp., Green Bond, Revenue Bonds
Series A, Insured: BAM
3.00%, due 11/15/51	$ 9,250,000	$ 7,468,139
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds (a)
Class 1
5.00%, due 11/15/44	20,950,000	21,094,444
Class 2
5.15%, due 11/15/34	4,150,000	4,232,096
Class 2
5.375%, due 11/15/40	6,200,000	6,329,673
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
3.00%, due 3/15/49	9,750,000	8,293,626
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A
4.00%, due 8/1/37	3,250,000	3,112,178
Series A
4.00%, due 8/1/38	1,750,000	1,667,922
Series A
5.00%, due 8/1/32	3,935,000	4,112,839
Series A
5.00%, due 8/1/35	2,350,000	2,435,205
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/50	8,550,000	8,460,312
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds (a)
5.00%, due 12/1/29	1,000,000	1,076,675
5.00%, due 12/1/30	1,200,000	1,285,651
New York State Dormitory Authority, Touro College and University System Obligated Group, Revenue Bonds
5.00%, due 1/1/47	8,750,000	8,888,966
New York State Thruway Authority, State of New York Personal Income Tax, Revenue Bonds
Series A-1
3.00%, due 3/15/48	8,600,000	7,312,348
Series A-1
3.00%, due 3/15/51	43,645,000	36,501,440
New York State Thruway Authority, Personal Income Tax, Revenue Bonds
Series A-1
4.00%, due 3/15/54	15,075,000	15,025,877
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/43	6,250,000	6,332,592
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (b)
4.375%, due 10/1/45	47,160,000	46,381,436
5.00%, due 10/1/35	27,610,000	29,118,434
5.00%, due 10/1/40	24,880,000	25,925,634
New York Transportation Development Corp., Terminal 4 JFK International Airport Project, Revenue Bonds (b)
5.00%, due 12/1/35	18,500,000	20,104,316

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Transportation Development Corp., Terminal 4 JFK International Airport Project, Revenue Bonds (b)
5.00%, due 12/1/36	$ 10,000,000	$ 10,836,877
5.00%, due 12/1/38	2,990,000	3,221,978
5.00%, due 12/1/40	17,510,000	18,732,075
5.00%, due 12/1/41	18,500,000	19,738,403
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds (b)
5.25%, due 8/1/31	4,475,000	4,801,314
5.375%, due 8/1/36	6,220,000	6,803,820
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.25%, due 1/1/50 (b)	34,360,000	35,512,331
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 12/1/40	3,755,000	3,320,524
Series A, Insured: AGM
3.00%, due 12/1/44	6,500,000	5,529,710
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	1,430,000	1,431,087
Port Authority of New York & New Jersey, Revenue Bonds (b)
Series 223
4.00%, due 7/15/46	6,445,000	6,425,537
Series 223
4.00%, due 7/15/51	5,920,000	5,825,451
Riverhead Industrial Development Agency, Riverhead Charter School, Revenue Bonds
Series A
7.00%, due 8/1/43	1,500,000	1,547,309
Rockland Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 8/15/50 (a)	13,000,000	2,091,723
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
4.00%, due 12/1/45	815,000	762,061
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	55,140,000	7,105,192
Tompkins County Development Corp., Kendal at Ithaca Project, Revenue Bonds
Series 2014A
5.00%, due 7/1/44	915,000	941,022
Triborough Bridge & Tunnel Authority, Payroll Mobility Tax, Revenue Bonds, Senior Lien
Series C-3
3.00%, due 5/15/51	9,000,000	7,451,686
Westchester County Local Development Corp., Pace University, Revenue Bonds
Series A
5.50%, due 5/1/42	5,955,000	6,109,940
		846,000,584

	Principal Amount	Value
Long-Term Municipal Bonds
North Carolina 0.7%
North Carolina Department of Transportation, I-77 Hot Lanes Project, Revenue Bonds
5.00%, due 6/30/54 (b)	$ 9,750,000	$ 9,865,829
North Carolina Medical Care Commission, The Forest at Duke Project, Revenue Bonds
4.00%, due 9/1/41	1,320,000	1,302,610
4.00%, due 9/1/46	1,585,000	1,532,552
4.00%, due 9/1/51	500,000	476,822
North Carolina Medical Care Commission, Plantation Village, Inc., Revenue Bonds
Series A
4.00%, due 1/1/52	3,500,000	3,194,746
North Carolina Medical Care Commission, United Methodist Retirement Homes, Revenue Bonds
Series A
5.00%, due 10/1/47	3,850,000	4,110,166
North Carolina Medical Care Commission, Pines at Davidson Project (The), Revenue Bonds
Series A
5.00%, due 1/1/49	4,250,000	4,425,499
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AGM
3.00%, due 1/1/42	2,800,000	2,443,820
5.00%, due 1/1/49	24,400,000	25,585,684
Insured: AGM
5.00%, due 1/1/49	4,750,000	5,297,262
North Carolina Turnpike Authority, Monroe Expressway Toll, Revenue Bonds
Series A
5.00%, due 7/1/54	9,750,000	10,029,144
		68,264,134
North Dakota 0.5%
City of Grand Forks ND, Altru Health System Obligated Group, Revenue Bonds
Insured: AGM
3.00%, due 12/1/51	5,250,000	4,212,076
4.00%, due 12/1/51	3,955,000	3,692,449
County of Cass ND, Essentia Health Obligated Group, Revenue Bonds
Series B
5.25%, due 2/15/53	9,250,000	9,824,582
County of Ward ND, Trinity Health Obligated Group, Revenue Bonds
Series C
5.00%, due 6/1/53	27,940,000	28,693,751
		46,422,858
Ohio 4.9%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Revenue Bonds
5.25%, due 11/15/46	20,225,000	21,193,484
American Municipal Power, Inc., Prairie State Energy Campus Project, Revenue Bonds
4.00%, due 2/15/39	17,795,000	18,203,607
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2, Class 1
4.00%, due 6/1/48	1,500,000	1,448,321

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series B-2, Class 2
5.00%, due 6/1/55	$ 186,215,000	$ 186,214,572
Cleveland-Cuyahoga County Port Authority, Euclid Avenue Development Corp. Project, Revenue Bonds
4.00%, due 8/1/44	12,420,000	12,243,706
Cleveland-Cuyahoga County Port Authority, Centers for Dialysis Care Project, Revenue Bonds
Series A
5.00%, due 12/1/42	4,955,000	5,094,509
Series A
5.00%, due 12/1/47	1,435,000	1,462,872
Cleveland-Cuyahoga County Port Authority, Starwood Wasserman University Heights Holding LLC, Revenue Bonds (d)(e)(g)
Series A
7.00%, due 12/1/18	710,000	184,600
Series A
7.35%, due 12/1/31	6,000,000	1,560,000
County of Cuyahoga OH, MetroHealth System (The), Revenue Bonds
4.75%, due 2/15/47	1,440,000	1,442,080
5.00%, due 2/15/37	5,100,000	5,299,083
5.00%, due 2/15/52	7,885,000	8,058,598
5.00%, due 2/15/57	8,360,000	8,519,990
5.50%, due 2/15/57	32,930,000	34,434,430
County of Cuyahoga OH, MetroHealth System, Revenue Bonds
5.50%, due 2/15/52	550,000	576,740
County of Hamilton OH, Life Enriching Communities Project, Revenue Bonds
5.00%, due 1/1/42	1,080,000	1,080,654
5.00%, due 1/1/46	2,090,000	2,096,408
County of Lucas OH, Promedica Healthcare Obligated Group, Revenue Bonds
Series A
5.25%, due 11/15/48	50,600,000	49,632,756
County of Montgomery OH, Kettering Health Network Obligated Group, Revenue Bonds
4.00%, due 8/1/51	3,265,000	3,229,009
Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project, Revenue Bonds
5.00%, due 12/1/51	4,250,000	4,353,159
Ohio Air Quality Development Authority, Ohio Valley Electric Corp., Revenue Bonds
Series A
3.25%, due 9/1/29	1,500,000	1,463,899
Ohio Air Quality Development Authority, Pratt Paper LLC Project, Revenue Bonds
4.50%, due 1/15/48 (a)(b)	10,310,000	10,379,168
Ohio Higher Educational Facility Commission, Tiffin University Project, Revenue Bonds
4.00%, due 11/1/49	4,750,000	3,789,897
5.00%, due 11/1/44	750,000	730,441
Ohio Higher Educational Facility Commission, University of Findlay (The), Revenue Bonds
5.00%, due 3/1/39	1,675,000	1,726,413
5.00%, due 3/1/44	9,360,000	9,570,934
Ohio Higher Educational Facility Commission, Menorah Park Obligated Group, Revenue Bonds
5.25%, due 1/1/48	4,045,000	3,341,853

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
Ohio Higher Educational Facility Commission, Cleveland Institute of Art (The), Revenue Bonds
5.25%, due 12/1/48	$ 1,000,000	$ 1,016,606
5.50%, due 12/1/53	1,215,000	1,248,192
State of Ohio, University Hospitals Health System, Revenue Bonds
Series A
4.00%, due 1/15/50	52,375,000	51,575,302
Toledo-Lucas County Port Authority, University of Toledo Parking Project, Revenue Bonds
4.00%, due 1/1/57	6,250,000	5,289,376
Toledo-Lucas County Port Authority, University of Toledo Project, Revenue Bonds
Series A
5.00%, due 7/1/34	1,400,000	1,418,265
Series A
5.00%, due 7/1/39	2,000,000	2,016,509
Series A
5.00%, due 7/1/46	9,540,000	9,582,889
		469,478,322
Oklahoma 0.1%
Norman Regional Hospital Authority, Norman Regional Hospital Authority Obligated Group, Revenue Bonds
4.00%, due 9/1/37	2,215,000	2,149,196
5.00%, due 9/1/37	3,500,000	3,630,600
Oklahoma Development Finance Authority, Provident Oklahoma Education Resources, Inc. Cross Village Student Housing Project, Revenue Bonds (d)(e)
Series A
5.00%, due 8/1/47	6,525,171	6,525
Series A
5.25%, due 8/1/57	8,192,966	8,193
Tulsa County Industrial Authority, Montereau, Inc., Project, Revenue Bonds
5.25%, due 11/15/45	1,250,000	1,301,336
		7,095,850
Oregon 0.1%
Astoria Hospital Facilities Authority, Columbia Memorial Hospital Obligated Group, Revenue Bonds
3.50%, due 8/1/42	845,000	776,762
County of Yamhill OR, George Fox University Project, Revenue Bonds
4.00%, due 12/1/51	3,200,000	3,116,180
Medford Hospital Facilities Authority, Rogue Valley Manor, Revenue Bonds
Series 2013A
5.00%, due 10/1/42	4,355,000	4,427,147
Oregon State Facilities Authority, Samaritan Health, Revenue Bonds
Series A
5.00%, due 10/1/46	190,000	212,682
Series A
5.00%, due 10/1/46	2,810,000	2,908,913
Oregon State Facilities Authority, College Housing Northwest Project, Revenue Bonds
Series A
5.00%, due 10/1/48 (a)	1,560,000	1,517,725
		12,959,409

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania 4.5%
Allegheny County Airport Authority, Revenue Bonds (b)
Series A, Insured: AGM
4.00%, due 1/1/46	$ 6,525,000	$ 6,484,621
Series A, Insured: AGM-CR
4.00%, due 1/1/56	34,650,000	33,725,711
Series A
5.00%, due 1/1/51	10,250,000	10,949,365
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group, Revenue Bonds
Series A
4.00%, due 4/1/44	16,100,000	16,010,267
Allegheny County Industrial Development Authority, Urban Academy of Greater Pittsburgh Charter School, Revenue Bonds
Series A
4.00%, due 6/15/41 (a)	1,895,000	1,658,843
Allegheny County Industrial Development Authority, Propel Charter School - Sunrise, Revenue Bonds
6.00%, due 7/15/38	3,100,000	3,171,056
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds (a)
5.00%, due 5/1/42	14,950,000	15,442,057
5.00%, due 5/1/42	6,565,000	6,748,597
5.125%, due 5/1/32	4,300,000	4,505,847
5.25%, due 5/1/42	1,110,000	1,171,824
5.375%, due 5/1/42	4,225,000	4,394,893
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds
5.00%, due 5/1/42	3,500,000	3,771,101
6.00%, due 5/1/42 (a)	4,500,000	4,869,311
Bucks County Industrial Development Authority, Grand View Hospital Project, Revenue Bonds
4.00%, due 7/1/46	10,150,000	8,395,501
5.00%, due 7/1/40	3,155,000	3,215,962
Cambria County General Financing Authority, St. Francis University, Revenue Bonds
Series TT5
4.00%, due 4/1/46	2,035,000	1,854,211
Chambersburg Area Municipal Authority, Wilson College, Revenue Bonds
5.50%, due 10/1/33	1,230,000	1,279,731
5.75%, due 10/1/38	3,450,000	3,594,122
5.75%, due 10/1/43	2,290,000	2,375,513
Chester County Industrial Development Authority, Woodlands at Greystone Project, Special Assessment
5.125%, due 3/1/48 (a)	944,000	953,304
City of Erie PA Higher Education Building Authority, Mercyhurst University Project, Revenue Bonds (a)
5.00%, due 9/15/27	115,000	128,608
5.00%, due 9/15/27	705,000	726,368
5.00%, due 9/15/28	120,000	134,200
5.00%, due 9/15/28	740,000	761,300
5.00%, due 9/15/29	25,000	27,958
5.00%, due 9/15/29	150,000	153,930
5.00%, due 9/15/37	640,000	715,734
5.00%, due 9/15/37	3,700,000	3,714,817
City of Harrisburg PA, Capital Appreciation, Unlimited General Obligation
Series F, Insured: AMBAC
(zero coupon), due 9/15/22	545,000	541,563

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	$ 13,700,000	$ 13,865,828
Cumberland County Municipal Authority, Revenue Bonds
Series A
5.00%, due 1/1/39	195,000	227,126
Series A
5.00%, due 1/1/39	1,805,000	1,912,448
Dauphin County General Authority, Harrisburg University Science Technology Project (The), Revenue Bonds (a)
5.00%, due 10/15/34	5,850,000	5,967,633
5.125%, due 10/15/41	4,700,000	4,777,901
5.875%, due 10/15/40	3,700,000	3,986,929
6.25%, due 10/15/53	9,250,000	10,018,081
Delaware County Authority, Cabrini University, Revenue Bonds
5.00%, due 7/1/42	1,405,000	1,414,033
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds
5.00%, due 12/1/39	375,000	370,268
5.00%, due 12/1/49	1,020,000	974,595
General Authority of Southcentral Pennsylvania, York Academy Regional Charter School Project, Revenue Bonds (a)
Series A
6.00%, due 7/15/38	2,930,000	3,111,660
Series A
6.50%, due 7/15/48	4,200,000	4,507,395
Huntingdon County General Authority, AICUP Financing Program, Revenue Bonds
Series OO2
5.00%, due 5/1/46	4,005,000	4,172,444
Lancaster County Hospital Authority, St. Anne's Retirement Community, Inc. Project, Revenue Bonds
5.00%, due 3/1/45	500,000	491,345
5.00%, due 3/1/50	750,000	727,055
Lancaster Higher Education Authority, Elizabethtown College Project, Revenue Bonds
Series A
5.00%, due 10/1/51	3,000,000	3,067,305
Lancaster Industrial Development Authority, Willow Valley Communities Project, Revenue Bonds
4.00%, due 12/1/44	1,550,000	1,572,594
4.00%, due 12/1/49	1,900,000	1,918,031
5.00%, due 12/1/44	1,675,000	1,795,903
5.00%, due 12/1/49	2,365,000	2,528,682
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Revenue Bonds
4.00%, due 7/1/56	2,780,000	2,392,728
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Revenue Bonds
4.00%, due 9/1/44	3,000,000	3,011,218
4.00%, due 9/1/49	16,910,000	16,719,095
Series A
4.00%, due 9/1/49	1,660,000	1,641,259
4.00%, due 9/1/51	4,000,000	3,935,602
Montgomery County Higher Education and Health Authority, Philadelphia Presbyterian Homes Project, Revenue Bonds
4.00%, due 12/1/48	3,995,000	3,753,018

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Revenue Bonds
Series B
5.00%, due 5/1/57	$ 9,750,000	$ 10,547,957
Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
5.00%, due 11/15/36	4,750,000	5,009,761
Montgomery County Industrial Development Authority, Albert Einstein Healthcare Network, Revenue Bonds
Series 2015A
5.25%, due 1/15/45	6,050,000	6,528,518
Series 2015A
5.25%, due 1/15/46	1,000,000	1,079,094
New Wilmington Municipal Authority, Westminster College Project, Revenue Bonds
Series PP1
5.25%, due 5/1/46	3,700,000	3,810,128
Northeastern Pennsylvania Hospital and Education Authority, King's College Project, Revenue Bonds
5.00%, due 5/1/44	1,000,000	1,024,741
5.00%, due 5/1/49	1,350,000	1,376,294
Pennsylvania Economic Development Financing Authority, Rapid Bridge Replacement Project, Revenue Bonds
4.125%, due 12/31/38	4,000,000	3,959,032
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Revenue Bonds
4.00%, due 8/15/49	10,085,000	10,116,192
Pennsylvania Higher Educational Facilities Authority, Shippensburg University Student Services, Inc., Revenue Bonds
5.00%, due 10/1/44	1,000,000	1,005,884
Pennsylvania Higher Educational Facilities Authority, Widener University, Revenue Bonds
Series A
5.50%, due 7/15/38	2,500,000	2,591,999
5.50%, due 7/15/43	2,400,000	2,488,319
Pennsylvania Higher Educational Facilities Authority, Holy Family University, Revenue Bonds
Series A
6.25%, due 9/1/33	1,560,000	1,635,934
Series A
6.50%, due 9/1/38	1,000,000	1,050,787
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
4.00%, due 12/1/46	6,770,000	6,677,207
Series A, Insured: BAM
4.00%, due 12/1/50	46,765,000	47,142,805
Series A
4.00%, due 12/1/51	8,940,000	8,680,181
Series B
4.00%, due 12/1/51	335,000	325,264
Series C
4.00%, due 12/1/51	13,935,000	13,956,555
Series C
5.00%, due 12/1/44	16,135,000	16,748,940
Philadelphia Authority for Industrial Development, Russell Byers Charter School, Revenue Bonds
Series A
5.00%, due 5/1/40	1,105,000	1,138,243

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Philadelphia Authority for Industrial Development, Russell Byers Charter School, Revenue Bonds
Series A
5.00%, due 5/1/50	$ 3,130,000	$ 3,192,927
Philadelphia Authority for Industrial Development, MaST Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/40	600,000	625,642
Series A
5.00%, due 8/1/50	1,050,000	1,078,332
Philadelphia Authority for Industrial Development, University of the Arts (The), Revenue Bonds
5.00%, due 3/15/45 (a)	5,250,000	5,151,947
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School, Revenue Bonds
Series A
5.00%, due 6/15/50 (a)	1,700,000	1,700,044
Philadelphia Authority for Industrial Development, International Education & Community Initiatives Project, Revenue Bonds (a)
Series A
5.125%, due 6/1/38	2,000,000	2,022,445
Series A
5.25%, due 6/1/48	3,085,000	3,093,978
Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Revenue Bonds
Series A
6.50%, due 6/1/45	2,200,000	2,243,463
Philadelphia Authority for Industrial Development, New Foundation Charter School Project, Revenue Bonds
6.625%, due 12/15/41	1,000,000	1,018,844
Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School, Revenue Bonds
Series A
7.25%, due 6/15/43	4,200,000	4,476,866
Philadelphia Authority for Industrial Development, Tacony Academy Charter School, Revenue Bonds
7.375%, due 6/15/43	1,500,000	1,550,307
Philadelphia Authority for Industrial Development, Esperanza Academy Charter School Project, Revenue Bonds
8.20%, due 12/1/43	1,800,000	1,847,605
Scranton Redevelopment Authority, Revenue Bonds
Series A, Insured: MUN GOVT GTD
5.00%, due 11/15/28	8,750,000	8,716,710
Scranton-Lackawanna Health and Welfare Authority, Marywood University Project, Revenue Bonds
5.00%, due 6/1/36	1,000,000	1,011,389
5.00%, due 6/1/46	2,625,000	2,626,630
Susquehanna Area Regional Airport Authority, Revenue Bonds
Series B, Insured: BAM
4.00%, due 1/1/33	3,000,000	3,005,087
Wilkes-Barre Finance Authority, Wilkes University Project, Revenue Bonds
4.00%, due 3/1/42	2,500,000	2,221,476
		432,814,018
Puerto Rico 12.4%
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	44,000,000	7,466,166

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 5/15/57	$ 98,000,000	$ 5,076,263
5.375%, due 5/15/33	220,000	225,237
5.50%, due 5/15/39	1,475,000	1,496,712
5.625%, due 5/15/43	36,990,000	37,614,066
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
(zero coupon), due 7/1/24	6,925,453	6,444,297
Series A-1
(zero coupon), due 7/1/33	26,622,270	15,865,936
Series A-1
4.00%, due 7/1/33	25,445,206	24,420,383
Series A-1
4.00%, due 7/1/35	25,234,471	23,889,509
Series A-1
4.00%, due 7/1/37	19,398,310	18,171,487
Series A-1
4.00%, due 7/1/41	22,921,604	21,114,203
Series A-1
4.00%, due 7/1/46	10,341,254	9,349,188
Series A-1
5.375%, due 7/1/25	23,039,625	24,147,554
Series A-1
5.625%, due 7/1/27	17,679,294	19,178,470
Series A-1
5.625%, due 7/1/29	22,460,559	24,859,639
Series A-1
5.75%, due 7/1/31	21,553,851	24,237,454
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	104,247,000	55,772,145
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	136,535,415	121,175,181
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series C
3.75%, due 7/1/27	14,800,000	14,254,220
Series A
4.00%, due 7/1/42	11,415,000	10,279,040
Series A
4.00%, due 7/1/42	1,000,000	900,485
Series A
4.00%, due 7/1/47	5,965,000	5,228,349
Series 2020A
5.00%, due 7/1/24	3,430,000	3,511,614
Series A
5.00%, due 7/1/25	9,750,000	10,072,528
Series A
5.00%, due 7/1/25	4,350,000	4,493,897

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series A
5.00%, due 7/1/27	$ 345,000	$ 361,669
Series 2020A
5.00%, due 7/1/30	41,705,000	43,905,372
Series 2020A
5.00%, due 7/1/35	37,100,000	38,447,197
Series A
5.00%, due 7/1/37	6,000,000	6,242,450
Series A
5.00%, due 7/1/47	60,475,000	61,261,072
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (a)
Series B
4.00%, due 7/1/42	7,980,000	7,185,873
Series B
4.00%, due 7/1/47	17,465,000	15,308,149
Series B
5.00%, due 7/1/25	265,000	273,766
Series B
5.00%, due 7/1/33	17,285,000	18,061,717
Series B
5.00%, due 7/1/37	23,660,000	24,537,493
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD
3.30%, due 7/1/19 (d)(e)(g)	1,015,000	780,281
Series ZZ
4.25%, due 7/1/20 (d)(e)(g)	1,355,000	1,092,469
Series CCC
4.25%, due 7/1/23 (d)(e)	1,150,000	938,688
Series CCC
4.375%, due 7/1/22 (d)(e)(g)	115,000	93,581
Series CCC
4.60%, due 7/1/24 (d)(e)	200,000	163,250
Series CCC
4.625%, due 7/1/25 (d)(e)	1,085,000	885,631
Series XX
4.75%, due 7/1/26 (d)(e)	320,000	261,200
Series ZZ
4.75%, due 7/1/27 (d)(e)	405,000	330,581
Series A
4.80%, due 7/1/29 (d)(e)	690,000	563,213
Series DDD
5.00%, due 7/1/20 (d)(e)(g)	3,250,000	2,656,875
Series TT
5.00%, due 7/1/20 (d)(e)(g)	2,195,000	1,794,412
Series CCC
5.00%, due 7/1/21 (d)(e)(g)	470,000	384,225

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD
5.00%, due 7/1/21 (d)(e)(g)	$ 275,000	$ 224,813
Series TT
5.00%, due 7/1/21 (d)(e)(g)	1,215,000	993,262
Series RR, Insured: NATL-RE
5.00%, due 7/1/23	4,330,000	4,340,360
Series TT
5.00%, due 7/1/23 (d)(e)	365,000	299,300
Series CCC
5.00%, due 7/1/24 (d)(e)	1,845,000	1,512,900
Series RR, Insured: NATL-RE
5.00%, due 7/1/24	115,000	115,275
Series TT
5.00%, due 7/1/24 (d)(e)	295,000	241,900
Series CCC
5.00%, due 7/1/25 (d)(e)	575,000	471,500
Series SS, Insured: NATL-RE
5.00%, due 7/1/25	770,000	771,842
Series TT
5.00%, due 7/1/25 (d)(e)	1,030,000	844,600
Series TT
5.00%, due 7/1/26 (d)(e)	1,050,000	861,000
Series TT, Insured: AGM-CR
5.00%, due 7/1/27	150,000	152,668
Series TT
5.00%, due 7/1/27 (d)(e)	1,250,000	1,025,000
Series WW
5.00%, due 7/1/28 (d)(e)	380,000	311,600
Series TT
5.00%, due 7/1/32 (d)(e)	9,320,000	7,642,400
Series A
5.00%, due 7/1/42 (d)(e)	8,755,000	7,179,100
Series A
5.05%, due 7/1/42 (d)(e)	825,000	676,500
Series ZZ
5.25%, due 7/1/20 (d)(e)(g)	225,000	183,938
Series ZZ
5.25%, due 7/1/23 (d)(e)	620,000	508,400
Series AAA
5.25%, due 7/1/24 (d)(e)	3,000,000	2,460,000
Series WW
5.25%, due 7/1/25 (d)(e)	1,605,000	1,316,100
Series AAA
5.25%, due 7/1/26 (d)(e)	110,000	90,200
Series ZZ
5.25%, due 7/1/26 (d)(e)	3,520,000	2,886,400

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	$ 630,000	$ 644,811
Series AAA
5.25%, due 7/1/30 (d)(e)	985,000	807,700
Series VV, Insured: NATL-RE
5.25%, due 7/1/30	3,850,000	3,900,798
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	345,000	352,311
Series WW
5.25%, due 7/1/33 (d)(e)	8,310,000	6,814,200
Series XX
5.25%, due 7/1/35 (d)(e)	2,265,000	1,857,300
Series XX
5.25%, due 7/1/40 (d)(e)	18,255,000	14,969,100
Series BBB
5.40%, due 7/1/28 (d)(e)	9,615,000	7,307,399
Series WW
5.50%, due 7/1/38 (d)(e)	11,595,000	9,551,381
Series XX
5.75%, due 7/1/36 (d)(e)	4,055,000	3,355,512
Series A
6.75%, due 7/1/36 (d)(e)	11,550,000	9,846,375
Series A
7.00%, due 7/1/33 (d)(e)	1,500,000	1,282,500
Series A
7.00%, due 7/1/43 (d)(e)	4,750,000	4,061,250
Puerto Rico Electric Power Authority, Build America Bonds, Revenue Bonds (d)(e)
Series EEE
5.95%, due 7/1/30	25,885,000	19,931,608
Series EEE
6.05%, due 7/1/32	12,265,000	9,490,065
Series YY
6.125%, due 7/1/40	45,450,000	35,166,937
Series EEE
6.25%, due 7/1/40	10,165,000	7,865,197
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Insured: AMBAC
(zero coupon), due 7/1/27	200,000	159,453
Series A, Insured: NATL-RE
4.75%, due 7/1/38	1,070,000	1,072,362
Series A, Insured: AGM-CR
4.75%, due 7/1/38	650,000	650,365
Insured: AGC-ICC
5.00%, due 7/1/23	2,870,000	2,889,750
Insured: NATL-RE
5.00%, due 7/1/28	460,000	466,523

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Series N, Insured: AMBAC
5.25%, due 7/1/30	$ 3,680,000	$ 3,733,350
Series N, Insured: AMBAC
5.25%, due 7/1/31	9,045,000	9,182,874
Series N, Insured: NATL-RE
5.25%, due 7/1/33	7,240,000	7,380,435
Series CC, Insured: NATL-RE
5.50%, due 7/1/28	6,750,000	7,009,820
Series CC, Insured: NATL-RE
5.50%, due 7/1/29	4,760,000	4,941,108
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/27	2,530,000	2,564,530
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/31	879,000	616,084
Series A-1
(zero coupon), due 7/1/33	990,000	620,978
(zero coupon), due 8/1/54	516,302	126,931
Series A-2
4.329%, due 7/1/40	14,750,000	14,639,551
Series A-1
4.50%, due 7/1/34	725,000	735,197
Series A-1
4.75%, due 7/1/53	57,092,000	57,089,796
Series A-2
4.784%, due 7/1/58	24,965,000	24,958,242
Series A-1
5.00%, due 7/1/58	166,015,000	167,869,587
		1,193,793,625
Rhode Island 0.3%
Providence Redevelopment Agency, Port Providence Lease, Certificate of Participation
Series A, Insured: AGC
(zero coupon), due 9/1/24	1,735,000	1,645,665
Series A, Insured: AGC
(zero coupon), due 9/1/26	685,000	611,696
Series A, Insured: AGC
(zero coupon), due 9/1/29	1,835,000	1,471,909
Series A, Insured: AGC
(zero coupon), due 9/1/30	1,835,000	1,411,371
Series A, Insured: AGC
(zero coupon), due 9/1/32	1,500,000	1,060,704
Series A, Insured: AGC
(zero coupon), due 9/1/34	1,000,000	646,489
Series A, Insured: AGC
(zero coupon), due 9/1/35	360,000	222,000

	Principal Amount	Value
Long-Term Municipal Bonds
Rhode Island
Providence Redevelopment Agency, Port Providence Lease, Certificate of Participation
Series A, Insured: AGC
(zero coupon), due 9/1/36	$ 470,000	$ 278,081
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group, Revenue Bonds
5.00%, due 5/15/39	750,000	780,181
Rhode Island Turnpike & Bridge Authority, Motor Fuel Tax, Revenue Bonds
Series A
4.00%, due 10/1/44	1,500,000	1,532,949
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
(zero coupon), due 6/1/52	95,620,000	16,393,590
		26,054,635
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority, Bishop Gadsden Episcopal Retirement Community, Revenue Bonds
Series A
4.00%, due 4/1/54	1,160,000	931,209
Series A
5.00%, due 4/1/54	3,000,000	3,001,479
South Carolina Jobs-Economic Development Authority, Green Charter School Project, Revenue Bonds
Series A
4.00%, due 6/1/56 (a)	3,530,000	2,751,914
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project, Revenue Bonds
Series A
5.00%, due 11/15/54	1,000,000	962,741
5.25%, due 11/15/47	5,125,000	5,166,899
5.25%, due 11/15/52	1,625,000	1,634,544
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series B, Insured: BAM
4.00%, due 12/1/46	5,960,000	5,940,484
Series B, Insured: BAM
4.00%, due 12/1/48	21,089,000	20,931,193
Series B, Insured: BAM
4.00%, due 12/1/50	4,805,000	4,762,108
Series B, Insured: BAM
4.00%, due 12/1/54	5,182,000	5,091,146
Series B, Insured: BAM
4.00%, due 12/1/55	14,796,000	14,527,749
South Carolina Public Service Authority, Revenue Bonds
Series B
5.00%, due 12/1/56	5,805,000	6,045,577
		71,747,043
South Dakota 0.0% ‡
South Dakota Health & Educational Facilities Authority, Sanford Obligated Group, Revenue Bonds
Series E
5.00%, due 11/1/42	3,150,000	3,178,149

	Principal Amount	Value
Long-Term Municipal Bonds
Tennessee 0.5%
Chattanooga-Hamilton County Hospital Authority, Revenue Bonds
Series A
5.00%, due 10/1/44	$ 6,250,000	$ 6,551,494
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Trevecca Nazarene University Project, Revenue Bonds
Series B
4.00%, due 10/1/41	2,265,000	2,075,659
Series B
4.00%, due 10/1/51	2,830,000	2,442,605
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Belmont University, Revenue Bonds
4.00%, due 5/1/46	3,000,000	2,936,320
4.00%, due 5/1/51	13,600,000	13,136,580
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds
Series A
5.00%, due 10/1/45	11,610,000	12,099,533
Series A
5.25%, due 10/1/58	8,750,000	9,297,187
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds
5.00%, due 10/1/48	2,800,000	2,859,609
		51,398,987
Texas 4.6%
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project, Revenue Bonds
5.00%, due 7/15/41	3,300,000	3,322,244
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Revenue Bonds, Senior Lien (a)
Series A
3.625%, due 7/1/26 (b)	15,055,000	14,665,640
Series B
6.50%, due 7/1/26	13,950,000	13,551,310
Central Texas Regional Mobility Authority, Manor Expressway Project, Revenue Bonds, Senior Lien
(zero coupon), due 1/1/23	1,000,000	991,500
Central Texas Regional Mobility Authority, Capital Appreciation, Revenue Bonds
(zero coupon), due 1/1/33	315,000	210,854
(zero coupon), due 1/1/34	3,275,000	2,089,083
(zero coupon), due 1/1/35	3,700,000	2,247,626
(zero coupon), due 1/1/36	2,000,000	1,157,240
(zero coupon), due 1/1/39	3,500,000	1,733,710
Central Texas Regional Mobility Authority, Revenue Bonds
4.00%, due 1/1/41	6,000,000	5,957,952
Central Texas Regional Mobility Authority, Revenue Bonds, Sub. Lien
5.00%, due 1/1/33	1,225,000	1,242,340
5.00%, due 1/1/42	2,500,000	2,535,388
Central Texas Turnpike System, Revenue Bonds
Series C
5.00%, due 8/15/42	11,700,000	12,020,878

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
City of Arlington TX, Tax Increment Reinvestment Zone No. 5, Tax Allocation
4.00%, due 8/15/50	$ 2,355,000	$ 2,210,203
City of Houston TX, Airport System, United Airlines Inc. Project, Revenue Bonds (b)
4.00%, due 7/15/41	1,100,000	1,001,490
Series B-1
5.00%, due 7/15/30	2,000,000	2,044,004
City of Lago Vista TX, Tessera on Lake Travis Public Improvement District Project, Special Assessment
Series B
4.875%, due 9/1/50 (a)	1,250,000	1,201,000
Clifton Higher Education Finance Corp., IDEA Public Schools, Revenue Bonds
Series A
4.00%, due 8/15/47	4,030,000	3,934,036
6.00%, due 8/15/43	3,500,000	3,594,774
Clifton Higher Education Finance Corp., Uplift Education, Revenue Bonds
Series A
5.00%, due 12/1/45	2,500,000	2,558,615
Danbury Higher Education Authority, Inc., Golden Rule School, Inc., Revenue Bonds
Series A
4.00%, due 8/15/49	3,750,000	3,278,244
Decatur Hospital Authority, Wise Regional Health System, Revenue Bonds
Series A
5.25%, due 9/1/44	3,250,000	3,309,500
Grand Parkway Transportation Corp., Revenue Bonds, First Tier
Series C
4.00%, due 10/1/49	30,000,000	29,633,700
Series C, Insured: AGM-CR
4.00%, due 10/1/49	43,390,000	43,715,290
Series A
5.50%, due 4/1/53	600,000	627,402
Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds
Series A
5.00%, due 6/1/33	900,000	901,898
Series A
5.00%, due 6/1/38	1,960,000	1,961,918
Harris County Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes, Revenue Bonds
Series B
7.00%, due 1/1/43	1,500,000	1,532,919
Harris County-Houston Sports Authority, Revenue Bonds, Junior Lien
Series H, Insured: NATL-RE
(zero coupon), due 11/15/24	175,000	167,294
Series H, Insured: NATL-RE
(zero coupon), due 11/15/24	795,000	743,137
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	65,000	59,229
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	535,000	466,284
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	10,000	8,330

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Harris County-Houston Sports Authority, Revenue Bonds, Junior Lien
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	$ 725,000	$ 555,582
Series H, Insured: NATL-RE
(zero coupon), due 11/15/32	250,000	161,843
Series H, Insured: NATL-RE
(zero coupon), due 11/15/33	185,000	111,409
Series H, Insured: NATL-RE
(zero coupon), due 11/15/38	1,395,000	592,403
Series H, Insured: NATL-RE
(zero coupon), due 11/15/39	1,525,000	603,732
Series H, Insured: NATL-RE
(zero coupon), due 11/15/40	1,855,000	684,430
Series H, Insured: NATL-RE
(zero coupon), due 11/15/41	700,000	240,713
Harris County-Houston Sports Authority, Revenue Bonds, Third Lien
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/32	1,670,000	951,979
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/33	890,000	477,210
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/34	220,000	117,099
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/34	2,320,000	1,169,854
Harris County-Houston Sports Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/34	2,035,000	1,158,308
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/38	36,015,000	15,519,940
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/40	1,310,000	491,947
Hemphill County Hospital District, Limited General Obligation
4.625%, due 2/1/39	2,765,000	2,696,123
Love Field Airport Modernization Corp., Revenue Bonds (b)
Insured: AGM
4.00%, due 11/1/38	5,225,000	5,260,218
Insured: AGM
4.00%, due 11/1/39	6,545,000	6,571,828
Montgomery County Toll Road Authority, Revenue Bonds, Senior Lien
5.00%, due 9/15/48	2,500,000	2,577,248
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc., Revenue Bonds (a)
4.00%, due 8/15/36	1,000,000	934,505
4.00%, due 8/15/41	6,390,000	5,756,623
4.00%, due 8/15/51	2,880,000	2,441,952
4.00%, due 8/15/56	5,000,000	4,115,741
New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Denton LLC, Revenue Bonds
Series B-1, Insured: AGM
4.00%, due 7/1/48	1,000,000	1,001,469

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Revenue Bonds
4.00%, due 11/1/49	$ 1,600,000	$ 1,454,212
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Inc., Revenue Bonds
Series A-1
4.00%, due 12/1/54	555,000	406,659
Series A-1
5.00%, due 12/1/54	2,770,000	2,621,456
New Hope Cultural Education Facilities Finance Corp., Cumberland Academy, Inc., Revenue Bonds
Series A
5.00%, due 8/15/40 (a)	4,750,000	4,779,115
New Hope Cultural Education Facilities Finance Corp., Southwest Preparatory School, Revenue Bonds
Series A
5.00%, due 8/15/50 (a)	3,930,000	3,883,191
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc., Project, Revenue Bonds
5.00%, due 1/1/55	1,500,000	1,238,943
New Hope Cultural Education Facilities Finance Corp., Legacy at Midtown Park Project, Revenue Bonds
Series A
5.50%, due 7/1/54	2,500,000	2,220,010
New Hope Cultural Education Facilities Finance Corp., CHF-Stephenville LLC, Revenue Bonds
Series A
6.00%, due 4/1/45	3,550,000	3,652,179
North East Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 1/1/41	5,750,000	5,917,872
Series B
5.00%, due 1/1/46	3,535,000	3,618,192
North Texas Tollway Authority, North Texas Tollway System, Revenue Bonds, Second Tier
Series B, Insured: BAM
3.00%, due 1/1/46	18,000,000	15,385,437
5.00%, due 1/1/50	1,750,000	1,866,561
Port Beaumont Navigation District, Jefferson Gulf Coast Energy Project, Revenue Bonds (a)(b)
Series A
2.875%, due 1/1/41	2,400,000	1,757,745
Series A
3.00%, due 1/1/50	4,525,000	3,119,826
Port Freeport, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/38 (b)	1,650,000	1,711,863
Series A
4.00%, due 6/1/39 (b)	1,620,000	1,676,713
4.00%, due 6/1/51	2,535,000	2,550,934
Port of Port Arthur Navigation District, Port Improvement, Unlimited General Obligation
4.00%, due 3/1/47	4,200,000	4,231,414
Red River Education Finance Corp., Houston Baptist University Project, Revenue Bonds
5.50%, due 10/1/46	6,000,000	6,259,610
San Antonio Education Facilities Corp., University of the Incarnate Word, Revenue Bonds
Series A
4.00%, due 4/1/51	4,000,000	3,768,548

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living Center Project, Revenue Bonds
5.00%, due 11/15/40	$ 1,500,000	$ 1,535,867
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
Series B
5.00%, due 11/15/40	1,250,000	1,317,788
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
5.00%, due 11/15/46	3,025,000	3,189,644
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds, Senior Lien
Series A
4.00%, due 12/31/39	9,250,000	9,094,645
Texas Private Activity Bond Surface Transportation Corp., Blueridge Transportation Group LLC, Revenue Bonds, Senior Lien (b)
5.00%, due 12/31/50	4,985,000	5,046,664
5.00%, due 12/31/55	10,140,000	10,257,422
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien (b)
5.00%, due 6/30/58	92,655,000	95,321,463
6.75%, due 6/30/43	11,400,000	11,773,109
Texas Transportation Commission, State Highway 249, Revenue Bonds, First Tier
(zero coupon), due 8/1/43	3,750,000	1,367,341
(zero coupon), due 8/1/44	4,200,000	1,446,805
(zero coupon), due 8/1/46	1,000,000	309,546
(zero coupon), due 8/1/47	2,000,000	587,125
(zero coupon), due 8/1/48	1,000,000	278,640
(zero coupon), due 8/1/50	1,500,000	374,536
Series A
5.00%, due 8/1/57	9,750,000	10,139,980
		443,028,243
U.S. Virgin Islands 2.4%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	25,565,000	27,366,070
Series A
5.00%, due 10/1/32	38,430,000	41,378,642
Series A
5.00%, due 10/1/39	111,075,000	117,700,935
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series C
5.00%, due 10/1/30 (a)	16,870,000	16,562,070
Series A
5.00%, due 10/1/32	15,200,000	14,794,823
Series A
5.00%, due 10/1/34 (a)	2,600,000	2,511,567
Series C
5.00%, due 10/1/39 (a)	9,610,000	9,111,355
		229,425,462

	Principal Amount	Value
Long-Term Municipal Bonds
Utah 1.0%
Black Desert Public Infrastructure District, Limited General Obligation
Series A
4.00%, due 3/1/51 (a)	$ 3,125,000	$ 2,555,975
City of Salt Lake City UT, Airport, Revenue Bonds
Series A
5.00%, due 7/1/51 (b)	6,250,000	6,780,382
Medical School Campus Public Infrastructure District, Limited General Obligation (a)
Series A
5.25%, due 2/1/40	1,430,000	1,304,743
Series A
5.50%, due 2/1/50	2,915,000	2,627,452
Mida Golf and Equestrian Center Public Infrastructure District, Limited General Obligation (a)
4.50%, due 6/1/51	8,700,000	7,157,828
4.625%, due 6/1/57	2,000,000	1,629,691
Mida Mountain Village Public Infrastructure District, Assessment Area No. 2, Special Assessment
4.00%, due 8/1/50 (a)	2,000,000	1,645,029
Mida Mountain Village Public Infrastructure District, Special Assessment (a)
Series A
4.50%, due 8/1/40	1,500,000	1,460,850
Series A
5.00%, due 8/1/50	5,000,000	4,905,778
Military Installation Development Authority, Revenue Bonds
Series A-1
4.00%, due 6/1/36	4,000,000	3,525,817
Series A-1
4.00%, due 6/1/41	2,430,000	2,056,398
Series A-1
4.00%, due 6/1/52	14,600,000	11,513,827
UIPA Crossroads Public Infrastructure District, Tax Allocation
4.375%, due 6/1/52 (a)	5,500,000	4,845,982
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: UT CSCE
4.00%, due 4/15/45	2,975,000	2,936,912
Insured: UT CSCE
4.00%, due 4/15/50	3,395,000	3,321,294
Utah Charter School Finance Authority, North Star Academy Project, Revenue Bonds
Insured: UT CSCE
4.00%, due 4/15/45	2,020,000	2,028,324
Utah Charter School Finance Authority, Vista School, Revenue Bonds
Series 2020A, Insured: UT CSCE
4.00%, due 10/15/45	1,870,000	1,845,967
Series 2020A, Insured: UT CSCE
4.00%, due 10/15/54	4,750,000	4,606,667
Utah Charter School Finance Authority, Providence Hall Project, Revenue Bonds
Series A, Insured: UT CSCE
4.00%, due 10/15/46	1,000,000	1,002,614
Series A, Insured: UT CSCE
4.00%, due 10/15/51	2,000,000	1,989,384

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Utah Infrastructure Agency, Revenue Bonds
3.00%, due 10/15/45	$ 4,425,000	$ 3,106,611
5.00%, due 10/15/46	3,450,000	3,523,537
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
4.00%, due 10/15/39	2,175,000	2,002,409
4.00%, due 10/15/42	1,970,000	1,758,000
Series A
5.00%, due 10/15/32	1,615,000	1,684,963
Series A
5.00%, due 10/15/34	3,135,000	3,249,723
Series A
5.00%, due 10/15/37	1,100,000	1,135,024
Series A
5.00%, due 10/15/40	3,880,000	3,979,477
Series A
5.375%, due 10/15/40	6,010,000	6,279,086
		96,459,744
Vermont 0.1%
Vermont Economic Development Authority, Wake Robin Corp. Project, Revenue Bonds
Series A
4.00%, due 5/1/45	2,350,000	1,962,456
Vermont Educational & Health Buildings Financing Agency, Developmental & Mental Health Services, Revenue Bonds
Series A, Insured: AGC
4.75%, due 8/15/36	500,000	505,595
Vermont Student Assistance Corp., Education Loan, Revenue Bonds
Series B
4.50%, due 6/15/45 (b)	3,500,000	3,253,066
		5,721,117
Virginia 1.8%
Farmville Industrial Development Authority, Longwood University Student Project, Revenue Bonds
Series A
5.00%, due 1/1/48	6,750,000	6,868,219
Series A
5.00%, due 1/1/55	16,300,000	16,522,368
Farmville Industrial Development Authority, Longwood University Student Housing Project, Revenue Bonds
Series A
5.00%, due 1/1/59	7,355,000	7,450,603
Henrico County Economic Development Authority, LifeSpire of Virginia, Residential Care Facility, Revenue Bonds
Series C
5.00%, due 12/1/47	2,200,000	2,299,182
James City County Economic Development Authority, Williamsburg Landing, Inc., Revenue Bonds
Series A
4.00%, due 12/1/50	3,235,000	2,641,997
Lynchburg Economic Development Authority, Randolph College Project, Revenue Bonds
5.00%, due 9/1/48	3,455,000	3,608,225

	Principal Amount	Value
Long-Term Municipal Bonds
Virginia
Newport News Economic Development Authority, LifeSpire of Virginia Obligated Group, Revenue Bonds
5.00%, due 12/1/38	$ 2,575,000	$ 2,671,498
Norfolk Redevelopment & Housing Authority, Norfolk Retirement Community, Harbors Edge Project, Revenue Bonds
Series B
4.00%, due 1/1/25	1,200,000	1,196,416
Roanoke Economic Development Authority, Lynchburg College, Revenue Bonds
Series A
4.00%, due 9/1/48	4,640,000	4,446,641
Salem Economic Development Authority, Educational Facilities, Roanoke College, Revenue Bonds
4.00%, due 4/1/45	1,000,000	966,366
5.00%, due 4/1/49	1,000,000	1,063,424
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed, Revenue Bonds
Series 2007A-1
6.706%, due 6/1/46	31,920,000	30,857,367
Virginia College Building Authority, Regent University Project, Revenue Bonds
3.00%, due 6/1/41	2,250,000	1,798,654
4.00%, due 6/1/36	1,300,000	1,287,188
Virginia College Building Authority, Marymount University Project, Green Bond, Revenue Bonds
Series B
5.00%, due 7/1/45 (a)	1,945,000	1,968,822
Virginia Small Business Financing Authority, 95 Express Lanes LLC, Revenue Bonds, Senior Lien (b)
4.00%, due 1/1/39	1,120,000	1,103,257
4.00%, due 7/1/39	3,380,000	3,328,404
4.00%, due 1/1/48	8,100,000	7,682,862
5.00%, due 7/1/36	3,000,000	3,300,986
5.00%, due 7/1/37	1,600,000	1,754,835
Virginia Small Business Financing Authority, National Senior Campuses, Inc., Revenue Bonds
4.00%, due 1/1/45	8,850,000	8,629,600
Virginia Small Business Financing Authority, Bon Secours Mercy Health, Inc., Revenue Bonds
4.00%, due 12/1/49	8,270,000	8,270,180
Virginia Small Business Financing Authority, National Senior Campuses Inc. Obligated Group, Revenue Bonds
4.00%, due 1/1/51	5,750,000	5,546,133
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Revenue Bonds, Senior Lien
5.00%, due 12/31/47 (b)	19,000,000	20,363,978
Virginia Small Business Financing Authority, Transform 66 P3 Project, Revenue Bonds, Senior Lien (b)
5.00%, due 12/31/52	11,860,000	12,303,316
5.00%, due 12/31/56	12,040,000	12,473,806
		170,404,327
Washington 1.3%
Pend Oreille County Public Utility District No. 1 Box Canyon, Revenue Bonds
4.00%, due 1/1/41	3,000,000	2,929,466
Pend Oreille County Public Utility District No. 1 Box Canyon, Green Bond, Revenue Bonds
5.00%, due 1/1/48	5,180,000	5,369,443
Port of Seattle, Intermediate Lien, Revenue Bonds
Series C
5.00%, due 8/1/46 (b)	18,250,000	19,788,528

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Port of Seattle Industrial Development Corp., Delta Air Lines, Inc., Revenue Bonds
5.00%, due 4/1/30 (b)	$ 1,825,000	$ 1,841,055
Washington Economic Development Finance Authority, North Pacific Paper Co. Recycling Project, Green Bond, Revenue Bonds
Series A
5.625%, due 12/1/40 (a)(b)	4,000,000	4,135,287
Washington Health Care Facilities Authority, CommonSpirit Health, Revenue Bonds
5.00%, due 8/1/44	11,425,000	12,153,211
Washington Higher Education Facilities Authority, Whitworth University Project, Revenue Bonds
4.00%, due 10/1/38	1,665,000	1,658,682
Series A
5.00%, due 10/1/40	3,000,000	3,171,478
Washington Higher Education Facilities Authority, Seattle Pacific University Project, Revenue Bonds
Series A
5.00%, due 10/1/45	3,550,000	3,710,135
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B
3.00%, due 7/1/48	8,250,000	6,114,615
Series B
3.00%, due 7/1/58	22,990,000	16,915,001
Series B
3.00%, due 7/1/58	4,000,000	2,784,433
Series B
4.00%, due 7/1/58	5,155,000	4,699,538
Series B
4.00%, due 7/1/58	1,750,000	1,685,945
Series A
5.00%, due 7/1/58	5,715,000	6,149,506
Washington State Convention Center Public Facilities District, Revenue Bonds
4.00%, due 7/1/58	8,910,000	8,122,770
Washington State Housing Finance Commission, Eliseo Project, Revenue Bonds (a)
Series A
4.00%, due 1/1/41	4,620,000	4,090,128
Series A
4.00%, due 1/1/57	9,785,000	8,006,391
Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds
5.00%, due 1/1/48	3,000,000	3,001,205
Whidbey Island Public Hospital District, Whidbey General Hospital, Limited General Obligation
3.75%, due 12/1/32	100,000	86,283
4.00%, due 12/1/37	290,000	242,598
Whidbey Island Public Hospital District, Unlimited General Obligation
5.375%, due 12/1/39	9,670,000	8,707,865
5.50%, due 12/1/33	2,070,000	1,968,602
		127,332,165

	Principal Amount	Value
Long-Term Municipal Bonds
West Virginia 0.3%
County of Ohio WV, Special District Excise Tax, The Highlands Project, Revenue Bonds
Series B
4.25%, due 3/1/35	$ 4,000,000	$ 3,930,211
Glenville State College, Board of Governors, Revenue Bonds
5.25%, due 6/1/47	4,000,000	3,762,101
Monongalia County Commission Excise Tax District, University Town Centre, Revenue Bonds
Series A
4.125%, due 6/1/43 (a)	1,000,000	953,499
Monongalia County Commission Excise Tax District, University Town Center, Revenue Bonds
Series A
5.50%, due 6/1/37 (a)	4,000,000	4,150,568
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue Bonds
Series A
4.00%, due 1/1/37	4,875,000	4,796,683
Series A
4.00%, due 1/1/38	2,500,000	2,440,334
Series A
4.125%, due 1/1/47	13,350,000	12,548,716
		32,582,112
Wisconsin 2.1%
Public Finance Authority, Wonderful Foundations Charter School, Revenue Bonds (a)
Series B
(zero coupon), due 1/1/60	71,700,000	5,524,284
Series A-1
5.00%, due 1/1/55	3,795,000	3,558,187
Public Finance Authority, Methodist University, Inc. (The), Revenue Bonds (a)
4.00%, due 3/1/26	755,000	754,231
4.00%, due 3/1/30	950,000	917,378
Public Finance Authority, North Carolina Leadership Charter Academy, Inc., Revenue Bonds
Series A
4.00%, due 6/15/29 (a)	270,000	264,429
Public Finance Authority, National Gypsum Co., Revenue Bonds
4.00%, due 8/1/35 (b)	4,000,000	3,617,477
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
4.00%, due 4/1/42 (a)	1,000,000	896,155
4.00%, due 4/1/52 (a)	3,000,000	2,541,356
5.00%, due 4/1/30 (a)	700,000	740,457
5.00%, due 4/1/40 (a)	300,000	310,401
5.00%, due 4/1/50 (a)	1,000,000	1,022,933
5.875%, due 4/1/45	6,350,000	6,628,035
Public Finance Authority, Fellowship Senior Living Project, Revenue Bonds
Series A
4.00%, due 1/1/46	2,955,000	2,766,803
Series A
4.00%, due 1/1/52	11,785,000	10,739,345

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, WakeMed Obligated Group, Revenue Bonds
Series A
4.00%, due 10/1/49	$ 6,750,000	$ 6,480,358
Public Finance Authority, Appalachian State University Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/50	1,000,000	1,002,953
Series A, Insured: AGM
4.00%, due 7/1/55	1,250,000	1,252,049
Series A, Insured: AGM
4.00%, due 7/1/59	1,600,000	1,602,623
Public Finance Authority, UNC Health Southeastern, Revenue Bonds
Series A
4.00%, due 2/1/51	5,505,000	4,923,729
Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, Revenue Bonds
4.00%, due 9/30/51 (b)	14,195,000	12,331,374
Public Finance Authority, College Achieve Paterson Charter School Project, Revenue Bonds
Series A
4.00%, due 6/15/52 (a)	1,565,000	1,279,669
Public Finance Authority, Fargo Moorhead Met Area Flood, Green Bond, Revenue Bonds
4.00%, due 3/31/56 (b)	6,295,000	5,376,004
Public Finance Authority, Appalachian Regional Healthcare System Obligated Group, Revenue Bonds
4.00%, due 7/1/56	2,250,000	2,016,346
Public Finance Authority, Givens Estates, Revenue Bonds
4.00%, due 12/1/56	4,750,000	4,432,307
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds (a)
Series A
5.00%, due 10/1/22	2,245,000	2,251,541
Series A
5.00%, due 10/1/24	2,200,000	2,255,324
Series A
5.00%, due 10/1/29	3,000,000	3,133,771
Series A
5.00%, due 10/1/34	1,090,000	1,120,305
Series A
5.00%, due 10/1/39	16,500,000	16,787,050
Public Finance Authority, Bancroft NeuroHealth Project, Revenue Bonds
Series A
5.00%, due 6/1/36 (a)	750,000	763,278
Public Finance Authority, Carmelite System, Inc. Obligated Group (The), Revenue Bonds
5.00%, due 1/1/40	4,085,000	4,360,584
5.00%, due 1/1/45	3,060,000	3,234,047
Public Finance Authority, TRIPS Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/42 (b)	2,750,000	2,764,822
Public Finance Authority, NC A&T Real Estate Foundation LLC Project, Revenue Bonds
Series A
5.00%, due 6/1/44	1,350,000	1,386,001

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, NC A&T Real Estate Foundation LLC Project, Revenue Bonds
Series A
5.00%, due 6/1/49	$ 6,875,000	$ 7,009,966
Series B
5.00%, due 6/1/49	2,720,000	2,771,883
Public Finance Authority, Guilford College, Revenue Bonds
Series A
5.00%, due 1/1/48	2,000,000	2,002,150
5.50%, due 1/1/47	5,910,000	6,050,719
Public Finance Authority, Coral Academy of Science Las Vegas, Revenue Bonds
Series A
5.00%, due 7/1/48	2,000,000	2,023,771
Public Finance Authority, Wilson Preparatory Academy, Revenue Bonds
Series A
5.00%, due 6/15/49 (a)	1,100,000	1,122,015
Public Finance Authority, College Achieve Central Charter School, Revenue Bonds
Series A
5.00%, due 6/15/51 (a)	2,145,000	2,074,887
Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 2/1/52	4,000,000	4,229,834
Public Finance Authority, Nevada State College, Revenue Bonds
5.00%, due 5/1/55 (a)	8,350,000	7,932,500
Public Finance Authority, The Franklin School Of Innovation, Inc., Revenue Bonds
5.00%, due 1/1/57 (a)	3,200,000	2,940,081
Public Finance Authority, Wingate University, Revenue Bonds
Series A
5.25%, due 10/1/38	3,250,000	3,384,740
Public Finance Authority, CHF-Cullowhee, LLC - Western Carolina University Project, Revenue Bonds
Series A
5.25%, due 7/1/47	2,000,000	2,023,574
Public Finance Authority, Wisconsin Airport Facilities, AFCO Investors II Portfolio, Revenue Bonds
5.75%, due 10/1/31 (a)	1,670,000	1,681,445
Public Finance Authority, Rose Villa Project, Revenue Bonds
Series A
5.75%, due 11/15/44 (a)	1,400,000	1,424,415
Public Finance Authority, Lake Erie College Project, Revenue Bonds
Series A
5.875%, due 10/1/54 (a)	2,000,000	1,775,924
Public Finance Authority, Affinity Living Group NC-12 Obligated Group, Revenue Bonds
6.75%, due 11/1/24 (a)	9,700,000	8,665,667
Public Finance Authority, Irving Convention Center Hotel Project, Revenue Bonds
Series A-2
7.00%, due 1/1/50 (a)	12,690,000	14,050,774
Wisconsin Health & Educational Facilities Authority, St. Camillus Health System, Inc., Revenue Bonds
Series B-3
2.25%, due 11/1/26	1,305,000	1,301,829

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Wisconsin Health & Educational Facilities Authority, St. Camillus Health System, Inc., Revenue Bonds
Series B-2
2.55%, due 11/1/27	$ 3,000,000	$ 2,976,605
Wisconsin Health & Educational Facilities Authority, HOPE Christian Schools, Revenue Bonds
3.00%, due 12/1/31	615,000	535,035
Wisconsin Health & Educational Facilities Authority, Rogers Memorial Hospital Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/49	2,400,000	2,485,279
Wisconsin Health & Educational Facilities Authority, Sauk-Prairie Memorial Hospital Inc. Obligated Group, Revenue Bonds
Series A
5.375%, due 2/1/48	4,400,000	4,428,403
		201,927,102
Total Long-Term Municipal Bonds (Cost $9,385,325,333)		9,093,746,294
Short-Term Municipal Notes 1.9%
Alabama 0.3%
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
1.68%, due 10/1/52 (h)	28,020,000	26,689,016
Hoover Industrial Development Board, United States Steel Corp., Green Bond, Revenue Bonds
6.375%, due 11/1/50 (b)(h)	3,140,000	3,621,116
		30,310,132
California 0.3%
Northern California Gas Authority No. 1, Gas Project, Revenue Bonds
Series B
2.246%, due 7/1/27 (h)	26,365,000	25,621,852
Louisiana 0.1%
Parish of St. John the Baptist LA, Marathon Oil Corp. Project, Revenue Bonds
Series B-2
2.375%, due 6/1/37 (h)	12,200,000	11,701,863
New Jersey 0.7%
New Jersey Turnpike Authority, Revenue Bonds
Series D-1
1.899%, due 1/1/24 (h)	64,900,000	65,703,910
Puerto Rico 0.0% ‡
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGM
2.046%, due 7/1/29 (h)	4,690,000	4,381,560

	Principal Amount	Value
Short-Term Municipal Notes
Texas 0.5%
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
1.897%, due 9/15/27 (h)	$ 48,800,000	$ 47,239,352
Virginia 0.0% ‡
Virginia Small Business Financing Authority, University Real Estate Foundation, Revenue Bonds
1.86%, due 7/1/30 (h)	55,000	55,000
West Virginia 0.0% ‡
West Virginia Economic Development Authority, Arch Resources, Inc. Project, Revenue Bonds
4.125%, due 7/1/45 (b)(h)	2,400,000	2,407,865
Total Short-Term Municipal Notes (Cost $190,234,407)		187,421,534
Total Municipal Bonds (Cost $9,575,559,740)		9,281,167,828

Long-Term Bonds 0.1%
Corporate Bonds 0.1%
Commercial Services 0.1%
Howard University
Series 21A
4.756%, due 10/1/51	5,250,000	4,926,238
Wildflower Improvement Association
6.625%, due 3/1/31 (a)	4,606,555	4,578,598
		9,504,836
Total Long-Term Bonds (Cost $9,782,228)		9,504,836

	Shares	Value
Closed-End Funds 0.6%
California 0.1%
BlackRock MuniHoldings California Quality Fund, Inc.	620,785	7,809,475
Massachusetts 0.1%
BlackRock Municipal Income Fund, Inc.	263,968	3,283,762
DWS Municipal Income Trust	131,002	1,253,689
Pioneer Municipal High Income Advantage Fund, Inc.	268,191	2,437,856
Pioneer Municipal High Income Fund Trust	325,717	3,185,513
		10,160,820
Michigan 0.0% ‡
BlackRock MuniYield Michigan Quality Fund, Inc.	277,877	3,798,579

	Shares	Value
Closed-End Funds
Multi-State 0.2%
BlackRock Municipal 2030 Target Term Trust	427,334	$ 10,106,449
BlackRock Municipal Income Quality Trust	21,958	292,920
BlackRock MuniHoldings Fund, Inc.	146,484	1,951,167
BlackRock MuniYield Quality Fund II, Inc.	588,091	7,021,806
BlackRock MuniYield Quality Fund, Inc.	287,227	3,768,418
		23,140,760
New Jersey 0.1%
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	370,721	4,952,833
New York 0.1%
BlackRock MuniHoldings New York Quality Fund, Inc.	525,108	5,896,963
BlackRock MuniYield New York Quality Fund, Inc.	543,595	5,946,929
BlackRock New York Municipal Income Trust	26,795	307,071
		12,150,963
Pennsylvania 0.0% ‡
Invesco Pennsylvania Value Municipal Income Trust	68,544	754,669
Total Closed-End Funds (Cost $70,799,157)		62,768,099
Short-Term Investment 1.7%
Unaffiliated Investment Company 1.7%
BlackRock Liquidity Funds MuniCash, 1.19% (i)	163,078,908	163,114,663
Total Short-Term Investment (Cost $163,114,663)		163,114,663
Total Investments (Cost $9,819,255,788)	98.8%	9,516,555,426
Other Assets, Less Liabilities	1.2	110,961,219
Net Assets	100.0%	$ 9,627,516,645

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Step coupon—Rate shown was the rate in effect as of July 31, 2022.
(d)	Issue in default.
(e)	Issue in non-accrual status.
(f)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2022.
(g)	Illiquid security—As of July 31, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $11,388,456, which represented 0.1% of the Fund’s net assets.

(h)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(i)	Current yield as of July 31, 2022.
Futures Contracts
As of July 31, 2022, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Notes	(3,500)	September 2022	$ (420,347,421)	$ (423,992,188)	$ (3,644,767)
U.S. Treasury Long Bonds	(2,050)	September 2022	(288,949,089)	(295,200,000)	(6,250,911)
Net Unrealized Depreciation					$ (9,895,678)

1.	As of July 31, 2022, cash in the amount of $14,090,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2022.

Abbreviation(s):
ACA—ACA Financial Guaranty Corp.
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CHF—Collegiate Housing Foundation
CR—Custodial Receipts
FGIC—Financial Guaranty Insurance Company
ICC—Insured Custody Certificates
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
SD CRED PROG—School District Credit Enhancement Program
UT CSCE—Utah Charter School Credit Enhancement Program

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 9,093,746,294	$ —	$ 9,093,746,294
Short-Term Municipal Notes	—	187,421,534	—	187,421,534
Total Municipal Bonds	—	9,281,167,828	—	9,281,167,828
Long-Term Bonds
Corporate Bonds	—	9,504,836	—	9,504,836
Total Corporate Bonds	—	9,504,836	—	9,504,836
Closed-End Funds	62,768,099	—	—	62,768,099
Short-Term Investment
Unaffiliated Investment Company	163,114,663	—	—	163,114,663
Total Investments in Securities	$ 225,882,762	$ 9,290,672,664	$ —	$ 9,516,555,426
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (9,895,678)	$ —	$ —	$ (9,895,678)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay WMC International Research Equity Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 94.1%
Australia 3.7%
Australia & New Zealand Banking Group Ltd. (Banks) (a)	101,113	$ 1,625,193
BHP Group Ltd. (Metals & Mining)	66,258	1,823,799
Glencore plc (Metals & Mining) (a)	187,070	1,057,210
Goodman Group (Equity Real Estate Investment Trusts)	46,715	678,788
Newcrest Mining Ltd. (Metals & Mining)	26,181	356,231
Orora Ltd. (Containers & Packaging)	79,591	198,287
Rio Tinto plc (Metals & Mining)	16,581	997,990
		6,737,498
Austria 0.4%
BAWAG Group AG (Banks) (a)(b)	14,030	649,457
Belgium 0.3%
UCB SA (Pharmaceuticals)	7,773	608,027
Brazil 1.3%
Cia de Saneamento Basico do Estado de Sao Paulo (Water Utilities) (a)	66,900	577,573
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	59,800	427,168
Rumo SA (Road & Rail)	135,300	458,662
Vale SA (Metals & Mining)	63,200	851,974
		2,315,377
Canada 5.6%
Agnico Eagle Mines Ltd. (Metals & Mining)	7,207	309,880
Barrick Gold Corp. (Metals & Mining)	32,376	510,209
Boat Rocker Media, Inc. (Entertainment) (a)	61,639	133,333
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	20,607	1,137,887
Canadian Pacific Railway Ltd. (Road & Rail)	4,858	383,048
Constellation Software, Inc. (Software)	592	1,007,059
Intact Financial Corp. (Insurance)	7,324	1,090,121
Lightspeed Commerce, Inc. (Software) (a)	33,328	715,135
Methanex Corp. (Chemicals)	13,305	494,983
Nuvei Corp. (IT Services) (a)	11,405	397,806
Royal Bank of Canada (Banks)	35,188	3,431,005
Shopify, Inc., Class A (IT Services) (a)	12,990	452,521
		10,062,987
China 3.2%
Airtac International Group (Machinery) (a)	25,157	690,510
Anhui Conch Cement Co. Ltd., Class H (Construction Materials)	72,500	287,477
China Longyuan Power Group Corp. Ltd., Class H (Independent Power and Renewable Electricity Producers)	949,420	1,525,643
China Merchants Bank Co. Ltd., Class H (Banks)	123,000	668,126
China Pacific Insurance Group Co. Ltd., Class H (Insurance)	160,559	344,069
China Yangtze Power Co. Ltd., Class A (Independent Power and Renewable Electricity Producers)	126,800	449,859
ENN Energy Holdings Ltd. (Gas Utilities)	38,700	633,492
Minth Group Ltd. (Auto Components)	164,000	439,815
Niu Technologies, Sponsored ADR (Automobiles) (a)	32,015	207,457

	Shares	Value
Common Stocks
China
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	93,390	$ 551,759
		5,798,207
Denmark 0.7%
Ascendis Pharma A/S, ADR (Biotechnology) (a)	4,448	380,438
Genmab A/S (Biotechnology) (a)	2,364	841,745
		1,222,183
Finland 0.8%
Cargotec Oyj, Class B (Machinery)	9,743	344,418
Nordea Bank Abp (Banks)	110,328	1,086,569
		1,430,987
France 10.6%
Airbus SE (Aerospace & Defense)	8,935	966,212
ALD SA (Road & Rail) (b)	31,205	369,951
Arkema SA (Chemicals)	4,985	474,077
AXA SA (Insurance)	69,297	1,599,759
Bureau Veritas SA (Professional Services)	31,195	860,481
Capgemini SE (IT Services)	3,608	688,518
Dassault Aviation SA (Aerospace & Defense)	1,972	281,999
Edenred (IT Services)	14,717	756,436
Engie SA (Multi-Utilities)	88,307	1,093,675
JCDecaux SA (Media) (a)	23,800	384,102
Klepierre SA (Equity Real Estate Investment Trusts) (a)	15,540	346,784
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	3,848	2,676,696
Pernod Ricard SA (Beverages)	18,007	3,543,965
Renault SA (Automobiles) (a)	6,829	201,488
Rothschild & Co. (Capital Markets)	9,471	348,138
Safran SA (Aerospace & Defense)	5,271	580,809
SOITEC (Semiconductors & Semiconductor Equipment) (a)	5,199	834,682
TotalEnergies SE (Oil, Gas & Consumable Fuels)	37,683	1,922,232
Valeo (Auto Components)	9,632	206,683
Vinci SA (Construction & Engineering)	7,048	676,394
Worldline SA (IT Services) (a)(b)	5,088	225,246
		19,038,327
Germany 2.3%
Brenntag SE (Trading Companies & Distributors)	10,795	754,786
Commerzbank AG (Banks) (a)	51,450	351,174
Daimler Truck Holding AG (Machinery) (a)	2,356	64,047
KION Group AG (Machinery)	7,674	347,926
RWE AG (Independent Power and Renewable Electricity Producers)	21,438	884,082
Siemens AG (Registered) (Industrial Conglomerates)	9,828	1,091,215
Siemens Healthineers AG (Health Care Equipment & Supplies) (b)	6,324	323,581
Talanx AG (Insurance)	9,060	329,390
		4,146,201

	Shares	Value
Common Stocks
Greece 0.2%
Hellenic Telecommunications Organization SA (Diversified Telecommunication Services)	16,355	$ 281,539
Hong Kong 3.3%
AIA Group Ltd. (Insurance)	204,708	2,066,078
CK Asset Holdings Ltd. (Real Estate Management & Development)	264,000	1,869,065
Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	15,407	707,637
Prudential plc (Insurance)	47,739	588,559
Techtronic Industries Co. Ltd. (Machinery)	56,000	624,911
		5,856,250
India 1.6%
Axis Bank Ltd. (Banks)	113,633	1,042,616
Bharti Airtel Ltd. (Wireless Telecommunication Services) (a)	109,556	916,617
Kotak Mahindra Bank Ltd. (Banks)	37,748	864,444
		2,823,677
Indonesia 0.6%
Bank Rakyat Indonesia Persero Tbk. PT (Banks)	3,622,200	1,068,158
Ireland 1.2%
AerCap Holdings NV (Trading Companies & Distributors) (a)	13,581	609,244
AIB Group plc (Banks)	298,545	679,902
Ryanair Holdings plc, Sponsored ADR (Airlines) (a)	4,267	311,491
Smurfit Kappa Group plc (Containers & Packaging)	15,234	553,143
		2,153,780
Italy 2.1%
Amplifon SpA (Health Care Providers & Services)	10,183	337,074
DiaSorin SpA (Health Care Equipment & Supplies)	3,153	439,519
Ferrari NV (Automobiles)	6,315	1,339,065
FinecoBank Banca Fineco SpA (Banks)	61,588	769,127
Stevanato Group SpA (Life Sciences Tools & Services)	26,561	454,458
UniCredit SpA (Banks)	37,634	372,656
		3,711,899
Japan 16.5%
Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	17,900	330,920
Astellas Pharma, Inc. (Pharmaceuticals)	59,400	931,521
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	28,200	793,808
Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	44,900	1,189,241
Daikin Industries Ltd. (Building Products)	5,900	1,037,737
Eisai Co. Ltd. (Pharmaceuticals)	8,900	407,722
GMO Payment Gateway, Inc. (IT Services)	9,750	809,122
Hitachi Ltd. (Industrial Conglomerates)	21,500	1,090,991
Hoya Corp. (Health Care Equipment & Supplies)	10,650	1,069,751
Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	17,900	526,693
Isuzu Motors Ltd. (Automobiles)	75,470	829,385
ITOCHU Corp. (Trading Companies & Distributors)	17,500	510,791

	Shares	Value
Common Stocks
Japan
KDDI Corp. (Wireless Telecommunication Services)	29,186	$ 940,650
Keyence Corp. (Electronic Equipment, Instruments & Components)	2,825	1,121,088
Kyowa Kirin Co. Ltd. (Pharmaceuticals)	22,300	526,046
Lasertec Corp. (Semiconductors & Semiconductor Equipment)	9,370	1,369,310
Makita Corp. (Machinery)	18,100	441,750
Mitsubishi Corp. (Trading Companies & Distributors)	18,900	562,766
Mitsubishi Electric Corp. (Electrical Equipment)	33,800	358,615
Mitsubishi UFJ Financial Group, Inc. (Banks)	197,200	1,111,542
Mitsui & Co. Ltd. (Trading Companies & Distributors)	22,300	489,974
Musashi Seimitsu Industry Co. Ltd. (Auto Components)	21,800	234,458
Nikon Corp. (Household Durables)	96,000	1,102,407
Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	39,120	1,117,681
Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	40,420	981,324
Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	22,800	639,991
Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	4,000	604,739
Orix JREIT, Inc. (Equity Real Estate Investment Trusts)	504	723,093
Resona Holdings, Inc. (Banks)	168,120	651,084
Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	17,900	461,198
Sony Group Corp. (Household Durables)	16,727	1,431,829
Subaru Corp. (Automobiles)	54,020	945,451
T&D Holdings, Inc. (Insurance)	57,300	642,355
Tokio Marine Holdings, Inc. (Insurance)	14,950	872,280
Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	4,660	1,615,669
Yamaha Motor Co. Ltd. (Automobiles)	39,700	766,150
Yamato Holdings Co. Ltd. (Air Freight & Logistics)	28,600	501,972
		29,741,104
Luxembourg 0.2%
ArcelorMittal SA (Metals & Mining)	10,537	258,897
Arrival SA (Automobiles) (a)(c)	120,747	189,573
		448,470
Macao 0.2%
Sands China Ltd. (Hotels, Restaurants & Leisure) (a)	125,600	296,331
Netherlands 6.8%
Adyen NV (IT Services) (a)(b)	312	562,791
Akzo Nobel NV (Chemicals)	5,316	358,520
Argenx SE (Biotechnology) (a)	1,320	481,946
ASML Holding NV (Semiconductors & Semiconductor Equipment)	5,056	2,902,957
IMCD NV (Trading Companies & Distributors)	2,765	442,659
Koninklijke DSM NV (Chemicals)	1,346	215,700
Koninklijke KPN NV (Diversified Telecommunication Services)	288,561	950,170
Koninklijke Philips NV (Health Care Equipment & Supplies)	22,602	468,881
Shell plc (Oil, Gas & Consumable Fuels)	191,505	5,116,968
Wolters Kluwer NV (Professional Services)	6,272	681,494
		12,182,086

	Shares	Value
Common Stocks
Norway 0.1%
Norsk Hydro ASA (Metals & Mining)	17,786	$ 120,141
Philippines 0.5%
BDO Unibank, Inc. (Banks)	394,400	856,701
Republic of Korea 0.5%
LG Chem Ltd. (Chemicals)	1,006	469,226
Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	1,173	516,355
		985,581
Russia 0.0% ‡
LUKOIL PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels) (d)(e)(f)	11,171	27,760
Mobile TeleSystems PJSC, ADR (Wireless Telecommunication Services) (d)(e)(f)	40,264	11,073
		38,833
Singapore 1.3%
Best World International Ltd. (Personal Products) (a)(c)(d)(e)(f)	151,379	149,034
Capitaland Investment Ltd. (Real Estate Management & Development)	292,500	831,971
SATS Ltd. (Transportation Infrastructure) (a)	39,100	112,563
Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	288,700	546,566
United Overseas Bank Ltd. (Banks)	36,500	729,813
		2,369,947
South Africa 0.7%
Anglo American plc (Metals & Mining)	25,472	920,069
Old Mutual Ltd. (Insurance)	582,175	397,358
		1,317,427
Spain 1.5%
CaixaBank SA (Banks)	100,649	302,427
Cellnex Telecom SA (Diversified Telecommunication Services)	23,581	1,055,487
Grifols SA (Biotechnology) (a)	28,142	410,605
Iberdrola SA (Electric Utilities) (a)	88,982	948,022
		2,716,541
Sweden 1.4%
Alfa Laval AB (Machinery)	14,161	425,607
Assa Abloy AB, Class B (Building Products)	29,587	698,794
Volvo AB, Class B (Machinery)	73,901	1,324,749
		2,449,150
Switzerland 3.9%
Alcon, Inc. (Health Care Equipment & Supplies)	12,908	1,015,027
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	13,462	1,628,731
Lonza Group AG (Registered) (Life Sciences Tools & Services)	1,234	752,051
Novartis AG (Registered) (Pharmaceuticals)	26,421	2,270,766
PSP Swiss Property AG (Registered) (Real Estate Management & Development)	2,956	353,730
Tecan Group AG (Registered) (Life Sciences Tools & Services)	1,719	611,364

	Shares	Value
Common Stocks
Switzerland
Wizz Air Holdings plc (Airlines) (a)(b)	10,838	$ 294,263
		6,925,932
Taiwan 4.2%
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	18,020	1,167,069
Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	4,000	23,093
E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	207,700	1,365,276
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	38,000	873,821
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	41,868	3,704,481
Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	92,500	493,167
		7,626,907
Thailand 0.7%
Kasikornbank PCL
(Banks)	37,900	148,867
NVDR (Banks)	261,620	1,053,183

PTT Global Chemical PCL (Chemicals)	45,700	55,928
		1,257,978
United Arab Emirates 0.2%
Network International Holdings plc (IT Services) (a)(b)	166,010	406,792
United Kingdom 15.8%
Abcam plc (Biotechnology) (a)	31,633	470,975
Allfunds Group plc (Capital Markets)	59,787	504,340
AstraZeneca plc (Pharmaceuticals)	19,193	2,522,919
BAE Systems plc (Aerospace & Defense)	50,631	476,109
Beazley plc (Insurance)	127,265	843,002
BP plc (Oil, Gas & Consumable Fuels)	204,952	1,003,898
British American Tobacco plc (Tobacco)	80,905	3,179,754
BT Group plc (Diversified Telecommunication Services)	474,454	936,541
CNH Industrial NV (Machinery)	14,269	183,523
Coca-Cola Europacific Partners plc (Beverages)	38,787	2,099,152
Compass Group plc (Hotels, Restaurants & Leisure)	53,622	1,258,558
ConvaTec Group plc (Health Care Equipment & Supplies) (b)	180,216	502,583
Croda International plc (Chemicals)	6,607	603,426
Diageo plc (Beverages)	94,923	4,511,735
Experian plc (Professional Services)	12,324	431,804
Genus plc (Biotechnology)	5,529	191,618
HSBC Holdings plc (Banks)	185,136	1,161,050
Hyve Group plc (Media) (a)	102,687	87,605
Intermediate Capital Group plc (Capital Markets)	4,110	76,446
London Stock Exchange Group plc (Capital Markets)	15,140	1,477,546
National Express Group plc (Road & Rail) (a)	29,908	67,180
Rotork plc (Machinery)	87,474	277,756
Smith & Nephew plc (Health Care Equipment & Supplies)	32,669	418,283
Standard Chartered plc (Banks)	158,171	1,091,399
Unilever plc (Personal Products)	68,275	3,325,623

	Shares	Value
Common Stocks
United Kingdom
WPP plc (Media)	56,771	$ 612,482
		28,315,307
United States 1.7%
Atlassian Corp. plc, Class A (Software) (a)	2,486	520,370
QIAGEN NV (Life Sciences Tools & Services) (a)	8,622	430,737
Roche Holding AG (Pharmaceuticals)	2,347	779,394
Schneider Electric SE (Electrical Equipment)	10,054	1,394,523
		3,125,024
Total Common Stocks (Cost $187,254,816)		169,084,806
Preferred Stocks 2.0%
Brazil 0.5%
Banco Bradesco SA (Banks)	288,500	971,871
Germany 0.3%
Volkswagen AG (Automobiles) 2.91%	3,902	547,885
Republic of Korea 1.2%
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals) 1.88%	48,696	2,145,972
Total Preferred Stocks (Cost $5,027,358)		3,665,728
Exchange-Traded Fund 2.4%
United States 2.4%
iShares MSCI ACWI ex US ETF (c)	92,066	4,282,910
Total Exchange-Traded Fund (Cost $4,236,239)		4,282,910

Short-Term Investments 0.9%
Affiliated Investment Company 0.8%
United States 0.8%
MainStay U.S. Government Liquidity Fund, 1.544% (g)	1,337,164	1,337,164
Unaffiliated Investment Company 0.1%
United States 0.1%
Invesco Government & Agency Portfolio, 2.17% (g)(h)	232,336	232,336
Total Short-Term Investments (Cost $1,569,500)		1,569,500
Total Investments, Before Investments Sold Short (Cost $198,087,913)	99.4%	178,602,944
Investments Sold Short (0.0)% ‡

		Value
Common Stock Sold Short (0.0)% ‡
Australia (0.0)% ‡
Virgin Australia Airlines Holdings Pty. Ltd. (Airlines) (a)(d)(e)(f)	(444,108)	$ (31)
Total Common Stock Sold Short (Proceeds $0)		(31)

	Number of Rights
Right Sold Short (0.0)% ‡
United States (0.0)% ‡
Intercell (Biotechnology) Expires 12/31/49 (a)(d)(e)(f)	(19,159)	(2)
Total Right Sold Short (Proceeds $0)		(2)

	Number of Warrants
Warrants Sold Short (0.0)% ‡
Singapore (0.0)% ‡
Ezion Holdings Ltd. (Energy Equipment & Services)
Expires 4/16/23 (a)(d)(e)(f)	(2,005,620)	—
Total Warrants Sold Short (Proceeds $0)		—
Total Investments Sold Short (Proceeds $0)		(33)
Total Investments, Net of Investments Sold Short (Cost $198,087,913)	99.4%	178,602,911
Other Assets, Less Liabilities	0.6	1,073,983
Net Assets	100.0%	$ 179,676,894

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of July 31, 2022, the aggregate market value of securities on loan was $333,662; the total market value of collateral held by the Fund was $366,148. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $133,812. The Fund received cash collateral with a value of $232,336.
(d)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2022, the total market value was $187,834, which represented 0.1% of the Fund’s net assets.
(e)	Illiquid security—As of July 31, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $187,834, which represented 0.1% of the Fund’s net assets.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Current yield as of July 31, 2022.
(h)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 2,105	$ 30,753	$ (31,521)	$ —	$ —	$ 1,337	$ 2	$ —	1,337
Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
NVDR—Non-Voting Depositary Receipt
PCL—Provision for Credit Losses

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 6,737,498	$ —	$ 6,737,498
Austria	—	649,457	—	649,457
Belgium	—	608,027	—	608,027
China	207,457	5,590,750	—	5,798,207
Denmark	380,438	841,745	—	1,222,183
Finland	—	1,430,987	—	1,430,987
France	—	19,038,327	—	19,038,327
Germany	—	4,146,201	—	4,146,201
Greece	—	281,539	—	281,539
Hong Kong	—	5,856,250	—	5,856,250
India	—	2,823,677	—	2,823,677
Indonesia	—	1,068,158	—	1,068,158
Ireland	920,735	1,233,045	—	2,153,780
Italy	454,458	3,257,441	—	3,711,899
Japan	—	29,741,104	—	29,741,104
Luxembourg	189,573	258,897	—	448,470
Macao	—	296,331	—	296,331
Netherlands	—	12,182,086	—	12,182,086
Norway	—	120,141	—	120,141
Philippines	—	856,701	—	856,701
Republic of Korea	—	985,581	—	985,581
Singapore	—	2,220,913	149,034	2,369,947
South Africa	—	1,317,427	—	1,317,427
Spain	—	2,716,541	—	2,716,541
Sweden	—	2,449,150	—	2,449,150
Switzerland	—	6,925,932	—	6,925,932
Taiwan	3,704,481	3,922,426	—	7,626,907
Thailand	—	1,257,978	—	1,257,978
United Arab Emirates	—	406,792	—	406,792
United Kingdom	2,099,152	26,216,155	—	28,315,307
United States	520,370	2,604,654	—	3,125,024
All Other Countries	12,378,364	—	38,833	12,417,197
Total Common Stocks	20,855,028	148,041,911	187,867	169,084,806
Preferred Stocks	971,871	2,693,857	—	3,665,728
Exchange-Traded Fund	4,282,910	—	—	4,282,910
Short-Term Investments
Affiliated Investment Company	1,337,164	—	—	1,337,164
Unaffiliated Investment Company	232,336	—	—	232,336
Total Short-Term Investments	1,569,500	—	—	1,569,500
Total Investments in Securities	$ 27,679,309	$ 150,735,768	$ 187,867	$ 178,602,944
Liability Valuation Inputs
Common Stock Sold Short	$ —	$ —	$ (31)	$ (31)
Right Sold Short	—	—	(2)	(2)
Warrants Sold Short	—	—	—	—
Total Investments in Securities Sold Short	$ —	$ —	$ (33)	$ (33)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay New York Tax Free Opportunities Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Principal Amount	Value
Municipal Bonds 94.2%
Long-Term Municipal Bonds 93.8%
Certificate of Participation/Lease 0.1%
Rensselaer City School District, Certificate of Participation
Insured: AGM State Aid Withholding
4.00%, due 6/1/34	$ 650,000	$ 678,159
Insured: AGM State Aid Withholding
4.00%, due 6/1/35	850,000	885,565
		1,563,724
Education 16.4%
Albany Capital Resource Corp., Albany College of Pharmacy and Health Sciences, Revenue Bonds
Series A
5.00%, due 12/1/33	150,000	155,009
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
5.00%, due 6/1/49	2,380,000	2,355,549
Albany Capital Resource Corp., Brighter Choice Elementary Charter Schools, Revenue Bonds
Series A
4.00%, due 4/1/37	2,065,000	1,848,105
Albany Capital Resource Corp., Equitable School Revolving Fund LLC, Revenue Bonds
Series D
4.00%, due 11/1/46	3,000,000	2,873,460
Amherst Development Corp., Daemen College Project, Revenue Bonds
4.00%, due 10/1/37	1,000,000	897,587
5.00%, due 10/1/43	2,000,000	2,006,375
5.00%, due 10/1/48	2,000,000	1,992,288
Buffalo & Erie County Industrial Land Development Corp., D'Youville College Project, Revenue Bonds
Series A
4.00%, due 11/1/40	1,000,000	1,009,674
Series A
4.00%, due 11/1/50	5,000,000	4,914,078
Buffalo & Erie County Industrial Land Development Corp., Tapestry Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/47	500,000	499,291
Series A
5.00%, due 8/1/52	3,995,000	3,958,203
Build NYC Resource Corp., Brilla College Preparatory Charter Schools, Revenue Bonds
Series A
4.00%, due 11/1/41 (a)	2,000,000	1,732,142
Build NYC Resource Corp., Children's Aid Society Project, Revenue Bonds
5.00%, due 7/1/45	1,120,000	1,172,074
Build NYC Resource Corp., Grand Concourse Academy Charter School Project, Revenue Bonds
Series A
5.00%, due 7/1/42	600,000	626,247
Series A
5.00%, due 7/1/56	550,000	561,211
Build NYC Resource Corp., Inwood Academy Leadership Charter School Project, Revenue Bonds (a)
Series A
5.125%, due 5/1/38	800,000	830,763

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Build NYC Resource Corp., Inwood Academy Leadership Charter School Project, Revenue Bonds (a)
Series A
5.50%, due 5/1/48	$ 1,500,000	$ 1,565,846
Build NYC Resource Corp., Manhattan College Project, Revenue Bonds
4.00%, due 8/1/42	1,500,000	1,467,552
5.00%, due 8/1/47	240,000	250,842
Build NYC Resource Corp., Metropolitan College of New York, Revenue Bonds
5.50%, due 11/1/44	2,500,000	2,540,918
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds (a)
Series A
5.00%, due 6/1/32	1,000,000	1,026,671
Series A
5.00%, due 6/1/37	1,500,000	1,526,281
Series A
5.00%, due 6/1/47	3,100,000	3,109,016
Series A
5.00%, due 6/1/52	1,500,000	1,501,171
Build NYC Resource Corp., New World Preparatory Charter School Project, Revenue Bonds
Series A
4.00%, due 6/15/51	2,180,000	1,860,516
Series A
4.00%, due 6/15/56	660,000	551,813
Build NYC Resource Corp., New York Law School Project, Revenue Bonds
5.00%, due 7/1/30	3,865,000	4,024,509
5.00%, due 7/1/33	1,520,000	1,567,574
5.00%, due 7/1/41	1,050,000	1,072,260
Build NYC Resource Corp., Shefa School Project, Revenue Bonds
Series A
5.00%, due 6/15/51 (a)	2,500,000	2,557,392
County of Cattaraugus NY, St. Bonaventure University Project, Revenue Bonds
Series A
5.00%, due 5/1/44	1,200,000	1,229,601
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds (a)
Series A
5.00%, due 7/1/40	1,100,000	1,140,687
Series A
5.00%, due 7/1/51	1,000,000	1,022,248
Dutchess County Local Development Corp., Culinary Institute of America Project (The), Revenue Bonds
Series A-1
5.00%, due 7/1/31	375,000	398,764
Series A-1
5.00%, due 7/1/33	700,000	740,470
Dutchess County Local Development Corp., Marist College Project, Revenue Bonds
Series A
5.00%, due 7/1/39	1,000,000	1,015,007
5.00%, due 7/1/43	2,000,000	2,149,205
5.00%, due 7/1/48	4,000,000	4,265,894

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Hempstead Town Local Development Corp., Molloy College Project, Revenue Bonds
5.00%, due 7/1/38	$ 870,000	$ 928,040
5.00%, due 7/1/43	1,020,000	1,077,716
5.00%, due 7/1/48	1,100,000	1,155,837
Monroe County Industrial Development Corp., Nazareth College of Rochester, Revenue Bonds
Series A
4.00%, due 10/1/47	1,695,000	1,623,797
Monroe County Industrial Development Corp., St. John Fisher College, Revenue Bonds
Series A
5.00%, due 6/1/24	330,000	330,716
Monroe County Industrial Development Corp., University of Rochester Project, Revenue Bonds
Series C
4.00%, due 7/1/43	3,000,000	3,022,535
Series D
4.00%, due 7/1/43	2,470,000	2,488,554
Series A
4.00%, due 7/1/50	9,000,000	9,012,295
New York City Educational Construction Fund, Revenue Bonds
Series B, Insured: State Intercept
5.00%, due 4/1/38	3,380,000	3,842,023
Series B, Insured: State Intercept
5.00%, due 4/1/52	5,000,000	5,537,174
New York State Dormitory Authority, Brooklyn Law School, Revenue Bonds
Series A
5.00%, due 7/1/33	1,650,000	1,787,203
New York State Dormitory Authority, Fordham University, Revenue Bonds
4.00%, due 7/1/46	4,830,000	4,719,983
4.00%, due 7/1/50	8,500,000	8,217,765
Series A
5.00%, due 7/1/41	1,075,000	1,145,862
New York State Dormitory Authority, Friends of The Bay Shore-Brightwaters Public Library, Inc., Revenue Bonds
Insured: AMBAC
4.625%, due 7/1/36	200,000	200,122
New York State Dormitory Authority, Iona College, Revenue Bonds
Series A
5.00%, due 7/1/46	550,000	584,057
Series A
5.00%, due 7/1/51	1,300,000	1,373,147
New York State Dormitory Authority, New School (The), Revenue Bonds
Series A
5.00%, due 7/1/35	195,000	203,116
New York State Dormitory Authority, New York University, Revenue Bonds
Series A
4.00%, due 7/1/43	2,950,000	2,977,583
Series A
4.00%, due 7/1/45	9,675,000	9,735,405
Series A
4.00%, due 7/1/46	4,000,000	4,027,267

	Principal Amount	Value
Long-Term Municipal Bonds
Education
New York State Dormitory Authority, Pace University, Revenue Bonds
Series A
4.00%, due 5/1/33	$ 400,000	$ 400,166
Series A
4.25%, due 5/1/42	450,000	447,570
New York State Dormitory Authority, Rockefeller University (The), Revenue Bonds
Series C
4.00%, due 7/1/49	7,055,000	7,072,147
New York State Dormitory Authority, St. John's University, Revenue Bonds
Series A
4.00%, due 7/1/48	5,250,000	5,161,442
New York State Dormitory Authority, St. Joseph's College, Revenue Bonds
4.00%, due 7/1/40	200,000	196,198
5.00%, due 7/1/51	1,475,000	1,559,291
New York State Dormitory Authority, St. Lawrence-Lewis Board of Cooperative Educational Services, Revenue Bonds
Series A
4.00%, due 8/15/42	5,500,000	5,570,185
Series B, Insured: BAM
4.00%, due 8/15/45	4,320,000	4,352,303
Series B, Insured: BAM
4.00%, due 8/15/50	1,340,000	1,341,378
New York State Dormitory Authority, Touro College and University System Obligated Group, Revenue Bonds
5.00%, due 1/1/42	5,000,000	5,116,240
Oneida County Local Development Corp., Utica College Project, Revenue Bonds
5.00%, due 7/1/49	3,250,000	3,322,445
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
4.00%, due 12/1/47	2,100,000	2,100,552
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	1,010,000	1,010,768
Riverhead Industrial Development Agency, Riverhead Charter School, Revenue Bonds
Series A
7.00%, due 8/1/43	925,000	954,174
Series 2013A
7.00%, due 8/1/48	730,000	752,530
Schenectady County Capital Resource Corp., Union College Project, Revenue Bonds
5.25%, due 7/1/52	1,000,000	1,113,735
St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds
5.00%, due 9/1/47	2,975,000	3,113,026
St. Lawrence County Industrial Development Agency, St. Lawrence University, Revenue Bonds
Series A
4.00%, due 7/1/43	3,000,000	3,004,432
Syracuse Industrial Development Agency, Syracuse City School District Project, Revenue Bonds
Series A, Insured: State Aid Withholding
3.25%, due 5/1/34	1,000,000	1,005,510
Series 2020A, Insured: State Aid Withholding
4.00%, due 5/1/36	1,500,000	1,563,446

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Revenue Bonds
5.00%, due 8/1/32	$ 1,000,000	$ 1,063,496
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Revenue Bonds
Series A
4.00%, due 10/15/29	200,000	194,735
Series A
5.00%, due 10/15/39	1,680,000	1,697,080
Series A
5.00%, due 10/15/49	640,000	635,247
5.00%, due 10/15/50	1,350,000	1,335,800
Yonkers Industrial Development Agency, New Community School Project, Revenue Bonds
Insured: State Aid Withholding
4.00%, due 5/1/41	2,280,000	2,333,834
Insured: State Aid Withholding
4.00%, due 5/1/46	2,655,000	2,683,646
Insured: State Aid Withholding
4.00%, due 5/1/51	3,000,000	3,001,745
		190,109,611
General Obligation 7.2%
City of Buffalo NY, Limited General Obligation
Series A
5.00%, due 4/1/27	500,000	554,817
Series A
5.00%, due 4/1/28	400,000	443,104
City of Glens Falls NY, Public Improvement, Limited General Obligation
Insured: AGM
4.00%, due 1/15/31	500,000	524,871
Insured: AGM
4.00%, due 1/15/32	315,000	329,473
Insured: AGM
4.00%, due 1/15/33	250,000	260,559
City of New York NY, Unlimited General Obligation
Series A-1, Insured: BAM
4.00%, due 8/1/44	4,930,000	4,970,242
City of Newburgh NY, Limited General Obligation
Series A, Insured: AGM
3.50%, due 7/15/36	725,000	694,048
City of Ogdensburg NY, Public Improvement, Limited General Obligation
5.50%, due 4/15/23	40,000	40,485
5.50%, due 4/15/24	45,000	46,110
5.50%, due 4/15/26	50,000	51,545
5.50%, due 4/15/28	55,000	56,234
City of Plattsburgh NY, Public Improvement, Limited General Obligation
Series B, Insured: AGM
5.00%, due 9/15/22	455,000	456,775
Series B, Insured: AGM
5.00%, due 9/15/24	510,000	540,817

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
City of Plattsburgh NY, Public Improvement, Limited General Obligation
Series B, Insured: AGM
5.00%, due 9/15/25	$ 470,000	$ 509,982
Series B, Insured: AGM
5.00%, due 9/15/26	395,000	437,908
City of Poughkeepsie NY, Public Improvement, Limited General Obligation
5.00%, due 6/1/31	600,000	638,067
City of Yonkers NY, Limited General Obligation
Series B, Insured: AGM State Aid Withholding
3.00%, due 2/15/39	600,000	556,762
Series A, Insured: BAM
4.00%, due 9/1/31	1,500,000	1,601,408
Series A, Insured: BAM
4.00%, due 5/1/35	1,550,000	1,643,466
Series A, Insured: AGM
4.00%, due 2/15/36	700,000	730,529
Series B, Insured: AGM State Aid Withholding
4.00%, due 2/15/36	740,000	772,273
Series A, Insured: BAM
4.00%, due 5/1/36	1,700,000	1,786,385
Series A, Insured: BAM
4.00%, due 5/1/37	2,000,000	2,084,304
Series B, Insured: AGM State Aid Withholding
4.00%, due 2/15/38	1,300,000	1,343,770
Series A, Insured: AGM
5.00%, due 2/15/32	850,000	990,239
Series B, Insured: AGM State Aid Withholding
5.00%, due 2/15/32	855,000	996,064
Series A, Insured: AGM
5.00%, due 2/15/34	600,000	691,472
Series B, Insured: AGM State Aid Withholding
5.00%, due 2/15/34	750,000	864,339
City of Yonkers NY, Unlimited General Obligation
Series B, Insured: BAM State Aid Withholding
4.00%, due 5/1/39	2,000,000	2,047,344
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
(zero coupon), due 7/1/24	350,745	326,376
Series A-1
(zero coupon), due 7/1/33	1,351,801	805,626
Series A-1
4.00%, due 7/1/33	1,050,426	1,008,119
Series A-1
4.00%, due 7/1/35	884,193	837,067
Series A-1
4.00%, due 7/1/37	810,367	759,116
Series A-1
4.00%, due 7/1/41	1,101,791	1,014,913

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/46	$ 1,000,000	$ 904,067
Series A-1
5.375%, due 7/1/25	1,169,884	1,226,141
Series A-1
5.625%, due 7/1/27	1,159,287	1,257,593
Series A-1
5.625%, due 7/1/29	1,140,480	1,262,298
Series A-1
5.75%, due 7/1/31	1,107,737	1,245,658
County of Clinton NY, Limited General Obligation
Insured: AGM
4.00%, due 6/1/38 (b)	1,500,000	1,514,023
County of Nassau NY, Limited General Obligation
Series B, Insured: AGM
5.00%, due 4/1/49	10,000,000	11,135,994
County of Onondaga NY, Limited General Obligation
3.00%, due 6/1/39	2,150,000	2,012,042
3.25%, due 4/15/34	1,250,000	1,255,593
County of Rockland NY, Limited General Obligation
Insured: BAM
5.00%, due 6/1/24	500,000	529,327
Insured: BAM
5.00%, due 6/1/25	560,000	608,512
Insured: BAM
5.00%, due 6/1/26	550,000	612,073
County of Rockland NY, Various Purpose, Limited General Obligation
Insured: AGM
4.00%, due 5/1/44	915,000	921,053
Insured: AGM
4.00%, due 5/1/45	950,000	956,277
Insured: AGM
4.00%, due 5/1/46	985,000	989,965
Insured: AGM
4.00%, due 5/1/48	1,065,000	1,066,873
County of Suffolk NY, Public Improvement, Limited General Obligation
Series B, Insured: AGM
3.00%, due 10/15/32	5,480,000	5,432,383
Series B, Insured: AGM
3.00%, due 10/15/33	2,400,000	2,311,545
Series A, Insured: AGM
3.25%, due 6/1/36	715,000	681,926
Series A, Insured: AGM
3.25%, due 6/1/37	725,000	686,958
Series A, Insured: BAM
4.00%, due 4/1/33	2,190,000	2,300,138

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Harrison Central School District, Unlimited General Obligation
Insured: State Aid Withholding
3.50%, due 3/15/44	$ 1,015,000	$ 1,016,050
Insured: State Aid Withholding
3.50%, due 3/15/45	1,055,000	1,053,021
Insured: State Aid Withholding
3.55%, due 3/15/47	1,130,000	1,130,585
Lackawanna City School District, Unlimited General Obligation
Insured: BAM State Aid Withholding
4.00%, due 6/15/32	745,000	774,038
Niagara Falls City School District, Unlimited General Obligation
Insured: BAM State Aid Withholding
5.00%, due 6/15/27	960,000	1,093,843
Poughkeepsie School District, New York School District Refunding, Unlimited General Obligation
Insured: AGM State Aid Withholding
3.00%, due 5/1/33	400,000	395,438
Town of Oyster Bay NY, Limited General Obligation
Insured: AGM
4.00%, due 8/1/30	365,000	365,000
Town of Oyster Bay NY, Public Improvement, Limited General Obligation
4.00%, due 2/15/26	3,440,000	3,644,637
Series A, Insured: BAM
5.00%, due 1/15/28	500,000	522,753
Village of Valley Stream NY, Various Purpose, Limited General Obligation
Insured: BAM
4.00%, due 4/1/33	490,000	508,417
Insured: BAM
4.00%, due 4/1/34	510,000	527,050
Insured: BAM
4.00%, due 4/1/35	530,000	546,513
Insured: BAM
4.00%, due 4/1/36	550,000	564,003
Insured: BAM
4.00%, due 4/1/37	570,000	582,829
		83,049,225
Hospital 10.6%
Brookhaven Local Development Corp., Long Island Community Hospital Health Care Services Foundation, Revenue Bonds
Series A, Insured: AGM-CR
3.375%, due 10/1/40	7,990,000	7,644,051
Brookhaven Local Development Corp., Long Island Community Hospital Project, Revenue Bonds
Series A
4.00%, due 10/1/45	3,500,000	3,422,189
Series A
5.00%, due 10/1/33	1,000,000	1,101,634
Series A
5.00%, due 10/1/35	1,000,000	1,095,058

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
Brookhaven Local Development Corp., Long Island Community Hospital Project, Revenue Bonds
Series A
5.00%, due 10/1/50	$ 6,250,000	$ 6,653,098
Broome County Local Development Corp., United Health Services Hospitals Obligated Group, Revenue Bonds
Insured: AGM
3.00%, due 4/1/50	6,835,000	5,204,512
Insured: AGM
4.00%, due 4/1/39	700,000	706,140
Insured: AGM
4.00%, due 4/1/50	4,265,000	4,199,491
Build NYC Resource Corp., Children's Aid Society Project (The), Revenue Bonds
4.00%, due 7/1/44	600,000	603,529
4.00%, due 7/1/49	1,300,000	1,303,780
Dutchess County Local Development Corp., Health Quest Systems, Inc., Revenue Bonds
Series B
5.00%, due 7/1/46	6,000,000	6,188,642
Genesee County Funding Corp. (The), Rochester Regional Health Obligated Group, Revenue Bonds
Series A
5.00%, due 12/1/24	200,000	210,334
Series A
5.00%, due 12/1/25	215,000	230,164
Series A
5.00%, due 12/1/26	340,000	369,927
Series A
5.00%, due 12/1/27	400,000	440,996
Series A
5.00%, due 12/1/28	600,000	666,821
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/31	2,705,000	2,691,681
Monroe County Industrial Development Corp., Highland Hospital, Revenue Bonds
4.00%, due 7/1/40	3,100,000	3,145,931
Monroe County Industrial Development Corp., Rochester General Hospital (The), Revenue Bonds
4.00%, due 12/1/37	1,000,000	988,776
Series A
5.00%, due 12/1/32	540,000	543,068
Series A
5.00%, due 12/1/42	1,000,000	1,004,009
Monroe County Industrial Development Corp., Rochester Regional Health Project, Revenue Bonds
Series A
4.00%, due 12/1/46	750,000	688,496
Nassau County Local Economic Assistance Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
5.00%, due 7/1/34	250,000	256,849
New York State Dormitory Authority, Catholic Health System Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/45	3,490,000	3,017,715
New York State Dormitory Authority, Garnet Health Medical Center Obligated Group, Revenue Bonds (a)
5.00%, due 12/1/32	800,000	849,733

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
New York State Dormitory Authority, Garnet Health Medical Center Obligated Group, Revenue Bonds (a)
5.00%, due 12/1/34	$ 3,500,000	$ 3,689,457
New York State Dormitory Authority, Maimonides Medical Center, Revenue Bonds
Insured: FHA 241
3.00%, due 2/1/50	14,000,000	11,634,473
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Revenue Bonds
Series 1
4.00%, due 7/1/37	470,000	482,015
Series 1
4.00%, due 7/1/38	5,530,000	5,663,572
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A
4.00%, due 8/1/36	3,750,000	3,610,094
Series A
4.00%, due 8/1/37	1,750,000	1,675,788
New York State Dormitory Authority, Northwell Health Obligated Group, Revenue Bonds
Series B-3
5.00%, due 5/1/48 (c)	5,000,000	5,408,133
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/48	750,000	588,785
Series A
4.00%, due 7/1/40	1,000,000	1,006,777
Series A
4.00%, due 7/1/50	11,455,000	11,334,839
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds
5.00%, due 12/1/35 (a)	100,000	103,437
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 12/1/44	4,150,000	3,530,507
Series A, Insured: AGM
4.00%, due 12/1/32	1,000,000	1,040,861
Series A, Insured: AGM
4.00%, due 12/1/33	1,255,000	1,303,994
Series A, Insured: AGM
4.00%, due 12/1/34	1,585,000	1,644,851
Series A, Insured: AGM
4.00%, due 12/1/36	1,650,000	1,709,109
Series A, Insured: AGM
4.00%, due 12/1/37	1,155,000	1,195,116
Series A, Insured: AGM
4.00%, due 12/1/37	1,270,000	1,311,034
Series A, Insured: AGM
4.00%, due 12/1/38	1,000,000	1,033,889
Series A, Insured: AGM
4.00%, due 12/1/46	4,000,000	3,956,266
Series A, Insured: AGM
4.00%, due 12/1/49	4,000,000	4,035,541

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
Suffolk County Economic Development Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
Series C
5.00%, due 7/1/33	$ 250,000	$ 257,350
Westchester County Local Development Corp., Westchester Medical Center, Revenue Bonds
5.00%, due 11/1/46	2,500,000	2,547,721
		121,990,233
Housing 1.7%
Albany Capital Resource Corp., Empire Commons Student Housing, Inc., Revenue Bonds
Series A
5.00%, due 5/1/29	600,000	634,561
Series A
5.00%, due 5/1/30	350,000	368,772
Series A
5.00%, due 5/1/31	200,000	210,296
Amherst Development Corp., UBF Faculty-Student Housing Corp., Revenue Bonds
Insured: BAM
4.00%, due 10/1/42	4,945,000	5,041,611
Series A, Insured: AGM
5.00%, due 10/1/45	2,000,000	2,177,776
New York City Housing Development Corp., College of Staten Island Residences, Revenue Bonds
Series A, Insured: AGM
3.25%, due 7/1/27	2,950,000	2,952,880
New York State Dormitory Authority, University Facilities, Revenue Bonds
Series 2019A
4.00%, due 7/1/49	3,050,000	3,062,144
Series A
5.00%, due 7/1/43	1,500,000	1,675,369
Onondaga Civic Development Corp., Onondaga Community College Housing Development Corp., Revenue Bonds
Series A
5.00%, due 10/1/22	325,000	325,682
Series A
5.00%, due 10/1/24	400,000	408,441
Series A
5.00%, due 10/1/25	250,000	256,450
Westchester County Local Development Corp., Purchase Housing Corp. II Project, Revenue Bonds
5.00%, due 6/1/29	185,000	195,373
5.00%, due 6/1/30	330,000	347,012
5.00%, due 6/1/31	320,000	335,345
5.00%, due 6/1/37	1,000,000	1,033,266
5.00%, due 6/1/42	1,000,000	1,024,047
		20,049,025
Other Revenue 35.9%
Battery Park City Authority, Green Bond, Revenue Bonds, Senior Lien
Series A
4.00%, due 11/1/44	4,355,000	4,440,375

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Brookhaven Local Development Corp., Jefferson's Ferry Project, Revenue Bonds
Series A
4.00%, due 11/1/55	$ 3,565,000	$ 3,406,913
5.25%, due 11/1/36	1,130,000	1,203,678
Broome County Local Development Corp., Good Shepherd Village at Endwell, Revenue Bonds
4.00%, due 7/1/31	1,565,000	1,528,226
4.00%, due 7/1/36	2,100,000	1,990,138
4.00%, due 1/1/47	1,160,000	1,022,857
Build NYC Resource Corp., Bronx Charter School for Excellence Project, Revenue Bonds
Series A
5.50%, due 4/1/43	1,160,000	1,171,157
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (a)(b)	4,305,000	4,435,979
Build NYC Resource Corp., Royal Charter Properties, Inc., Revenue Bonds
Insured: AGM
4.75%, due 12/15/32	2,000,000	2,012,711
Chautauqua Tobacco Asset Securitization Corp., Revenue Bonds
5.00%, due 6/1/34	750,000	752,718
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	2,500,000	424,214
5.625%, due 5/15/43	2,300,000	2,338,804
City of New York NY, Alvin Ailey Dance Foundation, Inc., Revenue Bonds
Series A
4.00%, due 7/1/46	1,515,000	1,525,592
City of New York NY, Museum of Modern Art (The), Revenue Bonds
Series 2016-ONE-E
4.00%, due 4/1/30	1,200,000	1,271,319
Development Authority of the North Country, Solid Waste Management System, Revenue Bonds
Insured: AGM
3.25%, due 9/1/39	550,000	530,224
Insured: AGM
3.25%, due 9/1/40	570,000	541,550
Insured: AGM
3.25%, due 9/1/42	610,000	567,082
Insured: AGM
3.25%, due 9/1/43	630,000	580,114
Insured: AGM
3.25%, due 9/1/44	650,000	594,855
Insured: AGM
3.375%, due 9/1/38	535,000	526,405
Insured: AGM
3.50%, due 9/1/37	515,000	517,083
Dobbs Ferry Local Development Corp., Mercy College Project, Revenue Bonds
5.00%, due 7/1/39	1,000,000	1,029,825
Dutchess County Resource Recovery Agency, Solid Waste System, Revenue Bonds (b)
5.00%, due 1/1/25	1,000,000	1,070,769
5.00%, due 1/1/26	1,000,000	1,096,681

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Erie Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 6/1/47	$ 18,000,000	$ 3,936,202
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	2,476,245	2,197,667
Hudson Yards Infrastructure Corp., Revenue Bonds
Series A
5.00%, due 2/15/31	8,380,000	9,344,786
Series A
5.00%, due 2/15/42	7,500,000	8,085,295
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A, Insured: AGM
4.00%, due 2/15/47	4,000,000	4,037,299
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series A
5.00%, due 7/1/36	900,000	866,759
Series A
5.25%, due 7/1/56	2,500,000	2,286,577
Long Island Power Authority, Electric System, Revenue Bonds
Series A
4.00%, due 9/1/38	2,000,000	2,051,383
Series A
4.00%, due 9/1/39	4,750,000	4,866,498
Series A
4.00%, due 9/1/40	550,000	562,265
5.00%, due 9/1/37	2,000,000	2,242,147
5.00%, due 9/1/38	1,000,000	1,117,940
5.00%, due 9/1/39	1,000,000	1,115,917
5.00%, due 9/1/42	2,000,000	2,200,968
Series A
5.00%, due 9/1/44	2,000,000	2,084,283
Series B
5.00%, due 9/1/45	1,000,000	1,070,842
Series B
5.00%, due 9/1/46	245,000	267,392
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	3,140,000	3,361,215
Series A
5.00%, due 10/1/32	3,140,000	3,380,925
Series A
5.00%, due 10/1/39	9,415,000	9,976,631
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bonds
Series A
5.00%, due 11/15/49	4,000,000	4,528,234
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series B-2
5.25%, due 11/15/33	5,000,000	5,599,607

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/50	$ 4,900,000	$ 4,377,172
Nassau County Tobacco Settlement Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series A-3
5.00%, due 6/1/35	750,000	737,065
Series A-3
5.125%, due 6/1/46	2,515,000	2,514,926
New York City Housing Development Corp., Capital Fund Grant Program, Revenue Bonds
Series A
5.00%, due 7/1/23	1,300,000	1,340,140
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds
Series E-1-A
3.40%, due 11/1/47	3,000,000	2,665,522
Series G
3.85%, due 11/1/45	595,000	570,923
Series L-2-A
4.00%, due 5/1/44	4,825,000	4,756,757
Series I-1-A
4.05%, due 11/1/41	1,000,000	1,001,635
Series I-1-A
4.15%, due 11/1/46	3,250,000	3,249,365
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Green Bond, Revenue Bonds
Series G-1
3.70%, due 11/1/47	1,000,000	927,917
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Insured: AGM
3.00%, due 1/1/39	6,955,000	6,238,994
Insured: AGM
3.00%, due 1/1/40	4,295,000	3,797,514
Series A, Insured: AGM
3.00%, due 1/1/46	21,195,000	17,576,759
New York City Industrial Development Agency, TRIPS Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/28	1,500,000	1,502,289
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AGC
(zero coupon), due 3/1/40	380,000	184,216
Series A, Insured: AGC
(zero coupon), due 3/1/44	1,065,000	418,222
Series A, Insured: AGC
(zero coupon), due 3/1/45	200,000	74,823
Series A, Insured: AGC
(zero coupon), due 3/1/46	4,080,000	1,451,596
Series A, Insured: AGC
(zero coupon), due 3/1/47	1,115,000	378,515
Series A, Insured: AGM-CR
3.00%, due 3/1/49	10,980,000	8,713,525

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 3/1/45	$ 6,500,000	$ 6,546,858
Series A, Insured: AGM
5.00%, due 3/1/29	2,000,000	2,285,480
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1A, Insured: State Aid Withholding
4.00%, due 7/15/36	2,865,000	2,981,236
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series A-1
4.00%, due 11/1/35	3,825,000	4,050,720
Series C-1
4.00%, due 11/1/42	3,000,000	3,047,717
Series C
4.00%, due 5/1/44	4,000,000	4,056,412
Series C
4.00%, due 5/1/46	5,440,000	5,496,575
Series C-1
5.00%, due 2/1/51	7,175,000	8,028,990
New York City Transitional Finance Authority Building Aid, Revenue Bonds
Series S-1A, Insured: State Aid Withholding
3.00%, due 7/15/38	8,000,000	7,418,914
Series S-1, Insured: State Aid Withholding
4.00%, due 7/15/36	1,500,000	1,549,871
Series S-1A, Insured: State Aid Withholding
4.00%, due 7/15/40	2,265,000	2,324,817
Series S-3, Insured: State Aid Withholding
4.00%, due 7/15/46	2,905,000	2,927,993
Series S-3, Insured: State Aid Withholding
5.00%, due 7/15/43	2,500,000	2,765,214
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	6,500,000	1,914,099
New York Convention Center Development Corp., Hotel Unit Fee Secured, Revenue Bonds
5.00%, due 11/15/40	1,620,000	1,713,581
New York Convention Center Development Corp., Hotel Unit Fee Secured, Revenue Bonds, Sub. Lien
Series B, Insured: BAM
(zero coupon), due 11/15/41	2,320,000	1,010,888
New York Convention Center Development Corp., New York City Hotel Unit Fee, Revenue Bonds, Sub. Lien
Series B, Insured: BAM
(zero coupon), due 11/15/43	4,800,000	1,862,187
New York Counties Tobacco Trust IV, Settlement Pass Through, Revenue Bonds
Series A
5.00%, due 6/1/42	1,000,000	999,966
Series A
5.00%, due 6/1/45	245,000	240,385
Series A
6.25%, due 6/1/41 (a)	4,800,000	4,824,886

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds
Series S-1
(zero coupon), due 6/1/38	$ 1,600,000	$ 627,624
New York Counties Tobacco Trust VI, Tobacco Settlement Pass Through, Revenue Bonds
Series B
5.00%, due 6/1/30	135,000	142,592
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	8,000,000	6,595,492
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds
Class 2
5.375%, due 11/15/40 (a)	1,500,000	1,531,373
New York Liberty Development Corp., 7 World Trade Center Project, Revenue Bonds
3.25%, due 9/15/52	1,250,000	1,046,587
3.50%, due 9/15/52	1,225,000	1,011,126
New York Liberty Development Corp., Goldman Sachs Headquarters LLC, Revenue Bonds
5.50%, due 10/1/37	700,000	843,472
New York Liberty Development Corp., Green Bond, Revenue Bonds
Series A, Insured: BAM
3.00%, due 11/15/51	13,810,000	11,149,730
New York State Dormitory Authority, Oceanside Library, Revenue Bonds
4.00%, due 7/1/52	10,000,000	10,035,612
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
4.00%, due 3/15/39	8,000,000	8,195,093
Series A
4.00%, due 3/15/48	7,500,000	7,558,693
Series C
5.00%, due 3/15/31	3,620,000	3,783,680
New York State Housing Finance Agency, Revenue Bonds
Series C, Insured: FHA 542(C)
4.20%, due 11/1/54	12,795,000	12,731,346
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series A
4.00%, due 3/15/38	3,000,000	3,053,707
Series E
4.00%, due 3/15/38	3,000,000	3,050,840
Series E
4.00%, due 3/15/43	2,885,000	2,923,124
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
4.00%, due 3/15/42	9,500,000	9,575,651
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds
5.25%, due 8/1/31 (b)	1,540,000	1,652,296
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (b)
4.375%, due 10/1/45	2,500,000	2,458,727

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (b)
5.00%, due 10/1/35	$ 6,000,000	$ 6,327,802
New York Transportation Development Corp., New York State Thruway Serive Areas Project, Revenue Bonds (b)
4.00%, due 10/31/41	3,880,000	3,601,395
4.00%, due 4/30/53	11,320,000	10,074,454
Niagara Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
5.25%, due 5/15/40	500,000	515,874
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
4.75%, due 8/1/22	1,420,000	1,420,000
Series C, Insured: AGC
5.25%, due 8/1/23	100,000	102,043
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
5.00%, due 7/1/58	19,900,000	20,122,307
Rockland Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 8/15/50 (a)	13,000,000	2,091,723
Schenectady Metroplex Development Authority, General Resolution Bonds, Revenue Bonds
Series A, Insured: AGM
5.50%, due 8/1/33	1,000,000	1,038,299
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
5.00%, due 12/1/45	1,625,000	1,654,567
State of New York Mortgage Agency, Homeowner Mortgage, Revenue Bonds
Series 208
4.00%, due 10/1/48	1,855,000	1,894,421
Series 213
4.25%, due 10/1/47	670,000	690,376
Suffolk County Economic Development Corp., Peconic Landing at Southold, Inc., Revenue Bonds
Series A
5.00%, due 12/1/29	175,000	189,587
Series A
5.00%, due 12/1/34	165,000	177,062
Series A
5.00%, due 12/1/40	175,000	186,015
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset Backed, Revenue Bonds
Series A-1
0.67%, due 6/1/23	1,585,000	1,553,211
Series A-1
1.015%, due 6/1/24	1,000,000	961,833
Series A-2
4.00%, due 6/1/37	1,250,000	1,271,702
Series A-2
4.00%, due 6/1/38	1,000,000	1,014,472
Series A-2
4.00%, due 6/1/39	1,250,000	1,264,818

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset Backed, Revenue Bonds
Series A-2
4.00%, due 6/1/40	$ 1,250,000	$ 1,261,768
Series B-1
4.00%, due 6/1/50	4,250,000	4,168,572
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series D
4.00%, due 11/15/39	880,000	882,755
Series D
5.00%, due 11/15/27	1,825,000	1,961,242
Series D
5.00%, due 11/15/28	200,000	213,989
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/36	1,020,000	1,089,297
Tompkins County Development Corp., Kendal at Ithaca Project, Revenue Bonds
Series 2014A
5.00%, due 7/1/44	690,000	709,623
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series A
5.00%, due 6/1/41	2,000,000	2,094,875
Series B
5.00%, due 6/1/48	9,890,000	9,897,720
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29 (a)	1,000,000	987,171
Series A
5.00%, due 10/1/32	1,000,000	973,344
Series A, Insured: AGM-CR
5.00%, due 10/1/32	1,200,000	1,212,797
Westchester County Local Development Corp., Kendal on Hudson Project, Revenue Bonds
Series B
5.00%, due 1/1/51 (d)	2,500,000	2,591,018
Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project, Revenue Bonds
5.00%, due 7/1/27	270,000	291,794
5.00%, due 7/1/28	270,000	291,074
5.00%, due 7/1/29	100,000	107,639
5.00%, due 7/1/34	200,000	213,741
Westchester County Local Development Corp., Pace University, Revenue Bonds
Series A
5.50%, due 5/1/42	3,265,000	3,349,950
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds, Senior Lien
Series B
5.00%, due 6/1/41	250,000	263,339
		414,965,199

	Principal Amount	Value
Long-Term Municipal Bonds
Prerefunded 0.6%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series C, Insured: AGM
6.00%, due 10/1/34 (b)	$ 720,000	$ 754,960
Build NYC Resource Corp., YMCA of Greater New York, Revenue Bonds
5.00%, due 8/1/32	1,000,000	1,000,000
5.00%, due 8/1/42	1,000,000	1,000,000
Dutchess County Local Development Corp., Health Quest Systems, Inc., Revenue Bonds
Series A
5.00%, due 7/1/34	500,000	530,736
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.25%, due 7/1/33	1,230,000	1,269,503
5.50%, due 7/1/43	1,725,000	1,784,293
Metropolitan Transportation Authority, Revenue Bonds
Series E
5.00%, due 11/15/42	685,000	692,006
New York State Dormitory Authority, New School (The), Revenue Bonds
Series A
5.00%, due 7/1/35	15,000	16,352
Rensselaer Housing Authority, Van Rensselaer & Renwyck Apartments, Revenue Bonds
Series 2012A
5.00%, due 12/1/47	175,000	176,999
		7,224,849
Transportation 13.8%
Albany County Airport Authority, Revenue Bonds
4.00%, due 12/15/44	835,000	836,103
Series A
5.00%, due 12/15/43	1,750,000	1,860,802
Series A
5.00%, due 12/15/48	2,585,000	2,725,073
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series C, Insured: AGM
6.00%, due 10/1/34 (b)	280,000	291,667
Buffalo & Fort Erie Public Bridge Authority, Toll Bridge System, Revenue Bonds
5.00%, due 1/1/42	1,500,000	1,640,628
Metropolitan Transportation Authority, Revenue Bonds
Series D
4.00%, due 11/15/42	1,230,000	1,206,268
Series D
5.00%, due 11/15/29	550,000	601,809
Series B
5.00%, due 11/15/40	2,500,000	2,584,320
Series B, Insured: BAM
5.00%, due 11/15/52	9,000,000	9,689,891
Metropolitan Transportation Authority, Climate Certified Green Bond, Revenue Bonds
Series C, Insured: AGM
4.00%, due 11/15/47	6,720,000	6,631,303

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1, Insured: AGM
4.00%, due 11/15/42	$ 2,180,000	$ 2,179,777
Series E
4.00%, due 11/15/45	2,000,000	1,943,738
Series C, Insured: AGM
4.00%, due 11/15/46	1,600,000	1,580,072
Series C, Insured: AGM
4.00%, due 11/15/48	1,200,000	1,183,349
Series A-1, Insured: AGM
4.00%, due 11/15/50	2,500,000	2,461,080
Series A-1
4.00%, due 11/15/52	1,460,000	1,402,633
Series A-1, Insured: AGM
4.00%, due 11/15/54	3,500,000	3,426,303
Series A-2
5.00%, due 11/15/27	590,000	644,727
Series C
5.00%, due 11/15/42	2,325,000	2,455,478
Series D
5.00%, due 11/15/45	2,000,000	2,117,990
MTA Hudson Rail Yards Trust Obligations, Election 2016, Revenue Bonds
Series A
5.00%, due 11/15/56	7,205,000	7,415,545
New York State Bridge Authority, Revenue Bonds
Series A
4.00%, due 1/1/38	200,000	205,412
Series A
4.00%, due 1/1/39	275,000	281,928
Series A
4.00%, due 1/1/40	325,000	332,659
Series A
4.00%, due 1/1/41	200,000	204,464
Series A
4.00%, due 1/1/46	1,000,000	1,006,944
New York State Thruway Authority, Revenue Bonds
Series L
4.00%, due 1/1/36	4,000,000	4,115,681
Series B, Insured: AGM
4.00%, due 1/1/45	4,450,000	4,501,366
Series N
4.00%, due 1/1/47	5,500,000	5,506,225
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds, Junior Lien
Series B, Insured: BAM
4.00%, due 1/1/45	9,050,000	9,154,464
New York Transportation Development Corp., JFK International Air Terminal LLC, Revenue Bonds
5.00%, due 12/1/29 (b)	1,250,000	1,382,155

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds (b)
Series A
5.00%, due 7/1/41	$ 1,000,000	$ 1,032,677
Series A
5.25%, due 1/1/50	2,000,000	2,067,074
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds
4.00%, due 12/1/38 (b)	1,275,000	1,227,229
Series A
4.00%, due 12/1/42 (b)	1,350,000	1,263,986
Series C
4.00%, due 12/1/42	7,090,000	6,793,645
Series A
5.00%, due 12/1/36 (b)	1,600,000	1,712,054
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (b)
Series A
5.00%, due 4/1/23	225,000	229,469
Series A
5.00%, due 4/1/24	490,000	512,623
Series A
5.00%, due 4/1/27	610,000	633,753
Series A
5.00%, due 4/1/29	325,000	336,419
Series A
5.00%, due 4/1/29	600,000	668,090
Series A
5.00%, due 4/1/30	375,000	414,276
Series A
5.00%, due 4/1/31	350,000	383,750
Series A
5.00%, due 4/1/32	400,000	436,859
Series A
5.00%, due 4/1/34	450,000	487,787
Series A
5.00%, due 4/1/35	400,000	432,524
Series A
5.00%, due 4/1/36	600,000	647,562
Series A
5.00%, due 4/1/38	375,000	401,441
Ogdensburg Bridge and Port Authority, Revenue Bonds
5.75%, due 7/1/47 (a)	2,090,000	1,957,805
Port Authority of Guam, Revenue Bonds
Series B
5.00%, due 7/1/36 (b)	625,000	675,844
Series B
5.00%, due 7/1/37 (b)	200,000	215,685
Series A
5.00%, due 7/1/48	1,235,000	1,325,904

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Port Authority of New York & New Jersey, Revenue Bonds (b)
Series 218
4.00%, due 11/1/41	$ 2,030,000	$ 2,047,651
Series 221
4.00%, due 7/15/50	3,000,000	2,960,376
Series 223
4.00%, due 7/15/51	3,000,000	2,952,087
Series 231
5.50%, due 8/1/47	4,000,000	4,552,722
Port Authority of New York & New Jersey, Revenue Bonds, Third Series
Series 193
5.00%, due 10/15/34 (b)	5,775,000	6,079,875
Port Authority of New York & New Jersey, Consolidated 178th, Revenue Bonds
Series 178
5.00%, due 12/1/38 (b)	1,500,000	1,530,981
Port Authority of New York & New Jersey, Consolidated 1st, Revenue Bonds
Series 207
5.00%, due 9/15/48 (b)	2,500,000	2,656,110
Port Authority of New York & New Jersey, Consolidated 214th, Revenue Bonds (b)
Series 214
4.00%, due 9/1/37	2,955,000	3,004,427
Series 214
4.00%, due 9/1/39	4,350,000	4,395,551
Port Authority of New York & New Jersey, Consolidated 218th, Revenue Bonds
Series 218
4.00%, due 11/1/47 (b)	5,500,000	5,452,522
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Insured: AGC-ICC
5.00%, due 7/1/23	340,000	342,340
Syracuse Regional Airport Authority, Revenue Bonds (b)
4.00%, due 7/1/35	350,000	351,178
4.00%, due 7/1/36	435,000	435,110
5.00%, due 7/1/26	1,000,000	1,087,427
5.00%, due 7/1/31	1,000,000	1,122,825
5.00%, due 7/1/32	1,000,000	1,113,506
5.00%, due 7/1/33	750,000	827,704
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series B
5.00%, due 11/15/45	2,000,000	2,143,983
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
4.00%, due 11/15/44	1,105,000	1,118,374
Series A
4.00%, due 11/15/54	5,000,000	5,000,551
Series A
5.00%, due 11/15/56	5,000,000	5,464,637
		160,066,247

	Principal Amount	Value
Long-Term Municipal Bonds
Utilities 2.1%
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/33	$ 1,055,000	$ 1,134,584
Series A
5.00%, due 10/1/34	2,000,000	2,011,100
Series A
5.00%, due 10/1/38	2,700,000	2,877,624
Series A
5.00%, due 10/1/40	1,250,000	1,328,028
Long Island Power Authority, Electric System, Revenue Bonds
Series A, Insured: AGM
(zero coupon), due 12/1/26	1,500,000	1,352,459
New York Power Authority, Green Bond, Revenue Bonds
Series A
4.00%, due 11/15/60	10,000,000	9,945,615
Puerto Rico Electric Power Authority, Revenue Bonds
Series TT, Insured: NATL-RE
5.00%, due 7/1/23	265,000	265,634
Series TT, Insured: NATL-RE
5.00%, due 7/1/26	215,000	215,515
Series XX
5.25%, due 7/1/40 (e)(f)	5,630,000	4,616,600
		23,747,159
Water & Sewer 5.4%
Albany Municipal Water Finance Authority, Revenue Bonds
Series A
4.00%, due 12/1/45	3,000,000	3,092,292
Buffalo Municipal Water Finance Authority, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/51	2,000,000	2,007,873
Great Neck North Water Authority, Revenue Bonds
Series A
4.00%, due 1/1/32	250,000	257,851
Series A
4.00%, due 1/1/33	425,000	435,462
Series A
4.00%, due 1/1/34	250,000	254,726
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
Series A
5.00%, due 7/1/35	4,000,000	4,123,921
5.00%, due 1/1/46	3,365,000	3,525,312
Series A
5.00%, due 1/1/50	9,975,000	10,643,537
Monroe County Water Authority, Water System, Revenue Bonds
3.50%, due 3/1/45	2,000,000	1,959,543
5.00%, due 8/1/37	750,000	752,275

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series FF
4.00%, due 6/15/41	$ 4,500,000	$ 4,547,068
Series FF-1
4.00%, due 6/15/49	3,000,000	3,012,601
Series DD
5.00%, due 6/15/34	1,000,000	1,027,678
Series AA-1
5.00%, due 6/15/50	755,000	843,894
5.00%, due 6/15/50	1,000,000	1,117,740
Niagara Falls Public Water Authority, Water & Sewer System, Revenue Bonds
Series A
5.00%, due 7/15/34	770,000	853,148
Onondaga County Water Authority, Revenue Bonds
Series A
4.00%, due 9/15/34	845,000	893,025
Series A
4.00%, due 9/15/35	600,000	631,911
Series A
4.00%, due 9/15/36	1,375,000	1,435,950
Series A
4.00%, due 9/15/37	1,945,000	2,013,842
Series A
4.00%, due 9/15/39	700,000	719,101
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (a)
Series B
5.00%, due 7/1/24	2,850,000	2,917,814
Series B
5.00%, due 7/1/29	870,000	915,304
Series B
5.00%, due 7/1/33	6,000,000	6,269,615
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A
4.00%, due 7/1/42 (a)	1,250,000	1,125,607
Saratoga County Water Authority, Revenue Bonds
4.00%, due 9/1/48	4,600,000	4,665,726
Upper Mohawk Valley Regional Water Finance Authority, Green Bond, Revenue Bonds
Series A, Insured: AGM
4.00%, due 4/1/46	2,675,000	2,751,397
		62,794,213
Total Long-Term Municipal Bonds (Cost $1,127,024,981)		1,085,559,485

	Principal Amount	Value
Short-Term Municipal Notes 0.4%
Utility 0.4%
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGM
2.046%, due 7/1/29 (g)	$ 5,000,000	$ 4,671,172
Total Short-Term Municipal Notes (Cost $4,755,654)		4,671,172
Total Municipal Bonds (Cost $1,131,780,635)		1,090,230,657

	Shares
Closed-End Funds 0.2%
New York 0.2%
BlackRock New York Municipal Income Trust	12,602	144,419
Eaton Vance New York Municipal Bond Fund	13,241	132,542
Nuveen New York AMT-Free Quality Municipal Income Fund	205,883	2,386,184
Total Closed-End Funds (Cost $3,194,013)		2,663,145
Short-Term Investment 4.8%
Unaffiliated Investment Company 4.8%
BlackRock Liquidity Funds MuniCash, 1.19% (h)	54,789,713	54,794,248
Total Short-Term Investment (Cost $54,794,247)		54,794,248
Total Investments (Cost $1,189,768,895)	99.2%	1,147,688,050
Other Assets, Less Liabilities	0.8	9,590,049
Net Assets	100.0%	$ 1,157,278,099

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2022.
(d)	Delayed delivery security.
(e)	Issue in default.
(f)	Issue in non-accrual status.
(g)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(h)	Current yield as of July 31, 2022.

Futures Contracts
As of July 31, 2022, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Notes	(900)	September 2022	$ (108,089,337)	$ (109,026,563)	$ (937,226)
U.S. Treasury Long Bonds	(514)	September 2022	(72,448,699)	(74,016,000)	(1,567,301)
Net Unrealized Depreciation					$ (2,504,527)

1.	As of July 31, 2022, cash in the amount of $3,573,200 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2022.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHA—Federal Housing Administration
ICC—Insured Custody Certificates
NATL-RE—National Public Finance Guarantee Corp.
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,085,559,485	$ —	$ 1,085,559,485
Short-Term Municipal Notes	—	4,671,172	—	4,671,172
Total Municipal Bonds	—	1,090,230,657	—	1,090,230,657
Closed-End Funds	2,663,145	—	—	2,663,145
Short-Term Investment
Unaffiliated Investment Company	54,794,248	—	—	54,794,248
Total Investments in Securities	$ 57,457,393	$ 1,090,230,657	$ —	$ 1,147,688,050
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (2,504,527)	$ —	$ —	$ (2,504,527)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay S&P 500 Index Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 99.1%
Aerospace & Defense 1.6%
Boeing Co. (The)(a)	18,348	$ 2,923,020
General Dynamics Corp.	7,604	1,723,599
Howmet Aerospace, Inc.	12,409	460,746
Huntington Ingalls Industries, Inc.	1,321	286,446
L3Harris Technologies, Inc.	6,363	1,526,929
Lockheed Martin Corp.	7,814	3,233,511
Northrop Grumman Corp.	4,821	2,308,777
Raytheon Technologies Corp.	49,066	4,573,442
Textron, Inc.	7,096	465,781
TransDigm Group, Inc.(a)	1,711	1,064,824
		18,567,075
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	4,199	464,829
Expeditors International of Washington, Inc.	5,535	588,094
FedEx Corp.	7,867	1,833,719
United Parcel Service, Inc., Class B	24,230	4,722,185
		7,608,827
Airlines 0.2%
Alaska Air Group, Inc.(a)	4,160	184,413
American Airlines Group, Inc.(a)(b)	21,429	293,792
Delta Air Lines, Inc.(a)	21,150	672,570
Southwest Airlines Co.(a)	19,563	745,741
United Airlines Holdings, Inc.(a)	10,779	396,128
		2,292,644
Auto Components 0.1%
Aptiv plc(a)	8,939	937,612
BorgWarner, Inc.	7,904	303,988
		1,241,600
Automobiles 2.4%
Ford Motor Co.	130,282	1,913,842
General Motors Co.(a)	48,103	1,744,215
Tesla, Inc.(a)	27,686	24,680,685
		28,338,742
Banks 3.6%
Bank of America Corp.	233,914	7,908,632
Citigroup, Inc.	64,067	3,325,077
Citizens Financial Group, Inc.	16,182	614,431
Comerica, Inc.	4,314	335,500
Fifth Third Bancorp	22,635	772,306
First Republic Bank	5,921	963,406
Huntington Bancshares, Inc.	47,481	631,023
JPMorgan Chase & Co.	96,899	11,178,269
KeyCorp	30,764	562,981
M&T Bank Corp.	5,919	1,050,327

	Shares	Value
Common Stocks
Banks
PNC Financial Services Group, Inc. (The)	13,645	$ 2,264,251
Regions Financial Corp.	30,831	653,001
Signature Bank	2,076	385,243
SVB Financial Group(a)	1,942	783,694
Truist Financial Corp.	43,926	2,216,945
U.S. Bancorp	44,606	2,105,403
Wells Fargo & Co.	125,051	5,485,987
Zions Bancorp NA	4,994	272,423
		41,508,899
Beverages 1.8%
Brown-Forman Corp., Class B	6,030	447,547
Coca-Cola Co. (The)	128,718	8,259,834
Constellation Brands, Inc., Class A	5,370	1,322,685
Keurig Dr Pepper, Inc.	24,336	942,777
Molson Coors Beverage Co., Class B	6,214	371,286
Monster Beverage Corp.(a)	12,407	1,235,985
PepsiCo, Inc.	45,617	7,981,150
		20,561,264
Biotechnology 2.0%
AbbVie, Inc.	58,300	8,366,633
Amgen, Inc.	17,624	4,361,411
Biogen, Inc.(a)	4,832	1,039,170
Gilead Sciences, Inc.	41,382	2,472,574
Incyte Corp.(a)	6,212	482,548
Moderna, Inc.(a)	11,417	1,873,416
Regeneron Pharmaceuticals, Inc.(a)	3,564	2,073,143
Vertex Pharmaceuticals, Inc.(a)	8,438	2,366,100
		23,034,995
Building Products 0.4%
Allegion plc	2,897	306,213
AO Smith Corp.	4,290	271,428
Carrier Global Corp.	27,985	1,134,232
Fortune Brands Home & Security, Inc.	4,316	300,739
Johnson Controls International plc	22,951	1,237,288
Masco Corp.	7,784	431,078
Trane Technologies plc	7,715	1,134,028
		4,815,006
Capital Markets 2.9%
Ameriprise Financial, Inc.	3,626	978,730
Bank of New York Mellon Corp. (The)	24,519	1,065,596
BlackRock, Inc.	4,698	3,143,808
Cboe Global Markets, Inc.	3,503	432,200
Charles Schwab Corp. (The)	49,757	3,435,721
CME Group, Inc.	11,858	2,365,434
FactSet Research Systems, Inc.	1,250	537,100

	Shares	Value
Common Stocks
Capital Markets
Franklin Resources, Inc.	9,236	$ 253,528
Goldman Sachs Group, Inc. (The)	11,331	3,777,642
Intercontinental Exchange, Inc.	18,418	1,878,452
Invesco Ltd.	11,109	197,074
MarketAxess Holdings, Inc.	1,245	337,121
Moody's Corp.	5,296	1,643,084
Morgan Stanley	46,170	3,892,131
MSCI, Inc.	2,676	1,288,066
Nasdaq, Inc.	3,803	687,963
Northern Trust Corp.	6,875	685,987
Raymond James Financial, Inc.	6,414	631,587
S&P Global, Inc.	11,451	4,316,225
State Street Corp.	12,112	860,436
T. Rowe Price Group, Inc.	7,499	925,901
		33,333,786
Chemicals 1.7%
Air Products and Chemicals, Inc.	7,317	1,816,299
Albemarle Corp.	3,864	944,014
Celanese Corp.	3,573	419,863
CF Industries Holdings, Inc.	6,882	657,162
Corteva, Inc.	23,876	1,374,064
Dow, Inc.	24,021	1,278,157
DuPont de Nemours, Inc.	16,777	1,027,256
Eastman Chemical Co.	4,252	407,894
Ecolab, Inc.	8,199	1,354,229
FMC Corp.	4,155	461,621
International Flavors & Fragrances, Inc.	8,408	1,043,012
Linde plc	16,604	5,014,408
LyondellBasell Industries NV, Class A	8,539	760,996
Mosaic Co. (The)	11,943	628,918
PPG Industries, Inc.	7,792	1,007,428
Sherwin-Williams Co. (The)	7,896	1,910,358
		20,105,679
Commercial Services & Supplies 0.5%
Cintas Corp.	2,870	1,221,156
Copart, Inc.(a)	7,052	903,361
Republic Services, Inc.	6,878	953,704
Rollins, Inc.	7,474	288,272
Waste Management, Inc.	12,603	2,073,950
		5,440,443
Communications Equipment 0.8%
Arista Networks, Inc.(a)	7,424	865,861
Cisco Systems, Inc.	137,053	6,218,095
F5, Inc.(a)	1,995	333,883
Juniper Networks, Inc.	10,659	298,772

	Shares	Value
Common Stocks
Communications Equipment
Motorola Solutions, Inc.	5,519	$ 1,316,778
		9,033,389
Construction & Engineering 0.1%
Quanta Services, Inc.	4,741	657,719
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,058	724,580
Vulcan Materials Co.	4,384	724,807
		1,449,387
Consumer Finance 0.5%
American Express Co.	20,124	3,099,498
Capital One Financial Corp.	12,967	1,424,166
Discover Financial Services	9,270	936,270
Synchrony Financial	16,545	553,927
		6,013,861
Containers & Packaging 0.3%
Amcor plc	49,579	642,048
Avery Dennison Corp.	2,696	513,480
Ball Corp.	10,550	774,581
International Paper Co.	12,228	522,992
Packaging Corp. of America	3,091	434,626
Sealed Air Corp.	4,820	294,598
Westrock Co.	8,408	356,163
		3,538,488
Distributors 0.1%
Genuine Parts Co.	4,671	714,056
LKQ Corp.	8,585	470,801
Pool Corp.	1,322	472,880
		1,657,737
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B (a)	59,688	17,942,213
Diversified Telecommunication Services 1.0%
AT&T, Inc.	236,188	4,435,611
Lumen Technologies, Inc.	30,674	334,040
Verizon Communications, Inc.	138,554	6,399,809
		11,169,460
Electric Utilities 1.9%
Alliant Energy Corp.	8,275	504,196
American Electric Power Co., Inc.	16,943	1,669,902
Constellation Energy Corp.	10,778	712,426
Duke Energy Corp.	25,400	2,792,222
Edison International	12,576	852,276

	Shares	Value
Common Stocks
Electric Utilities
Entergy Corp.	6,710	$ 772,522
Evergy, Inc.	7,571	516,797
Eversource Energy	11,378	1,003,767
Exelon Corp.	32,339	1,503,440
FirstEnergy Corp.	18,836	774,160
NextEra Energy, Inc.	64,812	5,475,966
NRG Energy, Inc.	7,828	295,507
Pinnacle West Capital Corp.	3,728	273,896
PPL Corp.	24,279	706,033
Southern Co. (The)	35,055	2,695,379
Xcel Energy, Inc.	17,969	1,314,971
		21,863,460
Electrical Equipment 0.5%
AMETEK, Inc.	7,618	940,823
Eaton Corp. plc	13,164	1,953,406
Emerson Electric Co.	19,597	1,765,102
Generac Holdings, Inc.(a)	2,106	565,040
Rockwell Automation, Inc.	3,836	979,254
		6,203,625
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	19,701	1,519,538
CDW Corp.	4,458	809,261
Corning, Inc.	25,079	921,904
Keysight Technologies, Inc.(a)	6,004	976,250
TE Connectivity Ltd.	10,629	1,421,416
Teledyne Technologies, Inc.(a)	1,545	604,713
Trimble, Inc.(a)	8,253	573,006
Zebra Technologies Corp., Class A (a)	1,733	619,877
		7,445,965
Energy Equipment & Services 0.3%
Baker Hughes Co.	30,859	792,768
Halliburton Co.	29,758	871,909
Schlumberger NV	46,633	1,726,820
		3,391,497
Entertainment 1.3%
Activision Blizzard, Inc.	25,796	2,062,390
Electronic Arts, Inc.	9,278	1,217,552
Live Nation Entertainment, Inc.(a)	4,518	424,647
Netflix, Inc.(a)	14,657	3,296,359
Take-Two Interactive Software, Inc.(a)	5,216	692,320
Walt Disney Co. (The)(a)	60,094	6,375,973
Warner Bros Discovery, Inc.(a)	72,860	1,092,900
		15,162,141

	Shares	Value
Common Stocks
Equity Real Estate Investment Trusts 2.8%
Alexandria Real Estate Equities, Inc.	4,900	$ 812,322
American Tower Corp.	15,331	4,152,095
AvalonBay Communities, Inc.	4,613	986,905
Boston Properties, Inc.	4,705	428,908
Camden Property Trust	3,514	495,825
Crown Castle International Corp.	14,287	2,581,089
Digital Realty Trust, Inc.	9,392	1,243,970
Duke Realty Corp.	12,684	793,511
Equinix, Inc.	3,003	2,113,331
Equity Residential	11,290	885,023
Essex Property Trust, Inc.	2,155	617,472
Extra Space Storage, Inc.	4,430	839,574
Federal Realty OP LP	2,358	249,028
Healthpeak Properties, Inc.	17,801	491,842
Host Hotels & Resorts, Inc.	23,582	419,995
Iron Mountain, Inc.	9,586	464,825
Kimco Realty Corp.	20,389	450,801
Mid-America Apartment Communities, Inc.	3,808	707,260
Prologis, Inc.	24,423	3,237,513
Public Storage	5,038	1,644,454
Realty Income Corp.	19,848	1,468,554
Regency Centers Corp.	5,118	329,753
SBA Communications Corp.	3,557	1,194,405
Simon Property Group, Inc.	10,833	1,176,897
UDR, Inc.	9,874	477,902
Ventas, Inc.	13,187	709,197
VICI Properties, Inc.	31,771	1,086,250
Vornado Realty Trust	5,251	159,578
Welltower, Inc.(b)	14,977	1,293,114
Weyerhaeuser Co.	24,562	892,092
		32,403,485
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	14,623	7,915,430
Kroger Co. (The)	21,644	1,005,147
Sysco Corp.	16,809	1,427,084
Walgreens Boots Alliance, Inc.	23,653	937,132
Walmart, Inc.	46,318	6,116,292
		17,401,085
Food Products 1.1%
Archer-Daniels-Midland Co.	18,565	1,536,625
Campbell Soup Co.	6,669	329,115
Conagra Brands, Inc.	15,832	541,613
General Mills, Inc.	19,868	1,485,928
Hershey Co. (The)	4,817	1,098,083
Hormel Foods Corp.	9,350	461,329
J M Smucker Co. (The)	3,578	473,441

	Shares	Value
Common Stocks
Food Products
Kellogg Co.	8,360	$ 617,971
Kraft Heinz Co. (The)	23,421	862,596
Lamb Weston Holdings, Inc.	4,766	379,660
McCormick & Co., Inc. (Non-Voting)	8,255	721,074
Mondelez International, Inc., Class A	45,658	2,923,938
Tyson Foods, Inc., Class A	9,618	846,480
		12,277,853
Gas Utilities 0.1%
Atmos Energy Corp.	4,586	556,695
Health Care Equipment & Supplies 2.6%
Abbott Laboratories	57,767	6,287,360
ABIOMED, Inc.(a)	1,503	440,394
Align Technology, Inc.(a)	2,418	679,385
Baxter International, Inc.	16,612	974,460
Becton Dickinson and Co.	9,405	2,297,736
Boston Scientific Corp.(a)	47,164	1,936,082
Cooper Cos., Inc. (The)	1,627	532,029
Dentsply Sirona, Inc.	7,108	257,025
DexCom, Inc.(a)	12,949	1,062,854
Edwards Lifesciences Corp.(a)	20,513	2,062,377
Hologic, Inc.(a)	8,228	587,315
IDEXX Laboratories, Inc.(a)	2,772	1,106,527
Intuitive Surgical, Inc.(a)	11,843	2,725,903
Medtronic plc	44,260	4,094,935
ResMed, Inc.	4,826	1,160,750
STERIS plc	3,303	745,322
Stryker Corp.	11,104	2,384,584
Teleflex, Inc.	1,547	371,992
Zimmer Biomet Holdings, Inc.	6,914	763,236
		30,470,266
Health Care Providers & Services 3.3%
AmerisourceBergen Corp.	4,976	726,148
Cardinal Health, Inc.	8,988	535,325
Centene Corp.(a)	19,296	1,793,949
Cigna Corp.	10,467	2,882,193
CVS Health Corp.	43,262	4,139,308
DaVita, Inc.(a)	1,997	168,068
Elevance Health, Inc.	7,954	3,794,853
HCA Healthcare, Inc.	7,506	1,594,424
Henry Schein, Inc.(a)	4,555	359,071
Humana, Inc.	4,173	2,011,386
Laboratory Corp. of America Holdings	3,058	801,777
McKesson Corp.	4,796	1,638,218
Molina Healthcare, Inc.(a)	1,937	634,794
Quest Diagnostics, Inc.	3,872	528,799

	Shares	Value
Common Stocks
Health Care Providers & Services
UnitedHealth Group, Inc.	30,952	$ 16,786,508
Universal Health Services, Inc., Class B	2,215	249,121
		38,643,942
Hotels, Restaurants & Leisure 1.8%
Booking Holdings, Inc.(a)	1,340	2,593,825
Caesars Entertainment, Inc.(a)	7,072	323,120
Carnival Corp.(a)	26,775	242,582
Chipotle Mexican Grill, Inc.(a)	923	1,443,775
Darden Restaurants, Inc.	4,115	512,276
Domino's Pizza, Inc.	1,189	466,219
Expedia Group, Inc.(a)	5,001	530,356
Hilton Worldwide Holdings, Inc.	9,183	1,176,067
Las Vegas Sands Corp.(a)	11,344	427,555
Marriott International, Inc., Class A	9,070	1,440,497
McDonald's Corp.	24,399	6,425,965
MGM Resorts International	11,667	381,861
Norwegian Cruise Line Holdings Ltd.(a)(b)	13,827	167,998
Penn National Gaming, Inc.(a)	5,393	186,328
Royal Caribbean Cruises Ltd.(a)	7,402	286,531
Starbucks Corp.	37,838	3,207,906
Wynn Resorts Ltd.(a)	3,482	221,037
Yum! Brands, Inc.	9,408	1,152,856
		21,186,754
Household Durables 0.3%
DR Horton, Inc.	10,569	824,699
Garmin Ltd.	5,034	491,419
Lennar Corp., Class A	8,532	725,220
Mohawk Industries, Inc.(a)	1,698	218,159
Newell Brands, Inc.	12,141	245,370
NVR, Inc.(a)	102	448,096
PulteGroup, Inc.	7,840	341,981
Whirlpool Corp.	1,854	320,501
		3,615,445
Household Products 1.4%
Church & Dwight Co., Inc.	8,009	704,552
Clorox Co. (The)	4,061	576,012
Colgate-Palmolive Co.	27,645	2,176,767
Kimberly-Clark Corp.	11,116	1,464,978
Procter & Gamble Co. (The)	79,157	10,995,699
		15,918,008
Independent Power and Renewable Electricity Producers 0.0% ‡
AES Corp. (The)	22,034	489,595

	Shares	Value
Common Stocks
Industrial Conglomerates 0.8%
3M Co.	18,774	$ 2,689,188
General Electric Co.	36,313	2,683,894
Honeywell International, Inc.	22,459	4,322,459
		9,695,541
Insurance 2.0%
Aflac, Inc.	19,552	1,120,330
Allstate Corp. (The)	9,072	1,061,152
American International Group, Inc.	26,136	1,353,061
Aon plc, Class A	7,007	2,039,317
Arthur J. Gallagher & Co.	6,931	1,240,580
Assurant, Inc.	1,784	313,591
Brown & Brown, Inc.	7,730	503,223
Chubb Ltd.	13,979	2,636,999
Cincinnati Financial Corp.	4,920	478,913
Everest Re Group Ltd.	1,301	340,016
Globe Life, Inc.	2,993	301,485
Hartford Financial Services Group, Inc. (The)	10,850	699,499
Lincoln National Corp.	5,332	273,745
Loews Corp.	6,414	373,615
Marsh & McLennan Cos., Inc.	16,559	2,715,014
MetLife, Inc.	22,805	1,442,416
Principal Financial Group, Inc.	7,753	518,986
Progressive Corp. (The)	19,296	2,220,198
Prudential Financial, Inc.	12,372	1,237,076
Travelers Cos., Inc. (The)	7,917	1,256,428
W R Berkley Corp.	6,912	432,207
Willis Towers Watson plc	3,678	761,125
		23,318,976
Interactive Media & Services 5.0%
Alphabet, Inc. (a)
Class A	198,460	23,084,867
Class C	181,960	21,223,814

Match Group, Inc.(a)	9,422	690,727
Meta Platforms, Inc., Class A (a)	75,667	12,038,620
Twitter, Inc.(a)(b)	25,166	1,047,157
		58,085,185
Internet & Direct Marketing Retail 3.5%
Amazon.com, Inc.(a)	288,678	38,957,096
eBay, Inc.	18,470	898,196
Etsy, Inc.(a)	4,194	435,002
		40,290,294
IT Services 4.4%
Accenture plc, Class A	20,897	6,399,915
Akamai Technologies, Inc.(a)	5,289	508,908
Automatic Data Processing, Inc.	13,782	3,323,116

	Shares	Value
Common Stocks
IT Services
Broadridge Financial Solutions, Inc.	3,868	$ 621,007
Cognizant Technology Solutions Corp., Class A	17,194	1,168,504
DXC Technology Co.(a)	8,066	254,886
EPAM Systems, Inc.(a)	1,886	658,686
Fidelity National Information Services, Inc.	20,150	2,058,524
Fiserv, Inc.(a)	19,193	2,028,316
FleetCor Technologies, Inc.(a)	2,552	561,670
Gartner, Inc.(a)	2,657	705,380
Global Payments, Inc.	9,289	1,136,231
International Business Machines Corp.	29,674	3,881,062
Jack Henry & Associates, Inc.	2,404	499,479
Mastercard, Inc., Class A	28,333	10,023,932
Paychex, Inc.	10,600	1,359,768
PayPal Holdings, Inc.(a)	38,206	3,305,965
VeriSign, Inc.(a)	3,144	594,719
Visa, Inc., Class A	54,295	11,516,512
		50,606,580
Leisure Products 0.0% ‡
Hasbro, Inc.	4,324	340,385
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc.	9,901	1,327,724
Bio-Rad Laboratories, Inc., Class A (a)	714	402,168
Bio-Techne Corp.	1,294	498,552
Charles River Laboratories International, Inc.(a)	1,676	419,905
Danaher Corp.	21,349	6,222,593
Illumina, Inc.(a)	5,183	1,123,052
IQVIA Holdings, Inc.(a)	6,245	1,500,486
Mettler-Toledo International, Inc.(a)	748	1,009,598
PerkinElmer, Inc.	4,162	637,494
Thermo Fisher Scientific, Inc.	12,915	7,728,465
Waters Corp.(a)	1,987	723,328
West Pharmaceutical Services, Inc.	2,444	839,661
		22,433,026
Machinery 1.6%
Caterpillar, Inc.	17,597	3,488,605
Cummins, Inc.	4,655	1,030,198
Deere & Co.	9,210	3,160,688
Dover Corp.	4,756	635,782
Fortive Corp.	11,826	762,186
IDEX Corp.	2,508	523,545
Illinois Tool Works, Inc.	9,350	1,942,556
Ingersoll Rand, Inc.	13,392	666,922
Nordson Corp.	1,778	410,700
Otis Worldwide Corp.	13,949	1,090,393
PACCAR, Inc.	11,471	1,049,826

	Shares	Value
Common Stocks
Machinery
Parker-Hannifin Corp.	4,235	$ 1,224,296
Pentair plc	5,457	266,793
Snap-on, Inc.	1,761	394,552
Stanley Black & Decker, Inc.	4,981	484,801
Westinghouse Air Brake Technologies Corp.	6,026	563,250
Xylem, Inc.	5,942	546,842
		18,241,935
Media 0.8%
Charter Communications, Inc., Class A (a)	3,821	1,651,054
Comcast Corp., Class A	147,492	5,533,900
DISH Network Corp., Class A (a)	8,272	143,685
Fox Corp.
Class A	10,283	340,470
Class B	4,770	147,393

Interpublic Group of Cos., Inc. (The)	12,988	387,951
News Corp.
Class A	12,816	219,666
Class B	3,970	68,602

Omnicom Group, Inc.	6,788	474,074
Paramount Global, Class B	20,072	474,703
		9,441,498
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	47,814	1,508,532
Newmont Corp.	26,184	1,185,612
Nucor Corp.	8,778	1,192,052
		3,886,196
Multiline Retail 0.5%
Dollar General Corp.	7,548	1,875,150
Dollar Tree, Inc.(a)	7,427	1,228,129
Target Corp.	15,256	2,492,525
		5,595,804
Multi-Utilities 0.9%
Ameren Corp.	8,519	793,289
CenterPoint Energy, Inc.	20,767	658,106
CMS Energy Corp.	9,572	657,883
Consolidated Edison, Inc.	11,689	1,160,367
Dominion Energy, Inc.	26,765	2,194,195
DTE Energy Co.	6,392	832,878
NiSource, Inc.	13,388	406,995
Public Service Enterprise Group, Inc.	16,471	1,081,651
Sempra Energy	10,369	1,719,180
WEC Energy Group, Inc.	10,407	1,080,351
		10,584,895

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels 4.0%
APA Corp.	11,159	$ 414,780
Chevron Corp.	64,823	10,616,711
ConocoPhillips	42,673	4,157,630
Coterra Energy, Inc.	26,585	813,235
Devon Energy Corp.	20,250	1,272,713
Diamondback Energy, Inc.	5,504	704,622
EOG Resources, Inc.	19,324	2,149,215
Exxon Mobil Corp.	138,979	13,471,234
Hess Corp.	9,140	1,027,976
Kinder Morgan, Inc.	64,335	1,157,387
Marathon Oil Corp.	23,348	579,030
Marathon Petroleum Corp.	17,848	1,635,948
Occidental Petroleum Corp.(b)	29,374	1,931,340
ONEOK, Inc.	14,735	880,269
Phillips 66	15,872	1,412,608
Pioneer Natural Resources Co.	7,424	1,759,117
Valero Energy Corp.	13,464	1,491,407
Williams Cos., Inc. (The)	40,184	1,369,873
		46,845,095
Personal Products 0.2%
Estee Lauder Cos., Inc. (The), Class A	7,648	2,088,669
Pharmaceuticals 4.3%
Bristol-Myers Squibb Co.	70,242	5,182,455
Catalent, Inc.(a)	5,913	668,760
Eli Lilly and Co.	26,018	8,577,874
Johnson & Johnson	86,815	15,150,954
Merck & Co., Inc.	83,430	7,453,636
Organon & Co.	8,368	265,433
Pfizer, Inc.	185,114	9,350,108
Viatris, Inc.	39,997	387,571
Zoetis, Inc.	15,527	2,834,454
		49,871,245
Professional Services 0.3%
Equifax, Inc.	4,036	843,161
Jacobs Engineering Group, Inc.	4,244	582,701
Leidos Holdings, Inc.	4,509	482,463
Nielsen Holdings plc	11,867	284,215
Robert Half International, Inc.	3,646	288,544
Verisk Analytics, Inc.	5,209	991,012
		3,472,096
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	10,784	923,326

	Shares	Value
Common Stocks
Road & Rail 0.9%
CSX Corp.	71,733	$ 2,319,128
JB Hunt Transport Services, Inc.	2,766	506,925
Norfolk Southern Corp.	7,863	1,974,949
Old Dominion Freight Line, Inc.	3,029	919,332
Union Pacific Corp.	20,720	4,709,656
		10,429,990
Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc.(a)	53,463	5,050,650
Analog Devices, Inc.	17,265	2,968,889
Applied Materials, Inc.	29,145	3,088,787
Broadcom, Inc.	13,470	7,212,916
Enphase Energy, Inc.(a)	4,455	1,266,022
Intel Corp.	134,903	4,898,328
KLA Corp.	4,924	1,888,551
Lam Research Corp.	4,576	2,290,334
Microchip Technology, Inc.	18,343	1,263,099
Micron Technology, Inc.	36,841	2,278,984
Monolithic Power Systems, Inc.	1,447	672,450
NVIDIA Corp.	82,612	15,004,818
NXP Semiconductors NV	8,662	1,592,769
ON Semiconductor Corp.(a)	14,335	957,291
Qorvo, Inc.(a)	3,577	372,258
QUALCOMM, Inc.	36,951	5,360,112
Skyworks Solutions, Inc.	5,309	578,044
SolarEdge Technologies, Inc.(a)	1,827	657,957
Teradyne, Inc.	5,285	533,204
Texas Instruments, Inc.	30,423	5,442,370
		63,377,833
Software 9.0%
Adobe, Inc.(a)	15,589	6,393,361
ANSYS, Inc.(a)	2,870	800,701
Autodesk, Inc.(a)	7,177	1,552,529
Cadence Design Systems, Inc.(a)	9,098	1,692,956
Ceridian HCM Holding, Inc.(a)	4,532	248,218
Citrix Systems, Inc.	4,115	417,302
Fortinet, Inc.(a)	21,980	1,311,107
Intuit, Inc.	9,330	4,256,066
Microsoft Corp.	246,747	69,271,753
NortonLifeLock, Inc.	19,197	470,902
Oracle Corp.	51,936	4,042,698
Paycom Software, Inc.(a)	1,589	525,149
PTC, Inc.(a)	3,473	428,499
Roper Technologies, Inc.	3,494	1,525,725
salesforce, Inc.(a)	32,778	6,031,807
ServiceNow, Inc.(a)	6,614	2,954,209
Synopsys, Inc.(a)	5,051	1,856,242

	Shares	Value
Common Stocks
Software
Tyler Technologies, Inc.(a)	1,368	$ 545,832
		104,325,056
Specialty Retail 2.1%
Advance Auto Parts, Inc.	2,016	390,338
AutoZone, Inc.(a)	655	1,399,990
Bath & Body Works, Inc.	7,868	279,629
Best Buy Co., Inc.	6,680	514,293
CarMax, Inc.(a)	5,296	527,164
Home Depot, Inc. (The)	34,093	10,259,947
Lowe's Cos., Inc.	21,812	4,177,652
O'Reilly Automotive, Inc.(a)	2,168	1,525,383
Ross Stores, Inc.	11,593	942,047
TJX Cos., Inc. (The)	38,747	2,369,767
Tractor Supply Co.	3,691	706,753
Ulta Beauty, Inc.(a)	1,723	670,092
		23,763,055
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.(c)	507,279	82,437,910
Hewlett Packard Enterprise Co.	42,894	610,811
HP, Inc.	34,752	1,160,369
NetApp, Inc.	7,342	523,705
Seagate Technology Holdings plc	6,521	521,550
Western Digital Corp.(a)	10,332	507,301
		85,761,646
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., Class B	41,859	4,810,436
PVH Corp.	2,228	137,958
Ralph Lauren Corp.	1,527	150,608
Tapestry, Inc.(b)	8,307	279,365
VF Corp.	10,649	475,797
		5,854,164
Tobacco 0.7%
Altria Group, Inc.	59,734	2,619,933
Philip Morris International, Inc.	51,141	4,968,348
		7,588,281
Trading Companies & Distributors 0.2%
Fastenal Co.	18,990	975,326
United Rentals, Inc.(a)	2,363	762,469
WW Grainger, Inc.	1,416	769,639
		2,507,434
Water Utilities 0.1%
American Water Works Co., Inc.	5,996	932,018

	Shares	Value
Common Stocks
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.(a)	19,438	$ 2,780,800
Total Common Stocks (d) (Cost $249,786,616)		1,148,382,053

Short-Term Investments 1.2%
Unaffiliated Investment Company 0.3%
Invesco Government & Agency Portfolio, 2.17% (e)(f)	4,079,845	4,079,845

	Principal Amount
U.S. Treasury Debt 0.9%
U.S. Treasury Bills
1.534%, due 9/15/22 (c)(g)	$ 10,300,000	10,272,850
Total Short-Term Investments (Cost $14,360,174)		14,352,695
Total Investments (Cost $264,146,790)	100.3%	1,162,734,748
Other Assets, Less Liabilities	(0.3)	(3,477,999)
Net Assets	100.0%	$ 1,159,256,749

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2022, the aggregate market value of securities on loan was $4,413,247; the total market value of collateral held by the Fund was $4,517,449. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $437,604. The Fund received cash collateral with a value of $4,079,845.
(c)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.
(d)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 100.0% of the Fund’s net assets.
(e)	Current yield as of July 31, 2022.
(f)	Represents a security purchased with cash collateral received for securities on loan.
(g)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 106	$ 14,347	$ (14,453)	$ —	$ —	$ —	$ 1	$ —	—

Futures Contracts
As of July 31, 2022, the Fund held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	50	September 2022	$ 9,528,531	$ 10,333,750	$ 805,219

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2022.
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,148,382,053	$ —	$ —	$ 1,148,382,053
Short-Term Investments
Unaffiliated Investment Company	4,079,845	—	—	4,079,845
U.S. Treasury Debt	—	10,272,850	—	10,272,850
Total Short-Term Investments	4,079,845	10,272,850	—	14,352,695
Total Investments in Securities	1,152,461,898	10,272,850	—	1,162,734,748
Other Financial Instruments
Futures Contracts (b)	805,219	—	—	805,219
Total Investments in Securities and Other Financial Instruments	$ 1,153,267,117	$ 10,272,850	$ —	$ 1,163,539,967

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay Short Duration High Yield Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 92.5%
Convertible Bonds 1.8%
Investment Companies 0.2%
Ares Capital Corp.
4.625%, due 3/1/24	$ 2,000,000	$ 2,161,250
Media 1.5%
DISH Network Corp.
2.375%, due 3/15/24	21,650,000	19,349,688
3.375%, due 8/15/26	2,300,000	1,642,302
		20,991,990
Oil & Gas 0.1%
Gulfport Energy Operating Corp.
10.00% (10.00% Cash or 15.00% PIK), due 12/29/49 (a)(b)	260,000	1,683,500
Total Convertible Bonds (Cost $25,077,219)		24,836,740
Corporate Bonds 75.0%
Advertising 0.3%
Outfront Media Capital LLC
6.25%, due 6/15/25 (c)	4,000,000	3,960,760
Aerospace & Defense 1.8%
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (c)	3,400,000	2,686,000
TransDigm UK Holdings plc
6.875%, due 5/15/26	3,100,000	3,093,583
TransDigm, Inc. (c)
6.25%, due 3/15/26	8,295,000	8,334,899
8.00%, due 12/15/25	10,005,000	10,367,381
		24,481,863
Airlines 0.8%
American Airlines, Inc.
5.50%, due 4/20/26 (c)	2,200,000	2,163,678
Delta Air Lines, Inc.
4.50%, due 10/20/25 (c)	2,000,000	1,974,999
7.00%, due 5/1/25 (c)	4,375,000	4,570,349
7.375%, due 1/15/26	1,500,000	1,575,141
Spirit Loyalty Cayman Ltd.
8.00%, due 9/20/25 (c)	541,669	566,039
		10,850,206
Auto Manufacturers 2.9%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	5,000,000	4,686,119
2.70%, due 8/10/26	3,200,000	2,908,000

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers
Ford Motor Credit Co. LLC
3.37%, due 11/17/23	$ 4,000,000	$ 3,918,501
3.375%, due 11/13/25	7,000,000	6,679,470
3.664%, due 9/8/24	1,150,000	1,114,435
5.125%, due 6/16/25	3,000,000	2,990,730
5.584%, due 3/18/24	840,000	847,569
JB Poindexter & Co., Inc.
7.125%, due 4/15/26 (c)	16,503,000	16,102,472
		39,247,296
Auto Parts & Equipment 1.7%
Adient Global Holdings Ltd.
4.875%, due 8/15/26 (c)	6,000,000	5,611,140
IHO Verwaltungs GmbH (b)(c)
4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	6,760,000	5,832,122
6.00% (6.00% Cash or 6.75% PIK), due 5/15/27	12,065,000	10,729,646
Meritor, Inc.
6.25%, due 6/1/25 (c)	1,660,000	1,709,683
		23,882,591
Building Materials 0.6%
Koppers, Inc.
6.00%, due 2/15/25 (c)	5,730,000	5,459,143
Summit Materials LLC
6.50%, due 3/15/27 (c)	2,850,000	2,799,791
		8,258,934
Chemicals 1.0%
GPD Cos., Inc.
10.125%, due 4/1/26 (c)	7,385,000	6,811,699
Iris Holdings, Inc.
8.75% (8.75% Cash or 9.50% PIK), due 2/15/26 (b)(c)	3,000,000	2,370,000
NOVA Chemicals Corp.
4.875%, due 6/1/24 (c)	2,150,000	2,105,652
SCIL IV LLC
5.375%, due 11/1/26 (c)	3,325,000	2,781,579
		14,068,930
Coal 0.4%
Coronado Finance Pty. Ltd.
10.75%, due 5/15/26 (c)	2,800,000	2,912,000
Natural Resource Partners LP
9.125%, due 6/30/25 (c)	2,650,000	2,703,372
		5,615,372
Commercial Services 2.0%
Alta Equipment Group, Inc.
5.625%, due 4/15/26 (c)	5,000,000	4,197,200

	Principal Amount	Value
Corporate Bonds
Commercial Services
Ashtead Capital, Inc.
4.375%, due 8/15/27 (c)	$ 2,000,000	$ 1,901,907
Graham Holdings Co.
5.75%, due 6/1/26 (c)	8,100,000	8,115,430
Herc Holdings, Inc.
5.50%, due 7/15/27 (c)	2,000,000	2,000,000
Ritchie Bros Auctioneers, Inc.
5.375%, due 1/15/25 (c)	7,785,000	7,804,463
Service Corp. International
7.50%, due 4/1/27	3,150,000	3,354,750
		27,373,750
Distribution & Wholesale 0.9%
Avient Corp.
5.25%, due 3/15/23	1,750,000	1,752,260
5.75%, due 5/15/25 (c)	6,845,000	6,882,100
G-III Apparel Group Ltd.
7.875%, due 8/15/25 (c)	3,500,000	3,430,000
		12,064,360
Diversified Financial Services 1.1%
Credit Acceptance Corp.
5.125%, due 12/31/24 (c)	6,555,000	6,291,156
Enact Holdings, Inc.
6.50%, due 8/15/25 (c)	3,260,000	3,283,798
Oxford Finance LLC
6.375%, due 2/1/27 (c)	1,000,000	961,540
PRA Group, Inc.
7.375%, due 9/1/25 (c)	2,650,000	2,624,689
StoneX Group, Inc.
8.625%, due 6/15/25 (c)	1,920,000	1,950,201
		15,111,384
Electric 1.3%
DPL, Inc.
4.125%, due 7/1/25	3,650,000	3,538,310
NextEra Energy Operating Partners LP (c)
3.875%, due 10/15/26	3,500,000	3,457,283
4.25%, due 7/15/24	4,030,000	3,992,803
NRG Energy, Inc.
6.625%, due 1/15/27	1,500,000	1,522,500
Vistra Corp. (c)(d)(e)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	1,500,000	1,394,910
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26	4,100,000	3,971,875
		17,877,681
Electrical Components & Equipment 0.6%
WESCO Distribution, Inc.
7.125%, due 6/15/25 (c)	7,650,000	7,907,040

	Principal Amount	Value
Corporate Bonds
Entertainment 3.8%
Churchill Downs, Inc.
5.50%, due 4/1/27 (c)	$ 19,375,000	$ 19,295,562
International Game Technology plc (c)
4.125%, due 4/15/26	9,950,000	9,495,733
6.25%, due 1/15/27	1,630,000	1,658,525
6.50%, due 2/15/25	4,300,000	4,369,875
Live Nation Entertainment, Inc.
6.50%, due 5/15/27 (c)	6,420,000	6,588,525
Vail Resorts, Inc.
6.25%, due 5/15/25 (c)	10,582,000	10,819,037
		52,227,257
Food 0.3%
B&G Foods, Inc.
5.25%, due 4/1/25	4,300,000	4,158,573
Post Holdings, Inc.
5.75%, due 3/1/27 (c)	350,000	349,125
		4,507,698
Food Service 0.9%
Aramark Services, Inc.
6.375%, due 5/1/25 (c)	12,185,000	12,207,420
Forest Products & Paper 0.1%
Mercer International, Inc.
5.50%, due 1/15/26	1,000,000	971,030
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25	1,000,000	1,113,251
		2,084,281
Gas 1.1%
AmeriGas Partners LP
5.625%, due 5/20/24	7,500,000	7,576,272
Rockpoint Gas Storage Canada Ltd.
7.00%, due 3/31/23 (c)	7,200,000	7,191,720
		14,767,992
Healthcare-Services 4.7%
Catalent Pharma Solutions, Inc.
5.00%, due 7/15/27 (c)	5,216,000	5,220,121
Encompass Health Corp.
5.75%, due 9/15/25	4,335,000	4,345,123
HCA, Inc.
5.375%, due 2/1/25	13,100,000	13,362,358
5.875%, due 2/15/26	2,000,000	2,066,180
7.50%, due 12/15/23	11,610,000	12,129,663
7.58%, due 9/15/25	5,623,000	6,102,361
8.36%, due 4/15/24	10,000,000	10,600,000

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
IQVIA, Inc.
5.00%, due 10/15/26 (c)	$ 5,515,000	$ 5,492,612
ModivCare, Inc.
5.875%, due 11/15/25 (c)	6,000,000	5,853,391
		65,171,809
Holding Companies-Diversified 0.8%
Stena International SA
6.125%, due 2/1/25 (c)	12,220,000	11,699,068
Home Builders 1.9%
Adams Homes, Inc.
7.50%, due 2/15/25 (c)	6,815,000	5,963,125
Century Communities, Inc.
6.75%, due 6/1/27	3,000,000	3,048,780
Installed Building Products, Inc.
5.75%, due 2/1/28 (c)	4,000,000	3,666,960
Meritage Homes Corp.
5.125%, due 6/6/27	1,000,000	977,371
Picasso Finance Sub, Inc.
6.125%, due 6/15/25 (c)	8,219,000	8,325,641
STL Holding Co. LLC
7.50%, due 2/15/26 (c)	1,645,000	1,455,825
Winnebago Industries, Inc.
6.25%, due 7/15/28 (c)	2,300,000	2,195,143
		25,632,845
Household Products & Wares 0.1%
Spectrum Brands, Inc.
5.75%, due 7/15/25	1,000,000	995,221
Housewares 0.3%
Newell Brands, Inc.
4.10%, due 4/1/23 (f)	2,250,000	2,243,486
4.875%, due 6/1/25	1,750,000	1,767,500
		4,010,986
Insurance 0.5%
NMI Holdings, Inc.
7.375%, due 6/1/25 (c)	6,485,000	6,566,776
Internet 1.4%
Netflix, Inc.
5.75%, due 3/1/24	4,980,000	5,098,214
5.875%, due 2/15/25	665,000	688,280
NortonLifeLock, Inc.
5.00%, due 4/15/25 (c)	7,175,000	7,146,479

	Principal Amount	Value
Corporate Bonds
Internet
Uber Technologies, Inc.
7.50%, due 5/15/25 (c)	$ 6,345,000	$ 6,444,449
		19,377,422
Investment Companies 2.6%
Ares Capital Corp.
3.875%, due 1/15/26	1,000,000	941,238
FS Energy and Power Fund
7.50%, due 8/15/23 (c)	22,844,000	23,041,486
Icahn Enterprises LP
4.75%, due 9/15/24	12,500,000	12,265,625
		36,248,349
Iron & Steel 0.9%
Allegheny Ludlum LLC
6.95%, due 12/15/25	2,430,000	2,417,850
Mineral Resources Ltd. (c)
8.00%, due 11/1/27	1,500,000	1,524,037
8.125%, due 5/1/27	8,625,000	8,565,572
		12,507,459
Leisure Time 2.5%
Carnival Corp. (c)
5.75%, due 3/1/27	10,300,000	8,256,017
7.625%, due 3/1/26	9,660,000	8,310,063
10.50%, due 2/1/26	15,500,000	16,275,310
Lindblad Expeditions LLC
6.75%, due 2/15/27 (c)	1,825,000	1,674,164
		34,515,554
Lodging 1.4%
Boyd Gaming Corp.
4.75%, due 12/1/27	4,000,000	3,843,560
Genting New York LLC
3.30%, due 2/15/26 (c)	1,500,000	1,364,037
Hilton Domestic Operating Co., Inc.
5.375%, due 5/1/25 (c)	5,590,000	5,590,000
Hilton Worldwide Finance LLC
4.875%, due 4/1/27	1,315,000	1,291,987
Hyatt Hotels Corp.
5.625%, due 4/23/25 (f)	4,070,000	4,150,362
Marriott International, Inc.
3.75%, due 10/1/25	1,000,000	989,766
Series Z
4.15%, due 12/1/23	1,500,000	1,508,986
Series EE
5.75%, due 5/1/25	932,000	972,340
		19,711,038

	Principal Amount	Value
Corporate Bonds
Machinery-Diversified 0.5%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (g)(h)	$ 3,425,000	$ 34,250
Stevens Holding Co., Inc.
6.125%, due 10/1/26 (c)	3,000,000	2,948,220
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (c)	3,613,000	3,468,480
		6,450,950
Media 3.2%
CCO Holdings LLC (c)
5.00%, due 2/1/28	4,000,000	3,860,000
5.125%, due 5/1/27	1,500,000	1,469,175
5.50%, due 5/1/26	13,485,000	13,583,306
CSC Holdings LLC
5.25%, due 6/1/24	9,250,000	9,157,500
5.875%, due 9/15/22	3,250,000	3,242,362
DIRECTV Financing LLC
5.875%, due 8/15/27 (c)	4,500,000	4,192,155
LCPR Senior Secured Financing DAC
6.75%, due 10/15/27 (c)	5,475,000	5,315,034
Sterling Entertainment Enterprises LLC
10.25%, due 1/15/25 (a)(h)(i)(j)	3,000,000	2,797,500
		43,617,032
Metal Fabricate & Hardware 0.1%
Advanced Drainage Systems, Inc.
5.00%, due 9/30/27 (c)	1,000,000	980,000
Mining 1.7%
Arconic Corp.
6.00%, due 5/15/25 (c)	3,000,000	3,021,844
Century Aluminum Co.
7.50%, due 4/1/28 (c)	3,315,000	2,946,538
Compass Minerals International, Inc.
4.875%, due 7/15/24 (c)	10,310,000	9,564,681
First Quantum Minerals Ltd.
7.50%, due 4/1/25 (c)	2,500,000	2,489,175
IAMGOLD Corp.
5.75%, due 10/15/28 (c)	590,000	342,141
Novelis Corp.
3.25%, due 11/15/26 (c)	5,000,000	4,652,800
		23,017,179
Miscellaneous—Manufacturing 1.1%
Amsted Industries, Inc.
5.625%, due 7/1/27 (c)	3,000,000	2,912,370
EnPro Industries, Inc.
5.75%, due 10/15/26	1,000,000	990,510

	Principal Amount	Value
Corporate Bonds
Miscellaneous—Manufacturing
FXI Holdings, Inc. (c)
7.875%, due 11/1/24	$ 960,000	$ 828,000
12.25%, due 11/15/26	129,000	114,165
Gates Global LLC
6.25%, due 1/15/26 (c)	1,500,000	1,466,490
Hillenbrand, Inc.
5.00%, due 9/15/26 (f)	6,080,000	5,910,307
5.75%, due 6/15/25	3,515,000	3,576,513
		15,798,355
Oil & Gas 7.0%
Ascent Resources Utica Holdings LLC (c)
7.00%, due 11/1/26	3,900,000	3,798,288
9.00%, due 11/1/27	1,556,000	1,884,779
California Resources Corp.
7.125%, due 2/1/26 (c)	4,520,000	4,507,163
Centennial Resource Production LLC
5.375%, due 1/15/26 (c)	6,100,000	5,590,101
Chevron USA, Inc.
3.90%, due 11/15/24	4,550,000	4,611,607
Chord Energy Corp.
6.375%, due 6/1/26 (c)	2,780,000	2,738,300
Civitas Resources, Inc.
5.00%, due 10/15/26 (c)	1,045,000	981,569
Colgate Energy Partners III LLC
7.75%, due 2/15/26 (c)	3,000,000	2,943,255
Encino Acquisition Partners Holdings LLC
8.50%, due 5/1/28 (c)	3,715,000	3,630,669
EQT Corp.
6.625%, due 2/1/25 (f)	7,850,000	8,173,577
Gulfport Energy Corp.
8.00%, due 5/17/26	88,094	88,519
8.00%, due 5/17/26 (c)	4,510,560	4,532,346
Gulfport Energy Operating Corp. Escrow Claim Shares (g)(i)(j)
6.00%, due 10/15/24	2,245,000	—
6.625%, due 5/1/23	4,452,000	—
Hess Corp.
3.50%, due 7/15/24	910,000	900,414
Laredo Petroleum, Inc.
10.125%, due 1/15/28	1,000,000	1,013,830
Matador Resources Co.
5.875%, due 9/15/26	7,220,000	7,346,350
Occidental Petroleum Corp.
5.50%, due 12/1/25	2,000,000	2,045,340
5.55%, due 3/15/26	1,000,000	1,027,500
5.875%, due 9/1/25	3,160,000	3,219,250
8.00%, due 7/15/25	5,000,000	5,501,900

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Parkland Corp.
5.875%, due 7/15/27 (c)	$ 2,070,000	$ 2,018,250
PDC Energy, Inc.
5.75%, due 5/15/26	2,775,000	2,712,563
6.125%, due 9/15/24	2,450,000	2,437,898
Penn Virginia Holdings LLC
9.25%, due 8/15/26 (c)	1,146,000	1,128,810
Range Resources Corp.
4.875%, due 5/15/25	1,550,000	1,546,730
Southwestern Energy Co.
5.95%, due 1/23/25 (f)	2,199,000	2,225,685
Talos Production, Inc.
12.00%, due 1/15/26	11,410,000	12,151,650
Transocean Guardian Ltd.
5.875%, due 1/15/24 (c)	922,750	881,226
Transocean Pontus Ltd.
6.125%, due 8/1/25 (c)	4,052,850	3,789,415
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (c)	2,568,750	2,356,828
		95,783,812
Oil & Gas Services 0.6%
Bristow Group, Inc.
6.875%, due 3/1/28 (c)	3,000,000	2,663,085
Nine Energy Service, Inc.
8.75%, due 11/1/23 (c)	3,775,000	2,378,250
Weatherford International Ltd.
11.00%, due 12/1/24 (c)	2,800,000	2,828,806
		7,870,141
Packaging & Containers 0.3%
Cascades, Inc.
5.125%, due 1/15/26 (c)	4,831,000	4,503,038
Pharmaceuticals 0.5%
Bausch Health Americas, Inc.
9.25%, due 4/1/26 (c)	1,250,000	868,750
Bausch Health Cos., Inc.
9.00%, due 12/15/25 (c)	1,000,000	725,000
Endo DAC
5.875%, due 10/15/24 (c)	4,150,000	3,361,500
PRA Health Sciences, Inc.
2.875%, due 7/15/26 (c)	1,500,000	1,420,635
		6,375,885
Pipelines 5.3%
Antero Midstream Partners LP
5.75%, due 3/1/27 (c)	5,835,000	5,807,430

	Principal Amount	Value
Corporate Bonds
Pipelines
EQM Midstream Partners LP
4.125%, due 12/1/26	$ 675,000	$ 622,242
6.00%, due 7/1/25 (c)	2,195,000	2,178,647
FTAI Infra Escrow Holdings LLC
10.50%, due 6/1/27 (c)	2,700,000	2,706,750
Genesis Energy LP
5.625%, due 6/15/24	2,050,000	1,971,150
6.25%, due 5/15/26	2,190,000	2,029,648
6.50%, due 10/1/25	3,640,000	3,526,778
Hess Midstream Operations LP
5.625%, due 2/15/26 (c)	6,349,000	6,325,191
Holly Energy Partners LP
6.375%, due 4/15/27 (c)	1,500,000	1,485,158
NGL Energy Operating LLC
7.50%, due 2/1/26 (c)	2,200,000	2,009,854
NuStar Logistics LP
5.75%, due 10/1/25	1,500,000	1,457,400
PBF Logistics LP
6.875%, due 5/15/23	4,000,000	4,003,740
Plains All American Pipeline LP
Series B
6.125%, due 11/15/22 (e)(k)	18,663,000	14,161,986
Rockies Express Pipeline LLC
3.60%, due 5/15/25 (c)	2,905,000	2,694,387
Ruby Pipeline LLC
8.00%, due 4/1/22 (c)(g)(l)	7,697,879	6,427,729
Summit Midstream Holdings LLC
8.50%, due 10/15/26 (c)	6,880,000	6,564,311
TransMontaigne Partners LP
6.125%, due 2/15/26	4,600,000	3,908,574
Western Midstream Operating LP
4.65%, due 7/1/26	4,315,000	4,283,242
		72,164,217
Real Estate 0.9%
Newmark Group, Inc.
6.125%, due 11/15/23	12,225,000	12,288,719
Real Estate Investment Trusts 2.9%
GLP Capital LP
5.25%, due 6/1/25	2,500,000	2,478,132
5.375%, due 11/1/23	3,110,000	3,103,251
5.375%, due 4/15/26	700,000	694,708
MPT Operating Partnership LP
5.25%, due 8/1/26	2,500,000	2,446,875
VICI Properties LP (c)
3.50%, due 2/15/25	9,615,000	9,086,581

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
VICI Properties LP (c)
4.625%, due 6/15/25	$ 2,985,000	$ 2,897,233
5.625%, due 5/1/24	19,681,000	19,689,856
		40,396,636
Retail 2.4%
CEC Entertainment LLC
6.75%, due 5/1/26 (c)	1,745,000	1,631,575
Dave & Buster's, Inc.
7.625%, due 11/1/25 (c)	2,160,000	2,175,089
KFC Holding Co.
4.75%, due 6/1/27 (c)	8,457,000	8,475,986
NMG Holding Co., Inc.
7.125%, due 4/1/26 (c)	15,883,000	15,543,104
Patrick Industries, Inc.
7.50%, due 10/15/27 (c)	2,906,000	2,692,220
Penske Automotive Group, Inc.
3.50%, due 9/1/25	3,075,000	2,965,806
Ultra Resources, Inc. Escrow Claim Shares
6.875%, due 4/15/22 (a)(g)(i)(j)	4,455,000	—
		33,483,780
Software 2.1%
Camelot Finance SA
4.50%, due 11/1/26 (c)	9,225,000	8,824,727
Change Healthcare Holdings LLC
5.75%, due 3/1/25 (c)	1,330,000	1,323,576
CWT Travel Group, Inc.
8.50%, due 11/19/26 (c)	1,608,846	1,484,161
PTC, Inc.
3.625%, due 2/15/25 (c)	10,320,000	10,061,484
SS&C Technologies, Inc.
5.50%, due 9/30/27 (c)	3,925,000	3,866,204
Veritas US, Inc.
7.50%, due 9/1/25 (c)	3,525,000	2,975,369
		28,535,521
Telecommunications 6.3%
Connect Finco SARL
6.75%, due 10/1/26 (c)	3,750,000	3,667,612
Hughes Satellite Systems Corp.
6.625%, due 8/1/26	2,000,000	1,947,500
Level 3 Financing, Inc.
5.375%, due 5/1/25	6,500,000	6,508,775
Lumen Technologies, Inc.
Series W
6.75%, due 12/1/23	6,000,000	6,097,060
Quebecor Media, Inc.
5.75%, due 1/15/23	6,920,000	6,945,950

	Principal Amount	Value
Corporate Bonds
Telecommunications
Sprint Corp.
7.875%, due 9/15/23	$ 29,145,000	$ 30,217,827
T-Mobile US, Inc.
2.25%, due 2/15/26	24,000,000	22,372,080
4.75%, due 2/1/28	7,555,000	7,540,948
5.375%, due 4/15/27	570,000	577,076
		85,874,828
Toys, Games & Hobbies 0.9%
Mattel, Inc.
3.15%, due 3/15/23	3,760,000	3,717,700
3.375%, due 4/1/26 (c)	5,469,000	5,186,389
5.875%, due 12/15/27 (c)	3,890,000	3,977,525
		12,881,614
Transportation 0.5%
Watco Cos. LLC
6.50%, due 6/15/27 (c)	7,140,000	6,834,265
Total Corporate Bonds (Cost $1,078,962,520)		1,029,787,314
Loan Assignments 15.7%
Aerospace & Defense 0.3%
SkyMiles IP Ltd.
Initial Term Loan
6.46% (3 Month LIBOR + 3.75%), due 10/20/27 (d)	4,500,000	4,543,596
Automobile 0.6%
Dealer Tire LLC
Term Loan B1
6.622% (1 Month LIBOR + 4.25%), due 1/1/38 (d)	4,095,000	3,995,184
Tenneco, Inc.
Tranche Term Loan B
5.372% (1 Month LIBOR + 3.00%), due 10/1/25 (d)	2,916,877	2,868,261
Wheel Pros, Inc.
First Lien Initial Term Loan
6.662% (1 Month LIBOR + 4.50%), due 5/11/28 (d)	1,046,364	871,316
		7,734,761
Banking 0.2%
Jane Street Group LLC
Dollar Term Loan
5.122% (1 Month LIBOR + 2.75%), due 1/26/28 (d)	2,481,108	2,427,764

	Principal Amount	Value
Loan Assignments
Beverage, Food & Tobacco 0.6%
B&G Foods, Inc.
Tranche Term Loan B4
4.872% (1 Month LIBOR + 2.50%), due 10/10/26 (d)	$ 3,303,334	$ 3,122,829
United Natural Foods, Inc.
Initial Term Loan
5.691% (1 Month LIBOR + 3.25%), due 10/22/25 (d)	4,378,361	4,315,725
		7,438,554
Chemicals 0.1%
ASP Unifrax Holdings, Inc.
First Lien USD Term Loan
6.00% (3 Month LIBOR + 3.75%), due 12/12/25 (d)	1,987,798	1,779,080
Chemicals, Plastics & Rubber 1.5%
Avient Corp.
Term Loan B
TBD, due 7/27/29	3,600,000	3,537,000
Innophos Holdings, Inc.
Initial Term Loan
5.872% (1 Month LIBOR + 3.50%), due 2/5/27 (d)	4,203,250	4,066,644
Jazz Pharmaceuticals plc
Initial Dollar Term Loan
5.872% (1 Month LIBOR + 3.50%), due 5/5/28 (d)	7,934,924	7,741,511
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1
6.806% (3 Month LIBOR + 4.00%), due 3/16/27 (d)	6,026,608	5,599,092
		20,944,247
Construction & Buildings 0.1%
Installed Building Products, Inc.
Initial Term Loan
4.622% (1 Month LIBOR + 2.25%), due 12/14/28 (d)	1,393,000	1,370,364
Consumer Durables 0.2%
Griffon Corp.
Term Loan B
5.107% (1 Month LIBOR + 2.75%), due 1/24/29 (d)	2,490,000	2,421,525
Diversified/Conglomerate Service 0.3%
Change Healthcare Holdings, Inc.
Closing Date Term Loan
4.872% (1 Month LIBOR + 2.50%), due 3/1/24 (d)	4,510,854	4,452,588
Electronics 1.2%
Camelot U.S. Acquisition 1 Co. (d)
Initial Term Loan
5.372% (1 Month LIBOR + 3.00%), due 10/30/26	9,123,844	8,884,343

	Principal Amount	Value
Loan Assignments
Electronics
Camelot U.S. Acquisition 1 Co. (d)
Amendment No. 2 Incremental Term Loan
5.372% (1 Month LIBOR + 3.00%), due 10/30/26	$ 2,955,000	$ 2,877,431
WEX, Inc.
Term Loan B
4.622% (1 Month LIBOR + 2.25%), due 3/31/28 (d)	5,021,288	4,909,876
		16,671,650
Entertainment 0.2%
NAI Entertainment Holdings LLC
Tranche Term Loan B
4.88% (1 Month LIBOR + 2.50%), due 5/8/25 (d)	3,261,667	3,185,562
Finance 0.8%
Mileage Plus Holdings LLC
Initial Term Loan
7.313% (3 Month LIBOR + 5.25%), due 6/21/27 (d)	2,500,000	2,517,858
Schweitzer-Mauduit International, Inc.
Term Loan B
6.125% (1 Month LIBOR + 3.75%), due 4/20/28 (d)	3,316,500	3,117,510
Truck Hero, Inc.
Initial Term Loan
5.872% (1 Month LIBOR + 3.50%), due 1/31/28 (d)	6,226,942	5,617,592
		11,252,960
Healthcare & Pharmaceuticals 0.3%
Owens & Minor, Inc.
Term Loan B1
6.177% (1 Month LIBOR + 3.75%), due 3/29/29 (d)	3,690,750	3,667,683
Healthcare, Education & Childcare 1.3%
LifePoint Health, Inc.
First Lien Term Loan B
6.122% (1 Month LIBOR + 3.75%), due 11/16/25 (d)	10,413,139	9,812,218
Organon & Co.
Dollar Term Loan
4.625% (3 Month LIBOR + 3.00%), due 6/2/28 (d)	8,377,500	8,223,915
		18,036,133
Hotels, Motels, Inns & Gaming 0.7%
Churchill Downs, Inc.
Facility Term Loan B
4.38% (1 Month LIBOR + 2.00%), due 12/27/24 (d)	3,820,000	3,727,682
Four Seasons Holdings, Inc.
First Lien 2013 Term Loan
4.372% (1 Month LIBOR + 2.00%), due 11/30/23 (d)	5,329,474	5,289,503
		9,017,185

	Principal Amount	Value
Loan Assignments
Insurance 0.7%
USI, Inc.
2017 New Term Loan
5.25% (3 Month LIBOR + 3.00%), due 5/16/24 (d)	$ 9,827,579	$ 9,646,378
Leisure, Amusement, Motion Pictures & Entertainment 0.2%
NASCAR Holdings LLC
Initial Term Loan
4.166% (1 Month LIBOR + 2.50%), due 10/19/26 (d)	2,023,942	1,978,719
Manufacturing 0.9%
Adient U.S. LLC
Term Loan B1
5.622% (1 Month LIBOR + 3.25%), due 4/10/28 (d)	9,405,000	9,111,094
II-VI, Inc.
Initial Term Loan B
4.463% (1 Month LIBOR + 2.75%), due 7/2/29 (d)	3,200,000	3,106,665
		12,217,759
Media 1.7%
Block Communications, Inc.
Term Loan
4.50% (3 Month LIBOR + 2.25%), due 2/25/27 (d)	11,485,625	11,198,484
DIRECTV Financing LLC
Closing Date Term Loan
7.372% (1 Month LIBOR + 5.00%), due 8/2/27 (d)	8,273,500	7,795,896
Lamar Media Corp.
Term Loan B
3.662% (1 Month LIBOR + 1.50%), due 2/5/27 (d)	5,000,000	4,818,750
		23,813,130
Oil & Gas 0.7%
Ascent Resources Utica Holdings LLC
Second Lien Term Loan
11.455% (3 Month LIBOR + 9.00%), due 11/1/25 (d)	3,240,000	3,415,501
PetroQuest Energy LLC (a)(i)
Term Loan 9.166% - 9.872%
(9.21% PIK) (1 Month LIBOR + 7.50%), due 11/8/23 (b)(d)(j)	3,625,358	2,900,286
Term Loan
TBD, due 1/1/28	300,000	300,000
2020 Term Loan
8.562% (9.21% PIK), due 9/19/26 (b)	234,048	234,048
TransMontaigne Operating Co. LP
Tranche Term Loan B 5.656% - 5.662%
(1 Month LIBOR + 3.50%), due 11/17/28 (d)	2,985,000	2,870,576
		9,720,411

	Principal Amount	Value
Loan Assignments
Personal, Food & Miscellaneous Services 0.4%
KFC Holding Co.
2021 Term Loan B
3.906% (1 Month LIBOR + 1.75%), due 3/15/28 (d)	$ 2,605,214	$ 2,581,767
WW International, Inc.
Initial Term Loan
5.88% (1 Month LIBOR + 3.50%), due 4/13/28 (d)	4,393,625	3,262,266
		5,844,033
Retail 1.2%
Great Outdoors Group LLC
Term Loan B2
6.122% (1 Month LIBOR + 3.75%), due 3/6/28 (d)	18,160,853	16,571,779
Telecommunications 0.6%
Connect Finco SARL
Amendement No.1 Refinancing Term Loan
5.88% (1 Month LIBOR + 3.50%), due 12/11/26 (d)	8,699,750	8,359,920
Utilities 0.9%
Constellation Renewables LLC
Term Loan
4.08% (3 Month LIBOR + 2.50%), due 12/15/27 (d)	2,767,423	2,702,192
PG&E Corp.
Term Loan
5.375% (1 Month LIBOR + 3.00%), due 6/23/25 (d)	9,275,353	8,944,919
		11,647,111
Total Loan Assignments (Cost $222,461,165)		214,742,892
Total Long-Term Bonds (Cost $1,326,500,904)		1,269,366,946

	Shares
Common Stocks 1.3%
Electrical Equipment 0.1%
Energy Technologies, Inc.(a)(i)(j)(m)	2,021	909,450
Hotels, Restaurants & Leisure 0.4%
Carlson Travel, Inc. (a)(h)(m)	300,593	5,147,655
Carlson Travel, Inc.(h)(i)(j)(m)	3,199	—
		5,147,655
Independent Power and Renewable Electricity Producers 0.2%
GenOn Energy, Inc.(h)(i)	20,915	2,196,075

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels 0.6%
Gulfport Energy Corp.(m)	77,718	$ 7,153,165
PetroQuest Energy, Inc.(a)(i)(j)(m)	1,186,630	—
Talos Energy, Inc.(m)	91,517	1,734,247
		8,887,412
Total Common Stocks (Cost $19,838,261)		17,140,592
Preferred Stocks 0.2%
Electrical Equipment 0.2%
Energy Technologies Ltd. (a)(i)(j)(m)	4,501	3,308,235
Oil, Gas & Consumable Fuels 0.0% ‡
Gulfport Energy Operating Corp., 10.00%(10.00% Cash or 15.00% PIK) (a)(b)(h)(i)(j)	9	52,447
Total Preferred Stocks (Cost $4,304,472)		3,360,682
Total Investments (Cost $1,350,643,637)	94.0%	1,289,868,220
Other Assets, Less Liabilities	6.0	82,676,288
Net Assets	100.0%	$ 1,372,544,508

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Illiquid security—As of July 31, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $17,333,121, which represented 1.3% of the Fund’s net assets.
(b)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Floating rate—Rate shown was the rate in effect as of July 31, 2022.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Step coupon—Rate shown was the rate in effect as of July 31, 2022.
(g)	Issue in non-accrual status.
(h)	Restricted security.
(i)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2022, the total market value was $12,698,041, which represented 0.9% of the Fund’s net assets.
(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2022.
(l)	Issue in default.
(m)	Non-income producing security.

Abbreviation(s):
LIBOR—London Interbank Offered Rate
TBD—To Be Determined
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 24,836,740	$ —	$ 24,836,740
Corporate Bonds	—	1,026,989,814	2,797,500	1,029,787,314
Loan Assignments	—	211,842,606	2,900,286	214,742,892
Total Long-Term Bonds	—	1,263,669,160	5,697,786	1,269,366,946
Common Stocks	8,887,412	7,343,730	909,450	17,140,592
Preferred Stocks	—	—	3,360,682	3,360,682
Total Investments in Securities	$ 8,887,412	$ 1,271,012,890	$ 9,967,918	$ 1,289,868,220

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay WMC Small Companies Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Shares	Value
Common Stocks 95.1%
Airlines 1.1%
Sun Country Airlines Holdings, Inc.(a)	183,738	$ 3,705,995
Auto Components 1.5%
Dana, Inc.	300,892	5,042,950
Banks 7.9%
Allegiance Bancshares, Inc.	128,125	5,642,625
First Foundation, Inc.	128,811	2,681,845
OFG Bancorp	146,955	4,036,854
Old National Bancorp	285,513	4,970,781
United Community Banks, Inc.	133,182	4,532,183
Veritex Holdings, Inc.	137,170	4,244,040
		26,108,328
Biotechnology 6.4%
Acadia Pharmaceuticals, Inc.(a)	127,041	1,866,232
Celldex Therapeutics, Inc.(a)	128,803	3,956,828
Cytokinetics, Inc.(a)	66,690	2,822,988
Iovance Biotherapeutics, Inc.(a)	225,516	2,627,261
Kymera Therapeutics, Inc.(a)	137,396	3,026,834
Myovant Sciences Ltd.(a)(b)	298,751	3,907,663
Sage Therapeutics, Inc.(a)	86,287	2,969,136
		21,176,942
Building Products 3.2%
Apogee Enterprises, Inc.	95,967	3,993,187
Insteel Industries, Inc.	95,952	3,003,298
PGT Innovations, Inc.(a)	160,078	3,505,708
		10,502,193
Capital Markets 1.3%
Hamilton Lane, Inc., Class A	57,850	4,371,724
Chemicals 3.4%
Livent Corp.(a)	259,932	6,469,707
Minerals Technologies, Inc.	70,674	4,721,730
		11,191,437
Commercial Services & Supplies 1.8%
Interface, Inc.	409,657	5,935,930
Construction & Engineering 1.6%
Badger Infrastructure Solutions Ltd.	218,994	5,255,309
Consumer Finance 3.5%
Enova International, Inc.(a)	176,776	6,100,540

	Shares	Value
Common Stocks
Consumer Finance
PRA Group, Inc.(a)	133,224	$ 5,307,644
		11,408,184
Electronic Equipment, Instruments & Components 2.5%
FARO Technologies, Inc.(a)	153,117	4,979,365
Knowles Corp.(a)	166,713	3,292,582
		8,271,947
Energy Equipment & Services 5.1%
Liberty Energy, Inc., Class A (a)	405,678	5,760,627
Nabors Industries Ltd.(a)	46,804	6,669,102
Patterson-UTI Energy, Inc.	265,920	4,400,976
		16,830,705
Equity Real Estate Investment Trusts 5.8%
Acadia Realty Trust	315,430	5,403,316
Piedmont Office Realty Trust, Inc., Class A	314,983	4,334,166
Uniti Group, Inc.	501,262	4,997,582
Veris Residential, Inc.(a)	311,425	4,344,379
		19,079,443
Food Products 1.8%
Calavo Growers, Inc.	144,473	5,822,262
Gas Utilities 2.2%
New Jersey Resources Corp.	155,538	7,184,300
Health Care Equipment & Supplies 4.8%
Lantheus Holdings, Inc.(a)	107,236	8,227,146
Orthofix Medical, Inc.(a)	164,881	4,229,198
SI-BONE, Inc.(a)	263,339	3,539,276
		15,995,620
Health Care Providers & Services 2.1%
AMN Healthcare Services, Inc.(a)	62,538	7,031,773
Hotels, Restaurants & Leisure 1.7%
Hilton Grand Vacations, Inc.(a)	140,462	5,726,636
Household Durables 1.9%
Skyline Champion Corp.(a)	100,247	6,345,635
IT Services 1.7%
I3 Verticals, Inc., Class A (a)	210,503	5,710,946
Life Sciences Tools & Services 0.9%
Codexis, Inc.(a)	422,877	2,900,936

	Shares	Value
Common Stocks
Marine 2.0%
Kirby Corp.(a)	105,079	$ 6,666,212
Metals & Mining 3.5%
Carpenter Technology Corp.	188,571	6,060,672
MP Materials Corp.(a)	160,563	5,390,100
		11,450,772
Pharmaceuticals 2.0%
Arvinas, Inc.(a)	59,080	3,137,739
Pacira BioSciences, Inc.(a)	58,088	3,285,457
		6,423,196
Professional Services 2.0%
Insperity, Inc.	58,986	6,473,124
Real Estate Management & Development 1.7%
Marcus & Millichap, Inc.	133,099	5,446,411
Semiconductors & Semiconductor Equipment 1.7%
Tower Semiconductor Ltd.(a)	120,174	5,751,528
Software 6.5%
Agilysys, Inc.(a)	91,716	4,429,883
Box, Inc., Class A (a)	163,087	4,638,194
Cerence, Inc.(a)	179,690	5,061,867
Consensus Cloud Solutions, Inc.(a)	98,700	5,332,761
Marathon Digital Holdings, Inc.(a)(b)	145,422	1,889,032
		21,351,737
Specialty Retail 2.9%
LL Flooring Holdings, Inc.(a)	408,908	4,105,436
Monro, Inc.	109,680	5,500,452
		9,605,888
Technology Hardware, Storage & Peripherals 1.4%
Stratasys Ltd.(a)	227,190	4,677,842
Thrifts & Mortgage Finance 4.9%
Federal Agricultural Mortgage Corp., Class C	38,387	4,233,702
MGIC Investment Corp.	397,643	5,622,672
NMI Holdings, Inc., Class A (a)	154,957	2,934,886
WSFS Financial Corp.	73,796	3,521,545
		16,312,805
Trading Companies & Distributors 4.3%
Boise Cascade Co.	106,215	7,510,463

	Shares	Value
Common Stocks
Trading Companies & Distributors
MRC Global, Inc.(a)	574,179	$ 6,671,960
		14,182,423
Total Common Stocks (Cost $338,742,125)		313,941,133
Exchange-Traded Fund 3.9%
iShares Russell 2000 ETF (b)	69,903	13,089,337
Total Exchange-Traded Fund (Cost $12,242,603)		13,089,337

	Number of Warrants
Warrants 0.2%
Energy Equipment & Services 0.2%
Nabors Industries Ltd.
Expires 6/11/26 (a)	20,184	666,072
Total Warrants (Cost $0)		666,072

	Shares
Short-Term Investments 3.8%
Affiliated Investment Company 0.2%
MainStay U.S. Government Liquidity Fund, 1.544% (c)	728,500	728,500
Unaffiliated Investment Companies 3.6%
BlackRock Liquidity FedFund, 1.988% (c)(d)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, 2.17% (c)(d)	10,834,102	10,834,102
Total Unaffiliated Investment Companies (Cost $11,834,102)		11,834,102
Total Short-Term Investments (Cost $12,562,602)		12,562,602
Total Investments (Cost $363,547,330)	103.0%	340,259,144
Other Assets, Less Liabilities	(3.0)	(10,051,608)
Net Assets	100.0%	$ 330,207,536

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2022, the aggregate market value of securities on loan was $15,386,277; the total market value of collateral held by the Fund was $15,928,826. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $4,094,724. The Fund received cash collateral with a value of $11,834,102.

(c)	Current yield as of July 31, 2022.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 15,834	$ 72,212	$ (87,317)	$ —	$ —	$ 729	$ 4	$ —	729
Abbreviation(s):
ETF—Exchange-Traded Fund
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 313,941,133	$ —	$ —	$ 313,941,133
Exchange-Traded Fund	13,089,337	—	—	13,089,337
Warrants	666,072	—	—	666,072
Short-Term Investments
Affiliated Investment Company	728,500	—	—	728,500
Unaffiliated Investment Companies	11,834,102	—	—	11,834,102
Total Short-Term Investments	12,562,602	—	—	12,562,602
Total Investments in Securities	$ 340,259,144	$ —	$ —	$ 340,259,144

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Total Return Bond Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.2%
Asset-Backed Securities 10.9%
Automobile Asset-Backed Securities 3.9%
American Credit Acceptance Receivables Trust
Series 2022-1, Class D
2.46%, due 3/13/28 (a)	$ 1,885,000	$ 1,758,227
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A, Class A
2.02%, due 2/20/27 (a)	1,435,000	1,331,440
Drive Auto Receivables Trust
Series 2021-2, Class D
1.39%, due 3/15/29	1,990,000	1,853,058
Enterprise Fleet Financing LLC
Series 2022-2, Class A3
4.79%, due 5/21/29 (a)	615,000	628,910
Flagship Credit Auto Trust (a)
Series 2020-1, Class E
3.52%, due 6/15/27	1,950,000	1,846,530
Series 2019-2, Class E
4.52%, due 12/15/26	1,910,000	1,868,172
GLS Auto Receivables Issuer Trust (a)
Series 2021-3A, Class C
1.11%, due 9/15/26	2,700,000	2,529,423
Series 2021-2A, Class D
1.42%, due 4/15/27	1,000,000	919,215
Series 2021-4A, Class C
1.94%, due 10/15/27	1,310,000	1,235,485
Hertz Vehicle Financing III LP (a)
Series 2021-2A, Class B
2.12%, due 12/27/27	860,000	769,906
Series 2021-2A, Class D
4.34%, due 12/27/27	2,910,000	2,498,708
Hertz Vehicle Financing LLC (a)
Series 2021-1A, Class B
1.56%, due 12/26/25	870,000	808,351
Series 2021-1A, Class C
2.05%, due 12/26/25	890,000	821,011
J.P. Morgan Chase Bank NA
Series 2020-1, Class B
0.991%, due 1/25/28 (a)	213,063	209,512
		19,077,948
Credit Card Asset-Backed Security 0.1%
American Express Credit Account Master Trust
Series 2022-2, Class A
3.39%, due 5/17/27	485,000	487,399

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities 6.9%
American Airlines Pass-Through Trust
Series 2019-1, Class AA
3.15%, due 2/15/32	$ 1,203,623	$ 1,062,271
Series 2016-2, Class A
3.65%, due 6/15/28	1,484,000	1,160,108
Series 2019-1, Class B
3.85%, due 2/15/28	1,032,554	872,265
Series 2013-2, Class A
4.95%, due 1/15/23	1,655,365	1,623,982
AMSR Trust
Series 2020-SFR4, Class A
1.355%, due 11/17/37 (a)	2,130,000	1,992,988
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (a)	1,859,794	1,638,423
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	2,025,461	1,813,874
Series 2020-1, Class A1
1.69%, due 7/15/60	1,176,403	1,080,252
Series 2021-1A, Class B1
1.98%, due 3/15/61	1,962,768	1,713,331
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	27,450	28,177
DB Master Finance LLC
Series 2021-1A, Class A23
2.791%, due 11/20/51 (a)	2,268,600	1,912,666
FirstKey Homes Trust (a)
Series 2020-SFR2, Class A
1.266%, due 10/19/37	635,177	592,583
Series 2020-SFR1, Class A
1.339%, due 8/17/37	2,315,688	2,170,058
Series 2021-SFR1, Class B
1.788%, due 8/17/38	3,205,000	2,899,559
JetBlue Pass-Through Trust
Series 2019-1, Class AA
2.75%, due 5/15/32	2,319,138	2,041,286
Navient Private Education Refi Loan Trust
Series 2020-HA, Class B
2.78%, due 1/15/69 (a)	2,580,000	2,326,824
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	2,500,000	2,206,042
Series 2021-1, Class B1
2.41%, due 10/20/61	1,240,000	1,088,079
Progress Residential
Series 2021-SFR1, Class B
1.303%, due 4/17/38 (a)	1,200,000	1,075,783

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Progress Residential Trust
Series 2021-SFR4, Class B
1.808%, due 5/17/38 (a)	$ 1,215,000	$ 1,096,849
Taco Bell Funding LLC
Series 2021-1A, Class A23
2.542%, due 8/25/51 (a)	2,348,200	1,927,039
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	1,631,495	1,644,898
		33,967,337
Total Asset-Backed Securities (Cost $58,669,794)		53,532,684
Corporate Bonds 42.8%
Aerospace & Defense 0.3%
Boeing Co. (The)
3.75%, due 2/1/50	770,000	582,993
Howmet Aerospace, Inc.
3.00%, due 1/15/29	890,000	798,508
		1,381,501
Agriculture 0.8%
Altria Group, Inc.
2.45%, due 2/4/32	1,850,000	1,457,298
4.80%, due 2/14/29	285,000	283,180
BAT Capital Corp.
3.734%, due 9/25/40	1,800,000	1,307,843
BAT International Finance plc
4.448%, due 3/16/28	945,000	904,892
		3,953,213
Airlines 1.4%
American Airlines, Inc. (a)
5.50%, due 4/20/26	1,445,000	1,421,143
5.75%, due 4/20/29	860,000	823,450
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	1,115,000	1,101,062
4.75%, due 10/20/28	1,855,000	1,811,774
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	1,800,000	1,817,982
		6,975,411
Auto Manufacturers 2.1%
Ford Motor Credit Co. LLC
4.063%, due 11/1/24	1,450,000	1,426,438
4.125%, due 8/17/27	1,445,000	1,370,872

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers
General Motors Co.
5.60%, due 10/15/32	$ 785,000	$ 783,827
6.125%, due 10/1/25	650,000	683,310
General Motors Financial Co., Inc.
2.70%, due 6/10/31	1,600,000	1,308,862
4.30%, due 4/6/29	940,000	890,937
Nissan Motor Acceptance Co. LLC (a)
1.125%, due 9/16/24 (b)	1,015,000	941,582
1.85%, due 9/16/26	2,915,000	2,507,494
Volkswagen Group of America Finance LLC
4.60%, due 6/8/29 (a)	645,000	642,650
		10,555,972
Banks 13.3%
Bank of America Corp.
2.087%, due 6/14/29 (c)	1,110,000	980,416
2.496%, due 2/13/31 (c)	1,755,000	1,532,215
2.687%, due 4/22/32 (c)	305,000	265,339
3.419%, due 12/20/28 (c)	283,000	270,779
3.593%, due 7/21/28 (c)	1,385,000	1,341,356
3.705%, due 4/24/28 (c)	1,275,000	1,241,826
4.25%, due 10/22/26	1,550,000	1,560,047
Series MM
4.30%, due 1/28/25 (c)(d)	1,045,000	914,375
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (d)(e)	2,405,000	1,954,784
BNP Paribas SA
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (a)(d)(e)	2,135,000	1,719,348
Citigroup, Inc.
3.887%, due 1/10/28 (c)	2,099,000	2,056,436
Series Y
4.15% (5 Year Treasury Constant Maturity Rate + 3.00%), due 11/15/26 (d)(e)	870,000	766,105
4.91%, due 5/24/33 (c)	740,000	762,397
5.30%, due 5/6/44	1,474,000	1,496,673
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(d)(e)	2,030,000	1,720,425
Credit Suisse Group AG
3.091%, due 5/14/32 (a)(c)	2,070,000	1,664,026
Deutsche Bank AG
2.394% (SOFR + 1.219%), due 11/16/27 (b)(e)	2,035,000	1,865,030
3.035%, due 5/28/32 (c)	890,000	731,617
First Horizon Bank
5.75%, due 5/1/30	1,606,000	1,679,768
First Horizon Corp.
4.00%, due 5/26/25	2,320,000	2,291,513
Goldman Sachs Group, Inc. (The)
1.948%, due 10/21/27 (c)	1,305,000	1,190,943
1.992%, due 1/27/32 (c)	1,460,000	1,202,553

	Principal Amount	Value
Corporate Bonds
Banks
Goldman Sachs Group, Inc. (The)
2.615%, due 4/22/32 (c)	$ 1,010,000	$ 871,144
6.75%, due 10/1/37	1,385,000	1,618,906
HSBC Holdings plc
3.973%, due 5/22/30 (c)	1,265,000	1,186,158
JPMorgan Chase & Co.
2.182%, due 6/1/28 (c)	1,030,000	938,987
2.40% (SOFR + 1.18%), due 2/24/28 (b)(e)	1,590,000	1,532,138
3.782%, due 2/1/28 (c)	1,565,000	1,537,394
4.005%, due 4/23/29 (c)	2,405,000	2,354,890
Series HH
4.60%, due 2/1/25 (c)(d)	857,000	759,811
Lloyds Banking Group plc
4.582%, due 12/10/25	2,643,000	2,605,749
Macquarie Group Ltd.
2.871%, due 1/14/33 (a)(c)	1,770,000	1,479,647
Mizuho Financial Group, Inc.
3.261% (1 Year Treasury Constant Maturity Rate + 1.25%), due 5/22/30 (e)	1,030,000	944,144
Morgan Stanley
2.484%, due 9/16/36 (c)	2,195,000	1,775,855
2.511%, due 10/20/32 (c)	510,000	437,579
3.591%, due 7/22/28 (c)	1,750,000	1,693,362
5.00%, due 11/24/25	1,940,000	1,998,783
NatWest Group plc
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28 (e)	1,985,000	1,836,620
Societe Generale SA (a)(e)
3.337% (1 Year Treasury Constant Maturity Rate + 1.60%), due 1/21/33	1,440,000	1,201,341
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26 (d)	1,585,000	1,380,513
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (d)	1,515,000	1,271,257
SVB Financial Group
Series C
4.00% (5 Year Treasury Constant Maturity Rate + 3.202%), due 5/15/26 (d)(e)	1,285,000	1,041,686
UBS Group AG (a)(e)
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (d)	1,520,000	1,221,700
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28	770,000	771,280
Wachovia Corp.
5.50%, due 8/1/35	735,000	777,773
Wells Fargo & Co. (c)
3.526%, due 3/24/28	1,430,000	1,382,100
4.897%, due 7/25/33	700,000	725,615
Wells Fargo Bank NA
5.85%, due 2/1/37	335,000	373,023
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (e)	2,538,000	2,096,130
		65,021,556

	Principal Amount	Value
Corporate Bonds
Building Materials 0.1%
Cemex SAB de CV
7.375%, due 6/5/27 (a)	$ 650,000	$ 659,750
Chemicals 0.6%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	1,135,000	1,071,156
Huntsman International LLC
4.50%, due 5/1/29	1,964,000	1,867,758
		2,938,914
Commercial Services 0.7%
Allied Universal Holdco LLC
6.625%, due 7/15/26 (a)	1,405,000	1,361,403
Ashtead Capital, Inc.
4.00%, due 5/1/28 (a)	865,000	802,835
California Institute of Technology
3.65%, due 9/1/19	1,429,000	1,101,568
		3,265,806
Computers 1.5%
Dell International LLC
3.375%, due 12/15/41 (a)	1,450,000	1,083,498
4.90%, due 10/1/26	3,247,000	3,325,253
5.30%, due 10/1/29	765,000	775,851
8.10%, due 7/15/36	570,000	693,727
NCR Corp. (a)
5.00%, due 10/1/28	843,000	801,872
6.125%, due 9/1/29	925,000	900,550
		7,580,751
Diversified Financial Services 3.7%
AerCap Ireland Capital DAC
2.45%, due 10/29/26	2,300,000	2,046,082
Air Lease Corp.
4.25%, due 9/15/24	2,800,000	2,771,339
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(d)(e)	2,665,000	2,124,634
Ally Financial, Inc.
Series C
4.70% (7 Year Treasury Constant Maturity Rate + 3.481%), due 5/15/28 (d)(e)	1,005,000	792,886
8.00%, due 11/1/31	1,205,000	1,363,059
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	1,330,000	1,163,155
Avolon Holdings Funding Ltd. (a)
2.125%, due 2/21/26	1,385,000	1,203,496
3.25%, due 2/15/27	1,740,000	1,521,180
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	2,305,000	2,083,720

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Capital One Financial Corp.
5.247%, due 7/26/30 (c)	$ 685,000	$ 694,025
Nomura Holdings, Inc.
5.099%, due 7/3/25	1,415,000	1,447,172
OneMain Finance Corp.
3.50%, due 1/15/27	1,145,000	974,901
		18,185,649
Electric 2.8%
AEP Texas, Inc.
4.70%, due 5/15/32	915,000	939,030
Alabama Power Co.
3.00%, due 3/15/52	1,325,000	1,038,251
Arizona Public Service Co.
2.20%, due 12/15/31	1,765,000	1,480,563
3.35%, due 5/15/50	1,625,000	1,227,684
Calpine Corp.
5.125%, due 3/15/28 (a)	1,125,000	1,058,175
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	990,000	932,422
Edison International
Series B
5.00% (5 Year Treasury Constant Maturity Rate + 3.901%), due 12/15/26 (d)(e)	2,440,000	2,058,344
Ohio Power Co.
Series R
2.90%, due 10/1/51	900,000	676,375
Pacific Gas and Electric Co.
3.50%, due 8/1/50	2,235,000	1,580,405
Southern California Edison Co.
4.00%, due 4/1/47	1,235,000	1,040,001
Southwestern Electric Power Co.
3.25%, due 11/1/51	2,120,000	1,627,823
		13,659,073
Entertainment 0.2%
Magallanes, Inc.
4.279%, due 3/15/32 (a)	1,045,000	975,267
Environmental Control 0.2%
Waste Connections, Inc.
2.20%, due 1/15/32	985,000	843,706
Food 1.0%
JBS USA LUX SA
5.75%, due 4/1/33 (a)	1,095,000	1,083,306
Kraft Heinz Foods Co.
5.00%, due 7/15/35	731,000	746,489

	Principal Amount	Value
Corporate Bonds
Food
MARB BondCo plc
3.95%, due 1/29/31 (a)	$ 1,520,000	$ 1,239,195
Smithfield Foods, Inc. (a)
4.25%, due 2/1/27	1,190,000	1,159,563
5.20%, due 4/1/29	580,000	578,989
		4,807,542
Gas 0.5%
National Fuel Gas Co.
2.95%, due 3/1/31	1,820,000	1,527,068
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	835,000	856,472
		2,383,540
Home Builders 0.5%
Lennar Corp.
4.75%, due 11/29/27	331,000	334,012
Thor Industries, Inc.
4.00%, due 10/15/29 (a)	375,000	303,822
Toll Brothers Finance Corp.
3.80%, due 11/1/29	1,343,000	1,207,267
4.35%, due 2/15/28	819,000	775,162
		2,620,263
Insurance 1.4%
Athene Global Funding
2.50%, due 3/24/28 (a)	2,770,000	2,419,508
Equitable Holdings, Inc.
4.35%, due 4/20/28	1,050,000	1,057,448
Liberty Mutual Group, Inc.
3.951%, due 10/15/50 (a)	2,210,000	1,740,511
Nippon Life Insurance Co.
3.40% (5 Year Treasury Constant Maturity Rate + 2.612%), due 1/23/50 (a)(e)	540,000	476,564
Willis North America, Inc.
2.95%, due 9/15/29	1,165,000	1,035,103
		6,729,134
Internet 0.2%
Expedia Group, Inc.
3.25%, due 2/15/30	1,310,000	1,131,362
Lodging 0.5%
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30	1,590,000	1,544,287
Las Vegas Sands Corp.
3.20%, due 8/8/24	1,070,000	1,039,069
		2,583,356

	Principal Amount	Value
Corporate Bonds
Media 0.3%
DISH DBS Corp.
5.75%, due 12/1/28 (a)	$ 885,000	$ 717,956
Grupo Televisa SAB
5.25%, due 5/24/49	610,000	600,356
		1,318,312
Miscellaneous—Manufacturing 0.3%
Textron Financial Corp.
3.146% (3 Month LIBOR + 1.735%), due 2/15/42 (a)(e)	1,685,000	1,289,025
Oil & Gas 1.3%
Gazprom PJSC Via Gaz Capital SA
4.95%, due 2/6/28 (a)(f)	1,521,000	608,400
Marathon Petroleum Corp.
6.50%, due 3/1/41	1,605,000	1,784,910
Southwestern Energy Co.
4.75%, due 2/1/32	1,220,000	1,137,650
Valero Energy Corp.
3.65%, due 12/1/51	1,255,000	996,246
6.625%, due 6/15/37	1,620,000	1,843,264
		6,370,470
Packaging & Containers 0.2%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	2,000	1,963
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)(b)	1,201,000	1,155,146
		1,157,109
Pharmaceuticals 0.9%
Becton Dickinson and Co.
4.669%, due 6/6/47	500,000	496,350
CVS Health Corp.
4.78%, due 3/25/38	450,000	450,306
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	2,533,000	2,286,666
4.75%, due 5/9/27	1,150,000	1,102,562
		4,335,884
Pipelines 2.9%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,385,000	1,115,056
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,125,000	1,065,542
Energy Transfer LP
4.95%, due 6/15/28	582,000	586,770
5.35%, due 5/15/45	940,000	856,340

	Principal Amount	Value
Corporate Bonds
Pipelines
Enterprise Products Operating LLC
3.95%, due 1/31/60	$ 1,325,000	$ 1,088,114
4.20%, due 1/31/50	380,000	335,174
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,120,000	1,800,559
Hess Midstream Operations LP (a)
4.25%, due 2/15/30	565,000	503,313
5.50%, due 10/15/30	440,000	409,826
5.625%, due 2/15/26	726,000	723,278
Holly Energy Partners LP
6.375%, due 4/15/27 (a)	640,000	633,667
Sabine Pass Liquefaction LLC
5.875%, due 6/30/26	2,061,000	2,150,791
Targa Resources Corp.
4.20%, due 2/1/33	640,000	601,135
Western Midstream Operating LP
5.75%, due 2/1/50 (g)	1,495,000	1,337,435
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,400,000	1,100,046
		14,307,046
Real Estate 0.2%
Realogy Group LLC
5.25%, due 4/15/30 (a)	1,145,000	913,252
Real Estate Investment Trusts 1.4%
Alexandria Real Estate Equities, Inc.
3.375%, due 8/15/31	1,255,000	1,146,478
Invitation Homes Operating Partnership LP
2.00%, due 8/15/31	1,490,000	1,169,348
Iron Mountain, Inc. (a)
4.875%, due 9/15/29	185,000	169,788
5.25%, due 7/15/30	1,240,000	1,160,057
Office Properties Income Trust
2.40%, due 2/1/27	2,025,000	1,608,032
Starwood Property Trust, Inc.
3.75%, due 12/31/24 (a)	1,480,000	1,427,408
		6,681,111
Retail 1.4%
AutoNation, Inc.
4.75%, due 6/1/30	1,880,000	1,816,525
Nordstrom, Inc.
4.00%, due 3/15/27	733,000	671,190
4.25%, due 8/1/31	1,365,000	1,105,527
QVC, Inc.
4.375%, due 9/1/28	1,730,000	1,349,400

	Principal Amount	Value
Corporate Bonds
Retail
Starbucks Corp.
4.45%, due 8/15/49	$ 595,000	$ 563,000
Victoria's Secret & Co.
4.625%, due 7/15/29 (a)	1,415,000	1,171,337
		6,676,979
Software 0.5%
Fidelity National Information Services, Inc.
5.10%, due 7/15/32	810,000	841,277
MSCI, Inc.
3.25%, due 8/15/33 (a)	1,338,000	1,159,149
Oracle Corp.
3.65%, due 3/25/41	595,000	461,957
		2,462,383
Telecommunications 1.6%
Altice France SA
5.125%, due 7/15/29 (a)	1,340,000	1,146,839
AT&T, Inc.
3.85%, due 6/1/60	1,262,000	1,021,791
Level 3 Financing, Inc.
3.40%, due 3/1/27 (a)	1,755,000	1,583,838
Sprint Spectrum Co. LLC
4.738%, due 3/20/25 (a)	2,581,569	2,594,261
T-Mobile US, Inc.
2.625%, due 2/15/29	905,000	809,975
Verizon Communications, Inc.
4.016%, due 12/3/29	810,000	812,874
		7,969,578
Total Corporate Bonds (Cost $233,479,249)		209,732,915
Foreign Government Bonds 2.7%
Brazil 0.3%
Brazil Government Bond
3.75%, due 9/12/31 (b)	1,380,000	1,215,077
Chile 0.6%
Chile Government Bond
2.55%, due 7/27/33	1,410,000	1,200,179
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	2,115,000	1,718,437
		2,918,616

	Principal Amount	Value
Foreign Government Bonds
Colombia 0.3%
Colombia Government Bond
3.25%, due 4/22/32	$ 1,485,000	$ 1,154,677
4.50%, due 1/28/26	450,000	431,179
		1,585,856
Mexico 1.5%
Comision Federal de Electricidad
3.875%, due 7/26/33 (a)	2,725,000	2,145,937
Mexico Government Bond
3.75%, due 4/19/71	2,130,000	1,464,991
Petroleos Mexicanos
6.50%, due 3/13/27	2,730,000	2,466,282
6.75%, due 9/21/47	1,970,000	1,345,274
		7,422,484
Total Foreign Government Bonds (Cost $16,442,716)		13,142,033
Loan Assignments 0.1%
Containers, Packaging & Glass 0.0% ‡
Mauser Packaging Solutions Holding Co.
Initial Term Loan
5.037% (1 Month LIBOR + 3.25%), due 4/3/24 (e)	222,792	213,323
Diversified/Conglomerate Service 0.1%
TruGreen LP
First Lien Second Refinancing Term Loan
6.372% (1 Month LIBOR + 4.00%), due 11/2/27 (e)	603,967	578,676
Total Loan Assignments (Cost $823,134)		791,999
Mortgage-Backed Securities 21.6%
Agency (Collateralized Mortgage Obligations) 5.3%
FHLMC
REMIC, Series 5038, Class KA
1.50%, due 11/25/50	580,226	490,459
REMIC, Series 5200, Class SA
1.986% (SOFR 30A + 3.50%), due 2/25/52 (e)(h)	2,115,798	121,183
REMIC, Series 5021, Class SA
2.036% (SOFR 30A + 3.55%), due 10/25/50 (e)(h)	2,494,383	148,856
REMIC, Series 4913, Class UA
3.00%, due 3/15/49	1,422,172	1,392,562
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (h)	1,560,449	253,389
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (h)	1,193,720	184,289

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5160, Class IO
3.00%, due 10/25/51 (h)	$ 993,820	$ 111,952
FHLMC, Strips
Series 311, Class PO
(zero coupon), due 8/15/43	551,494	446,325
Series 358, Class PO
(zero coupon), due 10/15/47	1,976,871	1,610,724
Series 377, Class C4
2.00%, due 1/25/51 (h)	1,038,967	129,093
Series 358, Class IO
3.50%, due 10/15/47 (h)	2,645,803	436,084
FNMA
REMIC, Series 2022-5, Class SN
0.286% (SOFR 30A + 1.80%), due 2/25/52 (e)(h)	1,047,312	8,896
REMIC, Series 2022-3, Class YS
1.036% (SOFR 30A + 2.55%), due 2/25/52 (e)(h)	8,850,000	251,899
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (h)	6,714,311	954,416
REMIC, Series 2013-77, Class CY
3.00%, due 7/25/43	2,212,115	2,163,019
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (h)	8,254,250	1,308,052
REMIC, Series 2019-13, Class PE
3.00%, due 3/25/49	1,320,520	1,299,906
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (h)	3,227,915	483,371
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	2,749,259	2,753,662
GNMA
Series 2021-214, Class SA
0.194% (SOFR 30A + 1.70%), due 12/20/51 (e)(h)	14,033,287	121,827
Series 2021-213, Class ES
0.194% (SOFR 30A + 1.70%), due 12/20/51 (e)(h)	13,833,337	127,668
Series 2021-77, Class SN
0.474% (1 Month LIBOR + 2.60%), due 5/20/51 (e)(h)	6,066,768	113,501
Series 2022-24, Class SC
0.864% (SOFR 30A + 2.37%), due 2/20/52 (e)(h)	24,441,259	453,735
Series 2022-19, Class SG
0.944% (SOFR 30A + 2.45%), due 1/20/52 (e)(h)	4,812,779	91,705
Series 2020-115, Class YA
1.00%, due 8/20/50	1,488,850	1,260,325
Series 2020-129, Class AG
1.00%, due 9/20/50	2,060,295	1,742,858
Series 2020-166, Class CA
1.00%, due 11/20/50	2,754,208	2,291,596
Series 2020-166, Class IC
2.00%, due 11/20/50 (h)	1,359,474	162,089

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2021-158, Class SB
2.194% (SOFR 30A + 3.70%), due 9/20/51 (e)(h)	$ 2,951,050	$ 204,433
Series 2021-25, Class LI
2.50%, due 2/20/51 (h)	8,681,368	1,088,892
Series 2021-44, Class IQ
3.00%, due 3/20/51 (h)	8,852,794	1,452,663
Series 2021-98, Class KI
3.00%, due 6/20/51 (h)	6,574,444	963,798
Series 2021-136, Class TI
3.00%, due 8/20/51 (h)	1,411,525	198,408
Series 2021-139, Class IA
3.00%, due 8/20/51 (h)	8,311,107	1,346,995
		26,168,630
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 8.8%
BAMLL Commercial Mortgage Securities Trust (a)(e)
Series 2022-DKLX, Class D
4.959% (1 Month SOFR + 3.00%), due 1/15/39	400,000	378,158
Series 2022-DKLX, Class F
6.916% (1 Month SOFR + 4.957%), due 1/15/39	800,000	743,392
Bayview Commercial Asset Trust
Series 2006-4A, Class A1
2.604% (1 Month LIBOR + 0.345%), due 12/25/36 (a)(e)	25,048	23,064
BX Commercial Mortgage Trust (a)
Series 2021-VOLT, Class C
3.099% (1 Month LIBOR + 1.10%), due 9/15/36 (e)	1,485,000	1,387,953
Series 2020-VIVA, Class D
3.549%, due 3/11/44 (i)	1,975,000	1,631,746
Series 2021-ACNT, Class D
3.85% (1 Month LIBOR + 1.85%), due 11/15/38 (e)	2,285,000	2,170,138
Series 2021-VOLT, Class E
3.999% (1 Month LIBOR + 2.00%), due 9/15/36 (e)	2,400,000	2,267,293
BX Trust (a)
Series 2019-OC11, Class C
3.856%, due 12/9/41	2,209,000	1,989,696
Series 2019-OC11, Class E
4.075%, due 12/9/41 (i)	2,394,000	2,049,205
BXHPP Trust
Series 2021-FILM, Class B
2.899% (1 Month LIBOR + 0.90%), due 8/15/36 (a)(e)	500,000	460,924
Commercial Mortgage Trust
Series 2013-CR8, Class A4
3.334%, due 6/10/46	375,293	372,424
Series 2013-CR9, Class B
4.292%, due 7/10/45 (a)(i)	2,380,000	2,292,964

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (a)	$ 2,060,000	$ 1,822,946
Extended Stay America Trust (a)(e)
Series 2021-ESH, Class B
3.38% (1 Month LIBOR + 1.38%), due 7/15/38	119,266	115,967
Series 2021-ESH, Class C
3.70% (1 Month LIBOR + 1.70%), due 7/15/38	2,256,114	2,188,029
FREMF Mortgage Trust (a)(i)
Series 2019-K99, Class B
3.645%, due 10/25/52	215,000	203,821
Series 2017-K69, Class B
3.727%, due 10/25/49	370,000	359,273
Series 2019-K98, Class C
3.738%, due 10/25/52	1,200,000	1,117,351
Series 2015-K42, Class B
3.848%, due 1/25/48	400,000	397,134
Series 2017-K63, Class C
3.875%, due 2/25/50	1,725,000	1,662,058
Series 2019-K94, Class C
3.965%, due 7/25/52	970,000	916,903
Series 2019-K94, Class B
3.965%, due 7/25/52	1,560,000	1,497,099
Series 2016-K54, Class B
4.051%, due 4/25/48	630,000	622,632
Series 2018-K77, Class C
4.161%, due 5/25/51	1,375,000	1,330,833
Series 2018-K76, Class C
4.207%, due 6/25/51	2,508,000	2,403,752
Series 2018-K76, Class B
4.207%, due 6/25/51	630,000	623,707
Series 2018-K86, Class C
4.294%, due 11/25/51	1,105,000	1,072,093
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A
3.228%, due 7/10/39 (a)	440,000	409,800
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-410T, Class A
2.287%, due 3/5/42 (a)	2,085,000	1,859,202
Multifamily Connecticut Avenue Securities Trust
Series 2019-01, Class M10
5.509% (1 Month LIBOR + 3.25%), due 10/15/49 (a)(e)	1,433,120	1,339,980
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	560,000	495,351
SMRT
Series 2022-MINI, Class D
3.909% (1 Month SOFR + 1.95%), due 1/15/39 (a)(e)	1,050,000	1,003,959

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class B
3.875%, due 4/10/46 (a)(j)	$ 2,730,000	$ 2,660,668
Wells Fargo Commercial Mortgage Trust
Series 2018-AUS, Class A
4.058%, due 8/17/36 (a)(i)	1,505,000	1,476,272
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class AS
3.891%, due 8/15/47	1,580,000	1,539,098
		42,884,885
Whole Loan (Collateralized Mortgage Obligations) 7.5%
Connecticut Avenue Securities Trust (a)(e)
Series 2020-R02, Class 2M2
4.259% (1 Month LIBOR + 2.00%), due 1/25/40	187,854	185,976
Series 2022-R04, Class 1M2
4.614% (SOFR 30A + 3.10%), due 3/25/42	900,000	873,330
FHLMC STACR REMIC Trust (a)(e)
Series 2022-DNA1, Class M1B
3.364% (SOFR 30A + 1.85%), due 1/25/42	1,345,000	1,240,764
Series 2020-DNA6, Class M2
3.514% (SOFR 30A + 2.00%), due 12/25/50	500,517	496,463
Series 2021-HQA2, Class M2
3.564% (SOFR 30A + 2.05%), due 12/25/33	1,575,000	1,439,294
Series 2021-HQA1, Class M2
3.764% (SOFR 30A + 2.25%), due 8/25/33	1,925,000	1,798,433
Series 2022-DNA3, Class M1B
4.414% (SOFR 30A + 2.90%), due 4/25/42	1,225,000	1,188,748
Series 2021-HQA3, Class B1
4.864% (SOFR 30A + 3.35%), due 9/25/41	2,980,000	2,648,657
FHLMC STACR Trust (a)(e)
Series 2018-DNA2, Class B1
5.959% (1 Month LIBOR + 3.70%), due 12/25/30	2,276,414	2,270,716
Series 2019-DNA2, Class B1
6.609% (1 Month LIBOR + 4.35%), due 3/25/49	2,925,000	2,986,232
FHLMC Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M2
4.559% (1 Month LIBOR + 2.30%), due 9/25/30 (e)	979,694	982,711
FNMA (e)
Series 2018-C01, Class 1B1
5.809% (1 Month LIBOR + 3.55%), due 7/25/30	2,255,000	2,291,737
Series 2017-C07, Class 1B1
6.259% (1 Month LIBOR + 4.00%), due 5/25/30	805,000	827,311
J.P. Morgan Mortgage Trust (a)(j)
Series 2021-8, Class A3
2.50%, due 12/25/51	2,863,208	2,529,690
Series 2021-LTV2, Class A1
2.519%, due 5/25/52	1,326,421	1,140,905

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
J.P. Morgan Mortgage Trust (a)(j)
Series 2022-INV3, Class A3B
3.00%, due 9/25/52	$ 1,108,958	$ 1,019,887
Mello Warehouse Securitization Trust
Series 2020-2, Class A
3.059% (1 Month LIBOR + 0.80%), due 11/25/53 (a)(e)	522,000	518,789
New Residential Mortgage Loan Trust (a)
Series 2019-5A, Class B7
4.379%, due 8/25/59 (i)	4,980,598	3,463,006
Series 2019-4A, Class B6
4.684%, due 12/25/58 (j)	4,557,557	3,159,327
Series 2019-2A, Class B6
4.908%, due 12/25/57 (j)	1,704,849	1,229,448
STACR Trust (a)(e)
Series 2018-HRP2, Class M3
4.659% (1 Month LIBOR + 2.40%), due 2/25/47	2,280,000	2,261,146
Series 2018-HRP2, Class B1
6.459% (1 Month LIBOR + 4.20%), due 2/25/47	2,290,000	2,317,353
		36,869,923
Total Mortgage-Backed Securities (Cost $111,311,237)		105,923,438
Municipal Bond 0.0% ‡
California 0.0% ‡
Regents of the University of California Medical Center, Pooled Revenue Bonds
Series N
3.006%, due 5/15/50	5,000	3,886
Total Municipal Bond (Cost $5,000)		3,886
U.S. Government & Federal Agencies 20.1%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 2.7%
FHLMC
1.55%, due 11/20/31	1,720,000	1,474,684
FHLMC Gold Pools, 30 Year
3.50%, due 1/1/44	928,994	939,054
3.50%, due 11/1/45	909,712	919,567
3.50%, due 3/1/46	1,682,880	1,702,055
4.00%, due 10/1/48	739,361	754,817
6.50%, due 4/1/37	33,795	37,955
FHLMC Gold Pools, Other
4.00%, due 6/1/42	1,036,137	1,060,468
UMBS, 30 Year
2.50%, due 3/1/52	1,656,820	1,546,115

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
UMBS, 30 Year
3.00%, due 3/1/52	$ 1,533,999	$ 1,486,551
3.00%, due 4/1/52	3,360,862	3,241,838
		13,163,104
Federal National Mortgage Association (Mortgage Pass-Through Securities) 3.5%
FNMA, Other
4.00%, due 3/1/42	581,202	594,504
4.00%, due 1/1/43	1,108,991	1,134,114
6.00%, due 4/1/37	4,670	4,884
UMBS, 30 Year
2.50%, due 8/1/50	430,787	403,110
2.50%, due 1/1/51	1,044,771	977,064
3.00%, due 12/1/47	182,515	178,492
3.00%, due 2/1/52	1,696,635	1,637,652
3.00%, due 3/1/52	1,239,992	1,196,162
3.00%, due 3/1/52	1,521,239	1,467,468
3.50%, due 12/1/44	761,980	770,039
4.00%, due 6/1/52	1,995,799	2,007,008
4.00%, due 6/1/52	2,296,300	2,311,329
4.00%, due 7/1/52	2,577,955	2,592,817
5.50%, due 7/1/41	1,307,324	1,400,555
6.00%, due 7/1/39	265,398	288,726
6.50%, due 10/1/39	264,643	286,116
		17,250,040
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.3%
GNMA II, Other
2.50%, due 1/20/50	514,577	483,662
2.50%, due 5/20/50	1,282,355	1,195,842
		1,679,504
United States Treasury Bonds 10.5%
U.S. Treasury Bonds
2.875%, due 5/15/52	32,680,000	31,607,687
3.25%, due 5/15/42	19,625,000	19,646,465
		51,254,152
United States Treasury Inflation - Indexed Notes 0.1%
U.S. Treasury Inflation Linked Notes (k)
0.125%, due 1/15/30	135,000	153,693
0.875%, due 1/15/29	315,000	383,528
		537,221
United States Treasury Notes 3.0%
U.S. Treasury Notes
2.625%, due 7/31/29	1,960,000	1,950,506
2.875%, due 5/15/32	2,375,000	2,417,676

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
3.00%, due 7/31/24	$ 6,080,000	$ 6,091,400
3.00%, due 7/15/25	3,990,000	4,009,950
		14,469,532
Total U.S. Government & Federal Agencies (Cost $98,908,897)		98,353,553
Total Long-Term Bonds (Cost $519,640,027)		481,480,508

	Shares
Common Stocks 0.0% ‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.(l)	1	3
Total Common Stocks (Cost $0)		3
Short-Term Investments 1.1%
Affiliated Investment Company 0.7%
MainStay U.S. Government Liquidity Fund, 1.544% (m)	3,315,949	3,315,949
Unaffiliated Investment Company 0.4%
Invesco Government & Agency Portfolio, 2.17% (m)(n)	2,018,888	2,018,888
Total Short-Term Investments (Cost $5,334,837)		5,334,837
Total Investments (Cost $524,974,864)	99.3%	486,815,348
Other Assets, Less Liabilities	0.7	3,412,536
Net Assets	100.0%	$ 490,227,884

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of July 31, 2022, the aggregate market value of securities on loan was $3,845,297; the total market value of collateral held by the Fund was $3,927,892. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,909,004. The Fund received cash collateral with a value of $2,018,888.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2022.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating rate—Rate shown was the rate in effect as of July 31, 2022.
(f)	Illiquid security—As of July 31, 2022, the total market value deemed illiquid under procedures approved by the Board of Trustees was $608,400, which represented 0.1% of the Fund’s net assets.

(g)	Step coupon—Rate shown was the rate in effect as of July 31, 2022.
(h)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(i)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2022.
(j)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2022.
(k)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(l)	Non-income producing security.
(m)	Current yield as of July 31, 2022.
(n)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 23,661	$ 838,360	$ (858,705)	$ —	$ —	$ 3,316	$ 15	$ —	3,316
Futures Contracts
As of July 31, 2022, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	294	September 2022	$ 62,026,676	$ 61,875,516	$ (151,160)
U.S. Treasury 5 Year Notes	32	September 2022	3,643,570	3,639,250	(4,320)
U.S. Treasury 10 Year Notes	387	September 2022	45,785,516	46,881,422	1,095,906
Total Long Contracts					940,426
Short Contracts
U.S. Treasury Long Bonds	(34)	September 2022	(4,572,420)	(4,896,000)	(323,580)
U.S. Treasury Ultra Bonds	(48)	September 2022	(7,501,260)	(7,599,000)	(97,740)
Total Short Contracts					(421,320)
Net Unrealized Appreciation					$ 519,106

1.	As of July 31, 2022, cash in the amount of $763,320 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2022.
Abbreviation(s):
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
GNMA—Government National Mortgage Association

LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
UMBS—Uniform Mortgage Backed Securities
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 53,532,684	$ —	$ 53,532,684
Corporate Bonds	—	209,732,915	—	209,732,915
Foreign Government Bonds	—	13,142,033	—	13,142,033
Loan Assignments	—	791,999	—	791,999
Mortgage-Backed Securities	—	105,923,438	—	105,923,438
Municipal Bond	—	3,886	—	3,886
U.S. Government & Federal Agencies	—	98,353,553	—	98,353,553
Total Long-Term Bonds	—	481,480,508	—	481,480,508
Common Stocks	3	—	—	3
Short-Term Investments
Affiliated Investment Company	3,315,949	—	—	3,315,949
Unaffiliated Investment Company	2,018,888	—	—	2,018,888
Total Short-Term Investments	5,334,837	—	—	5,334,837
Total Investments in Securities	5,334,840	481,480,508	—	486,815,348
Other Financial Instruments
Futures Contracts (b)	1,095,906	—	—	1,095,906
Total Investments in Securities and Other Financial Instruments	$ 6,430,746	$ 481,480,508	$ —	$ 487,911,254
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (576,800)	$ —	$ —	$ (576,800)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Moderate Allocation Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Shares	Value
Affiliated Investment Companies 89.6%
Equity Funds 57.0%
IQ 50 Percent Hedged FTSE International ETF (a)	722,953	$ 15,912,195
IQ 500 International ETF (a)	690,672	19,415,757
IQ Candriam ESG International Equity ETF (a)	791,618	19,719,046
IQ Candriam ESG U.S. Equity ETF (a)	1,278,391	45,689,694
IQ Chaikin U.S. Large Cap ETF (a)	1,128,876	35,994,888
IQ Chaikin U.S. Small Cap ETF (a)	515,195	16,996,283
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	1,960,829	18,555,909
MainStay Epoch Capital Growth Fund Class I (a)	253,353	2,870,873
MainStay Epoch International Choice Fund Class I (a)	427,269	14,590,212
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	1,867,694	36,487,079
MainStay MacKay International Equity Fund Class R6 (a)	902,720	14,746,836
MainStay S&P 500 Index Fund Class I	229,525	12,094,774
MainStay Winslow Large Cap Growth Fund Class R6	4,437,155	45,613,957
MainStay WMC Enduring Capital Fund Class R6 (a)	1,100,325	35,530,711
MainStay WMC Growth Fund Class R6 (a)	1,328,467	45,615,039
MainStay WMC International Research Equity Fund Class I (a)	2,200,390	14,267,991
MainStay WMC Small Companies Fund Class I (a)	812,516	18,661,694
MainStay WMC Value Fund Class R6 (a)	1,166,496	35,740,728
Total Equity Funds (Cost $404,987,119)		448,503,666
Fixed Income Funds 32.6%
IQ MacKay ESG Core Plus Bond ETF (a)	2,465,732	55,326,341
MainStay Floating Rate Fund Class R6 (a)	4,427,069	38,346,390
MainStay MacKay High Yield Corporate Bond Fund Class R6	8,224,435	41,813,852
MainStay MacKay Short Duration High Yield Fund Class I	2,615,696	24,239,389
MainStay MacKay Total Return Bond Fund Class R6 (a)	10,194,544	97,074,486
Total Fixed Income Funds (Cost $275,130,540)		256,800,458
Total Affiliated Investment Companies (Cost $680,117,659)		705,304,124
Short-Term Investment 8.8%
Affiliated Investment Company 8.8%
MainStay U.S. Government Liquidity Fund, 1.544% (a)(b)	69,551,583	69,551,583
Total Short-Term Investment (Cost $69,551,583)	8.8%	69,551,583
Total Investments (Cost $749,669,242)	98.4%	774,855,707
Other Assets, Less Liabilities	1.6	12,733,174
Net Assets	100.0%	$ 787,588,881

†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2022, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of July 31, 2022.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$ 17,601	$ 1,347	$ (976)	$ (22)	$ (2,038)	$ 15,912	$ 432	$ —	723
IQ 500 International ETF	23,168	2,223	(2,804)	54	(3,225)	19,416	806	—	691
IQ Candriam ESG International Equity ETF	22,592	2,268	(1,259)	(77)	(3,805)	19,719	571	—	792
IQ Candriam ESG U.S. Equity ETF	56,419	2,126	(7,385)	322	(5,792)	45,690	453	—	1,278
IQ Chaikin U.S. Large Cap ETF	36,057	3,997	(659)	(31)	(3,369)	35,995	355	—	1,129
IQ Chaikin U.S. Small Cap ETF	25,705	2,213	(9,349)	2,707	(4,280)	16,996	165	—	515
IQ MacKay ESG Core Plus Bond ETF	—	61,216	(3,971)	(425)	(1,494)	55,326	424	—	2,466
MainStay Candriam Emerging Markets Equity Fund Class R6	21,671	3,277	(336)	(60)	(5,996)	18,556	194	—	1,961
MainStay Epoch Capital Growth Fund Class I	3,284	909	(129)	(15)	(1,178)	2,871	4	732	253
MainStay Epoch International Choice Fund Class I	15,971	2,145	(681)	(100)	(2,745)	14,590	408	—	427
MainStay Epoch U.S. Equity Yield Fund Class R6	37,443	2,813	(3,073)	(9)	(687)	36,487	595	—	1,868
MainStay Floating Rate Fund Class R6	44,123	2,121	(5,659)	(227)	(2,012)	38,346	1,098	—	4,427
MainStay MacKay High Yield Corporate Bond Fund Class R6	35,227	11,221	(1,311)	(71)	(3,252)	41,814	1,431	—	8,224
MainStay MacKay International Equity Fund Class R6	15,438	5,252	(477)	(187)	(5,279)	14,747	59	1,909	903
MainStay MacKay Short Duration High Yield Fund Class I	22,064	19,152	(14,793)	(812)	(1,372)	24,239	974	—	2,616
MainStay MacKay Total Return Bond Fund Class R6	202,770	9,478	(88,736)	(8,730)	(17,708)	97,074	3,412	6,068	10,195
MainStay S&P 500 Index Fund Class I (a)	21,605	1,318	(8,811)	3,171	(5,188)	12,095	234	744	230
MainStay Short Term Bond Fund Class I	4,399	3	(4,365)	(85)	48	—	8	11	—
MainStay U.S. Government Liquidity Fund	77,521	127,314	(135,283)	—	—	69,552	157	—	69,552
MainStay Winslow Large Cap Growth Fund Class R6	52,905	18,865	(2,617)	(809)	(22,730)	45,614	—	9,785	4,437
MainStay WMC Enduring Capital Fund Class R6	36,462	6,086	(2,179)	(178)	(4,660)	35,531	121	2,987	1,100
MainStay WMC Growth Fund Class R6	43,355	25,212	(674)	(346)	(21,932)	45,615	—	8,655	1,328
MainStay WMC International Research Equity Fund Class I	15,814	2,526	(653)	(80)	(3,339)	14,268	417	—	2,200
MainStay WMC Small Companies Fund Class I	24,633	7,418	(5,456)	(72)	(7,861)	18,662	—	5,657	813
MainStay WMC Value Fund Class R6	35,940	18,962	(2,627)	(691)	(15,843)	35,741	337	15,899	1,166
	$892,167	$339,462	$(304,263)	$(6,773)	$(145,737)	$774,856	$12,655	$52,447

(a)	Prior to February 28, 2022, known as MainStay MacKay S&P 500 Index Fund Class I.
Swap Contracts
Open OTC total return equity swap contracts as of July 31, 2022 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Invesco S&P 500 Low Volatility ETF	1 day FEDF plus 0.45%	12/2/22	Daily	17,803	$ —
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.35%	12/2/22	Daily	7,865	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/2/22	Daily	7,681	—
Citibank NA	iShares Semiconductor ETF	1 day FEDF plus 0.35%	12/2/22	Daily	4,058	—
Citibank NA	Russell 1000 Growth Total Return Index	1 day FEDF minus 0.20%	12/2/22	Daily	(20,677)	—
Citibank NA	Russell 1000 Value Total Return Index	1 day FEDF	12/2/22	Daily	(7,789)	—
Citibank NA	Russell Midcap Total Return Index	1 day FEDF plus 0.40%	12/2/22	Daily	14,822	—
Citibank NA	S&P 500 Health Care Sector	1 day FEDF plus 0.45%	12/2/22	Daily	6,036	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.01%	12/2/22	Daily	(39,126)	—
Citibank NA	S&P 600 Total Return	1 day FEDF plus 0.40%	12/2/22	Daily	44,227	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	SPDR S&P Oil & Gas Exploration & Production ETF	1 day FEDF plus 0.40%	12/2/22	Daily	6,655	$ —
Citibank NA	VanEck Gold Miners ETF	1 day FEDF plus 0.55%	12/2/22	Daily	10,619	—
Citibank NA	VanEck Oil Services ETF	1 day FEDF plus 0.40%	12/2/22	Daily	6,258	—
						$ —

1.	As of July 31, 2022, cash in the amount $1,787,746 was pledged from brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of July 31, 2022.

Abbreviation(s):
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 448,503,666	$ —	$ —	$ 448,503,666
Fixed Income Funds	256,800,458	—	—	256,800,458
Total Affiliated Investment Companies	705,304,124	—	—	705,304,124
Short-Term Investment
Affiliated Investment Company	69,551,583	—	—	69,551,583
Total Investments in Securities	$ 774,855,707	$ —	$ —	$ 774,855,707

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Short Term Bond Fund
Portfolio of Investments July 31, 2022† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 91.2%
Asset-Backed Securities 16.0%
Automobile Asset-Backed Securities 4.6%
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2017-2A, Class A
2.97%, due 3/20/24	$ 750,000	$ 746,977
Series 2018-1A, Class A
3.70%, due 9/20/24	750,000	748,099
Ford Credit Auto Owner Trust
Series 2018-2, Class A
3.47%, due 1/15/30 (a)	1,000,000	996,060
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A
3.06%, due 4/15/26	750,000	741,569
		3,232,705
Other Asset-Backed Securities 11.4%
Apidos CLO XXX
Series XXXA, Class A2
4.34% (3 Month LIBOR + 1.60%), due 10/18/31 (a)(b)	500,000	477,172
Aqua Finance Trust (a)
Series 2021-A, Class A
1.54%, due 7/17/46	479,377	446,448
Series 2020-AA, Class A
1.90%, due 7/17/46	310,470	297,391
ARES XXXVIII CLO Ltd.
Series 2015-38A, Class BR
4.11% (3 Month LIBOR + 1.40%), due 4/20/30 (a)(b)	500,000	474,194
College Avenue Student Loans LLC (a)
Series 2021-A, Class A2
1.60%, due 7/25/51	322,836	283,818
Series 2021-B, Class A2
1.76%, due 6/25/52	274,437	249,732
Cook Park CLO Ltd.
Series 2018-1A, Class B
4.14% (3 Month LIBOR + 1.40%), due 4/17/30 (a)(b)	500,000	476,632
EDvestinU Private Education Loan Issue No. 3 LLC
Series 2021-A, Class A
1.80%, due 11/25/45 (a)	365,240	328,482
HINNT LLC
Series 2022-A, Class A
4.25%, due 5/15/41 (a)	466,788	464,551
Marlin Receivables LLC
Series 2022-1A, Class A2
4.53%, due 9/20/25 (a)	300,000	300,175
MVW Owner Trust
Series 2017-1A, Class A
2.42%, due 12/20/34 (a)	30,372	29,810

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Neuberger Berman CLO XIV Ltd.
Series 2013-14A, Class BR2
4.293% (3 Month LIBOR + 1.50%), due 1/28/30 (a)(b)	$ 500,000	$ 480,859
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1
1.85%, due 11/20/50 (a)	309,728	284,948
Palmer Square CLO Ltd.
Series 2015-2A, Class A2R2
4.26% (3 Month LIBOR + 1.55%), due 7/20/30 (a)(b)	500,000	481,862
Romark CLO IV Ltd.
Series 2021-4A, Class A1
3.598% (3 Month LIBOR + 1.17%), due 7/10/34 (a)(b)	500,000	486,376
Sixth Street CLO XVII Ltd.
Series 2021-17A, Class A
3.95% (3 Month LIBOR + 1.24%), due 1/20/34 (a)(b)	300,000	293,795
Tribute Rail LLC
Series 2022-1, Class A
4.76%, due 5/17/52 (a)	496,040	497,019
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2
1.645%, due 9/15/45 (a)	350,000	319,736
Vibrant CLO X Ltd.
Series 2018-10A, Class A1
3.91% (3 Month LIBOR + 1.20%), due 10/20/31 (a)(b)	500,000	487,856
Voya CLO Ltd. (a)(b)
Series 2021-2A, Class A
3.86% (3 Month LIBOR + 1.15%), due 10/20/34	500,000	483,921
Series 2019-1A, Class BR
4.062% (3 Month LIBOR + 1.55%), due 4/15/31	500,000	474,924
		8,119,701
Total Asset-Backed Securities (Cost $11,745,550)		11,352,406
Corporate Bonds 33.1%
Auto Manufacturers 2.2%
American Honda Finance Corp.
0.55%, due 7/12/24	700,000	663,924
Ford Motor Credit Co. LLC
3.664%, due 9/8/24	600,000	581,444
General Motors Financial Co., Inc.
1.05%, due 3/8/24	310,000	295,522
		1,540,890
Banks 13.2%
Banco Santander SA
2.746%, due 5/28/25	200,000	190,879

	Principal Amount	Value
Corporate Bonds
Banks
Bank of America Corp.
4.20%, due 8/26/24	$ 700,000	$ 706,962
4.827%, due 7/22/26 (c)	390,000	396,247
4.948%, due 7/22/28 (c)	275,000	282,955
Citigroup, Inc.
4.658%, due 5/24/28 (c)	475,000	481,333
Goldman Sachs Group, Inc. (The)
1.757%, due 1/24/25 (c)	500,000	482,233
Huntington National Bank (The)
4.008%, due 5/16/25 (c)	325,000	325,374
JPMorgan Chase & Co. (c)
1.561%, due 12/10/25	600,000	565,320
4.323%, due 4/26/28	310,000	311,280
Lloyds Banking Group plc
0.695% (1 Year Treasury Constant Maturity Rate + 0.55%), due 5/11/24 (b)	550,000	534,183
Mizuho Financial Group, Inc.
2.571% (3 Month LIBOR + 0.85%), due 9/13/23 (b)	1,075,000	1,073,757
Morgan Stanley (c)
0.79%, due 5/30/25	600,000	563,461
3.62%, due 4/17/25	600,000	594,516
4.21%, due 4/20/28	310,000	310,050
4.679%, due 7/17/26	290,000	294,790
Standard Chartered plc
0.991% (1 Year Treasury Constant Maturity Rate + 0.78%), due 1/12/25 (a)(b)	450,000	426,031
Sumitomo Mitsui Financial Group, Inc.
2.696%, due 7/16/24	950,000	928,395
Sumitomo Mitsui Trust Bank Ltd.
0.80%, due 9/16/24 (a)	750,000	701,705
UBS Group AG
1.364% (1 Year Treasury Constant Maturity Rate + 1.08%), due 1/30/27 (a)(b)	275,000	247,385
		9,416,856
Commercial Services 0.2%
PayPal Holdings, Inc.
3.90%, due 6/1/27	170,000	173,298
Diversified Financial Services 6.3%
AerCap Ireland Capital DAC
1.65%, due 10/29/24	690,000	641,030
Air Lease Corp.
0.80%, due 8/18/24	650,000	601,667
Aircastle Ltd.
2.85%, due 1/26/28 (a)	202,000	169,255
American Express Co.
3.375%, due 5/3/24	1,150,000	1,148,123
Antares Holdings LP
3.95%, due 7/15/26 (a)	250,000	220,568

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Capital One Financial Corp. (c)
4.166%, due 5/9/25	$ 500,000	$ 495,800
4.985%, due 7/24/26	290,000	292,653
Intercontinental Exchange, Inc.
3.65%, due 5/23/25	520,000	523,457
4.00%, due 9/15/27	350,000	352,473
		4,445,026
Electric 6.1%
Eversource Energy
Series T
1.043% (SOFR + 0.25%), due 8/15/23 (b)	750,000	744,320
NextEra Energy Capital Holdings, Inc.
1.486% (SOFR + 0.40%), due 11/3/23 (b)	1,000,000	987,541
OGE Energy Corp.
0.703%, due 5/26/23	1,000,000	972,647
Pacific Gas and Electric Co.
4.20%, due 3/1/29	161,000	146,755
5.45%, due 6/15/27	190,000	188,556
Southern California Edison Co.
1.10%, due 4/1/24	625,000	599,054
Series 20C
1.20%, due 2/1/26	175,000	159,818
Series D
4.70%, due 6/1/27	190,000	195,111
Virginia Electric and Power Co.
Series B
3.75%, due 5/15/27	360,000	364,846
		4,358,648
Entertainment 0.2%
Magallanes, Inc.
3.755%, due 3/15/27 (a)	140,000	134,591
Gas 0.5%
CenterPoint Energy Resources Corp.
0.70%, due 3/2/23	375,000	370,549
Housewares 0.3%
Newell Brands, Inc.
4.10%, due 4/1/23 (d)	205,000	204,407
Insurance 0.3%
Corebridge Financial, Inc.
3.50%, due 4/4/25 (a)	200,000	195,603

	Principal Amount	Value
Corporate Bonds
Iron & Steel 0.2%
Steel Dynamics, Inc.
2.40%, due 6/15/25	$ 125,000	$ 119,885
Media 1.6%
Charter Communications Operating LLC
4.50%, due 2/1/24	700,000	704,563
Discovery Communications LLC
3.80%, due 3/13/24	420,000	418,433
		1,122,996
Pipelines 1.3%
Kinder Morgan Energy Partners LP
4.15%, due 2/1/24	390,000	391,035
Plains All American Pipeline LP
3.85%, due 10/15/23	525,000	523,489
		914,524
Real Estate Investment Trusts 0.5%
American Campus Communities Operating Partnership LP
3.30%, due 7/15/26	385,000	381,977
Telecommunications 0.2%
T-Mobile US, Inc.
2.05%, due 2/15/28	150,000	134,513
Total Corporate Bonds (Cost $24,128,089)		23,513,763
Foreign Government Bond 0.5%
Supranational 0.5%
International Bank for Reconstruction & Development
0.85%, due 2/10/27	375,000	342,703
Total Foreign Government Bond (Cost $375,000)		342,703
Mortgage-Backed Securities 12.2%
Agency (Collateralized Mortgage Obligations) 3.1%
GNMA II, Single Family, 30 Year
4.50%, due 8/15/52 TBA (e)	1,000,000	1,019,179
UMBS, Single Family, 15 Year
4.00%, due 8/25/37 TBA (e)	1,150,000	1,169,092
		2,188,271
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 7.6%
BFLD Trust
Series 2021-FPM, Class A
3.60% (1 Month LIBOR + 1.60%), due 6/15/38 (a)(b)	700,000	675,621

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Commercial Mortgage Trust
Series 2013-SFS, Class A2
2.987%, due 4/12/35 (a)(f)	$ 1,100,000	$ 1,082,548
FHLMC, Multifamily Structured Pass-Through Certificates (f)(g)
Series K131, Class X1
0.729%, due 7/25/31	7,994,147	425,756
Series K122, Class X1
0.882%, due 11/25/30	4,090,311	235,818
Series K120, Class X1
1.038%, due 10/25/30	9,220,251	613,041
Series K112, Class X1
1.432%, due 5/25/30	3,621,583	326,564
Series K108, Class X1
1.69%, due 3/25/30	5,797,182	604,048
GS Mortgage Securities Corp. II
Series 2012-BWTR, Class A
2.954%, due 11/5/34 (a)	500,000	496,297
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A1
3.087%, due 3/5/37 (a)	500,000	479,090
Queens Center Mortgage Trust
Series 2013-QCA, Class A
3.275%, due 1/11/37 (a)	500,000	481,198
		5,419,981
Whole Loan (Collateralized Mortgage Obligations) 1.5%
COLT Mortgage Loan Trust
Series 2021-5, Class A1
1.726%, due 11/26/66 (a)(h)	453,038	405,262
GCAT Trust
Series 2022-NQM3, Class A1
4.348%, due 4/25/67 (a)(h)	391,397	382,779
New Residential Mortgage Loan Trust
Series 2022-NQM4, Class A1
5.00%, due 6/25/62 (a)(d)	300,000	298,213
		1,086,254
Total Mortgage-Backed Securities (Cost $9,029,479)		8,694,506
U.S. Government & Federal Agencies 29.4%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 3.9%
FHLB
4.00%, due 5/26/27	650,000	648,361
4.50%, due 7/26/27	600,000	601,802
4.70%, due 6/30/27	650,000	650,837
FHLMC
4.00%, due 5/27/27	350,000	349,727

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
FHLMC
4.05%, due 7/25/25	$ 225,000	$ 225,036
4.10%, due 8/12/24 (i)	325,000	325,014
		2,800,777
United States Treasury Notes 25.5%
U.S. Treasury Notes
2.875%, due 5/15/32	3,200,000	3,257,500
3.00%, due 6/30/24	11,000,000	11,015,899
3.00%, due 7/15/25	2,000,000	2,010,000
3.25%, due 6/30/27	1,555,000	1,593,875
3.25%, due 6/30/29	225,000	232,664
		18,109,938
Total U.S. Government & Federal Agencies (Cost $20,790,147)		20,910,715
Total Long-Term Bonds (Cost $66,068,265)		64,814,093

	Shares
Short-Term Investments 8.1%
Unaffiliated Investment Company 1.9%
JPMorgan U.S. Government Money Market Fund, IM Class, 2.00% (h)(j)	1,323,532	1,323,532

	Principal Amount
U.S. Government Agency Debt 6.2%
FHLB
2.39%, due 1/3/23	$ 4,500,000	4,445,509
Total Short-Term Investments (Cost $5,777,806)		5,769,041
Total Investments (Cost $71,846,071)	99.3%	70,583,134
Other Assets, Less Liabilities	0.7	527,610
Net Assets	100.0%	$ 71,110,744

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of July 31, 2022.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2022.
(d)	Step coupon—Rate shown was the rate in effect as of July 31, 2022.
(e)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of July 31, 2022, the total net market value was $2,188,271, which represented 3.1% of the Fund’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.

(f)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2022.
(g)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2022.
(i)	Delayed delivery security.
(j)	Current yield as of July 31, 2022.
Futures Contracts
As of July 31, 2022, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	82	September 2022	$ 17,221,509	$ 17,257,797	$ 36,288
Short Contracts
U.S. Treasury 5 Year Notes	(15)	September 2022	(1,702,475)	(1,705,898)	(3,423)
U.S. Treasury 10 Year Notes	(12)	September 2022	(1,439,443)	(1,453,688)	(14,245)
U.S. Treasury 10 Year Ultra Bonds	(27)	September 2022	(3,431,531)	(3,543,750)	(112,219)
Total Short Contracts					(129,887)
Net Unrealized Depreciation					$ (93,599)

1.	As of July 31, 2022, cash in the amount of $123,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2022.

Abbreviation(s):
CLO—Collateralized Loan Obligation
FHLB—Federal Home Loan Bank
FHLMC—Federal Home Loan Mortgage Corp.
GNMA—Government National Mortgage Association
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 11,352,406	$ —	$ 11,352,406
Corporate Bonds	—	23,513,763	—	23,513,763
Foreign Government Bond	—	342,703	—	342,703
Mortgage-Backed Securities	—	8,694,506	—	8,694,506
U.S. Government & Federal Agencies	—	20,910,715	—	20,910,715
Total Long-Term Bonds	—	64,814,093	—	64,814,093
Short-Term Investments
Unaffiliated Investment Company	1,323,532	—	—	1,323,532
U.S. Government Agency Debt	—	4,445,509	—	4,445,509
Total Short-Term Investments	1,323,532	4,445,509	—	5,769,041
Total Investments in Securities	1,323,532	69,259,602	—	70,583,134
Other Financial Instruments
Futures Contracts (b)	36,288	—	—	36,288
Total Investments in Securities and Other Financial Instruments	$ 1,359,820	$ 69,259,602	$ —	$ 70,619,422
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (129,887)	$ —	$ —	$ (129,887)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Funds Trust
Notes to Portfolios of Investments July 31, 2022 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
The Board of Trustees of the MainStay Funds Trust (the "Board") adopted procedures establishing methodologies for the valuation of each Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the “Valuation Committee”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for each Fund's assets and liabilities) rests with New York Life Investment Management LLC (“New York Life Investments” or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund. To assess the appropriateness of security valuations, the Manager, the Subadvisor(s) or the Fund's third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.
The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the “Subcommittee”) to establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under the procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate.
For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.
"Fair value" is defined as the price a Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of July 31, 2022, is included at the end of each Fund's respective Portfolio of Investments.
The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2022, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s), reflect the security's market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. Securities that were fair valued in such a manner as of July 31, 2022, are shown in the Portfolio of Investments.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. Securities that were fair valued in such a manner as of July 31, 2022, are shown in the Portfolio of Investments.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy. Securities that were fair valued in such a manner as of July 31, 2022, are shown in the Portfolio of Investments.
Equity securities, rights, warrants and shares of Exchange-Traded Funds ("ETFs") are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. As of July 31, 2022, securities that were fair valued in such a manner are shown in the Portfolio of Investments.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under a Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each Fund's investments was determined as of July 31, 2022, and can change at any time. Illiquid investments as of July 31, 2022, are shown in the Portfolio of Investments.